UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08236
Northern Funds
(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, IL 60603

(Address of principal executive offices) (Zip code)
Lloyd A. Wennlund, President
Northern Funds
50 South LaSalle Street
Chicago, IL 60603

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 557-2790
Date of fiscal year end: March 31
Date of reporting period: June 30, 2007

Item 1. Schedule of Investments
Item 3. Exhibits
SIGNATURES
Certification

Item 1. Schedule of Investments.
The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:
EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7%
Argentina - 0.1%
BBVA Banco Frances S.A. ADR	10,200	$109
Telecom Argentina S.A. ADR *	22,820	569

		678

Bermuda - 0.2%
China Agri-Industries Holdings Ltd. *	318,000	216
Credicorp Ltd.	20,825	1,274

		1,490

Brazil - 4.4%
All America Latina Logistica S.A.	79,300	1,085
Banco Nossa Caixa S.A.	4,600	73
Brasil Telecom Participacoes S.A.	8,454	236
Centrais Eletricas Brasileiras S.A.	23,438,600	705
Cia de Bebidas das Americas	17,703	13
Cia de Concessoes Rodoviarias	25,700	473
Cia de Saneamento Basico do Estado de Sao Paulo	23,983	522
Cia Energetica de Minas Gerais	57,636	1,226
Cia Energetica de Sao Paulo *	30,783,400	562
Cia Siderurgica Nacional S.A.	24,700	1,278
Cia Vale do Rio Doce	138,927	6,207
Cosan S.A. Industria e Comercio *	11,600	189
Cyrela Brazil Realty S.A.	36,300	450
Diagnosticos da America S.A.	6,100	135
EDP — Energias do Brasil S.A.	11,300	232
Empresa Brasileira de Aeronautica S.A.	93,600	1,136
Gafisa S.A.	18,215	285
Gerdau S.A.	10,200	216
Lojas Renner S.A.	25,600	482
Natura Cosmeticos S.A.	19,200	279
Perdigao S.A.	18,342	347
Petroleo Brasileiro S.A. — Petrobras	234,866	7,157
Petroleo Brasileiro S.A ADR	25,900	281
Souza Cruz S.A.	14,900	358
Submarino S.A.	10,000	416
Tele Norte Leste Participacoes S.A.	12,900	514
Tractebel Energia S.A.	23,700	264
Unibanco — Uniao de Bancos Brasileiros S.A.	223,000	2,536

		27,657

Chile - 1.5%
Banco de Credito e Inversiones	5,712	188
Banco Santander Chile S.A.	6,166,829	296
Banco Santander Chile S.A. ADR	3,400	168
CAP S.A.	15,527	358
Centros Comerciales Sudamericanos S.A.	164,110	675
Cia Cervecerias Unidas S.A. ADR	1,900	70
Cia de Telecomunicaciones de Chile S.A. ADR	10,100	96
Cia de Telecomunicaciones de Chile S.A., Class A	65,039	153
Cia Sudamericana de Vapores S.A. *	73,082	157
Colbun S.A.	1,194,799	273
Compania Cervecerias Unidas S.A.	16,066	118
CorpBanca S.A.	15,176,234	95
Cristalerias de Chile S.A.	4,983	69
Distribucion y Servicio D&S S.A.	321,782	172
Distribucion y Servicio D&S S.A. ADR	3,300	106
Empresa Nacional de Electricidad S.A. ADR	7,800	379
Empresa Nacional de Electricidad S.A.	439,460	713
Empresa Nacional de Telecomunicaciones S.A.	19,649	335
Empresas CMPC S.A.	18,556	686
Empresas COPEC S.A.	93,487	1,364
Empresas Iansa S.A.	243,229	28
Enersis S.A. ADR	18,700	375
Enersis S.A.	1,749,997	703
Inversiones Aguas Metropolitanas S.A.	82,308	104
Lan Airlines S.A.	18,325	308
Lan Airlines S.A. ADR	1,500	126
Madeco S.A. *	566,281	80
Masisa S.A.	553,522	156
Parque Arauco S.A.	67,431	96
SACI Falabella	59,606	307
Sociedad Quimica y Minera de Chile S.A.	16,020	277
Sociedad Quimica y Minera de Chile S.A. ADR	800	138
Vina Concha y Toro S.A.	83,014	206

		9,375

China - 7.4%
Air China Ltd.	528,000	403
Aluminum Corp. of China Ltd.	646,000	1,089
Angang New Steel Co. Ltd.	188,000	387
Anhui Conch Cement Co. Ltd.	92,000	647
Bank of China Ltd.	4,596,146	2,281
Bank of Communications Co. Ltd. *	1,215,000	1,294
Beijing Capital International Airport Co. Ltd.	320,000	450
Byd Co. Ltd.	26,000	149
EQUITY FUNDS      1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
China - 7.4% – (continued)
China Communications Construction Co. Ltd.	884,000	$1,583
China Construction Bank	5,115,643	3,520
China Eastern Airlines Corp. Ltd. *	236,000	113
China Life Insurance Co. Ltd.	1,457,502	5,238
China Petroleum & Chemical Corp.	3,468,751	3,838
China Shenhua Energy Co. Ltd.	650,000	2,270
China Shipping Container Lines Co. Ltd.	390,000	266
China Shipping Development Co. Ltd.	280,000	647
China Southern Airlines Co. Ltd. *	176,000	118
China Telecom Corp. Ltd., Class H	2,842,000	1,672
COSCO Holdings	555,250	797
Datang International Power Generation Co. Ltd. *	336,000	519
Dongfeng Motor Group Co. Ltd.	614,000	327
FU JI Food and Catering Services Holdings Ltd.	34,000	117
Guangshen Railway Co. Ltd.	288,000	229
Huadian Power International Co.	216,000	112
Huaneng Power International, Inc.	628,000	713
Hunan Non-Ferrous Metal Corp. Ltd.	208,000	129
Industrial & Commercial Bank of China	6,018,000	3,341
Jiangsu Express	268,000	271
Jiangxi Cooper Co. Ltd.	305,000	513
Maanshan Iron & Steel	352,000	275
Motech Industries, Inc.	14,000	183
PetroChina Co. Ltd.	3,913,038	5,766
PICC Property & Casualty Co., Ltd. *	438,000	357
Ping An Insurance Group Co. of China Ltd.	293,000	2,071
Semiconductor Manufacturing International Corp. *	3,481,000	476
Shanghai Electric Group Co. Ltd.	530,000	239
Shanghai Forte Land Co.	140,000	79
Shenzhen Expressway Co. Ltd.	106,000	82
Shimao Property Holdings Ltd	305,000	682
Sinopec Shanghai Petrochemical Co. Ltd.	456,000	299
Sinopec Yizheng Chemical Fibre Co. Ltd. *	220,000	103
Sinotrans Ltd.	228,000	108
Travelsky Technology Ltd.	72,000	62
Tsingtao Brewery Co. Ltd.	52,000	126
Weichai Power Co. Ltd.	20,000	130
Weiqiao Textile Co.	69,000	155
Xinao Gas Holdings Ltd.	104,000	131
Yanzhou Coal Mining Co. Ltd.	376,000	574
Zhejiang Expressway Co. Ltd.	297,000	319
Zijin Mining Group Co. Ltd.	840,000	494
ZTE Corp.	29,800	142

		45,886

Colombia - 0.3%
BanColombia S.A.	57,300	1,881

Czech Republic - 0.7%
Central European Media Enterprises Ltd. *	5,600	544
CEZ	42,470	2,191
Komercni Banka A/S	3,110	579
Philip Morris CR A/S	100	52
Telefonica O2 Czech Republic A/S	23,140	650
Unipetrol *	12,630	170
Zentiva N.V.	4,560	309

		4,495

Egypt - 0.7%
Alexandria Mineral Oils Co.	2,889	43
Commercial International Bank	32,150	344
Credit Agricole Egypt *	9,223	28
Eastern Tobacco	2,336	168
Egyptian Co. for Mobile Services	6,941	219
Egyptian Financial Group-Hermes Holding	39,982	323
Egyptian International Pharmaceutical Industrial Co.	5,728	30
EL Ezz Aldekhela Steel Alexandria	532	98
El Ezz Steel Rebars SAE	16,255	156
El Watany Bank of Egypt	11,773	94
Medinet Nasr Housing	1,116	60
Misr Beni Suef Cement Co.	2,363	42
Olympic Group Financial Investments	7,178	82
Orascom Construction Industries	16,578	1,085
Orascom Hotels & Development *	17,627	184
Orascom Telecom Holding SAE	101,527	1,296
Oriental Weavers	3,320	41
Sidi Kerir Petrochemcials Co.	26,431	82
Telecom Egypt	69,161	213

		4,588

Hong Kong - 4.6%
Agile Property Holdings Ltd.	324,000	424
Beijing Enterprises Holdings Ltd.	50,000	190
Brilliance China Automotive Holdings Ltd. *	322,000	81
Chaoda Modern Agriculture	390,000	301
China Citic Bank *	960,000	734
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
Hong Kong - 4.6% – (continued)
China Everbright Ltd. *	158,000	$331
China Mengniu Dairy Co. Ltd.	200,000	690
China Merchants Holdings International Co. Ltd.	217,300	1,052
China Mobile Ltd.	1,024,486	11,001
China Overseas Land & Investment Ltd.	740,000	1,155
China Resources Enterprise Ltd., Class H	248,000	933
China Resources Land Ltd.	344,000	520
China Resources Power Holdings Co.	240,000	573
China Travel International Inv HK	640,000	336
Citic Pacific Ltd.	233,000	1,170
CNOOC Ltd.	3,138,604	3,557
Cofco International Ltd.	130,000	88
Cosco Pacific Ltd.	242,000	635
Denway Motors Ltd.	1,076,000	509
Global Bio-Chem Technology Group Co. Ltd.	192,000	79
GOME Electrical Appliances Holdings Ltd.	228,000	349
Guangdong Investment Ltd.	540,000	315
Guangzhou Investment Co. Ltd.	598,000	152
Guangzhou R&F Properties Co. Ltd.	204,800	627
Hengan International Group Co. Ltd.	132,000	469
Hopson Development Holdings Ltd.	126,000	354
Li Ning Co. Ltd.	142,000	344
Nine Dragons Paper Holdings Ltd.	258,000	601
Shanghai Industrial Holdings Ltd.	92,000	353
Shenzhen Investment Ltd.	226,000	171
Sinochem Hong Kong Holding Ltd.	302,000	214
TPV Technology Ltd.	220,000	152

		28,460

Hungary - 1.1%
Gedeon Richter Nyrt.	2,801	563
Magyar Telekom Telecommunications PLC	93,966	512
MOL Hungarian Oil and Gas Nyrt.	16,811	2,551
OTP Bank PLC	54,519	3,166

		6,792

India - 6.2%
ABB Ltd. India *	10,950	295
ACC Ltd.	10,501	241
Aditya Birla Nuvo Ltd.	7,816	257
Ashok Leyland Ltd.	84,716	79
Asian Paints Ltd.	4,993	99
Bajaj Auto Ltd.	5,993	315
Bharat Electronics Ltd.	2,662	120
Bharat Forge Ltd.	17,026	129
Bharat Heavy Electricals Ltd.	23,973	906
Bharat Petroleum Corp. Ltd.	17,170	144
Cipla Ltd.	66,014	337
Dish TV India Ltd. *	37,093	97
Dr Reddy’s Laboratories Ltd.	5,913	95
Dr. Reddy’s Laboratories Ltd. ADR	17,180	277
GAIL India Ltd.	52,085	397
GlaxoSmithKline Pharmaceuticals Ltd.	4,484	140
Glenmark Pharmaceuticals Ltd.	9,717	157
Grasim Industries Ltd.	7,485	485
Gujarat Ambuja Cements Ltd.	126,729	388
HDFC Bank Ltd.	12,244	345
HDFC Bank Ltd. ADR	10,270	865
Hero Honda Motors Ltd.	16,224	276
Hindalco Industries Ltd.	108,556	427
Hindustan Lever Ltd.	184,759	856
Hindustan Petroleum Corp. Ltd.	12,682	84
Housing Development Finance Corp.	37,983	1,898
ICICI Bank Ltd.	28,268	663
ICICI Bank Ltd. ADR	46,464	2,284
Indiabulls Financial Services Ltd.	25,967	377
Indiabulls Real Estate Ltd. *	30,065	309
Indian Hotels Co. Ltd.	51,503	191
Indian Petrochemicals Co.	20,560	173
Infosys Technologies Ltd.	25,545	1,210
Infosys Technologies Ltd. ADR	61,349	3,091
Infrastructure Development Finance Co. Ltd.	122,258	395
ITC Ltd.	218,787	831
Jaiprakash Associates Ltd.	19,051	347
Jindal Steel & Power Ltd.	2,258	192
Kotak Mahindra Bank Ltd.	23,286	385
Larsen & Toubro Ltd.	21,735	1,174
Mahanagar Telephone Nigam	6,515	26
Mahanagar Telephone Nigam ADR	15,400	119
Mahindra & Mahindra Ltd.	28,832	512
Maruti Udyog Ltd.	14,604	267
Nestle India Ltd.	5,107	145
Oil & Natural Gas Corp. Ltd.	52,764	1,174
Ranbaxy Laboratories Ltd. GDR	30,357	265
Reliance Capital Ltd.	21,968	588
Reliance Communications Ltd. *	127,096	1,616
EQUITY FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
India - 6.2% – (continued)
Reliance Energy Ltd.	20,277	$306
Reliance Industries Ltd.	33,125	1,384
Reliance Industries Ltd., GDR (London Exchange) (1) (2)	44,845	3,789
Reliance Industries Ltd., GDR (OTC Exchange)(1)	4,000	334
Satyam Computer Services Ltd.	22,218	255
Satyam Computer Services Ltd. ADR	33,060	818
Siemens India Ltd.	8,722	299
State Bank of India Ltd.	11,222	421
Sun Pharma Advanced Research Co. Ltd. *	8,946	29
Sun Pharmaceuticals Industries Ltd.	11,545	291
Tata Consultancy Services Ltd.	25,389	717
Tata Motors Ltd.	10,682	176
Tata Motors Ltd. ADR	27,750	456
Tata Power Company Ltd.	12,417	205
Tata Steel Ltd.	28,579	419
Tata Tea Ltd.	5,089	107
Ultra Tech Cement Ltd.	5,978	132
Unitech Ltd.	34,589	429
UTI Bank Ltd.	27,552	410
Videocon Industries Ltd.	12,390	128
Videsh Sanchar Nigam Ltd.	9,892	114
Wipro Ltd.	23,758	303
Wipro Ltd. ADR	28,240	439
Zee Entertainment Enterprises Ltd.	41,439	303

		38,307

Indonesia - 1.5%
Aneka Tambang TbK PT	133,500	185
Astra Agro Lestari Tbk PT	72,500	110
Astra International Tbk PT	417,004	780
Bank Central Asia Tbk PT	1,257,500	759
Bank Danamon Indonesia Tbk PT	344,500	263
Bank Internasional Indonesia Tbk PT	3,656,000	72
Bank Mandiri Persero Tbk PT	1,476,000	511
Bank Pan Indonesia Tbk PT *	1,151,000	82
Bank Rakyat Indonesia	1,128,000	718
Berlian Laju Tanker Tbk PT	431,000	98
Bumi Resources Tbk PT	3,594,500	905
Energi Mega Persada Tbk PT *	741,000	66
Gudang Garam Tbk PT	116,000	143
Indocement Tunggal Prakarsa Tbk PT	168,500	117
Indofood Sukses Makmur Tbk PT	856,500	192
Indosat Tbk PT	500,500	360
International Nickel Indonesia Tbk PT	41,500	255
Kalbe Farma Tbk PT	971,500	149
Perusahaan Gas Negara PT	422,500	442
Ramayana Lestari Sentosa TbK PT	387,500	43
Semen Gresik Persero Tbk PT	29,000	166
Telekomunikasi Indonesia Tbk PT	2,067,821	2,254
Unilever Indonesia Tbk PT	317,000	235
United Tractors Tbk PT	264,000	241

		9,146

Israel - 2.2%
Africa Israel Investments Ltd.	2,615	263
Aladdin Knowledge Systems Ltd. *	2,001	42
Alvarion Ltd. *	11,280	105
AudioCodes Ltd. *	4,300	24
Bank Hapoalim BM	194,927	949
Bank Leumi Le-Israel BM	175,396	686
Bezeq Israeli Telecommunication Corp. Ltd.	217,568	356
Check Point Software Technologies *	39,360	898
Clal Industries and Investments	10,200	60
Clal Insurance *	3,701	101
Discount Investment Corp.	5,005	158
ECI Telecom Ltd. *	12,599	115
Elbit Systems Ltd.	4,719	198
Given Imaging Ltd. *	2,391	75
Harel Insurance Investments Ltd.	1,339	74
IDB Development Corp. Ltd.	3,569	134
Israel (The) Corp. Ltd	460	316
Israel Chemicals Ltd.	106,243	842
Israel Discount Bank Ltd. *	85,993	177
Koor Industries Ltd. *	1,775	118
Makhteshim-Agan Industries Ltd.	59,499	431
Migdal Insurance Holdings Ltd.	49,482	82
Mizrahi Tefahot Bank Ltd.	22,914	168
Nice Systems Ltd. *	10,624	376
Orbotech Ltd. *	6,227	139
Partner Communications	15,356	244
RADWARE Ltd. *	2,592	38
Retalix Ltd. *	2,544	50
Strauss-Elite Ltd.	4,468	53
Super-Sol Ltd. *	13,878	54
Syneron Medical Ltd. *	4,488	112
NORTHERN FUNDS QUARTERLY REPORT     4     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
Israel - 2.2% – (continued)
Teva Pharmaceutical Industries Ltd.	154,361	$6,373

		13,811

Luxembourg - 0.5%
Tenaris S.A. ADR	64,699	3,168

Malaysia - 2.8%
AirAsia Bhd. *	179,000	99
AMMB Holdings Bhd.	286,100	358
Astro All Asia Networks PLC	82,300	107
Berjaya Sports Toto Bhd.	152,600	232
British American Tobacco Malaysia Bhd.	27,200	355
Bumiputra-Commerce Holdings Bhd.	499,100	1,692
Bursa Malaysia Bhd.	64,000	211
DRB-Hicom Bhd.	100,000	53
Gamuda Bhd.	146,400	341
Genting Bhd	382,000	913
Golden Hope Plantations Bhd.	123,400	304
Guinness Anchor Bhd.	21,000	36
Highlands & Lowlands Bhd.	27,000	60
Hong Leong Bank Bhd.	91,600	169
Hong Leong Financial Group Bhd.	34,000	64
IGB Corp. Bhd.	156,000	122
IJM Corp. Bhd.	113,500	275
IOI Corp. Bhd	711,000	1,071
IOI Properties Bhd.	15,000	58
KLCC Property Holdings Bhd.	76,000	80
Kuala Lumpur Kepong Bhd.	90,150	337
Lafarge Malayan Cement Bhd.	236,000	119
Magnum Corp. Bhd.	153,000	154
Malayan Banking Bhd.	399,700	1,389
MISC. Bhd.	232,600	667
Malaysian Airline System Bhd. *	42,000	72
Malaysian Bulk Carriers Bhd.	43,750	44
Malaysian Pacific Industries	13,000	37
Malaysian Resources Corp Bhd. *	142,000	111
Maxis Communications Bhd.	201,900	889
Media Prima Bhd.	129,000	113
MMC Corp. Bhd.	58,200	132
Mulpha International Bhd. *	164,000	85
Multi-Purpose Holdings Bhd.	95,000	61
Petronas Dagangan Bhd.	53,600	124
Petronas Gas Bhd.	100,900	307
PLUS Expressways Bhd.	317,000	294
POS Malaysia & Services Holdings Bhd.	55,000	67
PPB Group Bhd.	92,000	203
Proton Holdings Bhd.	53,000	92
Public Bank Bhd.	217,000	625
Resorts World Bhd	523,500	525
RHB Capital Bhd.	129,000	180
Scomi Group Bhd.	109,000	52
Shell Refining Co. Federation of Malaya Bhd.	30,000	90
Sime Darby Bhd.	311,200	865
SP Setia Bhd.	104,400	262
Star Publications Malaysia Bhd.	82,000	82
TA Enterprise Bhd.	133,000	69
Tanjong PLC	42,600	238
Telekom Malaysia Bhd.	209,100	624
Tenaga Nasional Bhd.	267,400	883
Transmile Group Bhd.	29,000	38
UEM World Bhd	116,000	127
UMW Holdings Bhd.	49,000	179
YTL Corp. Bhd.	173,400	414

		17,150

Mexico - 5.7%
Alfa S.A. de C.V., Class A	68,000	535
America Movil S.A. de C.V., Series L	3,774,417	11,682
Carso Infraestructura y Construccion S.A. de C.V. *	120,000	120
Cemex S.A. de C.V., CPO *	1,458,840	5,373
Coca-Cola Femsa S.A. de C.V., Series L	51,000	226
Consorcio ARA SAB de C.V.	157,000	254
Controladora Comercial Mexicana S.A. de C.V., UBC	61,000	156
Corp. GEO S.A. de C.V., Series B *	88,000	482
Desarrolladora Homex S.A. de C.V. *	31,000	312
Empresas ICA Sociedad Controladora S.A. de C.V. *	71,000	360
Fomento Economico Mexicano S.A. de C.V., UBD	441,000	1,731
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	98,000	483
Grupo Aeroportuario del Sureste S.A. de C.V., Class B	46,000	241
Grupo Bimbo S.A. de C.V., Series A	57,000	351
Grupo Carso S.A. de C.V., Series A1	121,000	468
EQUITY FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
Mexico - 5.7% – (continued)
Grupo Financiero Banorte S.A. de C.V.	272,000	$1,248
Grupo Mexico SAB de C.V., Series B	263,000	1,606
Grupo Modelo S.A., Series C	107,000	579
Grupo Televisa S.A., Series CPO	508,612	2,804
Industrias Penoles S.A. de C.V.	19,000	227
Kimberly-Clark de Mexico S.A. de C.V., Class A	101,000	439
Telefonos de Mexico S.A. de C.V., Series L	1,554,388	2,949
TV Azteca S.A. de C.V., CPO	222,000	198
Urbi Desarrollos Urbanos S.A. de C.V.*	72,000	329
Wal-Mart de Mexico S.A. de C.V., Series V	637,971	2,420

		35,573

Morocco - 0.3%
Attijariwafa Bank	583	191
Banque Marocaine du Commerce Exterieur	802	271
Brasseries Maroc	100	22
Douja Promotion Groupe Addoha S.A. *	930	313
Holcim Maroc S.A.	323	112
Lafarge Ciments	131	89
Managem	366	23
Marco Telecom	26,611	424
ONA S.A.	857	162
Samir	524	55
Societe Nationale d’Investissement	257	50
Sonasid	227	79

		1,791

Pakistan - 0.2%
Engro Chemical Pakistan Ltd.	17,600	74
Fauji Fertilizer Co Ltd.	39,300	79
Faysal Bank Ltd.	24,500	30
HUB Power Co.	96,195	58
Lucky Cement Ltd	31,900	73
MCB Bank Ltd.	50,675	306
National Bank Of Pakistan	32,150	139
Nishat Mills Ltd.	12,500	27
Oil & Gas Development Co Ltd.	112,851	223
Pakistan Petroleum Ltd.	12,000	52
Pakistan State Oil Co Ltd.	17,635	114
Pakistan Telecommunication Co. Ltd.	94,122	89
SUI Northern Gas Pipeline	21,044	25
United Bank Ltd.	31,762	115

		1,404

Philippines - 0.6%
Ayala Corp.	29,740	351
Ayala Land, Inc.	1,068,580	404
Banco de Oro Universal Bank	115,100	173
Bank of the Philippine Islands	222,640	330
Filinvest Land, Inc. *	1,465,000	68
First Philippine Holdings Corp.	46,800	91
Globe Telecom, Inc.	5,180	152
Jollibee Foods Corp.	70,400	80
Manila Electric Co.	66,800	166
Megaworld Corp.	1,645,000	142
Metropolitan Bank & Trust	107,400	166
Petron Corp.	334,000	39
Philippine Long Distance Telephone Co.	11,620	666
PNOC Energy Development Corp.	1,166,000	141
San Miguel Corp., Class B	48,600	86
SM Investments Corp.	30,947	284
SM Prime Holdings	742,500	189

		3,528

Poland - 1.8%
Agora S.A.	7,992	121
Asseco Poland S.A.	5,728	175
Bank BPH	1,780	604
Bank Pekao S.A.	15,447	1,430
Bank Zachodni WBK S.A.	4,339	451
Bioton S.A. *	249,810	170
Boryszew S.A. *	2,975	31
BRE Bank S.A. *	1,783	349
Budimex S.A. *	2,105	94
Computerland	1,026	31
Debica	923	45
Echo Investment S.A. *	5,250	206
Globe Trade Centre S.A. *	24,824	435
Grupa Kety S.A.	1,810	150
KGHM Polska Miedz S.A.	24,695	953
Mondi Packaging Paper Swiecie S.A.	2,328	84
Orbis S.A.	5,412	162
PBG S.A. *	1,758	238
Polish Oil & Gas Co.	237,631	432
Polska Grupa Farmaceutycz	1,854	76
Polski Koncern Naftowy Orlen *	65,972	1,302
Powszechna Kasa Oszczednosci Bank Polski S.A.	102,659	2,022
NORTHERN FUNDS QUARTERLY REPORT     6     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
Poland - 1.8% – (continued)
Prokom Software S.A.	2,263	$122
Telekomunikacja Polska S.A.	143,990	1,261
TVN S.A.	32,416	263

		11,207

Russia - 8.9%
Comstar United Telesystems, GDR (1)	33,831	313
LUKOIL	7,380	566
LUKOIL ADR (London Exchange)	63,640	4,849
LUKOIL ADR (OTC Exchange)	24,800	1,879
Mechel	6,169	225
MMC Norilsk Nickel	2,688	562
MMC Norilsk Nickel ADR	14,865	3,309
Mobile Telesystems ADR	41,275	2,500
NovaTek OAO, GDR (Registered) (1)	15,352	798
Novolipetsk Steel, GDR (London Exchange) (1)	9,200	270
Novolipetsk Steel, GDR (Registered) (1)	7,117	209
OAO Gazprom	188,236	1,971
OAO Gazprom ADR (London Exchange) (1)	420,720	17,628
OAO Gazprom ADR (OTC Exchange) (1)	18,300	766
Polyus Gold Co. ADR	14,667	616
Polyus Gold Co.	929	39
Rostelecom	4,594	44
Rostelecom ADR	11,710	667
Sberbank RF	1,775	6,923
Severstal	2,846	39
Severstal GDR (1)	38,330	540
Sibirtelecom	862,632	96
Sistema JSFC (1)	19,904	565
Surgutneftegaz	97,535	107
Surgutneftegaz ADR (London Exchange)	600	33
Surgutneftegaz ADR (OTC Exchange)	26,555	1,454
Tatneft	20,539	94
Tatneft, GDR	12,895	1,180
Unified Energy System *	49,909	68
Unified Energy System GDR (Registered) (1)*	1,300	176
Unified Energy System ADR *	16,584	2,247
Uralsvyazinform ADR	11,600	142
Vimpel-Communications ADR	18,866	1,988
VolgaTelecom	15,348	79
VTB Bank GDR (1) (2)*	5,276	58
VTB Bank OJSC *	328,606,391	1,796
Wimm-Bill-Dann Foods OJSC ADR	3,350	348

		55,144

South Africa - 7.1%
African Bank Investments Ltd.	95,468	404
Alexander Forbes Ltd. *	60,224	146
Allan Gray Property Trust	174,820	161
Anglo Platinum Corp. Ltd.	14,233	2,343
Anglogold Ashanti Ltd.	31,718	1,198
Aspen Pharmacare Holdings Ltd. *	37,779	198
Aveng Ltd.	79,252	560
AVI Ltd.	56,765	158
Barloworld Ltd.	42,315	1,179
Bidvest Group Ltd.	54,507	1,110
Ellerine Holdings Ltd.	18,847	186
FirstRand Ltd.	581,829	1,860
Foschini Ltd.	42,538	367
Gold Fields Ltd.	125,618	1,943
Grindrod Ltd.	60,053	187
Harmony Gold Mining Co. Ltd. *	71,002	1,007
Hulamin Ltd. *	9,540	44
Impala Platinum Holdings Ltd.	110,479	3,375
Imperial Holdings Ltd.	37,269	768
Investec Ltd.	33,237	429
JD Group Ltd.	37,282	374
Kumba Iron Ore Ltd.	15,218	398
Lewis Group Ltd.	15,851	138
Liberty Group Ltd.	21,853	277
Massmart Holdings Ltd.	42,419	518
Metropolitan Holdings Ltd.	105,849	222
Mittal Steel South Africa Ltd.	41,068	740
MTN Group Ltd.	306,370	4,177
Murray & Roberts Holdings Ltd.	59,308	537
Nampak Ltd.	99,783	309
Naspers Ltd.	71,069	1,829
Nedbank Group Ltd.	41,552	776
Network Healthcare Holdings Ltd. *	244,965	500
Pick’n Pay Stores Ltd.	39,617	199
Pretoria Portland Cement Co. Ltd.	2,871	199
Reunert Ltd.	34,924	375
Sanlam Ltd.	475,597	1,513
Sappi Ltd.	40,774	742
Sasol Ltd.	122,220	4,598
EQUITY FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
South Africa - 7.1% – (continued)
Shoprite Holdings Ltd.	90,679	$419
Spar Group (The) Ltd.	31,047	233
Standard Bank Group Ltd.	252,654	3,512
Steinhoff International Holdings Ltd.	205,150	702
Super Group Ltd.	44,499	95
Telkom S.A. Ltd.	60,033	1,515
Tiger Brands Ltd.	34,199	878
Truworths International Ltd.	98,837	510
Woolworths Holdings Ltd.	167,895	508

		44,416

South Korea - 14.6%
Amorepacific Corp.	689	546
Asiana Airlines	12,390	112
Cheil Communications, Inc.	576	177
Cheil Industries, Inc.	9,870	474
CJ Corp.	3,747	454
Daegu Bank	23,930	420
Daelim Industrial Co.	5,990	891
Daewoo Engineering & Construction Co. Ltd.	31,610	907
Daewoo International Corp.	8,730	413
Daewoo Securities Co. Ltd.	24,140	745
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	19,850	1,124
Daishin Securities Co. Ltd.	7,090	229
Daum Communications Corp. *	1,417	118
Dongbu Insurance Co. Ltd.	7,470	251
Dongkuk Steel Mill Co. Ltd.	7,990	260
Doosan Heavy Industries and Construction Co. Ltd.	6,890	661
Doosan Infracore Co. Ltd.	16,830	565
GS Engineering & Construction Corp.	7,400	885
Hana Financial Group, Inc.	24,820	1,210
Hanjin Heavy Industries & Construction Co. Ltd.	8,350	593
Hanjin Heavy Industries and Construction Co. Ltd.	11,840	522
Hankook Tire Co. Ltd.	20,770	373
Hanmi Pharm Co. Ltd.	943	145
Hanwha Chem Corp.	9,350	231
Hanwha Corp.	8,470	493
Hite Brewery Co. Ltd.	2,524	328
Honam Petrochemical Corp.	2,990	299
Hyosung Corp.	3,730	200
Hyundai Autonet Co. Ltd.	15,140	126
Hyundai Department Store Co. Ltd.	2,560	302
Hyundai Development Co.	13,300	947
Hyundai Engineering & Construction Co. Ltd. *	9,330	683
Hyundai Heavy Industries	8,692	3,246
Hyundai Marine & Fire Insurance Co. Ltd.	13,360	241
Hyundai Merchant Marine Co. Ltd.	6,930	270
Hyundai Mipo Dockyard	2,470	687
Hyundai Mobis	11,872	1,128
Hyundai Motor Co. Ltd.	32,072	2,534
Hyundai Securities Co.	22,530	562
Hyundai Steel Co.	11,230	620
Kangwon Land, Inc.	22,220	516
KCC Corp.	970	441
KIA Motors Corp. *	41,610	649
Kookmin Bank	69,395	6,092
Korea Electric Power Corp.	53,616	2,379
Korea Exchange Bank	29,930	445
Korea Investment Holdings Co. Ltd.	8,150	558
Korea Zinc Co. Ltd.	2,310	393
Korean Air Lines Co. Ltd.	7,888	448
Korean Reinsurance Co.	11,450	179
KT Corp.	27,510	1,286
KT Freetel Co. Ltd.	16,860	520
KT&G Corp.	23,298	1,639
LG Chem Ltd.	8,900	752
LG Electronics, Inc. *	19,804	1,638
LG Fashion Corp.	3,137	113
LG Household & Health Care Ltd.	2,084	302
LG International Corp.	4,902	165
LG Petrochemical Co. Ltd.	6,510	254
LG.Philips LCD Co. Ltd. *	22,970	1,022
Lotte Chilsung Beverage Co. Ltd.	90	116
Lotte Confectionery Co. Ltd.	150	200
Lotte Shopping Co. Ltd.	1,824	711
LS Cable Ltd.	3,320	233
Mirae Asset Securities Co. Ltd.	3,652	329
NCSoft Corp. *	2,640	253
NHN Corp. *	7,844	1,431
Nong Shim Co. Ltd.	518	147
Orion Corp.	590	176
Pacific Corp.	320	59
Poongsan Corp.	3,380	103
NORTHERN FUNDS QUARTERLY REPORT     8     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
South Korea - 14.6% – (continued)
POSCO	15,269	$7,330
Pusan Bank	24,410	353
S-Oil Corp.	9,220	710
S1 Corp. of Korea	2,960	160
Samsung Corp.	28,110	1,378
Samsung Electro-Mechanics Co. Ltd.	12,390	679
Samsung Electronics Co. Ltd.	22,698	13,906
Samsung Engineering Co. Ltd.	6,400	676
Samsung Fine Chemicals Co. Ltd.	2,180	85
Samsung Fire & Marine Insurance Co. Ltd.	7,738	1,491
Samsung Heavy Industries Co. Ltd.	36,420	1,782
Samsung SDI Co. Ltd.	6,740	438
Samsung Securities Co. Ltd.	11,524	927
Samsung Techwin Co. Ltd.	10,150	535
Shinhan Financial Group Co. Ltd.	67,200	4,088
Shinsegae Co. Ltd.	2,965	1,932
SK Corp.	17,477	2,544
SK Telecom Co. Ltd.	8,355	1,926
Tong Yang Investment Bank	14,438	286
Woongjin Coway Co. Ltd.	8,000	271
Woori Investment & Securities Co. Ltd.	18,610	570
Yuhan Corp.	1,546	289

		90,877

Taiwan - 12.0%
Acer, Inc.	473,280	965
Advanced Semiconductor Engineering, Inc. *	688,000	937
Advantech Co Ltd.	39,219	125
Asia Cement Corp.	310,520	409
Asia Optical Co., Inc.	38,450	185
Asustek Computer, Inc.	605,900	1,667
AU Optronics Corp.	1,261,180	2,149
Benq Corp. *	402,000	152
Catcher Technology Co. Ltd.	80,161	750
Cathay Financial Holding Co. Ltd.	1,132,720	2,705
Cathay Real Estate Development Co. Ltd. *	113,000	66
Chang Hwa Commercial Bank *	781,000	494
Cheng Shin Rubber Industry Co. Ltd.	119,750	153
Cheng Uei Precision Industry Co. Ltd.	52,159	168
Chi Mei Optoelectronics Corp.	798,048	947
China Airlines *	168,034	76
China Development Financial Holding Corp.	1,827,690	792
China Motor Corp.	71,390	69
China Steel Corp.	1,727,668	2,103
Chinatrust Financial Holding Co.	1,404,480	1,094
Chunghwa Picture Tubes Ltd. *	1,163,000	313
Chunghwa Telecom Co. Ltd. ADR	31,915	602
Chunghwa Telecom Co. Ltd.	682,000	1,301
CMC Magnetics Corp. *	479,000	162
Compal Communications, Inc.	26,900	73
Compal Electronics, Inc.	637,758	689
Compeq Manufacturing Co. *	101,000	47
D-Link Corp.	133,600	317
Delta Electronics, Inc. *	291,900	1,150
E.Sun Financial Holding Co. Ltd.	511,200	296
Epistar Corp.	57,000	233
Eternal Chemical Co. Ltd.	70,300	111
Eva Airways Corp.	164,000	66
Evergreen Marine Corp. Tawain Ltd.	220,180	146
Far Eastern Textile Co. Ltd.	572,620	586
First Financial Holding Co. Ltd.	887,250	632
Formosa Chemicals & Fibre Co.	565,520	1,304
Formosa Petrochemical Corp.	393,000	981
Formosa Plastics Corp.	836,390	2,122
Formosa Taffeta Co. Ltd.	147,540	162
Foxconn Technology Co. Ltd.	73,900	888
Fu Sheng Industrial Co. Ltd. *	134,560	152
Fubon Financial Holding Co. Ltd.	715,000	653
Fuhwa Financial Holdings Co. Ltd. *	1,173,285	666
Gigabyte Technology Co. Ltd.	64,000	48
HannStar Display Corp. *	1,126,000	279
High Tech Computer Corp.	73,400	1,311
HON HAI Precision Industry Co. Ltd.	838,894	7,249
Hua Nan Financial Holdings Co. Ltd.	687,000	482
InnoLux Display Corp. *	390,000	1,614
Inotera Memories, Inc. *	581,000	734
Inventec Appliances Corp.	24,100	51
Inventec Co. Ltd.	321,080	243
Kinpo Electronics	110,740	45
Kinsus Interconnect Technology Corp.	34,000	134
Largan Precision Co. Ltd.	21,500	302
Lite-On Technology Corp.	557,993	719
Macronix International *	471,000	223
MediaTek, Inc.	161,200	2,511
Mega Financial Holding Co. Ltd.	1,769,000	1,198
EQUITY FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
Taiwan - 12.0% – (continued)
Micro-Star International Co. Ltd.	87,310	$65
Mitac International	220,743	280
Mosel Vitelic, Inc.	147,000	194
Nan Ya Plastics Corp.	1,032,800	2,275
Nan Ya Printed Circuit Board Corp.	35,000	214
Nanya Technology Corp.	365,000	333
Novatek Microelectronics Corp. Ltd.	91,527	479
Oriental Union Chemical Corp.	59,000	50
Phoenix Precision Technology Corp. *	83,761	109
Polaris Securities Co. Ltd. *	288,012	149
POU Chen Corp.	361,646	407
Powerchip Semiconductor Corp.	1,398,000	851
Powertech Technology, Inc.	59,000	246
President Chain Store Corp.	104,000	296
ProMOS Technologies, Inc. *	1,177,000	494
Quanta Computer, Inc.	402,684	627
Realtek Semiconductor Corp.	70,225	348
Ritek Corp. *	278,000	83
Shin Kong Financial Holding Co. Ltd.	671,828	782
Siliconware Precision Industries Co.	499,752	1,061
Sinopac Financial Holdings Co. Ltd.	1,159,000	554
Synnex Technology International Corp.	150,900	228
Taishin Financial Holdings Co. Ltd. *	858,000	474
Taiwan Cement Corp.	530,014	614
Taiwan Fertilizer Co Ltd.	144,000	302
Taiwan Glass Industrial Corp.	98,080	94
Taiwan Mobile Co. Ltd.	464,343	569
Taiwan Secom Co. Ltd.	34,100	58
Taiwan Semiconductor Manufacturing Co. Ltd.	4,269,267	9,210
Tatung Co. Ltd. *	706,000	316
Teco Electric and Machinery Co. Ltd.	348,000	198
Tripod Technology Corp.	50,000	255
U-Ming Marine Transport Corp.	94,000	184
Uni-President Enterprises Corp.	525,000	526
Unimicron Technology Corp.	128,000	196
United Microelectronics Corp.	3,585,489	2,165
Vanguard International Semiconductor Corp. *	130,000	130
Via Technologies, Inc. *	156,000	165
Walsin Lihwa Corp.	583,000	344
Wan Hai Lines Ltd.	222,200	178
Waterland Financial Holdings	180,000	58
Winbond Electronics Corp. *	574,000	217
Wintek Corp.	140,508	152
Wistron Corp.	212,000	396
Ya Hsin Industrial Co. Ltd.	121,548	22
Yageo Corp. *	454,000	218
Yang Ming Marine Transport	249,000	193
Yieh Phui Enterprise	101,960	46
Yuen Foong Yu Paper Manufacturing Co. Ltd.	145,748	64
Yulon Motor Co. Ltd.	151,705	187
Zyxel Communications Corp.	52,080	96

		74,553

Thailand - 1.3%
Advanced Info Service PCL (Registered)	179,900	451
Airports of Thailand PCL	88,600	151
Aromatics Thailand PCL	40,600	78
Bangkok Bank PCL	82,100	278
Bangkok Bank PCL (Registered)	192,700	681
Bangkok Expressway PCL	61,600	42
Banpu PCL	5,500	43
Banpu PCL (Registered)	25,100	196
BEC World PCL (Registered)	177,000	118
Central Pattana PCL (Registered)	132,900	102
Charoen Pokphand Foods PCL	536,100	81
CP Seven Eleven PCL	440,700	126
Electricity Generating PCL (Registered)	13,900	43
Electricity Generating PCL	22,400	78
Glow Energy PCL	100,200	89
Hana Microelectronics PCL	101,000	83
IRPC PCL	1,979,700	347
Kasikornbank PCL	101,000	216
Kasikornbank PCL (Registered)	237,100	525
Krung Thai Bank Public Co. Ltd.	559,800	193
Land and Houses PCL	390,000	77
Land and Houses PCL (Registered)	444,100	96
Precious Shipping PCL (Registered)	76,800	59
PTT Chemical PCL (Registered)	72,700	189
PTT Exploration & Production PCL (Registered)	236,800	741
PTT PCL (Registered)	162,100	1,268
PTT PCL NVDR	10,700	84
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	100
Rayong Refinery PCL (Registered)	274,300	154
Siam Cement PCL	27,200	205
NORTHERN FUNDS QUARTERLY REPORT     10     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.7% – CONTINUED
Thailand - 1.3% – (continued)
Siam Cement PCL (Registered)	61,000	$474
Siam City Cement PCL	14,200	113
Siam Commercial Bank PCL (Registered)	202,100	427
Siam Makro PCL (Registered)	15,600	40
Thai Airways International PCL	105,500	132
Thanachart Capital PCL	122,900	52
True Corp. PCL *	334,200	73

		8,205

Turkey - 1.5%
Adana Cimento	6,474	42
Akbank TAS	185,062	1,029
Akcansa Cimento A.S.	8,755	54
Aksigorta A.S.	24,101	145
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	11,487	459
Arcelik	20,148	173
Aygaz A.S.	16,176	68
Cimsa Cimento Sanayi VE Tica	5,499	38
Dogan Sirketler Grubu Holdings *	107,809	217
Dogan Yayin Holding *	44,713	180
Eregli Demir ve Celik Fabrikalari TAS	87,120	531
Ford Otomotiv Sanayi A.S.	13,832	129
Haci Omer Sabanci Holding A.S.	91,534	456
Hurriyet Gazetecilik A.S. *	36,782	102
Is Gayrimenkul Yatirim Ortakligi AS *	33,893	55
KOC Holding A.S. *	71,478	286
Migros Turk TAS	19,881	333
Petkim Petrokimya Holding *	17,144	117
Tofas Turk Otomobil Fabrikasi A.S.	25,295	122
Trakya Cam Sanayi A.S.	17,910	65
Tupras Turkiye Petrol Rafine	25,830	620
Turk Hava Yollari *	13,446	99
Turk Sise ve Cam Fabrikalari A.S.	28,223	116
Turkcell Iletisim Hizmet A.S.	113,326	764
Turkiye Garanti Bankasi A.S.	215,809	1,208
Turkiye Is Bankasi	198,496	930
Turkiye Vakiflar Bankasi Tao	149,480	385
Ulker Gida Sanayi ve Ticaret A.S.	11,686	51
Vestel Elektronik Sanayi *	13,190	31
Yapi ve Kredi Bankasi *	126,873	282

		9,087

United States - 0.5%
Lenovo Group Ltd.	704,000	415
Southern Copper Corp.	27,365	2,580

		2,995

Total Common Stocks

(Cost $464,756)		551,664

PREFERRED STOCKS - 7.0%
Brazil - 6.3%
Aracruz Celulose S.A., Class B	95,600	638
Banco Bradesco S.A.	196,126	4,752
Banco Itau Holding Financeira S.A.	100,082	4,462
Braskem S.A., Class A	28,200	252
Brasil Telecom Participacoes S.A.	45,542	558
Centrais Eletricas Brasileiras S.A., Class B	18,541,327	548
Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,007,332	234
Cia de Bebidas das Americas	3,851,734	2,711
Cia de Tecidos do Norte de Minas — Coteminas	506,800	80
Cia Paranaense de Energia, Class B	21,321,500	368
Cia Vale do Rio Doce, Class A	197,367	7,417
Duratex S.A.	13,300	383
Eletropaulo Metropolitana de Sao Paulo S.A., Class A	160,000	11
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	3,961,700	261
Gerdau S.A.	62,300	1,599
Gol Linhas Aereas Inteligentes S.A.	9,900	327
Klabin S.A.	92,300	325
Lojas Americanas S.A.	5,925,008	473
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange) *	25,125	417
Petroleo Brasileiro S.A. — Petrobras	322,033	8,621
Sadia S.A.	73,900	344
Tam S.A.	14,100	469
Tele Norte Leste Participacoes S.A.	55,300	1,059
Tim Participacoes S.A.	121,310,378	419
Usinas Siderurgicas de Minas Gerais S.A., Class A	23,700	1,351
Vivo Participacoes S.A.	104,700	523
Votorantim Celulose e Papel S.A.	18,700	424

		39,026

Chile - 0.0%
Embotelladora Andina S.A.	20,158	67
EQUITY FUNDS     11     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 7.0%– CONTINUED
Chile - 0.0% – (continued)
Embotelladora Andina S.A., Class B	33,774	$115

		182

Russia - 0.3%
Surgutneftegaz	104,735	70
Surgutneftegaz ADR (Preferred)	13,130	867
Transneft OAO	299	498
Unified Energy System *	206,302	243

		1,678

South Korea - 0.4%
Hyundai Motor Co.	6,590	316
LG Electronics, Inc.	2,540	117
Samsung Electronics Co. Ltd.	4,211	1,971

		2,404

Total Preferred Stocks

(Cost $34,835)		43,290

RIGHTS - 0.0%
Byd Co. Ltd.	8,666	—
Engro Chemical	1,935	4

Total Rights

(Cost $ -)		4

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT- 2.8%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit 5.44%, 7/2/07	$17,427	17,427

Total Short-Term Investment

(Cost $17,427)		17,427

Total Investments - 98.5%

(Cost $517,018)		612,385
Other Assets less Liabilities - 1.5%		9,499

NET ASSETS - 100.0%		$621,884

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security that has been deemed illiquid. At June , 2007, the value of these restricted illiquid securities amounted to approximately $3,847,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

		ACQUISITION
	ACQUISITION	COST
SECURITY	DATE	(000S)
Reliance Industries Ltd. GDR
(London Exchange)	11/1/06-3/20/07	$2,554
VTB Bank GDR	5/11/07	56

At June 30, 2007, the Emerging Markets Equity Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN (LOSS)
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
DAX Index	18	$4,921	Long	9/07	$132
Hang Seng Index	12	1,679	Long	7/07	(5)
JSE All Share Index	203	7,405	Long	9/07	(188)
MSCI Taiwan SGX	129	4,475	Long	7/07	(33)
Nikkei 225 CME	20	1,818	Long	9/07	29
SPI 200 Index	31	4,124	Long	9/07	(26)

Total					$(91)
NORTHERN FUNDS QUARTERLY REPORT     12     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)
At June 30, 2007, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
South Korean Won	15.6%
U.S. Dollar	13.3
Hong Kong Dollar	12.6
Taiwan Dollar	12.5
Brazilian Real	11.2
South African Rand	7.5
Mexican Peso	6.0
All other currencies less than 5%	21.3

Total	100.0%
At June 30, 2007, the industry sectors for the Emerging Markets Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	5.4%
Consumer Staples	4.5
Energy	15.8
Financials	20.5
Health Care	1.8
Industrials	13.2
Information Technology	13.1
Materials	13.4
Telecommunication Services	8.9
Utilities	3.4

Total	100.0%
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$517,018

Gross tax appreciation of investments	$103,544
Gross tax depreciation of investments	(8,177)

Net tax appreciation of investments	$95,367

EQUITY FUNDS     13     NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   ENHANCED LARGE CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.9%
Aerospace/Defense - 3.1%
Boeing (The) Co.	11,300	$1,087
Lockheed Martin Corp.	13,600	1,280
Northrop Grumman Corp.	15,700	1,222
Raytheon Co.	21,600	1,164
United Technologies Corp.	9,059	643

		5,396

Agriculture - 1.5%
Altria Group, Inc.	38,400	2,693

Banks - 5.1%
Bank of America Corp.	67,903	3,320
Huntington Bancshares, Inc. of Ohio	4,800	109
M&T Bank Corp.	7,700	823
Mellon Financial Corp.	500	22
Regions Financial Corp.	21,700	718
U.S. Bancorp	47,000	1,549
Wachovia Corp.	7,900	405
Wells Fargo & Co.	56,700	1,994

		8,940

Beverages - 1.5%
Coca-Cola (The) Co.	8,900	466
Pepsi Bottling Group, Inc.	400	13
PepsiCo, Inc.	34,100	2,211

		2,690

Biotechnology - 1.0%
Amgen, Inc. *	30,300	1,675
Chemicals - 1.8%
Ashland, Inc.	14,900	953
Dow Chemical (The) Co.	16,700	738
du Pont (E.I.) de Nemours & Co.	10,300	524
Sherwin-Williams (The) Co.	14,400	957

		3,172

Commercial Services - 0.5%
Convergys Corp. *	34,500	836

Computers - 4.3%
Apple, Inc. *	4,000	488
Hewlett-Packard Co.	45,900	2,048
IBM Corp.	25,100	2,642
Lexmark International, Inc., Class A *	5,400	266
NCR Corp. *	18,800	988
Sun Microsystems, Inc. *	210,000	1,105

		7,537

Cosmetics/Personal Care - 1.9%
Procter & Gamble Co.	54,400	3,329

Diversified Financial Services - 7.8%
American Express Co.	13,050	798
Citigroup, Inc.	57,000	2,923
Goldman Sachs Group, Inc.	9,200	1,994
JPMorgan Chase & Co.	61,200	2,965
Lehman Brothers Holdings, Inc.	18,300	1,364
Merrill Lynch & Co., Inc.	21,100	1,764
Morgan Stanley	23,200	1,946

		13,754

Electric - 3.4%
AES Corp. *	22,400	490
CMS Energy Corp.	52,200	898
Dynegy, Inc. *	38,000	359
Edison International	11,168	627
Entergy Corp.	10,500	1,127
FirstEnergy Corp.	1,900	123
PG&E Corp.	21,700	983
Progress Energy, Inc.	22,000	1,003
TXU Corp.	4,800	323

		5,933

Environmental Control - 0.6%
Waste Management, Inc.	28,701	1,121

Food - 2.3%
Dean Foods Co.	28,900	921
Kellogg Co.	19,900	1,031
Kroger Co.	39,500	1,111
Safeway, Inc.	31,000	1,055

		4,118

Forest Products & Paper - 0.6%
International Paper Co.	28,200	1,101

Gas - 0.5%
NiSource, Inc.	45,400	940

Hand/Machine Tools - 0.5%
Black & Decker Corp.	10,500	927

Healthcare — Products - 2.7%
Baxter International, Inc.	4,357	245
Johnson & Johnson	44,100	2,717
Medtronic, Inc.	31,382	1,628
Zimmer Holdings, Inc. *	1,200	102

		4,692

EQUITY FUNDS      1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.9% – CONTINUED
Healthcare — Services - 1.5%
Laboratory Corp. of America Holdings *	11,400	$892
UnitedHealth Group, Inc.	6,300	322
WellPoint, Inc. *	18,500	1,477

		2,691

Household Products/Wares - 0.6%
Avery Dennison Corp.	2,700	180
Kimberly-Clark Corp.	14,000	936

		1,116

Insurance - 6.1%
Allstate (The) Corp.	21,600	1,329
AMBAC Financial Group, Inc.	11,300	985
American International Group, Inc.	35,600	2,493
Assurant, Inc.	3,500	206
CIGNA Corp.	19,200	1,003
MBIA, Inc.	15,500	965
Metlife, Inc.	22,700	1,464
MGIC Investment Corp.	14,000	796
SAFECO Corp.	15,200	946
Travelers Cos. (The), Inc.	11,800	631

		10,818

Internet - 1.5%
eBay, Inc. *	30,800	991
Google, Inc., Class A *	1,200	628
IAC/InterActiveCorp *	27,400	949

		2,568

Iron/Steel - 1.1%
Nucor Corp.	16,700	980
United States Steel Corp.	9,300	1,011

		1,991

Leisure Time - 1.1%
Carnival Corp.	19,200	936
Harley-Davidson, Inc.	17,658	1,053

		1,989

Lodging - 0.5%
Marriott International, Inc., Class A	19,700	852

Machinery — Construction & Mining - 0.6%
Caterpillar, Inc.	12,500	979

Machinery — Diversified - 0.6%
Rockwell Automation, Inc.	14,400	1,000

Media - 3.7%
CBS Corp., Class B	35,300	1,176
Media - 3.7% – (continued)
Comcast Corp., Class A *	34,216	962
DIRECTV Group (The), Inc. *	36,000	832
Disney (Walt) Co.	43,900	1,499
Gannett Co., Inc.	12,000	659
McGraw-Hill Cos. (The), Inc.	17,000	1,157
News Corp., Class A	1,400	30
Time Warner, Inc.	10,400	219
Tribune Co.	1,039	31

		6,565

Miscellaneous Manufacturing - 4.0%
3M Co.	10,849	942
General Electric Co.	107,200	4,104
ITT Corp.	14,900	1,017
Parker Hannifin Corp.	700	68
Tyco International Ltd. *	29,000	980

		7,111

Office/Business Equipment - 0.6%
Xerox Corp. *	58,300	1,077

Oil & Gas - 9.2%
Chevron Corp.	37,600	3,167
ConocoPhillips	32,049	2,516
ENSCO International, Inc.	16,200	988
Exxon Mobil Corp. Com	81,700	6,853
Marathon Oil Corp.	23,000	1,379
Sunoco, Inc.	500	40
Valero Energy Corp.	18,600	1,374

		16,317

Oil & Gas Services - 1.0%
Halliburton Co.	10,600	366
National-Oilwell Varco, Inc. *	10,400	1,084
Schlumberger Ltd.	4,100	348

		1,798

Packaging & Containers - 0.5%
Pactiv Corp. *	28,400	906

Pharmaceuticals - 5.5%
Abbott Laboratories	3,675	197
AmerisourceBergen Corp.	19,600	970
Forest Laboratories, Inc. *	23,066	1,053
King Pharmaceuticals, Inc. *	44,700	914
Lilly (Eli) & Co.	21,100	1,179
Merck & Co., Inc.	43,000	2,141
Pfizer, Inc.	123,500	3,158
NORTHERN FUNDS QUARTERLY REPORT      2      EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   ENHANCED LARGE CAP FUND ( continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.9% – CONTINUED
Pharmaceuticals - 5.5% – (continued)
Wyeth	691	$40

		9,652

Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co., Class A	9,200	464
Boston Properties, Inc.	5,700	582

		1,046

Retail - 3.5%
Big Lots, Inc. *	30,300	891
Home Depot (The), Inc.	3,300	130
Macy’s, , Inc.	27,800	1,106
Penney (J.C.) Co., Inc.	5,700	413
RadioShack Corp.	27,600	915
Target Corp.	6,800	432
TJX Cos., Inc.	37,400	1,028
Wal-Mart Stores, Inc.	27,200	1,309

		6,224

Savings & Loans - 0.7%
Washington Mutual, Inc.	30,800	1,313

Semiconductors - 3.0%
Applied Materials, Inc.	61,800	1,228
Intel Corp.	71,300	1,694
Novellus Systems, Inc. *	30,300	860
Texas Instruments, Inc.	41,100	1,546

		5,328

Software - 4.1%
Automatic Data Processing, Inc.	24,200	1,173
BMC Software, Inc. *	30,900	936
Compuware Corp. *	79,700	945
Microsoft Corp.	115,200	3,395
Oracle Corp. *	39,000	769

		7,218

Telecommunications - 5.7%
Alltel Corp.	2,800	189
AT&T, Inc.	56,527	2,346
CenturyTel, Inc.	18,900	927
Cisco Systems, Inc. *	109,200	3,041
Embarq Corp.	10,300	653
Motorola, Inc.	35,400	627
Qualcomm, Inc.	1,764	77
Qwest Communications International, Inc. *	95,900	930
Sprint Nextel Corp.	2,500	52
Telecommunications - 5.7% – (continued)
Verizon Communications, Inc.	32,047	1,319

		10,161

Toys, Games & Hobbies - 0.5%
Hasbro, Inc.	29,400	923

Transportation - 1.6%
Norfolk Southern Corp.	10,900	573
Union Pacific Corp.	4,200	484
United Parcel Service, Inc., Class B	25,400	1,854

		2,911

Total Common Stocks

(Cost $163,161)		171,408

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 4.8%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit 5.44%, 7/2/07	$8,188	8,188
U.S. Treasury Bill,(1) 5.01%, 8/9/07	395	393

Total Short-Term Investments

(Cost $8,581)		8,581

Total Investments - 101.7%

(Cost $171,742)		179,989
Liabilities less Other Assets — (1.7)%		(3,018)
NET ASSETS - 100.0%		$176,971

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
EQUITY FUNDS       3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
At June 30, 2007, the Enhanced Large Cap Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	(LOSS)
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
E-Mini S&P500	72	$5,455	Long	9/07	$(7)

Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$171,742

Gross tax appreciation of investments	$10,593
Gross tax depreciation of investments	(2,346)

Net tax appreciation of investments	$8,247

NORTHERN FUNDS QUARTERLY REPORT      4       EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   GROWTH EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1%
Aerospace/Defense - 4.4%
Boeing (The) Co.	68,375	$6,575
Lockheed Martin Corp.	47,550	4,476
Northrop Grumman Corp.	126,400	9,843
Raytheon Co.	90,100	4,855

		25,749

Banks - 1.3%
Bank of America Corp.	152,000	7,431

Beverages - 0.5%
Diageo PLC ADR	37,975	3,164

Biotechnology - 1.3%
Biogen Idec, Inc. *	144,125	7,711

Commercial Services - 1.1%
McKesson Corp.	112,375	6,702

Computers - 4.4%
Cadence Design Systems, Inc. *	206,050	4,525
Electronic Data Systems Corp.	199,000	5,518
IBM Corp.	152,900	16,093

		26,136

Cosmetics/Personal Care - 1.9%
Colgate-Palmolive Co.	87,850	5,697
Procter & Gamble Co.	87,525	5,356

		11,053

Diversified Financial Services - 8.4%
Bear Stearns Cos. (The), Inc.	27,900	3,906
Citigroup, Inc.	195,150	10,009
Countrywide Financial Corp.	143,950	5,233
Goldman Sachs Group, Inc.	64,175	13,910
JPMorgan Chase & Co.	115,525	5,597
Lehman Brothers Holdings, Inc.	65,700	4,896
Morgan Stanley	73,400	6,157

		49,708

Electric - 1.3%
Alliant Energy Corp.	72,200	2,805
Edison International	87,300	4,899

		7,704

Food - 4.9%
Campbell Soup Co.	207,300	8,045
General Mills, Inc.	146,300	8,547
Heinz (H.J.) Co.	125,200	5,943
Kroger Co.	218,000	6,133

		28,668

Gas - 0.4%
NiSource, Inc.	124,250	2,573

Healthcare — Products - 1.3%
Baxter International, Inc.	134,350	7,569

Healthcare — Services - 1.7%
Humana, Inc. *	80,775	4,920
UnitedHealth Group, Inc.	103,875	5,312

		10,232

Home Furnishings - 1.0%
Matsushita Electric Industrial Co. Ltd. ADR	298,700	5,917

Household Products/Wares - 0.9%
Clorox Co.	89,875	5,581

Insurance - 9.2%
Allstate (The) Corp.	85,525	5,261
AMBAC Financial Group, Inc.	80,325	7,004
American International Group, Inc.	203,975	14,284
Chubb Corp.	80,500	4,358
Hartford Financial Services Group, Inc.	63,525	6,258
Prudential Financial, Inc.	66,600	6,475
Travelers Cos Inc. (The)	115,550	6,182
XL Capital Ltd., Class A	56,300	4,746

		54,568

Internet - 1.1%
eBay, Inc. *	194,250	6,251

Iron/Steel - 1.9%
United States Steel Corp.	103,250	11,228

Machinery — Diversified - 1.5%
Deere & Co.	71,100	8,585

Media - 2.2%
Citadel Broadcasting Corp.	28,202	182
Disney (Walt) Co.	367,325	12,540

		12,722

Miscellaneous Manufacturing - 6.9%
Eaton Corp.	107,775	10,023
General Electric Co.	174,050	6,663
ITT Corp.	83,350	5,691
Tyco International Ltd.	545,000	18,415

		40,792

Oil & Gas - 10.7%
Chevron Corp.	96,150	8,100
Exxon Mobil Corp. Com	435,350	36,517
Marathon Oil Corp.	215,150	12,901
EQUITY FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Oil & Gas - 10.7% – (continued)
Occidental Petroleum Corp.	97,500	$5,643

		63,161

Pharmaceuticals - 9.1%
Cardinal Health, Inc.	78,125	5,519
Lilly (Eli) & Co.	199,400	11,142
Merck & Co., Inc.	88,925	4,428
Pfizer, Inc.	432,600	11,062
Sanofi-Aventis ADR	243,575	9,809
Schering-Plough Corp.	245,450	7,471
Shire PLC	55,775	4,135

		53,566

Retail - 5.3%
Kohl’s Corp. *	103,275	7,336
McDonald’s Corp.	215,775	10,953
Nordstrom, Inc.	156,750	8,013
TJX Cos., Inc.	189,475	5,210

		31,512

Semiconductors - 4.5%
Applied Materials, Inc.	366,025	7,273
ASML Holding N.V. *	293,275	8,050
National Semiconductor Corp.	162,600	4,597
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	615,563	6,851

		26,771

Software - 3.6%
Adobe Systems, Inc. *	69,050	2,772
BMC Software, Inc. *	131,925	3,997
Microsoft Corp.	193,300	5,697
Oracle Corp. *	458,425	9,036

		21,502

Telecommunications - 7.3%
Cisco Systems, Inc. *	871,500	24,271
Embarq Corp.	82,250	5,212
Nokia OYJ ADR	328,125	9,224
Verizon Communications, Inc.	110,725	4,559

		43,266

Total Common Stocks

(Cost $494,865)		579,822

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.7%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit 5.44%, 7/2/07	$10,314	$10,314

Total Short-Term Investment

(Cost $10,314)		10,314

Total Investments - 99.8%

(Cost $505,179)		590,136
Other Assets less Liabilities - 0.2%		1,140

NET ASSETS - 100.0%		$591,276

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$505,179

Gross tax appreciation of investments	$94,148
Gross tax depreciation of investments	(9,191)

Net tax appreciation of investments	$84,957

NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INCOME EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 54.1%
Agriculture - 1.0%
UST, Inc.	105,000	$5,640

Banks - 1.4%
Bank of America Corp.	150,000	7,333

Beverages - 2.8%
Anheuser-Busch Cos., Inc.	150,000	7,824
Diageo PLC ADR	90,000	7,498

		15,322

Chemicals - 1.4%
Dow Chemical (The) Co.	170,000	7,517
Commercial Services - 4.0%
Accenture Ltd., Class A	190,000	8,149
Coinmach Service Corp.	403,000	8,008
Macquarie Infrastructure Co. LLC	135,000	5,600

		21,757

Computers - 1.4%
Hewlett-Packard Co.	175,000	7,808
Food - 4.1%
B&G Food Holdings Corp.	300,000	6,063
Kraft Foods, Inc., Class A	220,000	7,755
SUPERVALU, Inc.	180,000	8,338

		22,156

Healthcare — Products - 1.4%
Johnson & Johnson	125,000	7,702

Housewares - 0.8%
Newell Rubbermaid, Inc.	140,000	4,120

Insurance - 5.5%
Chubb Corp.	134,511	7,283
Old Republic International Corp.	340,000	7,228
Prudential Financial, Inc.	73,500	7,146
Travelers Cos. (The), Inc.	145,000	7,758

		29,415

Investment Companies - 2.7%
Allied Capital Corp.	245,000	7,585
American Capital Strategies Ltd.	165,000	7,016

		14,601

Machinery — Diversified - 1.9%
Cummins, Inc.	100,000	10,121

Media - 3.3%
Citadel Broadcasting Corp.	450,000	2,903
Disney (Walt) Co.	225,000	7,681
Gannett Co., Inc.	130,000	7,144
Media - 3.3% – (continued)
Idearc, Inc.	6,750	238

		17,966

Miscellaneous Manufacturing - 1.5%
3M Co.	90,000	7,811

Oil & Gas - 6.0%
ConocoPhillips	103,284	8,108
Devon Energy Corp.	75,000	5,872
EnCana Corp.	60,000	3,687
Marathon Oil Corp.	144,000	8,634
Occidental Petroleum Corp.	100,000	5,788

		32,089

Pharmaceuticals - 3.9%
GlaxoSmithKline PLC ADR	127,000	6,651
King Pharmaceuticals, Inc. *	250,000	5,115
Merck & Co., Inc.	50,000	2,490
Pfizer, Inc.	255,000	6,520

		20,776

Real Estate Investment Trusts - 1.9%
HRPT Properties Trust	560,000	5,824
iStar Financial, Inc.	100,000	4,433

		10,257

Retail - 1.4%
Home Depot (The), Inc.	195,000	7,673

Savings & Loans - 0.8%
New York Community Bancorp, Inc.	250,000	4,255

Semiconductors - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR 650,734		7,243

Telecommunications - 5.6%
Nokia OYJ ADR	285,000	8,012
RF Micro Devices, Inc. *	350,000	2,184
Verizon Communications, Inc.	190,000	7,822
Vodafone Group PLC ADR	196,875	6,621
Windstream Corp.	375,000	5,535

		30,174

Total Common Stocks

(Cost $241,839)		291,736

CONVERTIBLE PREFERRED STOCKS - 9.6%
Auto Manufacturers - 0.5%
Ford Motor Co. Capital Trust II, 6.50%	70,000	2,699

EQUITY FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
CONVERTIBLE PREFERRED STOCKS - 9.6% – CONTINUED
Chemicals - 3.5%
Celanese Corp., 4.25%	225,000	$11,286
Huntsman Corp., 5.00%	160,000	7,840

		19,126

Commercial Services - 0.6%
United Rentals Trust I, 6.50%	65,857	3,235

Diversified Financial Services - 1.5%
Citigroup Funding, Inc., 5.02%	165,000	5,198
Lehman Brothers Holdings, Inc., 6.25%	100,000	2,706

		7,904

Insurance - 1.5%
Fortis Insurance N.V., 7.75% (1) (2)	3,250	4,836
Metlife, Inc., 6.38%	100,000	3,236

		8,072

Retail - 0.6%
Retail Ventures, Inc., 6.63%	55,100	3,409

Savings & Loans - 1.4%
Sovereign Capital Trust II, 4.38%	100,000	4,700
Washington Mutual, Inc., 5.38%	50,000	2,750

		7,450

Total Convertible Preferred Stocks

(Cost $43,349)		51,895

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 23.0%
Aerospace/Defense - 2.0%
L-3 Communications Corp., 3.00%, 8/1/35	$2,290	2,579
Lockheed Martin Corp., 5.16%, 8/15/33	6,276	8,426

		11,005

Apparel - 1.1%
Kellwood, Co., 3.50%, 6/15/34	6,400	5,840

Commercial Services - 0.5%
CBIZ, Inc., 3.13%, 6/1/26	3,000	2,925

Computers - 2.5%
CACI International Inc., (1) (2) 2.13%, 5/1/14	6,000	6,413
Computers - 2.5% – (continued)
Electronic Data Systems Corp., 3.88%, 7/15/23	$7,000	$7,157

		13,570

Environmental Control - 0.7%
Allied Waste Industries, 4.25%, 4/15/34	4,000	3,845

Healthcare — Products - 0.7%
Conmed Corp., 2.50%, 11/15/24	3,500	3,526

Healthcare — Services - 0.9%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	5,081

Insurance - 1.5%
American Equity Investment Life Holding Co., 5.25%, 12/6/24	7,050	7,984

Machinery — Diversified - 1.9%
AGCO Corp., 1.75%, 12/31/33	5,000	10,019

Media - 0.9%
Liberty Media Corp., (1) 0.75%, 3/30/23	4,000	4,910

Pharmaceuticals - 2.1%
Mylan Laboratories, Inc., 1.25%, 3/15/12	5,000	4,813
Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	7,000	6,746

		11,559

Retail - 1.4%
Sonic Automotive, Inc., 4.25%, 11/30/15	5,500	7,356
Semiconductors - 1.4%
Intel Corp., (1) 2.95%, 12/15/35	8,000	7,620
Software - 2.6%
Fair Isaac Corp.,(1) 1.50%, 8/15/23	7,000	7,341
Sybase, Inc., 1.75%, 2/22/25	6,000	6,570

		13,911

Telecommunications - 1.0%
RF Micro Devices, Inc., (1) (2) 0.75%, 4/15/12	5,250	5,125

NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INCOME EQUITY FUND ( continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 23.0% – CONTINUED
Transportation - 1.8%
YRC Worldwide, Inc., 5.00%, 8/8/23	$8,000	$9,780

Total Convertible Bonds

(Cost $116,008)		124,056

SHORT-TERM INVESTMENT - 12.6%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit 5.44%, 7/2/07	67,830	67,830

Total Short-Term Investment

(Cost $67,830)		67,830

Total Investments - 99.3%

(Cost $469,026)		535,517
Other Assets less Liabilities - 0.7%		3,782

NET ASSETS - 100.0%		$539,299

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security has been deemed illiquid. At June 30, 2007, the value of these restricted illiquid securities amounted to approximately $16,374,000 or 3.0 % of net assets. Additional information on each restricted illiquid security is as follows:

		ACQUISITION
	ACQUISITION	COST
SECURITY	DATE	(000S)
CACI International Inc.	5/11/07	$6,094
Fortis Insurance NV, 7.75%	1/20/05-2/15/06	3,523
RF Micro Devices, Inc.,	3/29/07	5,231

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$469,026

Gross tax appreciation of investments	$72,549
Gross tax depreciation of investments	(6,058)

Net tax appreciation of investments	$66,491

EQUITY FUNDS       3      NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL GROWTH EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.5%
Australia - 3.9%
Boral Ltd.	1,329,754	$9,887
Cochlear Ltd.	332,529	17,197
Suncorp-Metway Ltd.	1,245,275	21,294

		48,378

Canada - 1.1%
Bombardier, Inc., Class B *	2,206,800	13,260

China - 0.7%
Bank of China Ltd.	18,113,000	8,989

Finland - 2.4%
Nokia OYJ	1,064,601	29,988

France - 6.7%
Accor S.A.	121,094	10,772
Alstom	125,444	21,093
AXA S.A.	566,805	24,559
Gemalto N.V. *	169,275	3,936
L’Oreal S.A.	194,961	23,170

		83,530

Germany - 14.7%
DaimlerChrysler A.G. (Registered)	296,216	27,502
Deutsche Bank A.G. (Registered)	114,730	16,743
Deutsche Telekom A.G. (Registered)	1,281,428	23,746
E.ON A.G.	110,533	18,596
Linde A.G.	187,369	22,636
MAN A.G.	89,021	12,864
Merck KGaA	148,858	20,563
Metro A.G.	239,925	19,966
Siemens A.G. (Registered)	68,202	9,838
ThyssenKrupp A.G.	196,828	11,757

		184,211

Greece - 1.5%
National Bank of Greece S.A.	324,612	18,630

Ireland - 1.6%
Allied Irish Banks PLC	738,541	20,204

Italy - 8.2%
ENI S.p.A.	615,574	22,414
Finmeccanica S.p.A.	627,894	19,404
Lottomatica S.p.A.	492,591	19,676
UniCredito Italiano S.p.A. (Milan Exchange)	2,762,230	24,789
Unione di Banche Italiane SCPA	664,640	16,959

		103,242

Japan - 13.0%
East Japan Railway Co.	2,653	20,478
Fanuc Ltd.	193,200	19,967
Kirin Holdings Co. Ltd.	1,232,000	18,448
Mizuho Financial Group, Inc.	3,337	23,127
Nippon Telegraph & Telephone Corp.	3,734	16,595
Shiseido Co. Ltd.	862,000	18,420
Sony Corp.	253,600	13,043
Toyota Motor Corp.	520,300	32,974

		163,052

Netherlands - 3.5%
Qiagen N.V. *	1,050,548	18,913
Royal Dutch Shell PLC, Class B (London Exchange)	599,029	25,054

		43,967

Norway - 0.9%
Petroleum Geo-Services ASA *	452,950	11,311

Singapore - 1.4%
CapitaLand Ltd.	1,554,000	8,225
Cosco Corp. Singapore Ltd.	3,808,000	9,307

		17,532

Spain - 1.3%
Banco Santander Central Hispano S.A.	894,614	16,578

Sweden - 2.6%
Assa Abloy AB, Class B	759,482	16,825
Autoliv, Inc. SDR	269,290	15,376

		32,201

Switzerland - 11.4%
Julius Baer Holding A.G. (Registered)	192,826	13,879
Logitech International S.A. (Registered) *	311,779	8,361
Nestle S.A. (Registered)	73,712	28,127
Roche Holding A.G. (Genusschein)	151,667	27,000
Schindler Holding A.G.	149,663	9,988
Swiss Life Holding (Registered)	75,771	20,103
Syngenta A.G. (Registered)	112,774	22,089
Xstrata PLC	225,313	13,513

		143,060

United Kingdom - 22.6%
Barclays PLC	1,208,958	16,895
BHP Billiton PLC	722,789	20,173
BP PLC	865,927	10,484
BT Group PLC	3,483,192	23,255
Carillion PLC	1,092,182	8,838
EQUITY FUNDS      1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.5% – CONTINUED
United Kingdom - 22.6% – (continued)
Carnival PLC	87,129	$4,172
Centrica PLC	2,700,084	21,063
Diageo PLC	1,124,253	23,409
GlaxoSmithKline PLC	881,199	23,090
ITV PLC	8,218,423	18,845
Lloyds TSB Group PLC	2,294,078	25,611
Lonmin PLC	118,980	9,604
Marks & Spencer Group PLC	810,311	10,218
Prudential PLC	910,781	13,057
Smith & Nephew PLC	1,494,087	18,570
Vodafone Group PLC	7,426,135	25,021
WPP Group PLC	690,080	10,371

		282,676

Total Common Stocks

(Cost $995,550)		1,220,809

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.3%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit 5.44%, 7/2/07	$4,397	4,397

Total Short-Term Investment

(Cost $4,397)		4,397

Total Investments - 97.8%

(Cost $999,947)		1,225,206
Other Assets less Liabilities - 2.2%		27,399

NET ASSETS - 100.0%		$1,252,605

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2007, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN/(LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Australian Dollar	5,906	U.S. Dollar	5,000	7/2/07	$(7)
Australian Dollar	8,491	British Pound	3,600	7/3/07	30
Japanese Yen	371,265	British Pound	1,500	7/3/07	(6)

Total					$17
At June 30, 2007, the International Growth Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	38.9%
British Pound	26.3
Japanese Yen	13.4
Swiss Franc	10.6
All other currencies less than 5%	10.8

Total	100.0%
At June 30, 2007, the industry sectors for the International Growth Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	10.8
Energy	5.7
Financials	23.8
Health Care	10.3
Industrials	13.2
Information Technology	3.5
Materials	9.0
Telecommunication Services	7.2
Utilities	3.2

Total	100.0%
NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL GROWTH EQUITY FUND ( continued )
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$999,947

Gross tax appreciation of investments	$233,338
Gross tax depreciation of investments	(8,079)

Net tax appreciation of investments	$225,259

EQUITY FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   LARGE CAP VALUE FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4%
Banks - 1.9%
Wachovia Corp.	449,000	$23,011

Beverages - 4.7%
Anheuser-Busch Cos., Inc.	497,000	25,924
Coca-Cola (The) Co.	600,000	31,386

		57,310

Chemicals - 3.8%
Dow Chemical (The) Co.	505,000	22,331
du Pont (E.I.) de Nemours & Co.	486,000	24,708

		47,039

Commercial Services - 1.1%
H&R Block, Inc.	563,000	13,157

Diversified Financial Services - 5.9%
Citigroup, Inc.	622,000	31,902
Fannie Mae	271,000	17,705
JPMorgan Chase & Co.	471,000	22,820

		72,427

Food - 7.9%
Hershey Co.	463,000	23,437
Kraft Foods, Inc., Class A	727,000	25,627
Sara Lee Corp.	1,741,000	30,293
Wrigley (Wm.) Jr. Co.	311,000	17,202

		96,559

Forest Products & Paper - 4.3%
MeadWestvaco Corp.	795,000	28,080
Weyerhaeuser Co.	311,000	24,547

		52,627

Healthcare — Products - 2.6%
Johnson & Johnson	511,000	31,488

Home Builders - 1.1%
D.R. Horton, Inc.	713,000	14,210

Insurance - 3.7%
Lincoln National Corp.	330,000	23,413
XL Capital Ltd., Class A	257,000	21,663

		45,076

Leisure Time - 1.9%
Carnival Corp.	483,000	23,556

Media - 8.8%
CBS Corp., Class B	775,000	25,823
Clear Channel Communications, Inc.	692,000	26,171
Gannett Co., Inc.	405,000	22,255
New York Times Co., Class A	976,000	24,790
Tribune Co.	329,851	9,698

		108,737

Mining - 2.2%
Alcoa, Inc.	683,000	27,682

Miscellaneous Manufacturing - 7.2%
3M Co.	330,000	28,641
Eastman Kodak Co.	986,000	27,440
General Electric Co.	840,000	32,155

		88,236

Office/Business Equipment - 2.2%
Pitney Bowes, Inc.	568,000	26,594

Pharmaceuticals - 10.8%
Abbott Laboratories	316,000	16,922
Bristol-Myers Squibb Co.	1,065,000	33,611
Lilly (Eli) & Co.	426,000	23,805
Pfizer, Inc.	1,219,000	31,170
Wyeth	478,000	27,408

		132,916

Retail - 2.0%
Home Depot (The), Inc.	624,000	24,554

Savings & Loans - 2.0%
New York Community Bancorp, Inc.	1,428,000	24,305

Semiconductors - 8.9%
Analog Devices, Inc.	565,000	21,267
Intel Corp.	1,423,000	33,810
Linear Technology Corp.	809,000	29,270
Maxim Integrated Products, Inc.	768,000	25,659

		110,006

Telecommunications - 13.5%
AT&T, Inc.	956,700	39,703
Deutsche Telekom A.G. ADR	1,500,000	27,615
Embarq Corp.	549,000	34,790
NTT DoCoMo, Inc.	1,181,000	18,660
Verizon Communications, Inc.	787,000	32,401
Windstream Corp.	882,000	13,018

		166,187

Transportation - 1.9%
United Parcel Service, Inc., Class B	324,000	23,652

Total Common Stocks

(Cost $1,036,751)		1,209,329
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.4%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit 5.44%, 7/2/07	$17,469	$17,469
Total Short-Term Investment
(Cost $17,469)		17,469

Total Investments - 99.8%
(Cost $1,054,220)		1,226,798
Other Assets less Liabilities - 0.2%		1,822

NET ASSETS - 100.0%		$1,228,620
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,054,220

Gross tax appreciation of investments	$180,911
Gross tax depreciation of investments	(8,333)

Net tax appreciation of investments	$172,578

NORTHERN FUNDS QUARTERLY REPORT       2      EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   MID CAP GROWTH FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3%
Aerospace/Defense - 1.8%
Rockwell Collins, Inc.	48,600	$3,433

Apparel - 2.6%
Coach, Inc. *	45,900	2,175
Phillips-Van Heusen Corp.	45,017	2,727

		4,902

Banks - 1.6%
TCF Financial Corp.	112,300	3,122

Biotechnology - 1.6%
Charles River Laboratories International, Inc. *	59,200	3,056

Chemicals - 2.4%
Albemarle Corp.	49,800	1,919
FMC Corp.	29,400	2,628

		4,547

Commercial Services - 6.5%
DeVry, Inc.	65,300	2,221
Dun & Bradstreet Corp.	19,600	2,018
Gartner, Inc. *	108,400	2,666
Quanta Services, Inc. *	90,200	2,766
Robert Half International, Inc.	76,400	2,789

		12,460

Computers - 3.9%
Cadence Design Systems, Inc. *	101,400	2,227
Logitech International S.A. *	73,500	1,940
Micros Systems, Inc. *	60,500	3,291

		7,458

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	50,300	1,848
Estee Lauder Cos. (The), Inc., Class A	57,300	2,608

		4,456

Diversified Financial Services - 4.2%
Ameriprise Financial, Inc.	45,000	2,860
CIT Group, Inc.	45,800	2,511
Jefferies Group, Inc.	103,400	2,790

		8,161

Electronics - 5.2%
Amphenol Corp., Class A	54,000	1,925
Dolby Laboratories, Inc., Class A *	59,700	2,114
Trimble Navigation Ltd. *	98,500	3,172
Waters Corp. *	48,100	2,855

		10,066

Engineering & Construction - 2.4%
Chicago Bridge & Iron Co. N.V. (N.Y. Registered Shares)	73,426	2,771
Jacobs Engineering Group, Inc. *	33,500	1,927

		4,698

Entertainment - 1.2%
International Game Technology	60,400	2,398

Environmental Control - 1.5%
Stericycle, Inc. *	65,300	2,903

Food - 1.2%
Hain Celestial Group, Inc. *	88,200	2,394

Healthcare — Products - 1.7%
Dentsply International, Inc.	83,900	3,210

Healthcare — Services - 5.4%
Coventry Health Care, Inc. *	52,800	3,044
Laboratory Corp. of America Holdings *	30,200	2,364
Pediatrix Medical Group, Inc. *	35,900	1,980
Psychiatric Solutions, Inc. *	80,622	2,923

		10,311

Insurance - 1.0%
AMBAC Financial Group, Inc.	22,500	1,962

Iron/Steel - 1.5%
Carpenter Technology Corp.	21,900	2,854

Lodging - 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	47,400	3,179

Machinery — Construction & Mining - 1.2%
Joy Global, Inc.	38,400	2,240

Machinery — Diversified - 1.5%
AGCO Corp. *	64,858	2,815

Media - 4.4%
Grupo Televisa S.A. ADR	69,200	1,911
Liberty Global, Inc., Class A *	157,700	6,472

		8,383

Miscellaneous Manufacturing - 6.7%
Aptargroup, Inc.	83,000	2,952
ITT Corp.	31,400	2,144
Roper Industries, Inc.	53,700	3,066
SPX Corp.	21,700	1,905
Textron, Inc.	26,200	2,885

		12,952

Oil & Gas - 4.6%
Cabot Oil & Gas Corp.	91,200	3,364
EQUITY FUNDS      1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Oil & Gas - 4.6% – (continued)
ENSCO International, Inc.	46,900	$2,861
Noble Energy, Inc.	41,100	2,564

		8,789

Oil & Gas Services - 5.3%
Cameron International Corp. *	59,300	4,238
Grant Prideco, Inc. *	53,000	2,853
National-Oilwell Varco, Inc. *	29,571	3,083

		10,174

Pharmaceuticals - 4.4%
Express Scripts, Inc. *	75,800	3,791
Shire PLC	37,600	2,787
VCA Antech, Inc. *	50,000	1,884

		8,462

Real Estate - 1.0%
CB Richard Ellis Group, Inc., Class A *	50,736	1,852

Retail - 6.5%
Family Dollar Stores, Inc.	56,000	1,922
GameStop Corp., Class A *	62,600	2,448
Nordstrom, Inc.	37,100	1,896
Petsmart, Inc.	97,100	3,151
Tiffany & Co.	58,000	3,077

		12,494

Semiconductors - 5.9%
Intersil Corp., Class A	83,300	2,621
MEMC Electronic Materials, Inc. *	43,400	2,653
National Semiconductor Corp.	66,400	1,877
Nvidia Corp. *	44,300	1,830
ON Semiconductor Corp. *	216,000	2,315

		11,296

Software - 4.0%
Activision, Inc. *	108,100	2,018
Autodesk, Inc. *	61,300	2,886
Fiserv, Inc. *	50,700	2,880

		7,784

Telecommunications - 2.1%
Millicom International Celluiar S.A. *	20,900	1,915
Polycom, Inc. *	60,875	2,046

		3,961

Total Common Stocks

(Cost $169,464)		186,772

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT- 3.3%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$6,399	$6,399
Total Short-Term Investment
(Cost $6,399)		6,399

Total Investments - 100.6%
(Cost $175,863)		193,171
Liabilities less Other Assets — (0.6)%		(1,137)

NET ASSETS - 100.0%		$192,034

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$175,863

Gross tax appreciation of investments	$19,754
Gross tax depreciation of investments	(2,446)

Net tax appreciation of investments	$17,308

NORTHERN FUNDS QUARTERLY REPORT     2      EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SELECT EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1%
Advertising - 1.5%
Omnicom Group, Inc.	51,400	$2,720

Aerospace/Defense - 7.1%
Boeing (The) Co.	52,500	5,048
Lockheed Martin Corp.	24,000	2,259
Raytheon Co.	54,900	2,959
Rockwell Collins, Inc.	30,900	2,183

		12,449

Auto and Truck Manufacturers- 1.9%
PACCAR, Inc.	39,100	3,403

Auto Parts & Equipment - 2.1%
Johnson Controls, Inc.	31,800	3,681

Beverages - 3.7%
Anheuser-Busch Cos., Inc.	65,400	3,411
Diageo PLC ADR	38,200	3,183

		6,594

Commercial Services - 4.0%
Accenture Ltd., Class A	83,600	3,585
McKesson Corp.	59,300	3,537

		7,122

Computers - 6.6%
Cadence Design Systems, Inc. *	119,300	2,620
Hewlett-Packard Co.	101,300	4,520
IBM Corp.	42,000	4,420

		11,560

Cosmetics/Personal Care - 1.7%
Colgate-Palmolive Co.	44,900	2,912

Diversified Financial Services - 1.2%
Morgan Stanley	25,000	2,097

Electrical Components & Equipment - 1.6%
Energizer Holdings, Inc. *	28,700	2,859

Engineering & Construction - 2.4%
ABB Ltd. ADR	187,300	4,233

Healthcare — Products - 4.4%
Baxter International, Inc.	91,900	5,178
Stryker Corp.	40,200	2,536

		7,714

Insurance - 4.8%
AMBAC Financial Group, Inc.	25,800	2,250
Prudential Financial, Inc.	36,000	3,500
Travelers Cos Inc. (The)	52,000	2,782

		8,532

Internet - 1.4%
eBay, Inc. *	75,900	$2,442

Iron/Steel - 1.6%
Nucor Corp.	15,800	927
United States Steel Corp.	17,600	1,914

		2,841

Machinery - Diversified - 1.8%
Deere & Co.	26,500	3,200

Media - 2.0%
Comcast Corp., Class A *	71,750	2,018
Grupo Televisa S.A. ADR	55,100	1,521

		3,539

Mining - 1.5%
Southern Copper Corp.	27,500	2,592

Office/Business Equipment - 1.8%
Xerox Corp. *	173,100	3,199

Oil & Gas - 7.4%
Chevron Corp.	33,600	2,830
Exxon Mobil Corp. Com	47,800	4,010
Marathon Oil Corp.	69,800	4,185
Noble Energy, Inc.	31,000	1,934

		12,959

Oil & Gas Services - 1.7%
Cameron International Corp. *	41,900	2,995

Pharmaceuticals - 9.1%
Merck & Co., Inc.	70,200	3,496
Schering-Plough Corp.	159,000	4,840
Shire PLC	43,600	3,232
Wyeth	76,500	4,386

		15,954

Retail - 5.5%
GameStop Corp., Class A *	63,700	2,491
Kohl’s Corp. *	37,800	2,685
McDonald’s Corp.	57,200	2,903
TJX Cos., Inc.	60,700	1,669

		9,748

Semiconductors - 3.8%
MEMC Electronic Materials, Inc. *	39,000	2,384
Nvidia Corp. *	65,800	2,718
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	136,415	1,518

		6,620

EQUITY FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Software - 8.4%
Dun & Bradstreet Corp.	27,900	$2,873
Microsoft Corp.	231,400	6,820
Oracle Corp. *	254,600	5,018

		14,711

Telecommunications - 8.1%
America Movil S.A. de C.V. ADR, Series L	69,700	4,317
Cisco Systems, Inc. *	203,600	5,670
Nokia OYJ ADR	153,300	4,309

		14,296

Total Common Stocks
(Cost $145,503)		170,972

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT- 2.7%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$4,749	4,749
Total Short-Term Investment
(Cost $4,749)		4,749

Total Investments - 99.8%
(Cost $150,252)		175,721
Other Assets less Liabilities - 0.2%		279

NET ASSETS - 100.0%		$176,000

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$150,252

Gross tax appreciation of investments	$25,876
Gross tax depreciation of investments	(407)

Net tax appreciation of investments	$25,469

NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND

	NUMBER
	OF	VALUE
	SHARES	(000S)
COMMON STOCKS - 98.6%
Advertising - 0.8%
inVentiv Health, Inc. *	11,950	$438

Aerospace/Defense - 3.7%
BE Aerospace, Inc. *	17,100	706
Kaman Corp.	15,725	490
Orbital Sciences Corp. *	19,800	416
Teledyne Technologies, Inc. *	7,500	345

		1,957

Apparel - 5.5%
Guess?, Inc.	6,900	331
Gymboree Corp. *	10,100	398
Maidenform Brands, Inc. *	19,875	395
Phillips-Van Heusen Corp.	8,600	521
Steven Madden Ltd. *	12,900	423
Warnaco Group (The), Inc. *	10,225	402
Wolverine World Wide, Inc.	15,975	443

		2,913

Biotechnology - 0.6%
Savient Pharmaceuticals, Inc. *	24,912	309

Building Materials - 1.2%
Genlyte Group, Inc. *	7,900	620

Chemicals - 0.8%
Spartech Corp.	15,100	401

Commercial Services - 7.9%
Arbitron, Inc.	5,275	272
Chemed Corp.	3,975	264
Consolidated Graphics, Inc. *	5,225	362
DeVry, Inc.	19,700	670
Forrester Research, Inc. *	15,600	439
Gartner, Inc. *	23,200	571
Heidrick & Struggles International, Inc. *	10,700	548
Korn/Ferry International *	20,500	538
Strayer Education, Inc.	3,350	441

		4,105

Computers - 6.3%
Brocade Communications Systems, Inc. *	55,549	434
COMSYS IT Partners, Inc. *	26,900	614
Factset Research Systems, Inc.	5,000	342
IHS, Inc., Class A *	10,400	478
Limelight Networks, Inc. *	5,209	103
Manhattan Associates, Inc. *	14,399	402
Micros Systems, Inc. *	11,000	599
SYKES Enterprises, Inc. *	18,500	351

		3,323

Diversified Financial Services - 2.0%
Advanta Corp., Class B	18,900	588
World Acceptance Corp. *	10,900	466

		1,054

Electrical Components & Equipment - 2.5%
Advanced Energy Industries, Inc. *	21,300	483
General Cable Corp. *	10,725	812

		1,295

Electronics - 2.2%
Rofin-Sinar Technologies, Inc. *	8,400	580
Varian, Inc. *	11,000	603

		1,183

Engineering & Construction - 3.2%
EMCOR Group, Inc. *	7,050	514
Infrasource Services, Inc. *	19,600	727
URS Corp. *	9,400	457

		1,698

Entertainment - 1.0%
Vail Resorts, Inc. *	8,900	542

Forest Products & Paper - 0.6%
Mercer International, Inc. *	33,300	340

Hand/Machine Tools - 1.1%
Baldor Electric Co.	11,900	586

Healthcare - Products - 3.5%
ICU Medical, Inc. *	10,500	451
Immucor, Inc. *	10,248	287
LCA-Vision, Inc.	8,775	415
Meridian Bioscience, Inc.	18,234	395
Palomar Medical Technologies, Inc. *	9,000	312

		1,860

Healthcare - Services - 2.4%
Nighthawk Radiology Holdings, Inc. *	22,815	412
Psychiatric Solutions, Inc. *	14,800	537
Sunrise Senior Living, Inc. *	7,463	298

		1,247

Home Furnishings - 0.9%
Universal Electronics, Inc. *	12,950	470
EQUITY FUNDS      1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER
	OF	VALUE
	SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Household Products/Wares - 0.9%
Playtex Products, Inc. *	32,000	$474

Insurance - 5.0%
American Equity Investment Life Holding Co.	41,375	500
CNA Surety Corp. *	29,725	562
Delphi Financial Group, Inc., Class A	12,200	510
Ohio Casualty Corp.	12,100	524
Selective Insurance Group, Inc.	19,800	532

		2,628

Internet - 5.4%
Authorize.Net Holdings, Inc. *	27,800	498
Digital River, Inc. *	10,967	496
j2 Global Communications, Inc. *	7,984	279
Liquidity Services, Inc. *	20,400	383
Priceline.com, Inc. *	6,750	464
ValueClick, Inc. *	9,275	273
Vasco Data Security International, Inc. *	20,700	471

		2,864

Iron/Steel - 2.5%
Carpenter Technology Corp.	3,000	391
Chaparral Steel Co.	7,600	546
Cleveland-Cliffs, Inc.	4,600	357

		1,294

Leisure Time - 1.2%
Ambassadors Group, Inc.	17,000	604

Machinery - Diversified - 3.2%
Kadant, Inc. *	20,200	630
Middleby Corp. *	7,400	443
Wabtec Corp.	17,200	628

		1,701

Metal Fabrication/Hardware - 2.5%
Kaydon Corp.	13,000	678
RBC Bearings, Inc. *	15,625	644

		1,322

Miscellaneous Manufacturing - 0.8%
Smith & Wesson Holding Corp. *	24,875	417

Office Furnishings - 1.0%
Knoll, Inc.	23,700	531

Oil & Gas - 1.7%
Atwood Oceanics, Inc. *	5,975	410
Cabot Oil & Gas Corp.	13,200	487

		897

Oil & Gas Services - 3.5%
Input/Output, Inc. *	17,375	$271
Matrix Service Co. *	19,450	483
NATCO Group, Inc., Class A *	8,425	388
Trico Marine Services, Inc. *	8,600	352
Universal Compression Holdings, Inc. *	5,100	370

		1,864

Pharmaceuticals - 5.8%
Cypress Bioscience, Inc. *	16,359	217
KV Pharmaceutical Co., Class A *	18,742	510
Medicis Pharmaceutical Corp., Class A	17,000	519
MGI Pharma, Inc. *	10,950	245
Noven Pharmaceuticals, Inc. *	10,900	256
Perrigo Co.	18,200	356
Pharmion Corp. *	8,799	255
Santarus, Inc. *	55,781	288
Sciele Pharma, Inc. *	17,850	421

		3,067

Retail - 2.9%
Aeropostale, Inc. *	14,800	617
Jos. A. Bank Clothiers, Inc. *	9,375	388
Men’s Wearhouse, Inc.	10,100	516

		1,521

Savings & Loans - 0.5%
First Place Financial Corp. of Ohio	12,900	272

Semiconductors - 3.8%
Cirrus Logic, Inc. *	49,200	408
Emulex Corp. *	15,800	345
Integrated Device Technology, Inc. *	27,100	414
Tessera Technologies, Inc. *	8,593	349
Varian Semiconductor Equipment Associates, Inc. *	12,012	481

		1,997

Software - 4.4%
Actuate Corp. *	51,264	348
Informatica Corp. *	34,600	511
Omnicell, Inc. *	30,000	623
Phase Forward, Inc. *	28,376	478
THQ, Inc. *	11,600	354

		2,314

Telecommunications - 5.6%
Anixter International, Inc. *	8,800	662
Arris Group, Inc. *	44,900	790
NORTHERN FUNDS QUARTERLY REPORT      2       EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP GROWTH FUND (continued)

	NUMBER
	OF	VALUE
	SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Telecommunications - 5.6% – (continued)
C-COR, Inc. *	25,754	$362
CommScope, Inc. *	12,925	754
Polycom, Inc. *	10,900	366

		2,934

Transportation - 1.7%
Gulfmark Offshore, Inc. *	8,900	456
Horizon Lines, Inc., Class A	12,800	419

		875

Total Common Stocks

(Cost $43,848)		51,917

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT- 1.0%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$551	551
Total Short-Term Investment
(Cost $551)		551

Total Investments - 99.6%
(Cost $44,399)		52,468
Other Assets less Liabilities - 0.4%		204

NET ASSETS - 100.0%		$52,672

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$44,399

Gross tax appreciation of investments	$8,829
Gross tax depreciation of investments	(760)

Net tax appreciation of investments	$8,069

EQUITY FUNDS      3       NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6%
Advertising - 0.0%
inVentiv Health, Inc. *	6,600	$242

Aerospace/Defense - 1.9%
Curtiss-Wright Corp.	76,300	3,556
Ducommun, Inc. *	10,836	279
Esterline Technologies Corp. *	173,363	8,375
Heico Corp.	13,860	583
Moog, Inc., Class A *	134,350	5,926
MTC Technologies, Inc. *	6,000	147
Orbital Sciences Corp. *	45,431	955
Sequa Corp., Class A *	8,900	997

		20,818

Airlines - 0.8%
Republic Airways Holdings, Inc. *	41,750	850
Skywest, Inc.	335,438	7,993

		8,843

Apparel - 1.3%
Deckers Outdoor Corp. *	15,600	1,574
Kellwood Co.	56,250	1,582
Oxford Industries, Inc.	38,553	1,710
Perry Ellis International, Inc. *	19,187	617
Skechers U.S.A., Inc., Class A *	52,000	1,518
Stride Rite Corp.	141,675	2,870
Warnaco Group (The), Inc. *	101,189	3,981
Wolverine World Wide, Inc.	22,207	615

		14,467

Auto Parts & Equipment - 0.5%
Accuride Corp. *	36,946	569
Aftermarket Technology Corp. *	80,760	2,397
ArvinMeritor, Inc.	4,900	109
Commercial Vehicle Group, Inc. *	22,584	421
Modine Manufacturing Co.	64,496	1,457
Standard Motor Products, Inc.	19,609	295

		5,248

Banks - 11.1%
1st Source Corp.	96,015	2,393
Alabama National Bancorp	36,347	2,248
Amcore Financial, Inc.	52,731	1,529
Ameris Bancorp	12,814	288
Bancfirst Corp.	31,144	1,334
BancorpSouth, Inc.	113,310	2,772
Bank Mutual Corp.	7,600	88
Banner Corp.	12,803	436
Berkshire Bancorp, Inc.	5,906	93
Boston Private Financial Holdings, Inc.	68,985	1,854
Capitol Bancorp Ltd.	17,941	490
Central Pacific Financial Corp.	116,559	3,848
Chemical Financial Corp.	60,566	1,567
Chittenden Corp.	21,400	748
Citizens Republic Bancorp, Inc.	21,757	398
City Holding Co.	27,774	1,065
Community Bancorp of Nevada *	10,951	306
Community Bank System, Inc.	241,676	4,838
Community Trust Bancorp, Inc.	49,511	1,599
Farmers Capital Bank Corp.	7,366	213
First Citizens BancShares, Inc.	150	31
First Citizens BancShares, Inc. of North Carolina, Class A	26,091	5,072
First Commonwealth Financial Corp.	260,056	2,840
First Community Bancorp, Inc. of California	56,703	3,244
First Community Bancshares, Inc. of Virginia	30,029	937
First Financial Corp. of Indiana	60,840	1,786
First Indiana Corp.	38,680	856
First M & F Corp.	15,877	296
First Merchants Corp.	69,980	1,682
First Republic Bank of California	51,220	2,749
First State Bancorporation of New Mexico	52,368	1,115
FirstMerit Corp.	175,300	3,669
FNB Corp. of Pennsylvania	29,300	491
FNB Corp. of Virginia	6,197	223
GB&T Bancshares, Inc.	20,043	335
Greater Bay Bancorp	161,654	4,500
Hanmi Financial Corp.	89,240	1,522
Harleysville National Corp.	52,254	842
IBERIABANK Corp.	13,619	673
Independent Bank Corp. of Michigan	58,338	1,004
International Bancshares Corp.	75,775	1,941
Intervest Bancshares Corp.	7,805	220
ITLA Capital Corp.	42,803	2,231
Lakeland Bancorp, Inc.	39,415	524
Macatawa Bank Corp.	27,612	439
MainSource Financial Group, Inc.	19,566	329
MB Financial, Inc.	57,980	2,014
Mercantile Bank Corp.	9,531	258
EQUITY FUNDS       1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Banks - 11.1% – (continued)
National Penn Bancshares, Inc.	110,264	$1,839
Old National Bancorp of Indiana	174,434	2,897
Park National Corp.	13,300	1,128
Peoples Bancorp, Inc. of Ohio	27,985	758
Prosperity Bancshares, Inc.	57,722	1,891
Provident Bankshares Corp.	61,054	2,001
Renasant Corp.	18,873	429
Republic Bancorp, Inc. of Kentucky, Class A	62,089	1,030
Royal Bancshares of Pennsylvania, Inc., Class A	8,794	173
S & T Bancorp, Inc.	35,900	1,181
Security Bank Corp. of Georgia	30,258	608
Simmons First National Corp., Class A	72,203	1,992
Southwest Bancorp, Inc. of Oklahoma	31,054	747
Sterling Financial Corp. of Pennsylvania	51,396	541
Sterling Financial Corp. of Washington	169,328	4,900
Sun Bancorp, Inc. of New Jersey *	9,086	153
Susquehanna Bancshares, Inc.	166,790	3,731
Taylor Capital Group, Inc.	11,756	324
Trustmark Corp.	100,400	2,596
UCBH Holdings, Inc.	81,300	1,485
UMB Financial Corp.	139,956	5,160
Umpqua Holdings Corp.	218,418	5,135
Union Bankshares Corp. of Virginia	18,423	427
United Bankshares, Inc.	49,950	1,588
Univest Corp. of Pennsylvania	54,479	1,227
Virginia Financial Group, Inc.	8,923	198
Webster Financial Corp.	26,402	1,127
WesBanco, Inc.	76,260	2,250
Wintrust Financial Corp.	62,584	2,744
Yardville National Bancorp	18,101	618

		120,808

Beverages - 0.1%
PepsiAmericas, Inc.	50,500	1,240

Biotechnology - 0.2%
Bio-Rad Laboratories, Inc., Class A *	24,045	1,817

Building Materials - 0.7%
Comfort Systems USA, Inc.	17,400	247
LSI Industries, Inc.	64,936	1,162
NCI Building Systems, Inc. *	61,599	3,039
Simpson Manufacturing Co., Inc.	40,500	1,366
Universal Forest Products, Inc.	52,168	2,205

		8,019

Chemicals - 2.8%
Arch Chemicals, Inc.	109,771	3,857
Cytec Industries, Inc.	22,328	1,424
Fuller (H.B.) Co.	170,913	5,108
Minerals Technologies, Inc.	94,172	6,305
NewMarket Corp.	25,235	1,221
Schulman (A.), Inc.	105,858	2,575
Sensient Technologies Corp.	150,279	3,816
Spartech Corp.	42,600	1,131
Terra Industries, Inc. *	176,200	4,479
Westlake Chemical Corp.	30,642	862

		30,778

Commercial Services - 3.2%
ABM Industries, Inc.	29,800	769
CBIZ, Inc. *	286,205	2,104
Coinstar, Inc. *	39,100	1,231
Consolidated Graphics, Inc. *	7,700	533
Cross Country Healthcare, Inc. *	109,275	1,823
Dollar Thrifty Automotive Group *	92,600	3,782
Electro Rent Corp.	47,739	694
Exponent, Inc. *	16,008	358
First Advantage Corp., Class A *	11,872	273
ICT Group, Inc. *	16,646	311
Kelly Services, Inc., Class A	38,451	1,056
MAXIMUS, Inc.	11,456	497
MPS Group, Inc. *	676,034	9,039
On Assignment, Inc. *	26,982	289
PeopleSupport, Inc. *	24,805	282
PRA International *	19,915	504
Providence Service (The) Corp. *	10,500	281
Rent-A-Center, Inc. *	161,864	4,246
Startek, Inc.	1,700	18
Stewart Enterprises, Inc., Class A	254,389	1,982
TeleTech Holdings, Inc. *	22,863	743
United Rentals, Inc. *	68,700	2,235
Viad Corp.	35,463	1,495
Volt Information Sciences, Inc. *	24,694	455

		35,000

Computers - 2.6%
Agilysys, Inc.	30,604	689
CACI International, Inc., Class A *	41,200	2,013
CIBER, Inc. *	123,905	1,014
Hutchinson Technology, Inc. *	36,242	682
NORTHERN FUNDS QUARTERLY REPORT      2       EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Computers - 2.6% – (continued)
Imation Corp.	158,419	$5,839
Integral Systems, Inc. of Maryland	10,900	265
Komag, Inc. *	44,200	1,409
MTS Systems Corp.	23,215	1,037
Ness Technologies, Inc. *	39,443	513
Palm, Inc. *	280,194	4,486
Perot Systems Corp., Class A *	497,021	8,469
Radisys Corp. *	984	12
SI International, Inc. *	42,760	1,412

		27,840

Cosmetics/Personal Care - 0.1%
Alberto-Culver Co.	44,186	1,048

Distribution/Wholesale - 0.7%
Brightpoint, Inc. *	51,062	704
Central European Distribution Corp. *	16,600	575
Owens & Minor, Inc.	46,600	1,628
United Stationers, Inc. *	75,000	4,998

		7,905

Diversified Financial Services - 1.6%
Advanta Corp., Class B	43,652	1,359
AmeriCredit Corp. *	54,948	1,459
CompuCredit Corp. *	143,217	5,016
Credit Acceptance Corp. *	43,788	1,175
Federal Agricultural Mortgage Corp., Class C	20,233	692
Financial Federal Corp.	74,861	2,232
Ocwen Financial Corp. *	256,045	3,413
Stifel Financial Corp. *	12,800	754
SWS Group, Inc.	58,182	1,258

		17,358

Electric - 1.8%
Central Vermont Public Service Corp.	16,000	603
CH Energy Group, Inc.	18,387	827
Empire District Electric (The) Co.	33,123	741
Idacorp, Inc.	45,993	1,474
MGE Energy, Inc.	14,263	466
Otter Tail Corp.	63,581	2,039
PNM Resources, Inc.	42,095	1,170
UIL Holdings Corp.	112,815	3,734
Unisource Energy Corp.	129,900	4,272
Westar Energy, Inc.	163,300	3,965

		19,291

Electrical Components & Equipment - 0.8%
Belden, Inc.	33,000	1,827
Encore Wire Corp.	110,838	3,263
Greatbatch, Inc. *	44,800	1,451
Littelfuse, Inc. *	16,800	567
Molex, Inc., Class A	39,612	1,052

		8,160

Electronics - 4.5%
Analogic Corp.	42,489	3,123
AVX Corp.	67,500	1,130
Bel Fuse, Inc., Class B	33,858	1,152
Benchmark Electronics, Inc. *	428,135	9,684
Brady Corp., Class A	48,300	1,794
Checkpoint Systems, Inc. *	96,103	2,427
Coherent, Inc. *	18,205	555
CTS Corp.	217,336	2,751
Cymer, Inc. *	70,000	2,814
Electro Scientific Industries, Inc. *	142,959	2,974
Excel Technology, Inc. *	34,635	968
FEI Co. *	36,579	1,187
Multi-Fineline Electronix, Inc. *	25,853	444
Newport Corp. *	42,887	664
Park Electrochemical Corp.	38,824	1,094
PerkinElmer, Inc.	38,800	1,011
Plexus Corp. *	48,795	1,122
Rofin-Sinar Technologies, Inc. *	23,846	1,645
Rogers Corp. *	18,627	689
Stoneridge, Inc. *	25,618	316
Technitrol, Inc.	14,806	425
Tektronix, Inc.	38,161	1,288
TTM Technologies, Inc. *	199,822	2,598
Varian, Inc. *	25,800	1,415
Watts Water Technologies, Inc., Class A	137,151	5,139
Zygo Corp. *	19,558	279

		48,688

Engineering & Construction - 0.5%
Dycom Industries, Inc. *	43,190	1,295
EMCOR Group, Inc. *	33,554	2,446
URS Corp. *	24,591	1,194

		4,935

Entertainment - 1.1%
Bluegreen Corp. *	68,712	803
Churchill Downs, Inc.	58,258	3,052
EQUITY FUNDS      3 NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Entertainment - 1.1% – (continued)
Pinnacle Entertainment, Inc. *	140,582	$3,957
Speedway Motorsports, Inc.	92,900	3,714

		11,526

Environmental Control - 0.2%
Metal Management, Inc.	35,600	1,569
Waste Industries USA, Inc.	15,992	546

		2,115

Food - 2.2%
Flowers Foods, Inc.	101,875	3,398
Hain Celestial Group, Inc. *	133,706	3,629
Imperial Sugar Co.	12,349	380
Lance, Inc.	49,863	1,175
Nash Finch Co.	6,179	306
Performance Food Group Co. *	57,858	1,880
Ralcorp Holdings, Inc. *	25,857	1,382
Ruddick Corp.	261,616	7,880
Weis Markets, Inc.	97,308	3,942

		23,972

Forest Products & Paper - 0.1%
Mercer International, Inc. *	38,195	390
Rock-Tenn Co., Class A	31,886	1,011

		1,401

Gas - 1.9%
Laclede Group (The), Inc.	33,441	1,066
Northwest Natural Gas Co.	71,367	3,296
Piedmont Natural Gas Co., Inc.	90,500	2,231
South Jersey Industries, Inc.	92,072	3,258
Southwest Gas Corp.	132,791	4,490
Vectren Corp.	47,100	1,268
WGL Holdings, Inc.	152,800	4,987

		20,596

Hand/Machine Tools - 0.8%
Hardinge, Inc.	11,754	400
Regal-Beloit Corp.	171,472	7,980

		8,380

Healthcare — Products - 1.0%
Cantel Medical Corp. *	10,000	170
Conmed Corp. *	108,357	3,173
Cooper Cos., Inc.	14,300	762
Datascope Corp.	48,020	1,838
E-Z-Em-Inc. *	2,600	42
Haemonetics Corp. of Massachusetts *	6,500	342
Merit Medical Systems, Inc. *	24,800	297
OraSure Technologies, Inc. *	11,200	92
STERIS Corp.	75,300	2,304
Symmetry Medical, Inc. *	31,900	511
Thoratec Corp. *	12,600	232
Vital Signs, Inc.	12,000	666
Wright Medical Group, Inc. *	8,500	205
Young Innovations, Inc.	2,200	64

		10,698

Healthcare — Services - 3.0%
Amedisys, Inc. *	29,100	1,057
AMERIGROUP Corp. *	174,900	4,163
Amsurg Corp. *	40,500	978
Apria Healthcare Group, Inc. *	44,400	1,277
Centene Corp. *	9,600	206
Genesis HealthCare Corp. *	31,614	2,163
Gentiva Health Services, Inc. *	12,666	254
Kindred Healthcare, Inc. *	104,100	3,198
LifePoint Hospitals, Inc. *	138,229	5,347
Magellan Health Services, Inc. *	138,700	6,445
Matria Healthcare, Inc. *	24,200	733
Molina Healthcare, Inc. *	32,800	1,001
National Healthcare Corp.	11,300	583
Odyssey HealthCare, Inc. *	39,309	466
Option Care, Inc.	55,157	849
Res-Care, Inc. *	91,395	1,932
Symbion, Inc. *	39,619	860
Universal Health Services, Inc., Class B	17,200	1,058

		32,570

Home Builders - 0.3%
Lennar Corp., Class B	70,252	2,470
Skyline Corp.	26,613	799

		3,269

Home Furnishings - 0.2%
Ethan Allen Interiors, Inc.	40,300	1,380
Kimball International, Inc., Class B	66,550	933

		2,313

Household Products/Wares - 0.5%
American Greetings Corp., Class A	40,946	1,160
Blyth, Inc.	76,588	2,036
NORTHERN FUNDS QUARTERLY REPORT      4       EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Household Products/Wares - 0.5% – (continued)
Ennis, Inc.	103,799	$2,441

		5,637

Insurance - 7.4%
21st Century Insurance Group	81,700	1,786
Alfa Corp.	164,483	2,561
Alleghany Corp. *	3,200	1,301
American Equity Investment Life Holding Co.	28,400	343
American Physicians Capital, Inc. *	21,643	877
Argonaut Group, Inc.	49,731	1,552
CNA Surety Corp. *	87,400	1,653
Commerce Group, Inc.	146,010	5,069
Donegal Group, Inc., Class A	45,565	679
EMC Insurance Group, Inc.	28,585	709
FBL Financial Group, Inc., Class A	43,950	1,728
FPIC Insurance Group, Inc. *	26,349	1,074
Great American Financial Resources, Inc.	62,992	1,524
Hanover Insurance Group (The), Inc.	23,961	1,169
Harleysville Group, Inc.	76,149	2,540
Horace Mann Educators Corp.	134,025	2,847
Independence Holding Co.	22,504	460
Infinity Property & Casualty Corp.	35,476	1,800
LandAmerica Financial Group, Inc.	27,423	2,646
Meadowbrook Insurance Group, Inc. *	32,030	351
Midland (The) Co.	54,431	2,555
Nationwide Financial Services, Inc., Class A	23,770	1,503
Navigators Group, Inc. *	36,310	1,957
Presidential Life Corp.	2,300	45
ProAssurance Corp. *	162,470	9,045
RLI Corp.	128,700	7,201
Safety Insurance Group, Inc.	44,727	1,852
SeaBright Insurance Holdings, Inc. *	21,895	383
Selective Insurance Group, Inc.	336,299	9,040
State Auto Financial Corp.	97,470	2,987
Stewart Information Services Corp.	59,505	2,370
Triad Guaranty, Inc. *	29,067	1,161
United America Indemnity Ltd., Class A *	37,173	924
United Fire & Casualty Co.	50,001	1,769
Unitrin, Inc.	26,200	1,288
Universal American Financial Corp. *	35,587	757
Zenith National Insurance Corp.	69,200	3,259

		80,765

Internet - 1.7%
Authorize.Net Holdings, Inc. *	13,100	234
Avocent Corp. *	63,409	1,839
Checkfree Corp. *	40,886	1,644
Harris Interactive, Inc. *	323,846	1,733
iPass, Inc. *	20,466	111
RealNetworks, Inc. *	162,465	1,327
TIBCO Software, Inc. *	1,073,693	9,717
United Online, Inc.	41,100	678
Vignette Corp. *	49,350	946

		18,229

Investment Companies - 0.2%
MCG Capital Corp.	161,299	2,584
Iron/Steel - 0.3%
Gibraltar Industries, Inc.	87,304	1,934
Schnitzer Steel Industries, Inc., Class A	20,454	980

		2,914

Leisure Time - 0.3%
Brunswick Corp.	42,347	1,382
Callaway Golf Co.	77,600	1,382
Nautilus, Inc.	33,000	397

		3,161

Lodging - 0.2%
Marcus Corp.	111,888	2,659
Machinery — Diversified - 1.7%
Albany International Corp., Class A	45,364	1,835
Briggs & Stratton Corp.	67,760	2,138
Cascade Corp.	33,401	2,620
Cognex Corp.	26,017	586
Gehl Co. *	9,619	292
Gerber Scientific, Inc. *	19,700	229
NACCO Industries, Inc., Class A	20,883	3,247
Sauer-Danfoss, Inc.	211,685	6,300
Tennant Co.	21,600	788

		18,035

Media - 0.6%
Belo Corp., Class A	140,416	2,891
Hearst-Argyle Television, Inc.	44,686	1,077
Journal Communications, Inc., Class A	132,502	1,724
Scholastic Corp. *	32,004	1,150

		6,842

EQUITY FUNDS       5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Metal Fabrication/Hardware - 1.9%
CIRCOR International, Inc.	67,345	$2,723
Lawson Products, Inc.	21,545	834
Mueller Industries, Inc.	18,111	623
Quanex Corp.	154,581	7,528
Worthington Industries, Inc.	430,661	9,324

		21,032

Mining - 0.3%
Coeur D’alene Mines Corp. *	293,341	1,053
USEC, Inc. *	119,908	2,636

		3,689

Miscellaneous Manufacturing - 2.2%
Ameron International Corp.	45,605	4,113
Aptargroup, Inc.	124,800	4,438
Barnes Group, Inc.	18,300	580
ESCO Technologies, Inc. *	23,518	853
Federal Signal Corp.	69,193	1,097
Griffon Corp. *	105,861	2,306
Lancaster Colony Corp.	14,800	620
Myers Industries, Inc.	92,099	2,036
Smith (A.O.) Corp.	173,623	6,926
Standex International Corp.	49,773	1,415

		24,384

Oil & Gas - 2.8%
Bill Barrett Corp. *	60,801	2,239
Brigham Exploration Co. *	62,900	369
Callon Petroleum Co. *	7,287	103
Comstock Resources, Inc. *	28,308	848
Edge Petroleum Corp. *	47,000	658
Encore Acquisition Co. *	151,404	4,209
Forest Oil Corp. *	154,280	6,520
Grey Wolf, Inc. *	183,728	1,514
Petrohawk Energy Corp. *	223,939	3,552
Pogo Producing Co.	27,302	1,387
Sunsco Logistics Partners L.P.	20,600	1,238
Swift Energy Co. *	120,994	5,174
Toreador Resources Corp. *	27,384	411
Whiting Petroleum Corp. *	50,814	2,059

		30,281

Oil & Gas Services - 1.8%
Allis-Chalmers Energy, Inc. *	36,456	838
Gulf Island Fabrication, Inc.	8,100	281
Horizon Offshore, Inc. *	29,600	568
Hornbeck Offshore Services, Inc. *	61,842	2,397
Oil States International, Inc. *	251,527	10,398
SEACOR Holdings, Inc. *	11,398	1,064
Trico Marine Services, Inc. *	15,718	643
Universal Compression Holdings, Inc. *	46,800	3,392

		19,581

Packaging & Containers - 0.5%
Greif, Inc., Class A	84,234	5,021
Pharmaceuticals - 1.2%
Alpharma, Inc., Class A	131,500	3,420
Bradley Pharmaceuticals, Inc. *	33,300	723
Hi-Tech Pharmacal Co., Inc. *	2,800	34
Neogen Corp. *	2,300	66
Nutraceutical International Corp. *	30,600	507
Perrigo Co.	200,784	3,931
Salix Pharmaceuticals Ltd. *	42,700	525
Sciele Pharma, Inc. *	40,300	950
Viropharma, Inc. *	190,796	2,633

		12,789

Pipelines - 0.0%
Kinder Morgan Management LLC (Fractional Shares) *	15,147	—
TC Pipelines LP	6,398	252

		252

Real Estate - 0.2%
Avatar Holdings, Inc. *	15,318	1,178
Stratus Properties, Inc. *	4,516	156
W.P. Carey & Co. LLC	28,900	909

		2,243

Real Estate Investment Trusts - 5.7%
Acadia Realty Trust	24,523	636
Alesco Financial, Inc.	50,200	408
American Land Lease, Inc.	26,088	652
Anthracite Capital, Inc.	254,259	2,975
BioMed Realty Trust, Inc.	77,600	1,949
BRT Realty Trust	11,650	303
Capital Trust, Inc. of New York, Class A	50,951	1,740
Cedar Shopping Centers, Inc.	50,900	731
EastGroup Properties, Inc.	18,265	800
Entertainment Properties Trust	31,166	1,676
Equity Inns, Inc.	64,600	1,447
First Potomac Realty Trust	28,300	659
NORTHERN FUNDS QUARTERLY REPORT      6       EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Real Estate Investment Trusts - 5.7% – (continued)
Gramercy Capital Corp. of New York	22,000	$606
Highland Hospitality Corp.	70,900	1,361
Home Properties, Inc.	15,600	810
Inland Real Estate Corp.	76,100	1,292
Innkeepers USA Trust	51,900	920
Investors Real Estate Trust	47,936	495
LTC Properties, Inc.	103,400	2,352
National Health Investors, Inc.	94,276	2,991
National Retail Properties, Inc.	151,927	3,321
Newcastle Investment Corp.	206,286	5,172
NorthStar Realty Finance Corp.	64,628	809
Parkway Properties, Inc. of Maryland	31,042	1,491
Pennsylvania Real Estate Investment Trust	89,900	3,985
Potlatch Corp.	45,700	1,967
RAIT Financial Trust	243,535	6,337
Ramco-Gershenson Properties	19,981	718
Realty Income Corp.	119,300	3,005
Redwood Trust, Inc.	79,571	3,850
Senior Housing Properties Trust	167,183	3,402
Sovran Self Storage, Inc.	20,961	1,010
Universal Health Realty Income Trust	46,100	1,535
Winston Hotels, Inc.	34,700	521
Winthrop Realty Trust	99,900	690

		62,616

Retail - 6.3%
Asbury Automotive Group, Inc.	56,426	1,408
Bob Evans Farms, Inc.	79,916	2,945
Bon-Ton Stores (The), Inc.	10,200	409
Brown Shoe Co., Inc.	123,383	3,001
Buckle (The), Inc.	53,534	2,109
Cabela’s, Inc. *	64,425	1,426
Cash America International, Inc.	79,583	3,155
CBRL Group, Inc.	45,700	1,941
Charlotte Russe Holding, Inc. *	73,339	1,971
Charming Shoppes, Inc. *	536,455	5,810
Fred’s, Inc.	83,155	1,113
Guitar Center, Inc. *	9,800	586
Insight Enterprises, Inc. *	135,083	3,049
Kenneth Cole Productions, Inc., Class A	27,208	672
Landry’s Restaurants, Inc.	100,123	3,030
Longs Drug Stores Corp.	28,300	1,486
Luby’s, Inc. *	92,992	898
MarineMax, Inc. *	63,903	1,279
Men’s Wearhouse, Inc.	26,301	1,343
Movado Group, Inc.	42,599	1,437
O’Charleys, Inc.	13,670	275
Pantry (The), Inc. *	43,792	2,019
PC Connection, Inc. *	37,389	495
Regis Corp.	146,693	5,611
Rush Enterprises, Inc., Class A *	19,362	420
Shoe Carnival, Inc. *	27,744	763
Sonic Automotive, Inc., Class A	64,648	1,873
Stage Stores, Inc.	202,754	4,250
Steak n Shake (The) Co. *	70,380	1,175
Stein Mart, Inc.	64,953	796
Systemax, Inc.	57,454	1,196
Talbots, Inc.	47,700	1,194
United Auto Group, Inc. *	263,859	5,617
Zale Corp. *	161,396	3,843

		68,595

Savings & Loans - 2.8%
Anchor BanCorp Wisconsin, Inc.	27,200	713
Citizens First Bancorp, Inc.	4,688	102
Dime Community Bancshares	68,256	900
Downey Financial Corp.	110,966	7,322
First Defiance Financial Corp.	20,825	621
First Place Financial Corp. of Ohio	32,392	684
FirstFed Financial Corp. *	121,605	6,899
Flagstar Bancorp, Inc.	14,200	171
Flushing Financial Corp.	60,351	969
MAF Bancorp, Inc.	59,698	3,239
Partners Trust Financial Group, Inc.	11,945	126
PFF Bancorp, Inc.	72,439	2,023
Provident Financial Holdings, Inc.	3,243	81
Provident New York Bancorp	20,073	271
TierOne Corp.	37,221	1,120
United Community Financial Corp. of Ohio	228,597	2,282
Washington Federal, Inc.	106,796	2,596
Willow Grove Bancorp, Inc.	7,846	102

		30,221

Semiconductors - 2.8%
Actel Corp. *	35,900	499
ATMI, Inc. *	17,000	510
Axcelis Technologies, Inc. *	106,726	693
EQUITY FUNDS      7       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Semiconductors - 2.8% – (continued)
Brooks Automation, Inc. *	68,500	$1,243
Cohu, Inc.	36,000	801
Cree, Inc. *	115,539	2,987
DSP Group, Inc. *	89,041	1,823
Emulex Corp. *	119,300	2,606
Entegris, Inc. *	171,315	2,035
Fairchild Semiconductor International, Inc. *	57,812	1,117
International Rectifier Corp. *	33,891	1,263
Lattice Semiconductor Corp. *	103,800	594
Mattson Technology, Inc. *	139,140	1,350
MKS Instruments, Inc. *	279,357	7,738
Omnivision Technologies, Inc. *	24,000	435
Photronics, Inc. *	23,600	351
Rudolph Technologies, Inc. *	8,786	146
Semitool, Inc. *	19,073	183
Silicon Image, Inc. *	79,400	681
Standard Microsystems Corp. *	52,166	1,791
TriQuint Semiconductor, Inc. *	133,248	674
Veeco Instruments, Inc. *	32,837	681

		30,201

Software - 1.4%
Digi International, Inc. *	39,733	586
EPIQ Systems, Inc. *	102,916	1,663
Inter-Tel, Inc.	28,130	673
JDA Software Group, Inc. *	117,662	2,310
Lawson Software, Inc. *	671,230	6,638
Mantech International Corp., Class A *	14,800	456
MSC.Software Corp. *	15,300	207
Packeteer, Inc. *	37,854	296
Quest Software, Inc. *	86,800	1,405
Schawk, Inc.	42,383	849
SYNNEX Corp. *	16,900	348

		15,431

Telecommunications - 2.7%
Aeroflex, Inc. *	387,047	5,484
Anaren, Inc. *	25,153	443
Arris Group, Inc. *	50,623	890
Atlantic Tele-Network, Inc.	5,961	171
Black Box Corp.	26,000	1,076
CT Communications, Inc.	138,667	4,231
EMS Technologies, Inc. *	25,985	573
Foundry Networks, Inc. *	172,200	2,869
Golden Telecom, Inc.	120,789	6,645
Hypercom Corp. *	56,125	332
Iowa Telecommunications Services, Inc.	16,344	372
Oplink Communications, Inc. *	23,415	351
Premiere Global Services, Inc. *	174,822	2,276
RF Micro Devices, Inc. *	174,713	1,090
SureWest Communications	11,391	310
Symmetricom, Inc. *	27,400	230
Syniverse Holdings, Inc. *	71,731	923
Tekelec *	50,795	732
USA Mobility, Inc. *	28,765	770

		29,768

Textiles - 0.6%
G&K Services, Inc., Class A	89,134	3,522
Unifirst Corp. of Massachusetts	78,986	3,479

		7,001

Toys, Games & Hobbies - 0.6%
Jakks Pacific, Inc. *	74,621	2,100
RC2 Corp. *	99,306	3,973

		6,073

Transportation - 1.7%
Alexander & Baldwin, Inc.	32,300	1,715
Arkansas Best Corp.	84,532	3,294
Genesee & Wyoming, Inc., Class A *	86,574	2,583
Gulfmark Offshore, Inc. *	45,516	2,331
Marten Transport Ltd. *	50,948	918
P.A.M. Transportation Services, Inc. *	4,900	90
Saia, Inc. *	64,032	1,746
U.S. Xpress Enterprises, Inc., Class A *	9,842	183
USA Truck, Inc. *	4,400	73
Werner Enterprises, Inc.	281,757	5,677

		18,610

Trucking & Leasing - 0.2%
Greenbrier Cos., Inc.	16,907	511
Interpool, Inc.	70,237	1,889

		2,400

Total Common Stocks

(Cost $911,036)		1,030,359
NORTHERN FUNDS QUARTERLY REPORT       8       EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
OTHER - 0.0%
Escrow DLB Oil & Gas *	2,100	$—

Total Other

(Cost $-)		—

WARRANTS - 0.0%
American Banknote Corp., Exp. 10/1/07, Strike $10.00 *	9	—
American Banknote Corp., Exp. 10/1/07, Strike $12.50 *	9	—
American Satellite Network *	255	—

Total Warrants

(Cost $-)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 3.9%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$39,709	39,709
U.S. Treasury Bill, 5.01%, 8/9/07	2,600	2,586
Total Short-Term Investments
(Cost $42,295)		42,295

Total Investments - 98.5%
(Cost $953,331)		1,072,654
Other Assets less Liabilities - 1.5%		16,985

NET ASSETS - 100.0%		$1,089,639

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2007, the Small Cap Value Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
E-Mini Russell 2000	376	$31,663	Long	6/07	$(164)

E-Mini S&P 500	197	14,927	Long	6/07	(40)
Total					$(204)
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$953,331

Gross tax appreciation of investments	$142,805
Gross tax depreciation of investments	(23,482)

Net tax appreciation of investments	$119,323

EQUITY FUNDS       9       NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
    SCHEDULE OF INVESTMENTS
    TECHNOLOGY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8%
Aerospace/Defense - 3.5%
Lockheed Martin Corp.	30,920	$2,910
Raytheon Co.	40,427	2,179

		5,089

Biotechnology - 5.4%
Amgen, Inc. *	23,900	1,321
Biogen Idec, Inc. *	75,000	4,013
Celgene Corp. *	44,843	2,571

		7,905

Commercial Services - 4.8%
Accenture Ltd., Class A	72,607	3,114
Forrester Research, Inc. *	66,900	1,882
Gartner, Inc. *	82,850	2,037

		7,033

Computers - 23.2%
Apple, Inc. *	34,880	4,257
Brocade Communications Systems, Inc. *	326,519	2,553
Cadence Design Systems, Inc. *	175,800	3,861
Dell, Inc. *	100,859	2,880
Electronic Data Systems Corp.	96,100	2,665
Hewlett-Packard Co.	120,695	5,385
IBM Corp.	44,239	4,656
Mentor Graphics Corp. *	158,036	2,081
Micros Systems, Inc. *	70,058	3,811
Western Digital Corp. *	92,800	1,796

		33,945

Electronics - 1.3%
Waters Corp. *	31,833	1,890

Healthcare — Products - 4.6%
Alcon, Inc.	17,700	2,388
Medtronic, Inc.	41,175	2,135
Zimmer Holdings, Inc. *	25,880	2,197

		6,720

Internet - 9.8%
Digital River, Inc. *	58,632	2,653
eBay, Inc. *	78,375	2,522
j2 Global Communications, Inc. *	42,828	1,495
McAfee, Inc. *	67,800	2,386
TIBCO Software, Inc. *	161,100	1,458
VeriSign, Inc. *	120,270	3,816

		14,330

Pharmaceuticals - 1.2%
Pharmion Corp. *	63,867	1,849

Semiconductors - 16.0%
ASML Holding N.V. *	80,013	2,196
Emulex Corp. *	164,400	3,590
Intersil Corp., Class A	48,843	1,537
Lam Research Corp. *	27,400	1,408
MEMC Electronic Materials, Inc. *	24,600	1,504
National Semiconductor Corp.	75,376	2,131
ON Semiconductor Corp. *	203,512	2,182
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	389,999	4,341
Tessera Technologies, Inc. *	39,375	1,597
Texas Instruments, Inc.	80,584	3,032

		23,518

Software - 15.7%
Adobe Systems, Inc. *	34,900	1,401
Autodesk, Inc. *	63,584	2,994
Automatic Data Processing, Inc.	64,000	3,102
BMC Software, Inc. *	82,384	2,496
Cognos, Inc. *	45,025	1,786
Fiserv, Inc. *	25,441	1,445
Microsoft Corp.	157,796	4,650
Oracle Corp. *	260,800	5,141

		23,015

Telecommunications - 12.3%
Amdocs Ltd. *	74,809	2,979
Arris Group, Inc. *	220,000	3,870
Cisco Systems, Inc. *	203,559	5,669
Nokia OYJ ADR	195,521	5,496

		18,014

Total Common Stocks

(Cost $120,637)		143,308
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT- 1.8%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$2,671	$2,671

Total Short-Term Investment

(Cost $2,671)		2,671

Total Investments - 99.6%

(Cost $123,308)		145,979
Other Assets less Liabilities - 0.4%		594

NET ASSETS - 100.0%		$146,573

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$123,308

Gross tax appreciation of investments	$23,762
Gross tax depreciation of investments	(1,091)

Net tax appreciation of investments	$22,671

NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    GLOBAL REAL ESTATE INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6%
Australia - 11.9%
Abacus Property Group NPV	623,895	$1,047
Australand Property Group	504,697	911
Babcock & Brown Japan Property Trust	532,202	799
Bunnings Warehouse Property Trust	316,465	620
Centro Properties Group	947,216	6,826
Centro Retail Group	1,234,027	1,773
Centro Shopping America Trust *	1,124,064	1,148
CFS Retail Property Trust	1,782,237	3,248
Commonwealth Property Office Fund	1,811,690	2,573
DB RREEF Trust	3,232,808	5,385
FKP Property Group	290,947	1,801
GPT Group	2,286,172	9,032
ING Industrial Fund	1,236,775	2,453
ING Office Fund	1,335,023	1,981
Investa Property Group	1,705,787	4,223
Macquarie CountryWide Trust	1,469,568	2,517
Macquarie DDR Trust	1,010,686	1,075
Macquarie Goodman Group	1,869,909	10,653
Macquarie Office Trust	2,215,457	3,137
Macquarie ProLogis Trust	943,574	1,144
Mirvac Group	1,132,907	5,475
Multiplex Group	707,192	2,950
Stockland	7,095	53
Stockland — New	1,546,811	10,688
Sunland Group Ltd.	260,116	900
Tishman Speyer Office Fund	369,603	743
Valad Property Group	1,563,251	2,631
Westfield Group	1,978,248	33,476

		119,262

Austria - 2.0%
CA Immobilien Anlagen A.G. *	97,687	2,884
Conwert Immobilien Invest A.G. *	95,000	1,839
Immoeast A.G. *	467,072	6,619
IMMOFINANZ A.G. *	501,215	7,334
Sparkassen Immobilien A.G. *	72,934	1,042

		19,718

Belgium - 0.4%
Befimmo SCA Sicafi	14,441	1,476
Cofinimmo S.A.	8,892	1,697
Intervest Offices	7,258	285
Leasinvest Real Estate SCA	2,014	213
Warehouses De Pauw SCA	7,009	452
Wereldhave Belgium N.V.	2,275	176

		4,299

Bermuda - 0.3%
Orient-Express Hotels Ltd.	47,643	2,544

Canada - 2.7%
Allied Properties Real Estate Investment Trust	26,278	532
Boardwalk Real Estate Investment Trust	57,765	2,638
Calloway Real Estate Investment Trust	84,098	1,985
Canadian Apartment Properties Real Estate Investment Trust	66,520	1,220
Canadian Hotel Income Properties REIT	39,087	569
Canadian Real Estate Investment Trust	64,900	1,775
Chartwell Seniors Housing Real Estate Investment Trust	100,800	1,418
Cominar Real Estate Investment Trust	49,543	1,002
Dundee Real Estate Investment Trust	45,967	1,985
Extendicare Real Estate Investment Trust	67,109	986
H&R Real Estate Investment Trust	150,561	3,243
InnVest Real Estate Investment Trust	60,800	699
Legacy Hotels Real Estate Investment Trust	128,895	1,440
Morguard Real Estate Investment Trust	48,900	640
Northern Property Real Estate Investment Trust	19,300	418
Primaris Retail Real Estate Investment Trust	63,292	1,158
RioCan Real Estate Investment Trust	231,712	5,145

		26,853

Cayman Islands - 0.3%
Shimao Property Holdings Ltd.	1,469,500	3,286

Denmark - 0.1%
Keops A/S *	56,051	242
TK Development *	31,221	724

		966

Finland - 0.3%
Citycon OYJ	160,327	1,035
Sponda OYJ	92,912	1,355
Technopolis PLC	43,313	408

		2,798

France - 3.7%
Acanthe Developpement S.A.	45,493	209
Affine S.A.	1,424	270
Fonciere Des Regions	15,881	2,333
Gecina S.A.	13,926	2,338
Icade	29,788	2,310
EQUITY INDEX FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% — CONTINUED
France - 3.7% — (continued)
Klepierre	25,684	$4,378
Mercialys	32,468	1,123
Societe de la Tour Eiffel	5,645	833
Societe Immobiliere de Location pour l’Industrie et le Commerce	14,481	2,342
Unibail — Rodamco	82,412	21,212

		37,348

Germany - 0.9%
Alstria Office A.G. *	29,972	619
Colonia Real Estate A.G. *	24,160	1,020
Deutsche Euroshop A.G.	19,123	1,359
Deutsche Wohnen A.G.	20,782	1,079
IVG Immobilien A.G.	96,648	3,784
Patrizia Immobilien AG	28,036	498
Vivacon A.G.	21,002	849

		9,208

Greece - 0.2%
Babis Vovos International Construction S.A. *	28,507	922
Eurobank Properties Real Estate Investment Co.	7,430	163
Lamda Development S.A.	14,290	303

		1,388

Guernsey - 0.3%
Assura Group Ltd.	260,871	1,045
Invista Foundation Property Trust Ltd.	402,597	962
Mapeley Ltd.	12,965	730

		2,737

Hong Kong - 9.1%
Agile Property Holdings Ltd.	1,650,000	2,161
Champion REIT	1,465,000	839
China Overseas Land & Investment Ltd.	3,945,000	6,156
China Resources Land Ltd.	1,656,000	2,504
Great Eagle Holdings Ltd.	330,625	1,149
Hang Lung Properties Ltd.	2,319,000	7,994
Henderson Land Development Co. Ltd.	871,000	5,932
Hongkong Land Holdings Ltd.	1,927,000	8,671
Hopson Development Holdings Ltd.	424,000	1,190
Hysan Development Co. Ltd.	867,000	2,307
Kerry Properties Ltd.	579,301	3,638
Kowloon Development Co. Ltd.	633,500	1,266
Link REIT (The)	2,385,000	5,277
New World China Land Ltd.	1,252,000	1,065
New World Development Ltd.	3,100,000	7,756
Shenzhen Investment Ltd.	1,544,000	1,169
Shui On Land Ltd.	1,363,000	1,222
Sino Land Co.	2,574,000	5,360
Sun Hung Kai Properties Ltd.	2,088,000	25,131

		90,787

Italy - 0.4%
Aedes S.p.A.	81,075	608
Beni Stabili S.p.A.	1,461,817	2,139
Immobiliare Grande Distribuzione	134,544	553
Risanamento S.p.A. *	122,120	902

		4,202

Japan - 12.6%
Aeon Mall Co. Ltd.	24,700	761
Daibiru Corp.	60,100	835
Diamond City Co. Ltd.	31,400	760
Goldcrest Co Ltd.	14,640	750
Heiwa Real Estate Co. Ltd.	153,500	1,125
Japan Prime Realty Investment Corp.	695	2,716
Japan Real Estate Investment Corp.	463	5,455
Japan Retail Fund Investment Corp.	439	3,816
Kenedix Realty Investment Corp.	224	1,680
Mitsubishi Estate Co Ltd.	1,151,000	31,328
Mitsui Fudosan Co. Ltd.	987,000	27,747
Mori Trust Sogo REIT, Inc.	82	933
Nippon Building Fund, Inc.	569	7,905
Nippon Commercial Investment Corp.	293	1,276
Nomura Real Estate Office Fund, Inc.	299	3,231
NTT Urban Development Corp.	1,482	2,878
Orix JREIT, Inc.	256	2,042
Premier Investment Co.	105	1,015
Shoei Co. Ltd.	31,560	663
Sumitomo Realty & Development Co. Ltd.	534,000	17,442
TOC Co. Ltd.	106,500	1,099
Tokyo Tatemono Co. Ltd.	270,000	3,372
Tokyu Land Corp.	449,000	4,790
Tokyu REIT, Inc.	140	1,354
United Urban Investment Corp.	182	1,371

		126,344

Luxembourg - 0.1%
GAGFAH S.A.	50,307	1,100

Netherlands - 1.9%
Corio N.V.	75,165	5,919
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    GLOBAL REAL ES TATE INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% — CONTINUED
Netherlands - 1.9% — (continued)
Eurocommercial Properties N.V. — CVA	39,480	$2,048
Nieuwe Steen Investments Funds N.V.	39,255	1,106
Plaza Centers N.V. *	120,129	482
Rodamco Europe N.V.	29,927	4,019
Vastned Offices/Industrial	23,318	865
Vastned Retail N.V.	18,406	1,610
Wereldhave N.V.	23,241	3,255

		19,304

New Zealand - 0.1%
Kiwi Income Property Trust	776,330	987

Norway - 0.1%
Norwegian Property ASA	80,122	1,002

Poland - 0.2%
Globe Trade Centre S.A. *	121,056	2,120

Singapore - 2.7%
Allgreen Properties Ltd.	860,000	1,175
Ascendas Real Estate Investment Trust	1,449,000	2,784
CapitaCommercial Trust	1,160,000	2,221
CapitaLand Ltd.	1,559,000	8,252
CapitaMall Trust	1,308,000	3,607
Guocoland Ltd.	355,000	1,127
Keppel Land Ltd.	403,000	2,304
Mapletree Logistics Trust	899,000	834
Singapore Land Ltd.	177,000	1,319
Suntec Real Estate Investment Trust	1,608,000	2,038
Wing Tai Holdings Ltd.	591,000	1,537

		27,198

Spain - 0.1%
Renta Corp Real Estate S.A.	10,600	416

Sweden - 0.9%
Castellum AB	191,541	2,318
Fabege AB	223,012	2,462
Hufvudstaden AB	89,990	1,039
Klovern AB	133,518	531
Kungsleden AB	152,717	1,915
Wihlborgs Fastigheter AB	42,531	754

		9,019

Switzerland - 0.5%
Allreal Holding A.G. (Registered)	5,247	590
PSP Swiss Property A.G. (Registered) *	52,395	2,943
Swiss Prime Site AG * (Registered)	21,498	1,257
Zueblin Immobilien Holding A.G. (Registered) *	35,159	343

		5,133

United Kingdom - 8.6%
Big Yellow Group PLC	95,089	1,004
British Land Co. PLC	579,438	15,590
Brixton PLC	300,475	2,646
Capital & Regional PLC	81,705	1,908
CLS Holdings PLC *	60,846	721
Daejan Holdings	5,025	402
Derwent London PLC	112,323	4,138
Development Securities PLC	42,825	523
Freeport PLC *	37,047	250
Grainger Plc	109,868	1,245
Great Portland Estates PLC	202,676	2,696
Hammerson PLC	325,026	9,359
Helical Bar PLC	107,143	996
Land Securities Group PLC	525,976	18,408
Liberty International PLC	405,991	9,334
Marylebone Warwick Balfour Group PLC *	39,233	216
Minerva PLC *	178,164	1,265
Mucklow (A&J) Group PLC	23,663	195
Primary Health Properties PLC	31,531	259
Quintain Estates & Development PLC	145,004	2,360
Sergo PLC	525,343	6,593
Shaftesbury PLC	148,887	1,764
St. Modwen Properties PLC	102,746	1,215
Unite Group PLC	139,582	1,128
Workspace Group PLC	195,089	1,568

		85,783

United States - 38.2%
Acadia Realty Trust	32,596	846
Affordable Residential Communities, Inc. *	39,370	465
Agree Realty Corp.	5,474	171
Alexander’s, Inc. *	2,035	823
Alexandria Real Estate Equities, Inc.	33,457	3,239
AMB Property Corp.	111,370	5,927
American Campus Communities, Inc.	22,541	638
American Financial Realty Trust	144,990	1,496
Apartment Investment & Management Co.	102,974	5,192
Archstone-Smith Trust	251,254	14,852
Ashford Hospitality Trust, Inc.	141,770	1,667
Associated Estates Realty Corp.	14,239	222
EQUITY INDEX FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% — CONTINUED
United States - 38.2% — (continued)
AvalonBay Communities, Inc.	88,775	$10,554
BioMed Realty Trust, Inc.	76,170	1,913
Boston Properties, Inc.	134,125	13,698
Brandywine Realty Trust	99,845	2,854
BRE Properties, Inc.	56,696	3,361
Brookfield Properties Corp.	334,228	8,155
Camden Property Trust	64,231	4,302
CBL & Associates Properties, Inc.	74,064	2,670
Cedar Shopping Centers, Inc.	43,501	624
Colonial Properties Trust	52,414	1,910
Corporate Office Properties Trust SBI MD	53,461	2,192
Corrections Corp. of America *	69,141	4,363
Cousins Properties, Inc.	44,601	1,294
Crescent Real Estate EQT Co.	117,919	2,646
DCT Industrial Trust, Inc.	190,599	2,051
Developers Diversified Realty Corp.	141,012	7,433
DiamondRock Hospitality Co.	108,396	2,068
Digital Realty Trust, Inc.	68,625	2,586
Douglas Emmett Inc.	64,593	1,598
Duke Realty Corp.	154,240	5,502
EastGroup Properties, Inc.	24,618	1,079
Education Realty Trust, Inc.	25,290	355
Entertainment Properties Trust	30,315	1,630
Equity Inns, Inc.	58,090	1,301
Equity Lifestyle Properties, Inc.	28,110	1,467
Equity One, Inc.	38,133	974
Equity Residential	328,249	14,978
Essex Property Trust, Inc.	27,908	3,246
Extra Space Storage, Inc.	66,890	1,104
Federal Realty Investment Trust	63,729	4,924
FelCor Lodging Trust, Inc.	70,740	1,841
First Industrial Realty Trust, Inc.	51,692	2,004
First Potomac Realty Trust	23,447	546
Forest City Enterprises, Inc.	86,821	5,338
General Growth Properties, Inc.	276,259	14,628
Getty Realty Corp.	17,285	454
Glimcher Realty Trust	38,581	964
GMH Communities Trust	37,670	365
Health Care Property Investors, Inc.	231,023	6,683
Health Care REIT, Inc.	90,312	3,645
Healthcare Realty Trust, Inc.	52,702	1,464
Hersha Hospitality Trust	39,180	463
Highland Hospitality Corp.	71,342	1,370
Highwoods Properties, Inc.	64,458	2,417
Home Properties, Inc.	38,047	1,976
Hospitality Properties Trust	106,618	4,424
Host Hotels & Resorts, Inc.	590,649	13,656
HRPT Properties Trust	238,353	2,479
Inland Real Estate Corp.	68,233	1,159
Innkeepers USA Trust	49,013	869
Investors Real Estate Trust	46,626	482
Kilroy Realty Corp.	37,241	2,638
Kimco Realty Corp.	281,865	10,731
Kite Realty Group Trust	27,170	517
LaSalle Hotel Properties	44,747	1,943
Lexington Realty Trust	74,770	1,555
Liberty Property Trust	104,455	4,589
LTC Properties, Inc.	22,257	506
Macerich (The) Co.	80,722	6,653
Mack-Cali Realty Corp.	76,580	3,330
Maguire Properties, Inc.	53,390	1,833
Medical Properties Trust, Inc.	51,015	675
Mid-America Apartment Communities, Inc.	28,014	1,470
National Healthcare Corp.	9,710	501
National Retail Properties, Inc.	75,174	1,643
Nationwide Health Properties, Inc.	101,086	2,749
Omega Healthcare Investors, Inc.	69,098	1,094
Parkway Properties, Inc.	15,935	765
Pennsylvania Real Estate Investment Trust	42,864	1,900
Post Properties, Inc.	49,929	2,603
Prologis	288,650	16,424
PS Business Parks, Inc.	16,537	1,048
Public Storage	144,090	11,069
Ramco-Gershenson Properties	17,460	627
Realty Income Corp.	114,320	2,880
Regency Centers Corp.	77,690	5,477
Republic Property Trust	22,523	276
Saul Centers, Inc.	13,001	590
Senior Housing Properties Trust	92,617	1,885
Simon Property Group, Inc.	251,288	23,380
SL Green Realty Corp.	66,026	8,180
Sovran Self Storage, Inc.	21,361	1,029
Spirit Finance Corp.	131,073	1,908
Strategic Hotels & Resorts, Inc.	85,370	1,920
NORTHERN FUNDS QUARTERLY REPORT     4     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    GLOBAL REAL ESTATE INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% — CONTINUED
United States - 38.2% — (continued)
Sun Communities, Inc.	17,909	$533
Sunstone Hotel Investors, Inc.	71,250	2,023
Tanger Factory Outlet Centers	32,900	1,232
Taubman Centers, Inc.	45,232	2,244
U-Store-It Trust	58,790	964
UDR, Inc.	153,846	4,046
Universal Health Realty Income Trust	10,714	357
Urstadt Biddle Properties, Inc.	16,149	275
Ventas, Inc.	150,225	5,446
Vornado Realty Trust	169,983	18,671
Washington Real Estate Investment Trust	49,949	1,698
Weingarten Realty Investors	97,807	4,020
Winston Hotels, Inc.	26,932	404
Winthrop Realty Trust	43,710	302

		382,200

Total Common Stocks

(Cost $1,026,761)		986,002
INVESTMENT COMPANIES - 0.6%
F&C Commercial Property Trust Ltd.	325	810
ING UK Real Estate Income Trust Ltd.	372	794
Invesco Property Income Trust Limited	157	384
ISIS Property Ltd.	51	139
ISIS Property Trust 2 Ltd	78	196
ProLogis European Properties	62	1,089
Sparkassen Immo Invest Genusscheine	2	312
Standard Life Investment Property Income Trust PLC	102	242
Teesland Advantage Property Income Trust Ltd.	142	301
UK Balanced Property Trust (The) Ltd.	208	658
UK Commercial Property Trust Ltd.	284	492
Westbury Property (The) Fund Ltd.	98	290

Total Investment Companies

(Cost $6,097)		5,707
RIGHTS - 0.0%
Acanthe Developpement S.A.	40,048	15
Affine S.A.	1,249	—
Westfield Group	167,082	65

Total Rights

(Cost$-)		80

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.0%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$282	$282

Total Short-Term Investment

(Cost $282)		282

Total Investments - 99.2%

(Cost $1,033,140)		992,071
Other Assets less Liabilities - 0.8%		7,749

NET ASSETS - 100.0%		$999,820

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2007, the industry sectors for the Global Real Estate Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Capital Markets	0.2%
Commercial Service & Supply	0.5
Hotels Restaurants & Leisure	0.3
Household Durables	0.1
Healthcare Providers & Services	0.1
Industrial Conglomerates	6.6
Real Estate	0.2
Real Estate Investment Trusts	63.9
Real Estate Management/Development	28.1

Total	100.0%
EQUITY INDEX FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
At June 30, 2007, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
U.S. Dollar	38.9%
Japanese Yen	12.7
Australian Dollar	12.0
Euro	10.2
British Pound	9.4
Hong Kong Dollar	8.6
All other currencies less than 5%	8.2

Total	100.0%
At June 30, 2007, the Global Real Estate Index Fund had outstanding forward foriegn currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
		British
U.S. Dollar	351	Pound	175	7/3/07	$—

		Canadian
U.S. Dollar	393	Dollar	419	7/3/07	—

		Japanese
U.S. Dollar	338	Yen	41,616	7/3/07	—

		New Zealand
U.S. Dollar	7	Dollar	9	7/3/07	—

		Swedish
U.S. Dollar	33	Krona	226	7/3/07	—

		Singapore
U.S. Dollar	151	Dollar	231	7/3/07	—

		Hong Kong
U.S. Dollar	224	Dollar	1,752	7/5/07	—

Total					$—
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,033,140

Gross tax appreciation of investments	$28,222
Gross tax depreciation of investments	(69,291)

Net tax depreciation of investments	$(41,069)

NORTHERN FUNDS QUARTERLY REPORT     6     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8%
Australia - 6.0%
ABC Learning Centres Ltd.	32,918	$193
AGL Energy Ltd.	57,195	736
Alinta Ltd.	55,594	717
Alumina Ltd.	138,362	914
Amcor Ltd.	105,253	667
AMP Ltd.	222,568	1,910
Ansell Ltd.	5,525	57
APN News & Media Ltd.	9,689	48
Aristocrat Leisure Ltd.	44,804	546
Asciano Group *	64,332	552
ASX Ltd.	20,330	839
Australia & New Zealand Banking Group Ltd.	214,820	5,280
AXA Asia Pacific Holdings Ltd.	94,494	595
Babcock & Brown Ltd.	25,119	683
BHP Billiton Ltd.	409,817	12,171
Billabong International Ltd.	11,476	175
BlueScope Steel Ltd.	95,984	841
Boral Ltd.	68,251	507
Brambles Ltd. *	183,295	1,893
Caltex Australia Ltd.	15,266	306
Centro Properties Group	109,709	791
CFS Retail Property Trust	183,099	334
Challenger Financial Services Group Ltd.	4,771	24
Coca-Cola Amatil Ltd.	69,954	566
Cochlear Ltd.	6,748	349
Coles Group Ltd.	135,181	1,847
Commonwealth Bank of Australia	152,138	7,126
Commonwealth Property Office Fund	175,086	249
Computershare Ltd.	68,630	657
CSL Ltd.	22,690	1,693
CSR Ltd.	100,346	296
DB RREEF Trust	307,075	512
Downer EDI Ltd.	26,445	165
Fairfax Media Ltd.	151,461	603
Fortescue Metals Group Ltd. *	7,831	224
Foster’s Group Ltd.	254,369	1,376
Futuris Corp. Ltd.	8,966	21
Goodman Group	163,592	932
Goodman Fielder Ltd.	111,815	230
GPT Group	256,841	1,015
Harvey Norman Holdings Ltd.	64,926	291
Iluka Resources Ltd.	5,578	29
ING Industrial Fund	8,381	17
Insurance Australia Group Ltd.	204,198	987
Investa Property Group	172,891	428
Leighton Holdings Ltd.	16,893	591
Lend Lease Corp. Ltd.	45,018	708
Lion Nathan Ltd.	31,803	250
Macquarie Airports Management Ltd.	36,653	125
Macquarie Bank Ltd.	30,874	2,225
Macquarie Communications Infrastructure Group	35,666	191
Macquarie Infrastructure Group	310,196	947
Macquarie Office Trust	202,135	286
Mirvac Group	119,922	579
Multiplex Group	19,763	82
National Australia Bank Ltd.	188,301	6,548
Newcrest Mining Ltd.	39,701	769
OneSteel Ltd.	44,038	240
Orica Ltd.	38,503	973
Origin Energy Ltd.	99,905	842
Pacific Brands Ltd.	15,776	46
Paladin Resources Ltd. *	28,883	202
PaperlinX Ltd.	10,058	32
Perpetual Ltd.	4,700	313
Publishing & Broadcasting Ltd.	56,404	937
Qantas Airways Ltd.	104,098	494
QBE Insurance Group Ltd.	98,357	2,602
Rinker Group Ltd.	103,689	1,656
Rio Tinto Ltd.	33,880	2,838
Santos Ltd.	76,000	898
Sonic Healthcare Ltd.	33,298	425
Stockland	177,668	1,228
Stockland — New	3,438	25
Suncorp-Metway Ltd.	110,632	1,892
Symbion Health Ltd.	74,475	258
TABCORP Holdings Ltd.	63,197	919
Tattersall’s Ltd.	141,878	565
Telstra Corp. Ltd.	344,087	1,339
Telstra Corp. Ltd. — Installment Receipts	181,572	479
Toll Holdings Ltd.	64,332	790
Transurban Group	133,104	904
Wesfarmers Ltd.	45,233	1,754
Westfield Group	189,383	3,205
Westpac Banking Corp.	215,950	4,698
EQUITY INDEX FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Australia - 6.0% — (continued)
Woodside Petroleum Ltd.	55,248	$2,143
Woolworths Ltd.	142,388	3,259
WorleyParsons Ltd.	20,219	583
Zinifex Ltd.	62,408	996

		101,228

Austria - 0.6%
Andritz A.G.	4,120	273
bwin Interactive Entertainment A.G. *	1,650	55
Erste Bank der Oesterreichischen Sparkassen A.G.	22,130	1,732
Flughafen Wien A.G.	530	53
Immoeast A.G. *	43,400	615
IMMOFINANZ A.G. *	57,704	844
Mayr-Melnhof Karton A.G.	420	96
Meinl European Land Ltd. *	38,088	1,093
OMV A.G.	19,750	1,323
Raiffeisen International Bank Holding A.G.	4,170	664
RHI A.G. *	800	44
Telekom Austria A.G.	44,340	1,110
Verbund — Oesterreichische Elektrizitaetswirtschafts A.G., Class A	9,110	467
Voestalpine A.G.	14,210	1,202
Wiener Staedtische Versicherung A.G.	3,360	240
Wienerberger A.G.	8,280	613

		10,424

Belgium - 1.2%
AGFA-Gevaert N.V.	12,924	335
Barco N.V.	789	73
Bekaert S.A.	1,703	251
Belgacom S.A.	19,676	875
Cofinimmo	718	137
Colruyt S.A.	1,885	395
Compagnie Maritime Belge S.A.	1,010	71
D’ieteren S.A.	176	79
Delhaize Group	9,356	923
Dexia S.A.	61,366	1,928
Euronav N.V.	1,367	50
Fortis	145,132	6,190
Groupe Bruxelles Lambert S.A.	8,545	1,068
InBev N.V.	21,937	1,747
KBC Groep N.V.	21,361	2,892
Mobistar S.A.	3,255	278
Omega Pharma S.A.	2,138	186
Solvay S.A., Class A	7,684	1,215
UCB S.A.	13,320	791
Umicore	2,890	631
		20,115

Bermuda - 0.1%
Frontline Ltd.	6,550	304
SeaDrill Ltd. *	32,800	708

		1,012

Cayman Islands - 0.0%
Belle International Holdings Ltd. *	235,000	259

China - 0.1%
Foxconn International Holdings Ltd. *	248,000	711
Tencent Holdings Ltd.	100,000	403
Tingyi Cayman Islands Holding Corp.	136,000	158

		1,272

Denmark - 0.8%
A.P. Moller — Maersk A/S	130	1,572
Bang & Olufsen A/S, Class B	1,176	141
Carlsberg A/S, Class B	4,200	509
Coloplast A/S, Class B	2,956	241
D/S Torm A/S	1,100	41
Danisco A/S	6,101	457
Danske Bank A/S	53,499	2,199
DSV A/S	23,090	455
East Asiatic Co. Ltd. A/S	1,740	96
FLSmidth & Co. A/S	6,897	544
GN Store Nord *	23,702	280
H. Lundbeck A/S	4,702	120
Jyske Bank (Registered) *	6,888	498
NKT Holding A/S	1,907	190
Novo-Nordisk A/S, Class B	28,183	3,076
Novozymes A/S, Class B	5,382	626
Sydbank A/S	4,897	235
Topdanmark A/S *	2,152	369
TrygVesta A/S	3,524	278
Vestas Wind Systems A/S *	21,463	1,421
William Demant Holding *	3,763	374

		13,722

Finland - 1.6%
Amer Sports OYJ	5,250	130
Cargotec Corp., Class B	4,349	269
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Finland - 1.6% — (continued)
Elisa OYJ, Class A	17,150	469
Fortum OYJ	52,708	1,655
KCI Konecranes OYJ	3,474	146
Kesko OYJ, Class B	8,459	565
Kone OYJ, Class B	9,882	626
Metso OYJ	15,752	934
Neste Oil OYJ	16,046	633
Nokia OYJ	478,482	13,478
Nokian Renkaat OYJ	11,355	400
OKO Bank PLC, Class A	7,680	143
Orion OYJ, Class B	9,541	239
Outokumpu OYJ	14,400	488
Rautaruukki OYJ	10,484	675
Sampo OYJ, Class A	51,441	1,487
Sanoma-WSOY OYJ	7,399	235
Stora Enso OYJ (Registered)	67,320	1,274
TietoEnator OYJ	8,300	269
UPM-Kymmene OYJ	60,874	1,508
Uponor OYJ	6,300	246
Wartsila OYJ, Class B	7,829	518
YIT OYJ	13,900	439

		26,826

France - 9.5%
Accor S.A.	21,140	1,881
Aeroports de Paris	3,716	433
Air France-KLM	14,834	694
Air Liquide	28,539	3,764
Alcatel-Lucent	268,477	3,772
Alstom	12,165	2,045
Atos Origin S.A. *	7,746	486
AXA S.A.	183,636	7,957
BNP Paribas	98,028	11,724
Bouygues	25,298	2,130
Business Objects S.A. *	8,541	338
Cap Gemini S.A.	16,358	1,204
Carrefour S.A.	70,373	4,967
Casino Guichard Perrachon S.A.	4,511	458
Cie de Saint-Gobain	39,011	4,402
Cie Generale d’Optique Essilor International S.A.	11,689	1,398
CNP Assurances	5,134	660
Credit Agricole S.A.	75,220	3,074
Dassault Systemes S.A.	7,412	469
France Telecom S.A.	194,912	5,382
Gaz de France S.A.	21,507	1,091
Gecina S.A.	1,699	285
Groupe Danone	51,302	4,168
Hermes International	7,524	855
Icade	1,447	112
Imerys S.A.	2,766	281
Klepierre	2,900	494
L’Oreal S.A.	29,543	3,511
Lafarge S.A.	17,694	3,243
Lagardere S.C.A.	14,255	1,244
LVMH Moet Hennessy Louis Vuitton S.A.	28,919	3,348
M6-Metropole Television	4,527	148
Michelin Compagnie Generale des Establissements, Class B	17,069	2,399
Neopost S.A.	3,349	492
PagesJaunes Groupe S.A.	13,903	293
Pernod-Ricard S.A.	10,726	2,380
Peugeot S.A.	17,700	1,432
PPR	9,076	1,592
Publicis Groupe	16,854	745
Renault S.A.	21,855	3,526
Safran S.A.	18,349	472
Sanofi-Aventis	119,146	9,693
Schneider Electric S.A.	25,564	3,603
SCOR	9,931	271
Societe BIC S.A.	2,621	194
Societe Des Autoroutes Paris-Rhin-Rhone	2,163	220
Societe Generale	43,180	8,038
Societe Television Francaise 1	12,912	449
Sodexho Alliance S.A.	10,249	737
Suez S.A.	119,700	6,884
Suez S.A. (Strip VVPR) *	8,460	—
Technip S.A.	11,892	987
Thales S.A.	9,953	611
Thomson	26,904	515
Total S.A.	250,782	20,456
Unibail — Rodamco	8,792	2,263
Valeo S.A.	6,840	369
Vallourec	5,609	1,809
Veolia Environment	36,476	2,865
Vinci S.A.	46,988	3,529
EQUITY INDEX FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
France - 9.5% — (continued)
Vivendi	135,694	$5,861
Zodiac S.A.	2,141	165

		158,868

Germany - 7.8%
Adidas A.G.	23,894	1,513
Allianz S.E. (Registered)	52,779	12,401
Altana A.G.	7,989	193
KarstadtQuelle A.G. *	5,818	197
BASF A.G.	58,576	7,710
Bayer A.G.	84,956	6,451
Beiersdorf A.G.	9,810	702
Bilfinger & Berger A.G.	4,676	417
Celesio A.G.	9,719	633
Commerzbank A.G.	73,428	3,527
Continental A.G.	15,266	2,158
DaimlerChrysler A.G. (Registered)	107,679	9,997
Deutsche Bank A.G. (Registered)	60,660	8,852
Deutsche Boerse A.G.	24,054	2,727
Deutsche Lufthansa A.G. (Registered)	26,618	748
Deutsche Post A.G. (Registered)	91,473	2,975
Deutsche Postbank A.G.	8,830	778
Deutsche Telekom A.G. (Registered)	331,755	6,148
Douglas Holding A.G.	3,770	246
E.ON A.G.	72,653	12,223
Fresenius Medical Care A.G. & Co. KGaA	20,769	959
Heidelberger Druckmaschinen	6,784	330
Hochtief A.G.	5,132	561
Hypo Real Estate Holding A.G.	15,135	984
Infineon Technologies A.G. *	88,049	1,467
IVG Immobilien A.G.	9,670	379
Linde A.G.	13,334	1,611
MAN A.G.	13,166	1,903
Merck KGaA	7,405	1,023
Metro A.G.	19,002	1,581
MLP A.G.	4,394	85
Muenchener Rueckversicherungs A.G. (Registered)	25,356	4,674
Premiere A.G. *	6,348	151
Puma A.G. Rudolf Dassler Sport A.G.	1,455	650
Rheinmetall A.G.	4,535	423
RWE A.G.	52,104	5,571
Salzgitter A.G.	4,759	924
SAP A.G.	103,900	5,354
Siemens A.G. (Registered)	99,242	14,316
Solarworld A.G.	5,630	261
Suedzucker A.G.	5,958	133
ThyssenKrupp A.G.	41,998	2,509
TUI A.G. *	24,574	683
Volkswagen A.G.	20,081	3,210
Wincor Nixdorf A.G.	3,410	318

		130,656

Gibraltar - 0.0%
PartyGaming PLC *	84,282	52

Greece - 0.7%
Alpha Bank A.E.	45,948	1,449
Coca Cola Hellenic Bottling Co. S.A.	14,170	652
Cosmote Mobile Telecommunications S.A.	13,790	427
EFG Eurobank Ergasias S.A.	31,341	1,027
Folli-Follie S.A. (Registered)	320	13
Hellenic Exchanges Holding S.A.	3,790	100
Hellenic Petroleum S.A.	12,050	194
Hellenic Technodomiki Tev S.A.	14,160	186
Hellenic Telecommunications Organization S.A.	37,200	1,153
Motor Oil Hellas Corinth Refineries S.A.	2,130	56
National Bank of Greece S.A.	47,480	2,725
OPAP S.A.	26,480	939
Piraeus Bank S.A.	31,032	1,137
Public Power Corp. S.A.	13,610	385
Titan Cement Co. S.A.	6,840	396
Viohalco	11,820	184

		11,023

Hong Kong - 1.6%
ASM Pacific Technology	20,000	145
Bank of East Asia Ltd.	172,973	973
BOC Hong Kong Holdings Ltd.	447,000	1,065
Cathay Pacific Airways Ltd.	156,000	388
Cheung Kong Holdings Ltd.	177,000	2,318
Cheung Kong Infrastructure Holdings Ltd.	45,000	166
CLP Holdings Ltd.	156,000	1,046
Esprit Holdings Ltd	126,000	1,599
Giordano International Ltd.	46,000	23
Hang Lung Properties Ltd.	259,000	893
Hang Seng Bank Ltd.	89,000	1,204
Henderson Land Development Co. Ltd.	112,000	763
NORTHERN FUNDS QUARTERLY REPORT     4     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Hong Kong - 1.6% – (continued)
Hong Kong & China Gas Co. Ltd.	446,900	$942
Hong Kong Electric Holdings Ltd.	168,000	848
Hong Kong Exchanges and Clearing Ltd.	126,000	1,781
Hopewell Holdings Ltd.	87,000	355
Hutchison Telecommunications International Ltd.	169,000	218
Hutchison Whampoa Ltd.	255,000	2,533
Hysan Development Co. Ltd.	73,140	195
Johnson Electric Holdings Ltd.	157,000	87
Kerry Properties Ltd.	55,821	351
Kingboard Chemicals Holdings Ltd.	57,000	262
Li & Fung Ltd.	264,800	953
Link REIT (The)	257,500	570
Melco International Development	45,000	67
MTR Corp.	152,672	362
New World Development Ltd.	288,844	723
Noble Group Ltd.	122,000	137
Orient Overseas International Ltd.	15,700	153
PCCW Ltd.	445,000	274
Shangri-La Asia Ltd.	142,000	343
Sino Land Co.	172,866	360
Sun Hung Kai Properties Ltd.	165,000	1,986
Swire Pacific Ltd., Class A	101,500	1,128
Techtronic Industries Co.	117,000	156
Television Broadcasts Ltd.	32,000	225
Wharf Holdings Ltd.	160,000	639
Wing Hang Bank Ltd.	11,000	122
Yue Yuen Industrial Holdings	90,000	279

		26,632

Ireland - 0.9%
Allied Irish Banks PLC	101,639	2,781
Bank of Ireland	117,062	2,367
C&C Group PLC	41,701	563
CRH PLC	63,475	3,147
DCC PLC	9,296	314
Depfa Bank PLC	39,692	704
Elan Corp. PLC *	57,524	1,254
Experian Group Ltd.	119,738	1,514
Grafton Group PLC *	28,618	412
Greencore Group PLC	3,313	25
Iaws Group PLC	13,646	286
Independent News & Media PLC	65,416	332
Irish Life & Permanent PLC	32,040	811
Kerry Group PLC, Class A	16,717	468
Kingspan Group PLC (Dublin Exchange)	14,636	411
Paddy Power PLC	3,333	104
Ryanair Holdings PLC ADR *	5,370	203

		15,696

Italy - 3.7%
Alleanza Assicurazioni S.p.A.	50,094	656
Arnoldo Mondadori Editore S.p.A.	13,201	130
Assicurazioni Generali S.p.A.	124,105	4,999
Atlantia S.p.A	31,260	1,042
Autogrill S.p.A.	12,161	258
Banca Monte dei Paschi di Siena S.p.A.	120,569	819
Banca Popolare di Milano Scarl	48,767	747
Banco Popolare di Verona e Novara Scrl	61,774	1,784
Bulgari S.p.A.	15,522	250
Capitalia S.p.A.	190,055	1,896
Enel S.p.A.	506,583	5,469
ENI S.p.A.	304,384	11,083
Fiat S.p.A.	84,650	2,529
Finmeccanica S.p.A.	34,145	1,055
Fondiaria-Sai S.p.A.	6,011	292
Intesa Sanpaolo S.p.A.	903,559	6,764
Intesa S.p.A. (RNC)	115,295	810
Italcementi S.p.A.	5,715	177
Lottomatica S.p.A.	6,116	244
Luxottica Group S.p.A.	17,268	673
Mediaset S.p.A.	88,726	919
Mediobanca S.p.A.	59,715	1,363
Mediolanum S.p.A.	26,828	224
Parmalat S.p.A.	164,368	699
Pirelli & C. S.p.A. *	309,841	371
Seat Pagine Gialle S.p.A.	426,520	257
Snam Rete Gas S.p.A.	109,502	650
Telecom Italia S.p.A.	1,257,119	3,454
Telecom Italia S.p.A. (RNC)	712,183	1,584
Terna S.p.A.	133,735	463
UniCredito Italiano S.p.A. (Milan Exchange)	915,292	8,214
Unione di Banche Italiane SCPA	68,040	1,736

		61,611

Japan - 20.6%
77 Bank (The) Ltd.	18,000	117
EQUITY INDEX FUNDS      5     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Japan - 20.6% – (continued)
Access Co. Ltd. *	11	$33
Acom Co. Ltd.	8,120	292
Aderans Co. Ltd.	2,400	51
Advantest Corp.	19,000	829
Aeon Co. Ltd.	74,900	1,394
Aeon Credit Service Co. Ltd.	9,100	144
Aiful Corp.	9,950	286
Aisin Seiki Co Ltd.	22,500	828
Ajinomoto Co., Inc.	72,000	831
Alfresa Holdings Corp.	2,000	140
All Nippon Airways Co. Ltd.	78,000	297
Alps Electric Co. Ltd.	18,600	186
Amada Co. Ltd.	43,000	538
Aoyama Trading Co. Ltd.	7,300	225
Asahi Breweries Ltd.	50,000	776
Asahi Glass Co. Ltd.	111,000	1,501
Asahi Kasei Corp.	140,000	921
Asatsu-DK, Inc.	3,200	108
Asics Corp.	20,000	247
Astellas Pharma, Inc.	63,100	2,748
Autobacs Seven Co. Ltd.	2,400	75
Bank of Kyoto (The) Ltd.	34,000	408
Bank of Yokohama (The) Ltd.	139,000	976
Benesse Corp.	7,400	215
Bridgestone Corp.	72,500	1,555
Canon Marketing Japan, Inc.	9,700	199
Canon, Inc.	124,600	7,319
Casio Computer Co. Ltd.	28,300	442
Central Glass Co Ltd.	12,000	67
Central Japan Railway Co.	186	1,965
Chiba Bank (The) Ltd.	91,000	809
Chiyoda Corp.	17,000	325
Chubu Electric Power Co., Inc.	78,600	2,088
Chugai Pharmaceutical Co. Ltd.	32,800	590
Circle K Sunkus Co. Ltd.	2,000	35
Citizen Holdings Co. Ltd.	40,000	361
Coca-Cola West Holdings Co. Ltd.	4,700	109
COMSYS Holdings Corp.	13,000	151
Credit Saison Co. Ltd.	19,000	496
CSK Holdings Corp.	7,800	275
Dai Nippon Printing Co. Ltd.	73,000	1,091
Daicel Chemical Industries Ltd.	33,000	215
Daido Steel Co. Ltd.	38,000	260
Daiichi Sankyo Co Ltd.	80,900	2,149
Daikin Industries Ltd.	31,200	1,138
Daimaru (The), Inc.	28,000	335
Dainippon Ink & Chemicals, Inc.	73,000	282
Dainippon Screen Manufacturing Co. Ltd.	23,000	174
Daito Trust Construction Co. Ltd.	9,900	472
Daiwa House Industry Co. Ltd.	60,000	859
Daiwa Securities Group, Inc.	158,000	1,686
Denki Kagaku Kogyo KK	60,000	271
Denso Corp.	56,600	2,217
Dentsu, Inc.	235	666
Dowa Mining Co. Ltd.	34,000	363
E*Trade Securities Co. Ltd.	166	177
eAccess Ltd.	14	8
East Japan Railway Co.	400	3,087
Ebara Corp.	46,000	212
EDION Corp.	3,000	39
Eisai Co. Ltd.	29,500	1,289
Electric Power Development Co.	17,900	713
Elpida Memory, Inc. *	11,600	512
FamilyMart Co. Ltd.	7,400	195
Fanuc Ltd.	22,300	2,305
Fast Retailing Co. Ltd.	6,200	442
Fuji Electric Holdings Co. Ltd.	66,000	336
FUJIFILM Holdings Co. Ltd.	57,600	2,579
Fuji Soft, Inc.	1,900	45
Fuji Television Network, Inc.	64	129
Fujikura Ltd.	43,000	320
Fujitsu Ltd.	221,000	1,630
Fukuoka Financial Group, Inc. *	77,000	509
Furukawa Electric (The) Co. Ltd.	77,000	426
Glory Ltd.	6,000	132
Goodwill Group, Inc. (The) *	61	21
Gunma Bank (The) Ltd.	44,000	296
Hachijuni Bank (The) Ltd.	44,523	314
Hakuhodo DY Holdings, Inc.	2,770	183
Hankyu Department Stores	3,000	32
Hankyu Hanshin Holdings, Inc.	146,800	776
Haseko Corp. *	125,000	371
Hikari Tsushin, Inc.	2,200	93
Hino Motors Ltd.	25,000	150
NORTHERN FUNDS QUARTERLY REPORT      6      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
  INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Japan - 20.6% – (continued)
Hirose Electric Co. Ltd.	4,000	$527
Hiroshima Bank (The) Ltd.	57,000	316
Hitachi Chemical Co. Ltd.	13,700	311
Hitachi Construction Machinery Co. Ltd.	12,100	422
Hitachi High-Technologies Corp.	8,000	208
Hitachi Ltd.	396,000	2,815
Hokkaido Electric Power Co., Inc.	18,800	409
Hokuhoku Financial Group, Inc.	146,000	473
Honda Motor Co. Ltd.	182,300	6,665
House Foods Corp.	9,000	138
Hoya Corp.	49,100	1,632
Ibiden Co. Ltd.	15,500	1,002
Idemitsu Kosan Co. Ltd.	3,000	336
Inpex Holdings, Inc.	100	934
Isetan Co. Ltd.	23,500	387
Ishikawajima-Harima Heavy Industries Co. Ltd.	163,000	596
Ito En Ltd.	6,500	214
Itochu Corp.	178,000	2,065
Itochu Techno-Solutions Corp.	3,000	118
Jafco Co. Ltd.	3,600	166
Japan Airlines Corp. *	66,000	124
Japan Petroleum Exploration Co.	1,000	71
Japan Prime Realty Investment Corp.	71	277
Japan Real Estate Investment Corp.	48	565
Japan Retail Fund Investment Corp.	44	383
Japan Steel Works Ltd.	43,000	657
Japan Tobacco, Inc.	530	2,618
JFE Holdings, Inc.	66,200	4,125
JGC Corp.	26,000	488
Joyo Bank (The) Ltd.	82,000	510
JS Group Corp.	32,000	650
JSR Corp.	22,000	532
JTEKT Corp.	23,400	424
Jupiter Telecommunications Co. Ltd. *	247	205
Kajima Corp.	113,000	474
Kamigumi Co. Ltd.	26,000	226
Kaneka Corp.	36,000	302
Kansai Electric Power Co., Inc.	91,000	2,155
Kansai Paint Co. Ltd.	27,000	237
Kao Corp.	61,000	1,581
Kawasaki Heavy Industries Ltd.	162,000	663
Kawasaki Kisen Kaisha Ltd.	64,000	784
KDDI Corp.	286	2,122
Keihin Electric Express Railway Co. Ltd.	51,000	337
Keio Corp.	71,000	473
Keisei Electric Railway Co. Ltd.	29,000	170
Keyence Corp.	4,200	919
Kikkoman Corp.	20,000	298
Kinden Corp.	10,000	87
Kintetsu Corp.	201,000	606
Kirin Holdings Co. Ltd.	92,000	1,378
Kobe Steel Ltd.	312,000	1,186
Kokuyo Co. Ltd.	10,000	117
Komatsu Ltd.	105,700	3,075
Komori Corp.	1,000	23
Konami Corp.	11,400	262
Konica Minolta Holdings, Inc.	57,000	842
Kose Corp.	2,800	79
Kubota Corp.	133,000	1,081
Kuraray Co. Ltd.	42,500	499
Kurita Water Industries Ltd.	14,200	446
Kyocera Corp.	19,000	2,028
Kyowa Hakko Kogyo Co. Ltd.	37,000	350
Kyushu Electric Power Co., Inc.	44,600	1,170
Lawson, Inc.	8,100	280
Leopalace21 Corp.	15,400	527
Mabuchi Motor Co. Ltd.	2,200	135
Makita Corp.	14,000	623
Marubeni Corp.	187,000	1,542
Marui Co. Ltd.	36,400	460
Matsui Securities Co. Ltd.	8,600	77
Matsumotokiyoshi Co. Ltd.	3,300	73
Matsushita Electric Industrial Co. Ltd.	230,000	4,569
Matsushita Electric Works Ltd.	46,000	589
Mediceo Paltac Holdings Co. Ltd.	18,200	279
Meiji Dairies Corp.	32,000	204
Meiji Seika Kaisha Ltd.	34,000	156
Meitec Corp.	3,200	92
Millea Holdings, Inc.	94,000	3,865
Minebea Co. Ltd.	40,000	227
Mitsubishi Chemical Holdings Corp.	138,500	1,274
Mitsubishi Corp.	158,400	4,157
Mitsubishi Electric Corp.	225,000	2,088
Mitsubishi Estate Co. Ltd.	138,000	3,756
EQUITY INDEX FUNDS      7     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Japan - 20.6% – (continued)
Mitsubishi Gas Chemical Co., Inc.	49,000	$449
Mitsubishi Heavy Industries Ltd.	378,000	2,429
Mitsubishi Logistics Corp.	6,000	99
Mitsubishi Materials Corp.	135,000	738
Mitsubishi Rayon Co. Ltd.	68,000	486
Mitsubishi UFJ Financial Group, Inc.	941	10,398
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	45
Mitsubishi UFJ Securities Co.	32,000	360
Mitsui & Co. Ltd.	183,000	3,650
Mitsui Chemicals, Inc.	78,000	594
Mitsui Engineering & Shipbuilding Co. Ltd.	88,000	471
Mitsui Fudosan Co. Ltd.	99,000	2,783
Mitsui Mining & Smelting Co. Ltd.	69,000	323
Mitsui O.S.K. Lines Ltd.	129,000	1,755
Mitsui Sumitomo Insurance Co. Ltd.	143,000	1,838
Mitsui Trust Holdings, Inc.	76,000	663
Mitsukoshi Ltd.	45,000	226
Mitsumi Electric Co. Ltd.	2,400	86
Mizuho Financial Group, Inc.	1,109	7,686
Murata Manufacturing Co. Ltd.	24,900	1,879
Namco Bandai Holdings, Inc.	25,800	408
NEC Corp.	239,000	1,239
NEC Electronics Corp. *	2,800	74
NGK Insulators Ltd.	33,000	812
NGK Spark Plug Co. Ltd.	22,000	383
NHK Spring Co. Ltd.	17,000	164
Nichirei Corp.	28,000	144
Nidec Corp.	12,800	753
Nikko Cordial Corp.	47,200	618
Nikon Corp.	35,000	978
Nintendo Co. Ltd.	11,600	4,251
Nippon Building Fund, Inc.	54	750
Nippon Electric Glass Co. Ltd.	41,500	733
Nippon Express Co. Ltd.	97,000	552
Nippon Meat Packers, Inc.	22,000	266
Nippon Mining Holdings, Inc.	106,000	1,018
Nippon Oil Corp.	149,000	1,387
Nippon Paper Group, Inc.	105	350
Nippon Sheet Glass Co. Ltd.	77,000	352
Nippon Shokubai Co. Ltd.	3,000	27
Nippon Steel Corp.	678,000	4,782
Nippon Telegraph & Telephone Corp.	598	2,658
Nippon Yusen Kabushiki Kaisha	130,000	1,195
Nishi-Nippon City Bank (The) Ltd.	67,000	246
Nissan Chemical Industries Ltd.	18,000	212
Nissan Motor Co. Ltd.	266,000	2,855
Nisshin Seifun Group, Inc.	25,000	248
Nisshin Steel Co. Ltd.	97,000	444
Nisshinbo Industries, Inc.	17,000	238
Nissin Food Products Co. Ltd.	10,400	349
Nitori Co Ltd.	4,400	220
Nitto Denko Corp.	19,900	1,006
NOK Corp.	14,600	308
Nomura Holdings, Inc.	207,400	4,044
Nomura Real Estate Holdings, Inc.	7,000	228
Nomura Real Estate Office Fund, Inc.	28	303
Nomura Research Institute Ltd.	14,100	416
NSK Ltd.	51,000	529
NTN Corp.	48,000	415
NTT Data Corp.	149	708
NTT DoCoMo, Inc.	1,927	3,053
NTT Urban Development Corp.	135	262
Obayashi Corp.	78,000	426
Obic Co. Ltd.	970	192
Odakyu Electric Railway Co. Ltd.	73,000	451
OJI Paper Co. Ltd.	104,000	506
Oki Electric Industry Co. Ltd. *	50,000	93
Okuma Corp.	18,000	285
Okumura Corp.	13,000	67
Olympus Corp.	27,000	1,055
Omron Corp.	25,700	677
Onward Kashiyama Co. Ltd.	16,000	204
Oracle Corp. Japan	4,700	208
Oriental Land Co. Ltd.	6,100	319
ORIX Corp.	10,680	2,816
Osaka Gas Co. Ltd.	224,000	834
Otsuka Corp.	1,900	181
Park24 Co. Ltd.	9,400	95
Pioneer Corp.	17,400	237
Promise Co. Ltd.	9,600	296
QP Corp.	5,000	48
Rakuten, Inc.	854	288
Resona Holdings, Inc.	665	1,594
Ricoh Co. Ltd.	78,000	1,806
NORTHERN FUNDS QUARTERLY REPORT      8     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Japan - 20.6% – (continued)
Rohm Co. Ltd.	11,900	$1,059
Round One Corp.	17	31
Ryohin Keikaku Co. Ltd.	2,800	174
Sanken Electric Co. Ltd.	10,000	97
Sankyo Co. Ltd.	5,800	245
Santen Pharmaceutical Co. Ltd.	6,000	146
Sanwa Shutter Corp.	18,000	104
Sanyo Electric Co. Ltd. *	178,000	292
Sapporo Hokuyo Holdings, Inc.	31	343
Sapporo Holdings Ltd.	31,000	197
SBI Holdings, Inc.	1,163	370
Secom Co. Ltd.	24,700	1,166
Sega Sammy Holdings, Inc.	23,400	379
Seiko Epson Corp.	15,800	458
Seino Holdings Corp.	12,000	114
Sekisui Chemical Co. Ltd.	58,000	449
Sekisui House Ltd.	59,000	789
Seven & I Holdings Co. Ltd.	96,900	2,771
Sharp Corp.	118,000	2,243
Shimachu Co. Ltd.	4,900	132
Shimamura Co. Ltd.	2,800	299
Shimano, Inc.	8,700	299
Shimizu Corp.	71,000	412
Shin-Etsu Chemical Co. Ltd.	48,200	3,450
Shinko Electric Industries	4,700	102
Shinko Securities Co. Ltd.	67,000	347
Shinsei Bank Ltd.	170,000	688
Shionogi & Co. Ltd.	35,000	572
Shiseido Co. Ltd.	40,000	855
Shizuoka Bank (The) Ltd.	67,000	680
Showa Denko K.K.	139,000	504
Showa Shell Sekiyu K.K.	22,700	282
SMC Corp. of Japan	6,800	906
Softbank Corp.	87,500	1,891
Sojitz Corp.	118,900	533
Sompo Japan Insurance, Inc.	95,000	1,165
Sony Corp.	117,200	6,028
Stanley Electric Co. Ltd.	18,800	409
Sumco Corp.	13,700	689
Sumitomo Bakelite Co. Ltd.	22,000	154
Sumitomo Chemical Co. Ltd.	185,000	1,245
Sumitomo Corp.	126,000	2,303
Sumitomo Electric Industries Ltd.	86,200	1,286
Sumitomo Heavy Industries Ltd.	68,000	772
Sumitomo Metal Industries Ltd.	481,000	2,837
Sumitomo Metal Mining Co. Ltd.	64,000	1,391
Sumitomo Mitsui Financial Group, Inc.	768	7,176
Sumitomo Realty & Development Co. Ltd.	45,000	1,470
Sumitomo Rubber Industries, Inc.	18,800	225
Sumitomo Titanium Corp.	2,100	197
Sumitomo Trust & Banking (The) Co. Ltd.	147,000	1,403
Suruga Bank (The) Ltd.	15,000	189
Suzuken Co. Ltd.	8,100	253
T&D Holdings, Inc.	23,000	1,557
Taiheiyo Cement Corp.	105,000	466
Taisei Corp.	113,000	383
Taisho Pharmaceutical Co. Ltd.	18,000	358
Taiyo Nippon Sanso Corp.	31,000	240
Taiyo Yuden Co. Ltd.	10,000	232
Takara Holdings, Inc.	19,000	127
Takashimaya Co. Ltd.	37,000	468
Takeda Pharmaceutical Co. Ltd.	98,800	6,390
Takefuji Corp.	13,260	446
Tanabe Seiyaku Co Ltd.	25,000	298
TDK Corp.	14,800	1,433
Teijin Ltd.	100,000	548
Terumo Corp.	19,800	766
THK Co. Ltd.	15,800	397
TIS, Inc.	4,100	94
Tobu Railway Co. Ltd.	99,000	448
Toho Co. Ltd. of Tokyo	14,800	268
Tohoku Electric Power Co., Inc.	48,600	1,092
Tokai Rika Co. Ltd.	3,000	82
Tokuyama Corp.	27,000	352
Tokyo Broadcasting System, Inc.	2,000	61
Tokyo Electric Power Co., Inc.	142,600	4,588
Tokyo Electron Ltd.	20,100	1,483
Tokyo Gas Co. Ltd.	260,000	1,234
Tokyo Seimitsu Co. Ltd.	4,600	178
Tokyo Steel Manufacturing Co. Ltd.	13,700	215
Tokyo Tatemono Co. Ltd.	35,000	437
Tokyu Corp.	127,000	850
Tokyu Land Corp.	52,000	555
TonenGeneral Sekiyu K.K.	37,000	362
EQUITY INDEX FUNDS      9     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% — CONTINUED
Japan - 20.6% – (continued)
Toppan Printing Co. Ltd.	68,000	$732
Toray Industries, Inc.	157,000	1,162
Toshiba Corp.	360,000	3,144
Tosoh Corp.	56,000	312
Toto Ltd.	32,000	277
Toyo Seikan Kaisha Ltd.	20,000	387
Toyo Suisan Kaisha Ltd.	9,000	162
Toyobo Co. Ltd.	67,000	192
Toyoda Gosei Co. Ltd.	7,100	201
Toyota Industries Corp.	21,200	987
Toyota Motor Corp.	315,300	19,982
Toyota Tsusho Corp.	25,700	595
Trend Micro, Inc.	12,000	388
Ube Industries Ltd. of Japan	109,000	337
Uni-Charm Corp.	5,400	307
UNY Co. Ltd.	24,000	285
Ushio, Inc.	14,400	320
USS Co. Ltd.	2,950	188
Wacoal Holdings Corp.	9,000	111
West Japan Railway Co.	205	956
Yahoo! Japan Corp.	1,768	601
Yakult Honsha Co. Ltd.	12,800	324
Yamada Denki Co. Ltd.	10,200	1,067
Yamaha Corp.	22,100	460
Yamaha Motor Co. Ltd.	22,600	657
Yamato Holdings Co. Ltd.	47,000	666
Yamazaki Baking Co. Ltd.	5,000	43
Yaskawa Electric Corp.	21,000	240
Yokogawa Electric Corp.	26,800	360
Zeon Corp.	20,000	213

		345,006

Luxembourg - 0.0%
Oriflame Cosmetics S.A. SDR	3,700	174
Netherlands - 5.7%
ABN AMRO Holding N.V.	212,139	9,777
Aegon N.V.	170,068	3,370
Akzo Nobel N.V.	32,269	2,794
Arcelor Mittal	106,297	6,701
ASML Holding N.V. *	55,684	1,545
Corporate Express	9,280	143
Corio N.V.	4,947	390
European Aeronautic Defence & Space Co. N.V.	39,497	1,289
Fugro N.V. — CVA	5,991	382
Hagemeyer N.V.	45,629	237
Heineken N.V.	28,565	1,682
ING Groep N.V. — CVA	216,908	9,627
James Hardie Industries N.V.	52,064	385
Koninklijke Ahold N.V. *	184,854	2,334
Koninklijke DSM N.V.	16,457	814
Koninklijke Philips Electronics N.V.	134,213	5,733
OCE N.V.	5,837	114
Qiagen N.V. *	13,987	252
Randstad Holdings N.V.	6,202	494
Reed Elsevier N.V.	85,697	1,640
Royal Dutch Shell PLC, Class A	427,064	17,442
Royal Dutch Shell PLC, Class B	319,876	13,379
Royal KPN N.V.	227,609	3,796
Royal Numico N.V.	19,835	1,034
SBM Offshore N.V.	16,070	616
TNT N.V.	52,041	2,355
Unilever N.V. — CVA	197,511	6,165
Vedior N.V. — CVA	21,492	646
Wereldhave N.V.	1,852	259
Wolters Kluwer N.V.	33,827	1,037

		96,432

New Zealand - 0.1%
Auckland International Airport Ltd.	113,851	288
Contact Energy Ltd.	36,081	251
Fisher & Paykel Appliances Holdings Ltd.	29,635	79
Fisher & Paykel Healthcare Corp.	53,015	138
Fletcher Building Ltd.	61,098	582
Kiwi Income Property Trust	75,449	96
Sky City Entertainment Group Ltd.	46,176	181
Sky Network Television Ltd.	22,190	96
Telecom Corp. of New Zealand Ltd.	235,299	832
Vector Ltd.	24,079	50

		2,593

Norway - 0.9%
Aker Kvaerner ASA	20,250	515
DNB Nor ASA	85,600	1,106
Marine Harvest *	307,850	335
Norsk Hydro ASA	83,100	3,213
Norske Skogindustrier ASA	18,771	271
NORTHERN FUNDS QUARTERLY REPORT      10     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
  INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% – CONTINUED
Norway - 0.9% – (continued)
Orkla ASA	99,750	$1,895
Petroleum Geo-Services ASA *	21,450	536
ProSafe ASA	21,950	352
Renewable Energy Corp. A/S *	20,600	804
Schibsted ASA	3,850	176
Statoil ASA	75,700	2,356
Storebrand ASA	26,650	416
Tandberg ASA	12,050	271
Telenor ASA *	100,100	1,965
TGS Nopec Geophysical Co. ASA *	14,000	287
Tomra Systems ASA	22,050	194
Yara International ASA	22,950	693

		15,385

Portugal - 0.4%
Banco BPI S.A. (Registered)	24,618	219
Banco Comercial Portugues S.A. (Registered)	259,928	1,457
Banco Espirito Santo S.A. (Registered)	27,015	603
Brisa-Auto Estradas de Portugal S.A.	35,602	480
Cimpor Cimentos de Portugal S.A.	23,050	218
Energias de Portugal S.A.	245,013	1,356
Jeronimo Martins SGPS S.A.	11,165	66
Portugal Telecom, SGPS, S.A. (Registered)	94,636	1,310
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	8,050	130
Sonae Industria SGPS S.A. *	5,252	76
Sonae SGPS S.A.	92,494	263

		6,178

Singapore - 1.0%
Ascendas Real Estate Investment Trust	135,200	260
CapitaCommercial Trust	110,000	211
CapitaLand Ltd.	188,000	995
CapitaMall Trust	152,000	419
Chartered Semiconductor Manufacturing Ltd. *	115,000	101
City Developments Ltd.	59,000	667
ComfortDelgro Corp. Ltd.	251,000	358
Cosco Corp. Singapore Ltd.	87,000	213
DBS Group Holdings Ltd.	136,000	2,026
Fraser and Neave Ltd.	110,000	392
Jardine Cycle & Carriage Ltd.	12,283	126
Keppel Corp. Ltd.	137,000	1,119
Keppel Land Ltd.	46,000	263
Neptune Orient Lines Ltd.	53,000	184
Olam International Ltd.	66,000	133
Oversea-Chinese Banking Corp.	287,400	1,718
Parkway Holdings Ltd.	64,050	167
SembCorp Industries Ltd.	101,600	378
SembCorp Marine Ltd.	61,000	195
Singapore Airlines Ltd.	66,000	811
Singapore Exchange Ltd.	100,000	640
Singapore Land Ltd.	6,000	45
Singapore Post Ltd.	138,000	115
Singapore Press Holdings Ltd.	177,000	537
Singapore Technologies Engineering Ltd.	176,000	414
Singapore Telecommunications Ltd.	945,600	2,101
Suntec Real Estate Investment Trust	113,000	143
United Overseas Bank Ltd.	145,000	2,084
UOL Group Ltd.	66,700	253
Venture Corp. Ltd.	27,000	277
Want Want Holdings Ltd.	50,000	115
Wing Tai Holdings Ltd.	12,000	31

		17,491

Spain - 3.9%
Abertis Infraestructuras S.A.	27,611	861
Acciona S.A.	3,516	963
Acerinox S.A.	20,688	508
ACS Actividades Cons y Serv	25,179	1,613
Altadis S.A.	30,208	2,012
Antena 3 de Television S.A. *	8,862	185
Banco Bilbao Vizcaya Argentaria S.A.	415,582	10,238
Banco Popular Espanol S.A.	95,437	1,785
Banco Santander Central Hispano S.A.	730,616	13,539
Cintra Concesiones de Infraestructuras de Transporte S.A.	23,049	368
Mapfre S.A.	64,082	319
Ebro Puleva S.A.	6,195	134
Endesa S.A.	75,047	4,085
Fomento de Construcciones y Contratas S.A.	5,026	455
Gamesa Corp. Tecnologica S.A.	18,642	681
Gas Natural SDG S.A.	19,016	1,162
Gestevision Telecinco S.A.	12,913	368
Grupo Ferrovial S.A.	7,825	774
Iberdrola S.A.	101,145	5,686
Iberia (Lineas Aereas de Espana)	39,853	200
EQUITY INDEX FUNDS      11     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% – CONTINUED
Spain - 3.9% – (continued)
Inditex S.A.	25,541	$1,513
Indra Sistemas S.A.	14,331	359
Promotora de Informaciones S.A. (Prisa)	6,248	138
Repsol YPF S.A.	92,477	3,661
Sacyr Vallehermoso S.A.	11,180	541
Sociedad General de Aguas de Barcelona S.A., Class A	3,665	135
Sociedad General de Aguas de Barcelona S.A.* — New	22	1
Sogecable S.A. *	4,542	191
Telefonica S.A.	521,486	11,675
Union Fenosa S.A.	11,684	627
Zardoya Otis S.A.	9,330	367
Zeltia S.A. *	10,140	96

		65,240

Sweden - 2.5%
Alfa Laval AB	10,300	625
Assa Abloy AB, Class B	38,200	846
Atlas Copco AB, Class A	79,200	1,332
Atlas Copco AB, Class B	48,600	767
Axfood AB	1,900	68
Billerud AB	1,200	18
Boliden AB	34,400	718
Castellum AB	17,200	208
D Carnegie AB	4,700	83
Electrolux AB, Class B	30,700	732
Elekta AB, Class B	9,400	164
Eniro AB	20,900	267
Fabege AB	18,600	205
Getinge AB, Class B	20,000	434
Hennes & Mauritz AB, Class B	55,900	3,323
Hoganas AB, Class B	2,700	80
Holmen AB, Class B	5,800	246
Husqvarna AB, Class B	32,200	459
Kungsleden AB	14,300	179
Lundin Petroleum AB *	25,100	251
Modern Times Group AB, Class B	6,400	415
Nobia AB	13,200	165
Nordea Bank AB	243,900	3,834
OMX AB	10,400	312
Sandvik AB	110,727	2,251
SAS AB *	6,500	151
Scania AB, Class B	42,800	1,051
Securitas AB, Class B	37,234	593
Securitas Direct AB, Class B *	31,900	86
Securitas Systems AB, Class B	31,900	109
Skandinaviska Enskilda Banken AB, Class A	54,280	1,762
Skanska AB, Class B	44,200	953
SKF AB, B Shares	49,200	1,040
Ssab Svenskt Stal AB, Class A	17,600	727
Ssab Svenskt Stal AB, Class B	8,250	316
Svenska Cellulosa AB, Class B	67,900	1,142
Svenska Handelsbanken AB, Class A	58,885	1,657
Swedish Match AB	34,700	672
Tele2 AB, Class B	37,300	612
Telefonaktiebolaget LM Ericsson, Class B	1,733,800	6,962
TeliaSonera AB	262,391	1,938
Trelleborg AB, Class B	4,700	130
Volvo AB, Class A	56,200	1,159
Volvo AB, Class B	128,600	2,576
Wihlborgs Fastigheter AB	1,440	26

		41,644

Switzerland - 6.8%
ABB Ltd. (Registered)	243,523	5,544
Adecco S.A. (Registered)	15,521	1,207
Ciba Specialty Chemicals A.G. (Registered)	7,741	505
Clariant A.G. (Registered) *	24,793	404
Compagnie Financiere Richemont A.G., Class A (Bearer)	61,394	3,695
Credit Suisse Group (Registered)	127,619	9,128
Geberit A.G. (Registered)	4,557	780
Givaudan S.A. (Registered)	786	779
Holcim Ltd. (Registered)	23,373	2,542
Kudelski S.A. (Bearer)	2,130	75
Kuehne & Nagel International A.G. (Registered)	6,326	584
Kuoni Reisen Holding A.G. (Registered)	229	138
Logitech International S.A. (Registered) *	19,582	525
Lonza Group A.G. (Registered)	4,750	438
Nestle S.A. (Registered)	46,703	17,821
Nobel Biocare Holding A.G. (Bearer)	2,832	929
Novartis A.G. (Registered)	270,435	15,280
OC Oerlikon Corp. A.G. (Registered) *	668	356
Phonak Holding A.G. (Registered)	5,468	493
PSP Swiss Property A.G. (Registered) *	4,573	257
Rieter Holding A.G. (Registered)	415	218
NORTHERN FUNDS QUARTERLY REPORT      12     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% – CONTINUED
Switzerland - 6.8% – (continued)
Roche Holding A.G. (Genusschein)	81,678	$14,540
Schindler Holding A.G.	5,559	371
SGS S.A. (Registered)	570	678
STMicroelectronics N.V.	80,523	1,564
Straumann Holding A.G. (Registered)	697	196
Sulzer A.G. (Registered)	366	475
Swatch Group A.G. (Bearer)	3,787	1,082
Swatch Group A.G. (Registered)	4,910	279
Swiss Life Holding (Registered)	3,700	982
Swiss Reinsurance (Registered)	41,812	3,831
Swisscom A.G. (Registered)	2,714	931
Syngenta A.G. (Registered)	12,318	2,413
Synthes, Inc.	6,770	814
UBS A.G. (Registered)	232,499	14,012
Xstrata PLC	70,691	4,240
Zurich Financial Services A.G. (Registered)	16,954	5,265

		113,371

United Kingdom - 20.3%
3I Group PLC	52,892	1,237
Acergy S.A.	22,800	518
Aegis Group PLC	90,919	251
Aggreko PLC	28,042	323
Amec PLC	39,479	467
Anglo American PLC	172,122	10,178
ARM Holdings PLC	153,951	453
Arriva PLC	22,412	311
AstraZeneca PLC	176,738	9,521
Aviva PLC	310,787	4,640
BAE Systems PLC	393,992	3,204
Balfour Beatty PLC	49,298	439
Barclays PLC	757,688	10,589
Barratt Developments PLC	34,485	688
BBA Aviation PLC	42,547	233
Bellway PLC	12,326	312
Berkeley Group Holdings PLC *	10,745	384
BG Group PLC	394,092	6,501
BHP Billiton PLC	283,934	7,925
Biffa PLC	34,839	190
Bovis Homes Group PLC	11,970	215
BP PLC	2,263,477	27,405
British Airways PLC *	65,339	549
British American Tobacco PLC	178,731	6,094
British Energy Group PLC	117,260	1,274
British Land Co. PLC	60,882	1,638
British Sky Broadcasting PLC	131,071	1,684
Brixton PLC	29,855	263
BT Group PLC	957,877	6,395
Bunzl PLC	37,109	518
Burberry Group PLC	50,491	696
Cable & Wireless PLC	268,204	1,047
Cadbury Schweppes PLC	242,738	3,314
Capita Group PLC	73,122	1,066
Carnival PLC	21,761	1,042
Carphone Warehouse Group PLC	49,180	326
Cattles PLC	45,207	356
Centrica PLC	421,823	3,291
Charter PLC *	20,477	454
Close Brothers Group PLC	13,261	229
Cobham PLC	130,983	535
Compass Group PLC	235,884	1,638
Cookson Group PLC	19,828	282
CSR PLC *	12,382	195
Daily Mail & General Trust, Class A	31,695	487
Davis Service Group PLC	15,886	199
De La Rue PLC	16,220	254
Diageo PLC	321,414	6,692
DSG International PLC	217,165	692
Electrocomponents PLC	48,718	259
Emap PLC	23,538	389
EMI Group PLC	85,577	461
Enterprise Inns PLC	66,188	916
First Choice Holidays PLC	52,392	336
FirstGroup PLC	51,630	693
FKI PLC	53,448	136
Friends Provident PLC	198,549	714
Galiform PLC *	56,332	154
GKN PLC	83,765	670
GlaxoSmithKline PLC	671,532	17,596
Great Portland Estates PLC	16,315	217
G4S PLC	136,741	581
Hammerson PLC	33,908	976
Hanson PLC	81,089	1,755
Hays PLC	174,773	601
HBOS PLC	435,905	8,626
EQUITY INDEX FUNDS      13     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% – CONTINUED
United Kingdom - 20.3% – (continued)
Home Retail Group	102,601	$946
HSBC Holdings PLC	1,357,071	24,933
ICAP PLC	62,666	622
IMI PLC	36,858	441
Imperial Chemical Industries PLC	137,507	1,717
Imperial Tobacco Group PLC	78,278	3,626
Inchcape PLC	49,530	498
Intercontinental Hotels Group PLC	35,147	878
International Power PLC	197,703	1,705
Intertek Group PLC	18,406	364
Invensys PLC *	94,997	731
Investec PLC	38,566	498
Invesco PLC	93,478	1,213
ITV PLC	460,082	1,055
Johnson Matthey PLC	24,357	827
Kelda Group PLC	30,090	569
Kelda Group PLC, Class B	39,118	165
Kesa Electricals PLC	62,459	395
Kingfisher PLC	274,560	1,249
Ladbrokes PLC	67,883	590
Land Securities Group PLC	54,743	1,916
Legal & General Group PLC	758,453	2,286
Liberty International PLC	30,561	703
Lloyds TSB Group PLC	652,232	7,281
LogicaCMG PLC	168,139	512
London Stock Exchange Group PLC	17,883	487
Man Group PLC	212,631	2,600
Marks & Spencer Group PLC	196,675	2,480
Meggitt PLC	80,662	499
Michael Page International PLC	38,465	406
Michells & Butlers PLC	46,827	827
Misys PLC	50,315	237
National Express Group PLC	15,984	343
National Grid PLC	311,900	4,622
Next PLC	26,786	1,081
Old Mutual PLC	595,332	2,019
Pearson PLC	92,695	1,569
Persimmon PLC	32,591	758
Premier Farnell PLC	35,671	143
Provident Financial PLC	29,908	422
Prudential PLC	281,749	4,039
Punch Taverns PLC	31,659	782
Rank Group PLC	49,456	185
Reckitt Benckiser PLC	71,575	3,931
Reed Elsevier PLC	148,082	1,922
Rentokil Initial PLC	214,537	691
Resolution PLC	79,881	1,004
Reuters Group PLC	160,542	1,995
Rexam PLC	76,908	770
Rio Tinto PLC	117,180	9,004
Rolls-Royce Group PLC *	209,701	2,267
Rolls-Royce Group PLC, Class B	11,282,750	23
Royal & Sun Alliance Insurance Group PLC	368,834	1,078
Royal Bank of Scotland Group PLC	1,096,724	13,939
SABMiller PLC	104,530	2,657
Sage Group PLC	156,083	735
Sainsbury (J.) PLC	176,591	2,072
Schroders PLC	14,039	361
Scottish & Newcastle PLC	88,702	1,141
Scottish & Southern Energy PLC	99,710	2,901
Segro Estates PLC	54,101	679
Serco Group PLC	57,233	519
Severn Trent PLC	25,806	717
Signet Group PLC	197,982	413
Smith & Nephew PLC	110,751	1,377
Smiths Group PLC	44,794	1,066
SSL International PLC	17,784	156
Stagecoach Group PLC	50,847	187
Standard Life PLC	239,395	1,587
Stolt-Nielsen S.A.	3,100	103
Tate & Lyle PLC	52,235	595
Taylor Woodrow PLC	68,053	493
Tesco PLC	932,335	7,834
Thomas Cook Group PLC *	50,760	330
Tomkins PLC	96,650	505
Travis Perkins PLC	13,997	534
Trinity Mirror PLC	30,240	321
Tullet Prebon PLC	19,798	178
Unilever PLC	151,152	4,901
United Business Media PLC	26,689	426
United Utilities PLC	102,694	1,463
Vodafone Group PLC	6,176,541	20,810
Whitbread PLC	22,246	790
William Hill PLC	38,599	477
NORTHERN FUNDS QUARTERLY REPORT      14     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
  INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.8% – CONTINUED
United Kingdom - 20.3% – (continued)
Wimpey (George) PLC	46,357	$468
Wolseley PLC	76,744	1,852
WPP Group PLC	137,347	2,064
Yell Group PLC	92,705	860

		339,689

Total Common Stocks

(Cost $1,215,506)		1,622,599

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Henkel KGaA	20,793	1,100
Porsche A.G.	994	1,779
ProSieben SAT.1 Media A.G.	10,433	414
RWE A.G.	3,658	367
Volkswagen A.G.	12,633	1,319

		4,979

Italy - 0.0%
Unipol S.p.A.	109,013	375

Total Preferred Stocks

(Cost $3,050)		5,354

RIGHTS - 0.0%
New World Development	1,587	—
Unipol S.p.A.	109,013	—
Veolia Environnement	35,805	41
Westfield Group	16,468	6
Zardoya Otis S.A.	5,571	21

Total Rights

(Cost $-)		68

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%
Dowa Holding Co. Ltd.,Exp. 1/29/10, Strike 1.00 Yen*	30,000	—

Total Warrants

(Cost $-)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 3.0%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$50,836	$50,836

Total Short-Term Investment

(Cost $50,836)		50,836

Total Investments - 100.1%

(Cost $1,269,392)		1,678,857
Liabilities less Other Assets — (0.1)%		(1,822)
NET ASSETS - 100.0%		$1,677,035

*	Non-Income Producing Security Percentages shown are based on Net Assets.
At June 30, 2007, the International Equity Index Fund had open futures contract as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN (LOSS)
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
DJ Euro Stoxx 50	380	$17,157	Long	9/07	$470
FTSE 100 Index	87	5,775	Long	9/07	101
Hang Seng Index	10	10,938	Long	7/07	—
SPI 200	25	3,923	Long	9/07	(68)
TOPIX Index	73	1,295,750	Long	9/07	(5)

Total					$498
EQUITY INDEX FUNDS      15     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
At June 30, 2007, the International Equity Index Fund’s investments were diversified as follows:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	7.8
Energy	7.5
Financials	28.8
Health Care	6.3
Industrials	12.1
Information Technology	5.5
Materials	9.6
Telecommunication Services	5.4
Utilities	5.3
Total	100.0%
At June 30, 2007, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	PERCENTAGE
Euro	35.5%
British Pound	23.1
Japanese Yen	21.1
Swiss Franc	6.6
Australian Dollar	6.2
All other currencies less than 5%	7.5
Total	100.0%
At June 30, 2007, the International Equity Index Fund had outstanding foreign currency contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
		Australian
U.S. Dollar	1,609	Dollar	1,900	7/2/07	$2
		British
U.S. Dollar	5,606	Pound	2,800	7/2/07	16
		Danish
U.S. Dollar	36	Krone	200	7/2/07	—
U.S. Dollar	8,081	Euro	6,000	7/2/07	41
		Japanese
U.S. Dollar	5,347	Yen	658,000	7/2/07	—
		Norwegian
U.S. Dollar	254	Krone	1,500	7/2/07	—
		Singapore
U.S. Dollar	261	Dollar	400	7/2/07	—
		Swedish
U.S. Dollar	146	Krona	1,000	7/2/07	—
		Swiss
U.S. Dollar	1,628	Franc	2,000	7/2/07	10
		Hong Kong
U.S. Dollar	397	Dollar	3,100	7/3/07	—
Australian Dollar	1,900	U.S. Dollar	1,605	9/19/07	(2)
British Pound	2,800	U.S. Dollar	5,600	9/19/07	(16)
Euro	6,000	U.S. Dollar	8,101	9/19/07	(41)
Hong Kong Dollar	3,100	U.S. Dollar	397	9/19/07	—
Japanese Yen	658,000	U.S. Dollar	5,401	9/19/07	—
		Australian
U.S. Dollar	2,000	Dollar	2,385	9/19/07	17
		Australian
U.S. Dollar	800	Dollar	949	9/19/07	2
		Australian
U.S. Dollar	630	Dollar	744	9/19/07	—
		British
U.S. Dollar	8,220	Pound	4,163	9/19/07	130
		British
U.S. Dollar	1,000	Pound	502	9/19/07	7
		British
U.S. Dollar	780	Pound	392	9/19/07	6
		British
U.S. Dollar	440	Pound	220	9/19/07	2
U.S. Dollar	16,900	Euro	12,598	9/19/07	198
U.S. Dollar	2,700	Euro	2,006	9/19/07	23
U.S. Dollar	1,020	Euro	759	9/19/07	10
NORTHERN FUNDS QUARTERLY REPORT      16     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
U.S. Dollar	1,270	Euro	941	9/19/07	7
		Hong Kong
U.S. Dollar	1,300	Dollar	10,142	9/19/07	—
		Japanese
U.S. Dollar	9,700	Yen	1,184,091	9/19/07	21
		Japanese
U.S. Dollar	700	Yen	85,543	9/19/07	2
		Japanese
U.S. Dollar	600	Yen	73,351	9/19/07	2
		Japanese
U.S. Dollar	410	Yen	50,259	9/19/07	3

Total					$440
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,269,392
Gross tax appreciation of investments	$421,311
Gross tax depreciation of investments	(11,846)

Net tax appreciation of investments	$409,465

EQUITY INDEX FUNDS      17     NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  MID CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8%
Advertising - 0.2%
Catalina Marketing Corp.	10,900	$343
Harte-Hanks, Inc.	12,300	316

		659

Aerospace/Defense - 0.5%
Alliant Techsystems, Inc. *	9,989	990
DRS Technologies, Inc.	11,400	653
Sequa Corp., Class A *	1,800	202

		1,845

Agriculture - 0.1%
Universal Corp. of Virginia	8,100	493
Airlines - 0.3%
Airtran Holdings, Inc. *	27,100	296
Alaska Air Group, Inc. *	12,100	337
JetBlue Airways Corp. *	50,850	598

		1,231

Apparel - 0.6%
Hanesbrands, Inc. *	28,700	776
Phillips-Van Heusen Corp.	16,100	975
Timberland (The) Co., Class A *	14,300	360

		2,111

Auto Manufacturers - 0.4%
Oshkosh Truck Corp.	22,100	1,391
Auto Parts & Equipment - 0.8%
ArvinMeritor, Inc.	21,000	466
BorgWarner, Inc.	16,900	1,454
Lear Corp. *	21,100	752
Modine Manufacturing Co.	8,800	199

		2,871

Banks – 2.8%
Associated Banc-Corp.	35,282	1,154
Bank of Hawaii Corp.	13,000	671
Cathay General Bancorp	13,500	453
City National Corp. of California	12,300	936
Colonial BancGroup (The), Inc.	43,900	1,096
Cullen/Frost Bankers, Inc.	18,000	962
First Community Bancorp, Inc. of California	7,500	429
FirstMerit Corp.	25,600	536
Greater Bay Bancorp	16,300	454
SVB Financial Group *	10,700	568
TCF Financial Corp.	34,100	948
Webster Financial Corp.	14,872	635
Banks - 2.8% – (continued)
Westamerica Bancorporation	7,800	345
Wilmington Trust Corp.	18,000	747

		9,934

Beverages - 0.3%
Hansen Natural Corp. *	18,000	774
PepsiAmericas, Inc.	16,000	393

		1,167

Biotechnology - 1.5%
Affymetrix, Inc. *	20,800	518
Charles River Laboratories International, Inc. *	19,964	1,031
Invitrogen Corp. *	14,000	1,032
Millennium Pharmaceuticals, Inc. *	93,400	987
PDL BioPharma, Inc. *	32,616	760
Vertex Pharmaceuticals, Inc. *	38,800	1,108

		5,436

Building Materials - 0.8%
Florida Rock Industries, Inc.	13,800	932
Martin Marietta Materials, Inc.	12,186	1,974

		2,906

Chemicals - 3.4%
Airgas, Inc.	21,600	1,035
Albemarle Corp.	23,900	921
Cabot Corp.	19,000	906
Chemtura Corp.	66,400	738
Cytec Industries, Inc.	12,700	810
Ferro Corp.	11,900	297
FMC Corp.	11,600	1,037
Lubrizol Corp.	20,400	1,317
Lyondell Chemical Co.	62,100	2,305
Minerals Technologies, Inc.	5,400	361
Olin Corp.	22,100	464
RPM International, Inc.	33,300	769
Sensient Technologies Corp.	12,200	310
Valspar Corp.	29,400	835

		12,105

Coal - 0.4%
Arch Coal, Inc.	40,700	1,416
Commercial Services - 4.9%
Alliance Data Systems Corp. *	18,800	1,453
Avis Budget Group, Inc. *	27,920	794
Career Education Corp. *	27,900	942
EQUITY INDEX FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Commercial Services - 4.9% – (continued)
ChoicePoint, Inc. *	21,900	$930
Corinthian Colleges, Inc. *	27,000	440
Corporate Executive Board Co.	11,300	733
Deluxe Corp.	15,000	609
DeVry, Inc.	16,800	572
Gartner, Inc. *	14,600	359
ITT Educational Services, Inc. *	9,400	1,103
Kelly Services, Inc., Class A	5,200	143
Korn/Ferry International *	13,200	347
Laureate Education, Inc. *	15,100	931
Manpower, Inc.	24,800	2,288
MPS Group, Inc. *	26,500	354
Navigant Consulting, Inc. *	9,020	167
Pharmaceutical Product Development, Inc.	30,600	1,171
Quanta Services, Inc. *	33,900	1,040
Rent-A-Center, Inc. *	21,300	559
Rollins, Inc.	7,900	180
Sotheby’s	16,100	741
Strayer Education, Inc.	4,400	579
TravelCenters of America LLC — Fractional Share *	80,000	—
United Rentals, Inc. *	19,700	641
Valassis Communications, Inc. *	13,000	223

		17,299

Computers - 2.9%
BISYS Group (The), Inc. *	36,800	435
Cadence Design Systems, Inc. *	81,600	1,792
Ceridian Corp. *	42,500	1,487
Diebold, Inc.	20,000	1,044
DST Systems, Inc. *	16,020	1,269
Henry (Jack) & Associates, Inc.	20,800	536
Imation Corp.	10,200	376
Mentor Graphics Corp. *	26,300	346
Palm, Inc. *	30,400	487
SRA International, Inc., Class A *	11,800	298
Synopsys, Inc. *	40,400	1,068
Western Digital Corp. *	63,000	1,219

		10,357

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	23,900	567
Distribution/Wholesale - 1.3%
CDW Corp. *	18,100	1,538
Fastenal Co.	37,300	1,561
Ingram Micro, Inc., Class A *	39,000	847
Tech Data Corp. *	16,500	635

		4,581

Diversified Financial Services - 2.4%
AmeriCredit Corp. *	32,800	871
Eaton Vance Corp.	35,600	1,573
Edwards (A.G.), Inc.	22,300	1,886
IndyMac Bancorp, Inc.	21,700	633
Jefferies Group, Inc.	30,400	820
Nuveen Investments, Inc., Class A	22,500	1,398
Raymond James Financial, Inc.	25,100	776
Waddell & Reed Financial, Inc., Class A	23,700	616

		8,573

Electric - 5.1%
Alliant Energy Corp.	34,400	1,337
Aquila, Inc. *	97,700	400
Black Hills Corp.	11,700	465
DPL, Inc.	33,700	955
Energy East Corp.	47,100	1,229
Great Plains Energy, Inc.	22,500	655
Hawaiian Electric Industries, Inc.	20,600	488
Idacorp, Inc.	13,600	436
MDU Resources Group, Inc.	51,150	1,434
Northeast Utilities	45,700	1,296
NSTAR	28,600	928
OGE Energy Corp.	24,800	909
Pepco Holdings, Inc.	57,900	1,633
PNM Resources, Inc.	22,785	633
Puget Energy, Inc.	30,700	742
SCANA Corp.	35,000	1,340
Sierra Pacific Resources *	61,300	1,076
Westar Energy, Inc.	27,300	663
Wisconsin Energy Corp.	34,900	1,544

		18,163

Electrical Components & Equipment - 1.1%
Ametek, Inc.	29,750	1,181
Energizer Holdings, Inc. *	16,600	1,653
Hubbell, Inc., Class B	17,400	943

		3,777

Electronics - 2.4%
Amphenol Corp., Class A	52,948	1,887
Arrow Electronics, Inc. *	34,400	1,322
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  MID CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Electronics - 2.4% – (continued)
Avnet, Inc. *	37,100	$1,471
Gentex Corp.	42,600	839
Kemet Corp. *	22,500	159
National Instruments Corp.	15,300	498
Thomas & Betts Corp. *	15,000	870
Varian, Inc. *	9,100	499
Vishay Intertechnology, Inc. *	51,100	808

		8,353

Engineering & Construction - 1.2%
Dycom Industries, Inc. *	12,400	372
Granite Construction, Inc.	9,900	635
Jacobs Engineering Group, Inc. *	34,500	1,984
KBR, Inc. *	48,800	1,280

		4,271

Entertainment - 0.5%
International Speedway Corp., Class A	10,000	527
Macrovision Corp. *	16,200	487
Scientific Games Corp., Class A *	20,000	699

		1,713

Environmental Control - 0.8%
Mine Safety Appliances Co.	7,600	333
Republic Services, Inc.	48,950	1,500
Stericycle, Inc. *	25,200	1,120

		2,953

Food - 1.0%
Hormel Foods Corp.	22,000	822
JM Smucker (The) Co.	17,000	1,082
Ruddick Corp.	9,100	274
Smithfield Foods, Inc. *	35,200	1,084
Tootsie Roll Industries, Inc.	6,883	191

		3,453

Forest Products & Paper - 0.3%
Bowater, Inc.	17,300	432
Louisiana-Pacific Corp.	30,700	581
		1,013
Gas - 0.5%
AGL Resources, Inc.	22,000	890
Vectren Corp.	19,300	520
WGL Holdings, Inc.	12,400	405

		1,815

Hand/Machine Tools - 0.5%
Kennametal, Inc.	11,600	951
Lincoln Electric Holdings, Inc.	12,200	906

		1,857

Healthcare — Products - 3.8%
Advanced Medical Optics, Inc. *	16,300	569
Beckman Coulter, Inc.	18,600	1,203
Cytyc Corp. *	33,600	1,448
Dentsply International, Inc.	44,800	1,714
Edwards Lifesciences Corp. *	16,600	819
Gen-Probe, Inc. *	15,800	955
Henry Schein, Inc. *	26,600	1,421
Hillenbrand Industries, Inc.	17,200	1,118
Intuitive Surgical, Inc. *	10,700	1,485
Resmed, Inc. *	21,900	904
STERIS Corp.	18,400	563
Techne Corp. *	10,700	612
Ventana Medical Systems, Inc. *	10,200	788

		13,599

Healthcare — Services - 3.2%
Apria Healthcare Group, Inc. *	13,600	391
Community Health Systems, Inc. *	26,700	1,080
Covance, Inc. *	19,100	1,310
Health Management Associates, Inc., Class A	73,600	836
Health Net, Inc. *	33,300	1,758
Kindred Healthcare, Inc. *	10,100	310
LifePoint Hospitals, Inc. *	17,200	666
Lincare Holdings, Inc. *	25,500	1,016
Psychiatric Solutions, Inc. *	16,600	602
Triad Hospitals, Inc. *	25,203	1,355
Universal Health Services, Inc., Class B	16,389	1,008
WellCare Health Plans, Inc. *	9,600	869

		11,201

Holding Companies — Diversified - 0.5%
Leucadia National Corp.	46,900	1,653
Home Builders - 1.1%
Beazer Homes USA, Inc.	11,500	284
Hovnanian Enterprises, Inc., Class A *	11,700	193
MDC Holdings, Inc.	10,800	522
NVR, Inc. *	1,400	952
Ryland Group, Inc.	12,900	482
Thor Indu stries, Inc.	9,400	424
EQUITY INDEX FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Home Builders - 1.1% – (continued)
Toll Brothers, Inc. *	35,300	$882

		3,739

Home Furnishings - 0.1%
Furniture Brands International, Inc.	15,500	220
Household Products/Wares - 0.7%
American Greetings Corp., Class A	18,000	510
Blyth, Inc.	6,500	173
Church & Dwight, Inc.	18,800	911
Scotts Miracle-Gro (The) Co., Class A	12,300	528
Tupperware Brands Corp.	18,600	534

		2,656

Insurance - 5.3%
American Financial Group, Inc. of Ohio	18,600	635
Brown & Brown, Inc.	32,900	827
Commerce Group, Inc.	12,700	441
Everest Re Group Ltd.	18,800	2,043
Fidelity National Financial, Inc., Class A	66,077	1,566
First American Corp.	28,821	1,427
Gallagher (Arthur J.) & Co.	29,600	825
Hanover Insurance Group (The), Inc.	14,128	689
HCC Insurance Holdings, Inc.	34,000	1,136
Horace Mann Educators Corp.	10,900	232
Mercury General Corp.	9,000	496
Ohio Casualty Corp.	17,900	775
Old Republic International Corp.	63,500	1,350
PMI Group (The), Inc.	26,100	1,166
Protective Life Corp.	21,100	1,009
Radian Group, Inc.	23,600	1,274
Stancorp Financial Group, Inc.	15,000	787
Unitrin, Inc.	10,600	521
W.R. Berkley Corp.	51,075	1,662

		18,861

Internet - 1.6%
Avocent Corp. *	15,000	435
Checkfree Corp. *	26,200	1,053
Digital River, Inc. *	11,600	525
F5 Networks, Inc. *	11,800	951
McAfee, Inc. *	45,500	1,602
NetFlix, Inc. *	17,800	345
ValueClick, Inc. *	27,800	819

		5,730

Iron/Steel - 0.9%
Carpenter Technology Corp.	7,500	977
Reliance Steel & Aluminum Co.	18,400	1,035
Steel Dynamics, Inc.	25,500	1,069

		3,081

Leisure Time - 0.1%
Callaway Golf Co.	19,200	342
Lodging - 0.2%
Boyd Gaming Corp.	12,500	615
Machinery — Construction & Mining - 0.5%
Joy Global, Inc.	31,750	1,852
Machinery — Diversified - 1.2%
AGCO Corp. *	25,900	1,124
Flowserve Corp.	16,300	1,167
Graco, Inc.	20,400	822
Nordson Corp.	10,500	527
Zebra Technologies Corp., Class A *	20,100	778

		4,418

Media - 1.0%
Belo Corp., Class A	27,000	556
Entercom Communications Corp.	8,000	199
Lee Enterprises, Inc.	12,700	265
Media General, Inc., Class A	7,900	263
Scholastic Corp. *	8,400	302
Washington Post (The), Co., Class B	1,540	1,195
Westwood One, Inc.	17,900	129
Wiley (John) & Sons, Inc., Class A	11,700	565

		3,474

Metal Fabrication/Hardware - 0.7%
Commercial Metals Co.	33,000	1,115
Timken Co.	26,900	971
Worthington Industries, Inc.	20,700	448

		2,534

Miscellaneous Manufacturing - 3.1%
Brink’s (The) Co.	14,400	891
Carlisle Cos., Inc.	18,100	842
Crane Co.	13,700	623
Donaldson Co., Inc.	18,500	658
Federal Signal Corp.	12,600	200
Harsco Corp.	24,200	1,258
Lancaster Colony Corp.	6,100	255
Matthews International Corp., Class A	9,000	392
NORTHERN FUNDS QUARTERLY REPORT     4     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  MID CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Miscellaneous Manufacturing - 3.1% – (continued)
Pentair, Inc.	29,600	$1,142
Roper Industries, Inc.	24,800	1,416
SPX Corp.	17,000	1,493
Teleflex, Inc.	10,600	867
Trinity Industries, Inc.	22,850	995

		11,032

Office Furnishings - 0.3%
Herman Miller, Inc.	18,900	597
HNI Corp.	12,700	521

		1,118

Oil & Gas - 5.7%
Cimarex Energy Co.	22,700	895
Denbury Resources, Inc. *	36,300	1,361
Encore Acquisition Co. *	16,500	459
Forest Oil Corp. *	22,900	968
Frontier Oil Corp.	31,900	1,396
Helmerich & Payne, Inc.	29,100	1,031
Newfield Exploration Co. *	37,500	1,708
Noble Energy, Inc.	48,808	3,045
Patterson-UTI Energy, Inc.	46,700	1,224
Pioneer Natural Resources Co.	35,300	1,720
Plains Exploration & Production Co. *	21,400	1,023
Pogo Producing Co.	17,600	894
Pride International, Inc. *	46,900	1,757
Quicksilver Resources, Inc. *	15,100	673
Southwestern Energy Co. *	48,100	2,140

		20,294

Oil & Gas Services - 2.1%
Cameron International Corp. *	31,600	2,259
FMC Technologies, Inc. *	19,600	1,553
Grant Prideco, Inc. *	36,400	1,959
Hanover Compressor Co. *	28,600	682
Superior Energy Services, Inc. *	23,600	942

		7,395

Packaging & Containers - 0.5%
Packaging Corp. of America	25,500	646
Sonoco Products Co.	27,900	1,194

		1,840

Pharmaceuticals - 2.4%
Cephalon, Inc. *	18,800	1,511
Endo Pharmaceuticals Holdings, Inc. *	38,400	1,314
Medicis Pharmaceutical Corp., Class A	16,600	507
NBTY, Inc. *	15,800	683
Omnicare, Inc.	34,100	1,230
Par Pharmaceutical Cos., Inc. *	10,000	282
Perrigo Co.	23,500	460
Sepracor, Inc. *	31,100	1,276
Valeant Pharmaceuticals International	25,600	427
VCA Antech, Inc. *	23,100	871

		8,561

Pipelines - 1.3%
Equitable Resources, Inc.	36,400	1,804
National Fuel Gas Co.	25,500	1,104
Oneok, Inc.	33,200	1,674

		4,582

Real Estate Investment Trusts - 3.7%
AMB Property Corp.	27,900	1,485
Cousins Properties, Inc.	11,600	336
Equity One, Inc.	10,300	263
Highwoods Properties, Inc.	16,400	615
Hospitality Properties Trust	26,938	1,118
Liberty Property Trust	27,000	1,186
Macerich (The) Co.	20,849	1,718
Mack-Cali Realty Corp.	18,800	818
Nationwide Health Properties, Inc.	26,800	729
Potlatch Corp.	10,428	449
Rayonier, Inc.	23,650	1,067
Regency Centers Corp.	20,366	1,436
UDR, Inc.	40,300	1,060
Weingarten Realty Investors	23,318	958

		13,238

Retail - 7.4%
99 Cents Only Stores *	14,100	185
Advance Auto Parts, Inc.	29,950	1,214
Aeropostale, Inc. *	15,600	650
American Eagle Outfitters, Inc.	56,400	1,447
AnnTaylor Stores Corp. *	20,200	715
Applebee’s International, Inc.	21,600	521
Barnes & Noble, Inc.	15,500	596
BJ’s Wholesale Club, Inc. *	18,600	670
Bob Evans Farms, Inc.	10,000	369
Borders Group, Inc.	18,800	358
Brinker International, Inc.	31,800	931
EQUITY INDEX FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Retail - 7.4% – (continued)
Carmax, Inc. *	61,400	$1,566
CBRL Group, Inc.	8,044	342
Charming Shoppes, Inc. *	36,504	395
Cheesecake Factory (The), Inc. *	21,700	532
Chico’s FAS, Inc. *	50,200	1,222
Coldwater Creek, Inc. *	17,896	416
Copart, Inc. *	20,500	627
Dick’s Sporting Goods, Inc. *	11,000	640
Dollar Tree Stores, Inc. *	30,100	1,311
Foot Locker, Inc.	42,800	933
GameStop Corp., Class A *	43,600	1,705
MSC Industrial Direct Co., Class A	14,700	809
O’Reilly Automotive, Inc. *	31,700	1,159
Pacific Sunwear of California, Inc. *	20,600	453
Payless Shoesource, Inc. *	19,400	612
Petsmart, Inc.	40,600	1,317
Regis Corp.	11,800	451
Ross Stores, Inc.	41,000	1,263
Ruby Tuesday, Inc.	15,200	400
Saks, Inc.	41,800	892
Urban Outfitters, Inc. *	31,200	750
Williams-Sonoma, Inc.	31,100	982

		26,433

Savings & Loans - 0.9%
Astoria Financial Corp.	25,200	631
First Niagara Financial Group, Inc.	34,582	453
New York Community Bancorp, Inc.	83,208	1,416
Washington Federal, Inc.	22,200	540

		3,040

Semiconductors - 3.3%
Atmel Corp. *	123,200	685
Cree, Inc. *	25,000	646
Cypress Semiconductor Corp. *	43,200	1,006
Fairchild Semiconductor International, Inc. *	34,300	663
Integrated Device Technology, Inc. *	57,130	872
International Rectifier Corp. *	20,000	745
Intersil Corp., Class A	40,100	1,262
Lam Research Corp. *	39,200	2,015
Lattice Semiconductor Corp. *	36,400	208
Micrel, Inc.	17,900	228
Microchip Technology, Inc.	63,000	2,333
Semtech Corp. *	20,500	355
Silicon Laboratories, Inc. *	16,500	571
Triquint Semiconductor, Inc. *	36,300	184

		11,773

Software - 3.2%
Activision, Inc. *	71,244	1,330
Acxiom Corp.	20,575	544
Advent Software, Inc. *	4,800	156
Broadridge Financial Solutions, Inc.	38,900	744
Cerner Corp. *	19,300	1,070
CSG Systems International, Inc. *	13,500	358
Dun & Bradstreet Corp.	17,087	1,760
Fair Isaac Corp.	17,100	686
Global Payments, Inc.	19,800	785
MoneyGram International, Inc.	23,100	646
Parametric Technology Corp. *	34,100	737
SEI Investments Co.	38,400	1,115
Sybase, Inc. *	27,713	662
Transaction Systems Architects, Inc. *	11,600	390
Wind River Systems, Inc. *	19,700	217

		11,200

Telecommunications - 2.9%
3Com Corp. *	118,600	490
ADC Telecommunications, Inc. *	34,000	623
Adtran, Inc.	18,400	478
Andrew Corp. *	46,000	664
Cincinnati Bell, Inc. *	74,700	432
CommScope, Inc. *	17,900	1,044
Harris Corp.	39,700	2,165
NeuStar, Inc., Class A *	19,500	565
Plantronics, Inc.	12,500	328
Polycom, Inc. *	27,000	907
Powerwave Technologies, Inc. *	38,200	256
RF Micro Devices, Inc. *	57,000	356
Telephone & Data Systems, Inc.	30,300	1,896
UTStarcom, Inc. *	27,600	155

		10,359

Textiles - 0.4%
Mohawk Industries, Inc. *	15,200	1,532
Transportation - 2.1%
Alexander & Baldwin, Inc.	12,100	643
Con-way, Inc.	13,791	693
Expeditors International Washington, Inc.	60,600	2,503
NORTHERN FUNDS QUARTERLY REPORT     6     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  MID CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Transportation - 2.1% – (continued)
Hunt (J.B.) Transport Services, Inc.	30,700	$900
Overseas Shipholding Group	6,800	553
Tidewater, Inc.	17,100	1,212
Werner Enterprises, Inc.	15,400	310
YRC Worldwide, Inc. *	16,900	622

		7,436

Trucking & Leasing - 0.2%
GATX Corp.	15,400	758
Water - 0.2%
Aqua America, Inc.	39,466	888

Total Common Stocks

(Cost $294,460)		347,764

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 2.1%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/02/07	$6,751	6,751
U.S. Treasury Bill, (1) 4.99%, 8/9/07	565	562

Total Short-Term Investments

(Cost $7,313)		7,313

Total Investments - 99.9%

(Cost $301,773)		355,077
Other Assets less Liabilities - 0.1%		304
NET ASSETS - 100.0%		$355,381

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At June 30, 2007, the Mid Cap Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
S&P Midcap 400 E-Mini	85	$7,685	Long	9/07	$(23)

Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments					$301,773
Gross tax appreciation of investments					$62,382
Gross tax depreciation of investments					(9,078)

Net tax appreciation of investments					$53,304

EQUITY INDEX FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3%
Advertising - 0.3%
Catalina Marketing Corp.	9,400	$296
Gaiam, Inc., Class A *	4,400	80
Greenfield Online, Inc. *	6,600	105
inVentiv Health, Inc. *	8,000	293
Marchex, Inc., Class B	6,300	103
ValueVision Media, Inc., Class A *	9,500	108

		985

Aerospace/Defense - 1.1%
AAR Corp. *	9,800	323
Aerovironment, Inc. *	1,079	22
Argon ST, Inc. *	3,640	84
Curtiss-Wright Corp.	11,500	536
EDO Corp.	4,500	148
Esterline Technologies Corp. *	6,800	328
GenCorp, Inc. *	14,500	190
Heico Corp.	6,200	261
Innovative Solutions & Support, Inc. *	3,300	77
Kaman Corp.	6,600	206
Moog, Inc., Class A *	9,962	439
MTC Technologies, Inc. *	2,800	69
Orbital Sciences Corp. *	15,400	324
Sequa Corp., Class A *	1,800	202
Teledyne Technologies, Inc. *	9,100	418
TransDigm Group, Inc. *	2,582	104
Triumph Group, Inc.	4,300	282
United Industrial Corp. of New York	2,200	132

		4,145

Agriculture - 0.3%
Alico, Inc.	1,100	67
Alliance One International, Inc. *	24,800	249
Andersons (The), Inc.	3,900	177
Cadiz, Inc. *	1,900	43
Maui Land & Pineapple Co., Inc. *	1,100	40
Tejon Ranch Co. *	3,000	133
Universal Corp. of Virginia	7,000	426
Vector Group Ltd.	7,645	172

		1,307

Airlines - 0.5%
Airtran Holdings, Inc. *	23,700	259
Alaska Air Group, Inc. *	10,700	298
Allegiant Travel Co. *	828	25
ExpressJet Holdings, Inc. *	13,600	81
JetBlue Airways Corp. *	46,900	551
Midwest Air Group, Inc. *	5,600	84
Pinnacle Airlines Corp. *	5,900	111
Republic Airways Holdings, Inc. *	10,100	206
Skywest, Inc.	17,200	410

		2,025

Apparel - 1.3%
Carter’s, Inc. *	14,400	374
Cherokee, Inc.	2,600	95
Columbia Sportswear Co.	3,600	247
Deckers Outdoor Corp. *	3,200	323
G-III Apparel Group Ltd. *	2,600	41
Gymboree Corp. *	8,500	335
Heelys, Inc. *	1,200	31
Iconix Brand Group, Inc. *	13,900	309
K-Swiss, Inc., Class A	7,100	201
Kellwood Co.	6,750	190
Maidenform Brands, Inc. *	5,300	105
Oxford Industries, Inc.	4,100	182
Perry Ellis International, Inc. *	3,500	113
Quiksilver, Inc. *	32,300	456
Skechers U.S.A., Inc., Class A *	4,700	137
Steven Madden Ltd.	5,700	187
Stride Rite Corp.	10,100	205
Timberland (The) Co., Class A *	12,200	307
True Religion Apparel, Inc. *	4,300	87
Volcom, Inc. *	4,094	205
Warnaco Group (The), Inc. *	12,000	472
Weyco Group, Inc.	1,900	51
Wolverine World Wide, Inc.	14,100	391

		5,044

Auto Manufacturers - 0.2%
A.S.V., Inc. *	5,600	97
Force Protection, Inc. *	18,100	374
Wabash National Corp.	7,900	115

		586

Auto Parts & Equipment - 1.1%
Accuride Corp. *	6,200	96
Aftermarket Technology Corp. *	5,700	169
American Axle & Manufacturing Holdings, Inc.	11,600	344
Amerigon, Inc. *	5,900	106
ArvinMeritor, Inc.	18,500	411
EQUITY INDEX FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Auto Parts & Equipment - 1.1% – (continued)
Commercial Vehicle Group, Inc. *	5,800	$108
Cooper Tire & Rubber Co.	16,000	442
Exide Technologies *	14,500	135
Hayes Lemmerz International, Inc. *	22,800	122
Keystone Automotive Industries, Inc. *	4,400	182
Lear Corp. *	19,900	709
Miller Industries, Inc. of Tennessee *	2,600	65
Modine Manufacturing Co.	8,400	190
Noble International Ltd.	3,150	64
Spartan Motors, Inc.	7,800	133
Standard Motor Products, Inc.	3,200	48
Superior Industries International, Inc.	5,900	128
Tenneco, Inc. *	12,200	427
Titan International, Inc.	5,800	183
Visteon Corp. *	33,600	272

		4,334

Banks - 6.0%
1st Source Corp.	3,608	90
Alabama National Bancorp	4,300	266
Amcore Financial, Inc.	5,982	173
AmericanWest Bancorp	3,220	59
Ameris Bancorp	3,520	79
Bancfirst Corp.	1,928	83
Banco Latinoamericano de Exportaciones S.A., Class E	6,100	115
Bancorp, Inc. of Delaware *	2,985	67
Bank Mutual Corp.	14,306	165
Bank of the Ozarks, Inc.	3,300	92
Banner Corp.	3,400	116
Boston Private Financial Holdings, Inc.	9,500	255
Capital City Bank Group, Inc.	3,508	110
Capital Corp. of the West	2,640	63
Capitol Bancorp Ltd.	3,700	101
Cascade Bancorp	5,856	136
Cass Information Systems, Inc.	1,650	60
Cathay General Bancorp	13,300	446
Centennial Bank Holdings, Inc. *	16,200	137
Center Financial Corp.	3,400	58
Central Pacific Financial Corp.	8,180	270
Chemical Financial Corp.	6,404	166
Chittenden Corp.	11,916	416
Citizens Republic Bancorp, Inc.	19,623	359
City Holding Co.	4,400	169
CityBank Lynwood of Washington	3,600	113
CoBiz, Inc.	4,050	73
Columbia Banking System, Inc.	4,366	128
Community Bancorp of Nevada *	1,800	50
Community Bank System, Inc.	7,800	156
Community Banks, Inc.	6,604	213
Community Trust Bancorp, Inc.	4,135	134
Corus Bankshares, Inc.	10,100	174
CVB Financial Corp.	17,154	191
Enterprise Financial Services Corp.	2,400	60
First Bancorp of North Carolina	3,400	64
First BanCorp of Puerto Rico	20,000	220
First Busey Corp.	4,150	83
First Charter Corp.	8,900	173
First Commonwealth Financial Corp.	19,028	208
First Community Bancorp, Inc. of California	6,202	355
First Community Bancshares, Inc. of Virginia	2,759	86
First Financial Bancorp	9,224	138
First Financial Bankshares, Inc.	5,661	220
First Financial Corp. of Indiana	3,606	106
First Indiana Corp.	3,477	77
First Merchants Corp.	5,127	123
First Midwest Bancorp, Inc. of Illinois	12,900	458
First Regional Bancorp of California *	2,200	56
First Republic Bank of California	7,550	405
First South Bancorp, Inc. of North Carolina	2,300	62
First State Bancorporation of New Mexico	4,800	102
FirstMerit Corp.	20,900	437
FNB Corp. of Pennsylvania	15,529	260
Fremont General Corp.	17,800	192
Frontier Financial Corp.	10,150	229
Glacier Bancorp, Inc.	13,944	284
Great Southern Bancorp, Inc.	2,800	76
Greater Bay Bancorp	13,300	370
Green Bankshares, Inc.	2,300	72
Hancock Holding Co.	6,924	260
Hanmi Financial Corp.	10,500	179
Harleysville National Corp.	7,970	128
Heartland Financial USA, Inc.	4,000	97
Heritage Commerce Corp.	3,200	76
Home Bancshares, Inc.	3,100	70
NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Banks - 6.0% – (continued)
Horizon Financial Corp.	3,500	$76
IBERIABANK Corp.	3,511	174
Independent Bank Corp. of Massachusetts	4,100	121
Independent Bank Corp. of Michigan	6,310	109
Integra Bank Corp.	4,743	102
International Bancshares Corp.	13,260	340
Irwin Financial Corp.	4,900	73
ITLA Capital Corp.	1,500	78
Lakeland Bancorp, Inc.	5,373	71
Lakeland Financial Corp.	3,400	72
Macatawa Bank Corp.	4,334	69
MainSource Financial Group, Inc.	4,370	73
MB Financial, Inc.	8,372	291
Midwest Banc Holdings, Inc.	4,800	70
Nara Bancorp, Inc.	5,800	92
National Penn Bancshares, Inc.	12,418	207
NBT Bancorp, Inc.	8,804	199
Old National Bancorp of Indiana	17,195	286
Old Second Bancorp, Inc.	3,838	112
Omega Financial Corp.	3,378	91
Oriental Financial Group, Inc.	5,947	65
Pacific Capital Bancorp	12,233	330
Park National Corp.	3,225	273
Peoples Bancorp, Inc. of Ohio	2,860	77
Pinnacle Financial Partners, Inc. *	4,300	126
Preferred Bank of California	1,800	72
Premierwest Bancorp	1	—
PrivateBancorp, Inc.	4,800	138
Prosperity Bancshares, Inc.	9,200	301
Provident Bankshares Corp.	8,356	274
Renasant Corp.	4,400	100
Republic Bancorp, Inc. of Kentucky, Class A	2,197	36
Royal Bancshares of Pennsylvania, Inc., Class A	1,274	25
S & T Bancorp, Inc.	6,400	211
Sandy Spring Bancorp, Inc.	4,100	129
Santander BanCorp	1,379	21
SCBT Financial Corp.	2,506	91
Seacoast Banking Corp. of Florida	4,020	87
Security Bank Corp. of Georgia	4,200	84
Sierra Bancorp	1,600	45
Signature Bank of New York *	7,900	269
Simmons First National Corp., Class A	3,900	108
South Financial Group (The), Inc.	17,600	398
Southside Bancshares, Inc.	3,077	67
Southwest Bancorp, Inc. of Oklahoma	4,000	96
Sterling Bancorp of New York	5,129	82
Sterling Bancshares, Inc. of Texas	18,787	213
Sterling Financial Corp. of Pennsylvania	6,957	73
Sterling Financial Corp. of Washington	12,482	361
Suffolk Bancorp	2,900	93
Sun Bancorp, Inc. of New Jersey *	4,117	69
Superior Bancorp *	6,500	67
Susquehanna Bancshares, Inc.	13,479	302
SVB Financial Group *	8,900	473
SY Bancorp, Inc.	3,485	83
Taylor Capital Group, Inc.	1,600	44
Texas Capital Bancshares, Inc. *	6,400	143
Tompkins Financial Corp.	1,853	69
Trico Bancshares	3,800	85
Trustco Bank Corp. of New York	19,494	193
Trustmark Corp.	12,700	328
UCBH Holdings, Inc.	26,000	475
UMB Financial Corp.	8,012	295
Umpqua Holdings Corp.	15,131	356
Union Bankshares Corp. of Virginia	3,700	86
United Bankshares, Inc.	9,300	296
United Community Banks, Inc. of Georgia	9,300	241
United Security Bancshares of California	2,000	41
Univest Corp. of Pennsylvania	3,250	73
USB Holding Co., Inc.	3,374	64
USB Holdings Co., Inc. — Fractional Shares *	50,000	—
Vineyard National Bancorp	1	—
Virginia Commerce Bancorp *	4,712	80
W. Holding Co., Inc.	29,900	79
Washington Trust Bancorp, Inc.	3,300	83
WesBanco, Inc.	6,000	177
West Coast Bancorp of Oregon	4,207	128
Westamerica Bancorporation	7,800	345
Western Alliance Bancorp *	3,600	107
Wilshire Bancorp, Inc.	4,200	51
Wintrust Financial Corp.	6,300	276
Yardville National Bancorp	2,700	92

		23,161

EQUITY INDEX FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Beverages - 0.1%
Boston Beer Co., Inc., Class A *	2,600	$103
Coca-Cola Bottling Co. Consolidated	1,327	67
Farmer Bros. Co.	2,000	45
Green Mountain Coffee Roasters, Inc. *	1,400	110
Jones Soda Co. *	7,000	98
National Beverage Corp. *	2,760	32
Overland Beverage Distributing *	20	—
Peet’s Coffee & Tea, Inc. *	3,900	96

		551

Biotechnology - 2.1%
Acorda Therapeutics, Inc. *	6,000	102
Advanced Magnetics, Inc. *	3,400	198
Affymax, Inc. *	659	18
Affymetrix, Inc. *	17,800	443
Alexion Pharmaceuticals, Inc. *	9,500	428
American Oriental Bioengineering, Inc. *	12,300	110
Applera Corp. — Celera Group *	20,800	258
Arena Pharmaceuticals, Inc. *	14,500	159
Ariad Pharmaceuticals, Inc. *	20,200	111
Arqule, Inc. *	10,000	71
Bio-Rad Laboratories, Inc., Class A *	4,800	363
BioMimetic Therapeutics, Inc. *	3,400	53
Cambrex Corp.	7,300	97
Cell Genesys, Inc. *	14,300	48
CryoLife, Inc. *	5,100	66
Cytokinetics, Inc. *	7,400	42
Digene Corp. *	5,300	318
Encysive Pharmaceuticals, Inc. *	20,200	36
Enzo Biochem, Inc. *	7,507	112
Enzon Pharmaceuticals, Inc. *	12,000	94
Exelixis, Inc. *	26,500	321
Genomic Health, Inc. *	4,200	79
GenVec, Inc. *	20,600	48
Geron Corp. *	18,100	127
GTX, Inc. *	3,400	55
Halozyme Therapeutics, Inc. *	15,500	143
Human Genome Sciences, Inc. *	35,533	317
Illumina, Inc. *	13,536	549
Immunomedics, Inc. *	17,400	72
Incyte Corp. *	23,000	138
Integra LifeSciences Holdings Corp. *	4,700	232
InterMune, Inc. *	7,100	184
Keryx Biopharmaceuticals, Inc. *	12,600	123
Kosan Biosciences, Inc. *	9,000	47
Lifecell Corp. *	8,800	269
Martek Biosciences Corp. *	8,400	218
Maxygen, Inc. *	8,100	69
Medivation, Inc. *	6,100	125
Momenta Pharmaceuticals, Inc. *	6,200	63
Myriad Genetics, Inc. *	11,127	414
Nektar Therapeutics *	24,200	230
Novacea, Inc. *	2,600	25
Omrix Biopharmaceuticals, Inc. *	4,000	126
Orexigen Therapeutics, Inc. *	1,248	19
Protalix BioTherapeutics, Inc. *	5,200	140
Regeneration Technologies, Inc. *	6,600	74
Regeneron Pharmaceuticals, Inc. *	15,800	283
Savient Pharmaceuticals, Inc. *	14,752	183
Seattle Genetics, Inc. *	12,100	119
SuperGen, Inc. *	15,800	88
Telik, Inc. *	14,400	49
Tercica, Inc. *	6,300	32
Xoma Ltd. *	36,500	111

		8,199

Building Materials - 0.9%
AAON, Inc.	2,600	83
Apogee Enterprises, Inc.	7,700	214
Builders FirstSource, Inc. *	4,200	67
Comfort Systems USA, Inc.	11,100	157
Drew Industries, Inc. *	5,100	169
Genlyte Group, Inc. *	7,100	558
Gibraltar Industries, Inc.	6,650	147
Goodman Global, Inc. *	8,900	198
Interline Brands, Inc. *	7,430	194
LSI Industries, Inc.	5,912	106
NCI Building Systems, Inc. *	5,200	256
PGT, Inc. *	2,900	32
Simpson Manufacturing Co., Inc.	10,000	337
Texas Industries, Inc.	7,100	557
Trex Co., Inc. *	3,300	65
U.S. Concrete, Inc. *	9,200	80
Universal Forest Products, Inc.	4,300	182

		3,402

NORTHERN FUNDS QUARTERLY REPORT       4       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Chemicals - 2.0%
American Vanguard Corp.	5,000	$72
Arch Chemicals, Inc.	6,300	221
Balchem Corp.	4,950	90
CF Industries Holdings, Inc.	14,400	862
Ferro Corp.	11,550	288
Fuller (H.B.) Co.	15,900	475
Georgia Gulf Corp.	8,900	161
Grace (W.R.) & Co. *	18,200	446
Hercules, Inc. *	30,200	593
Innophos Holdings, Inc.	4,300	62
Innospec, Inc.	3,400	201
Kronos Worldwide, Inc.	778	20
Landec Corp. *	4,300	58
Metabolix, Inc. *	3,200	80
Minerals Technologies, Inc.	4,900	328
NewMarket Corp.	4,000	193
NL Industries, Inc.	2,300	23
Olin Corp.	19,500	410
OM Group, Inc. *	7,700	408
Pioneer Cos., Inc. *	3,300	113
PolyOne Corp. *	24,100	173
Rockwood Holdings, Inc. *	9,097	333
Schulman (A.), Inc.	6,600	161
Sensient Technologies Corp.	12,200	310
Spartech Corp.	8,300	220
Stepan Co.	1,700	51
Symyx Technologies, Inc. *	9,100	105
Terra Industries, Inc. *	24,100	613
Tronox, Inc., Class B	11,400	160
UAP Holding Corp.	13,300	401
Zoltek Cos., Inc. *	5,400	224

		7,855

Coal - 0.1%
Alpha Natural Resources, Inc. *	16,170	336
International Coal Group, Inc. *	31,200	187

		523

Commercial Services - 6.2%
Aaron Rents, Inc.	11,850	346
ABM Industries, Inc.	11,248	290
Administaff, Inc.	6,200	208
Advance America Cash Advance Centers, Inc.	18,310	325
Advisory Board (The) Co. *	5,100	283
Albany Molecular Research, Inc. *	6,900	102
AMN Healthcare Services, Inc. *	8,900	196
Arbitron, Inc.	8,100	417
Arrowhead Research Corp. *	10,300	52
Bankrate, Inc. *	2,800	134
Barrett Business Services	1,900	49
BearingPoint, Inc. *	50,300	368
Bowne & Co., Inc.	8,200	160
Bright Horizons Family Solutions, Inc. *	6,800	265
Capella Education Co. *	2,457	113
CBIZ, Inc. *	14,900	110
CDI Corp.	3,600	116
Cenveo, Inc. *	13,970	324
Chemed Corp.	6,600	437
Clayton Holdings, Inc. *	2,600	30
Coinmach Service Corp., Class A	7,500	99
Coinstar, Inc. *	7,600	239
Consolidated Graphics, Inc. *	2,700	187
Corinthian Colleges, Inc. *	22,500	367
Cornell Cos., Inc. *	3,200	79
Corvel Corp. *	2,125	56
CoStar Group, Inc. *	4,600	243
CPI Corp.	1,200	83
CRA International, Inc. *	3,100	149
Cross Country Healthcare, Inc. *	8,800	147
Deluxe Corp.	14,000	569
DeVry, Inc.	15,600	531
Diamond Management & Technology Consultants, Inc.	8,300	110
Dollar Financial Corp. *	4,600	131
Dollar Thrifty Automotive Group *	6,100	249
DynCorp International, Inc., Class A *	6,900	152
Electro Rent Corp.	5,374	78
Emergency Medical Services Corp., Class A *	2,100	82
Euronet Worldwide, Inc. *	12,300	359
ExlService Holdings, Inc. *	5,156	97
Exponent, Inc. *	4,100	92
First Advantage Corp., Class A *	2,000	46
Forrester Research, Inc. *	3,900	110
FTI Consulting, Inc. *	10,925	415
Gartner, Inc. *	18,700	460
Geo Group (The), Inc. *	13,100	381
Gevity HR, Inc.	7,200	139
EQUITY INDEX FUNDS       5       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Commercial Services - 6.2% – (continued)
Global Cash Access Holdings, Inc. *	10,200	$163
Great Lakes Dredge & Dock Corp. *	3,500	33
H&E Equipment Services, Inc. *	4,000	111
Healthcare Services Group	7,525	222
Healthspring, Inc. *	11,200	213
Heartland Payment Systems, Inc.	4,000	117
Heidrick & Struggles International, Inc. *	4,700	241
HMS Holdings Corp. *	4,700	90
Home Solutions of America, Inc. *	11,800	71
Hudson Highland Group, Inc. *	6,700	143
Huron Consulting Group, Inc. *	5,100	372
ICT Group, Inc. *	1,800	34
Integrated Electrical Services, Inc. *	4,000	132
Interactive Data Corp.	9,700	260
Jackson Hewitt Tax Service, Inc.	8,400	236
Kelly Services, Inc., Class A	5,529	152
Kendle International, Inc. *	3,400	125
Kenexa Corp. *	7,000	264
Kforce, Inc. *	8,000	128
Korn/Ferry International *	11,100	291
Labor Ready, Inc. *	12,000	277
Landauer, Inc.	2,500	123
LECG Corp. *	6,700	101
Live Nation, Inc. *	17,000	380
MAXIMUS, Inc.	5,700	247
McGrath Rentcorp	5,964	201
Midas, Inc. *	4,400	100
Monro Muffler, Inc.	3,300	124
Morningstar, Inc. *	3,800	179
MPS Group, Inc. *	26,600	356
Multi-Color Corp.	900	35
Navigant Consulting, Inc. *	11,700	217
Net 1 UEPS Technologies, Inc. *	11,600	280
Odyssey Marine Exploration, Inc. *	12,200	73
On Assignment, Inc. *	7,900	85
Parexel International Corp. *	7,400	311
PeopleSupport, Inc. *	7,100	81
PharmaNet Development Group, Inc. *	4,950	158
PHH Corp. *	13,900	434
PRA International *	4,900	124
Pre-Paid Legal Services, Inc. *	2,700	174
Premier Exhibitions, Inc. *	8,200	129
Providence Service (The) Corp. *	3,330	89
Rent-A-Center, Inc. *	18,200	477
Resources Connection, Inc. *	13,000	431
Rollins, Inc.	8,100	184
RSC Holdings, Inc. *	4,400	88
SAIC, Inc. *	24,500	443
Senomyx, Inc. *	8,640	117
Sotheby’s	17,200	792
Source Interlink Cos., Inc. *	11,300	56
Spherion Corp. *	14,630	137
Standard Parking Corp. *	1,400	49
Steiner Leisure Ltd. *	3,900	192
Stewart Enterprises, Inc., Class A	28,900	225
Strayer Education, Inc.	3,900	514
Team, Inc. *	1,900	85
TeleTech Holdings, Inc. *	11,300	367
TNS, Inc.	6,600	95
Universal Technical Institute, Inc. *	6,300	160
Valassis Communications, Inc. *	12,427	214
Vertrue, Inc. *	2,000	98
Viad Corp.	6,000	253
VistaPrint Ltd. *	10,800	413
Volt Information Sciences, Inc. *	3,375	62
Watson Wyatt Worldwide, Inc., Class A	11,100	560
Wright Express Corp. *	10,890	373

		24,036

Computers - 2.3%
3D Systems Corp. *	4,100	102
Agilysys, Inc.	8,387	189
Ansoft Corp. *	4,500	133
BISYS Group (The), Inc. *	31,500	373
CACI International, Inc., Class A *	8,000	391
CIBER, Inc. *	15,000	123
COMSYS IT Partners, Inc. *	4,500	103
Comtech Group, Inc. *	4,100	68
Covansys Corp. *	7,700	261
Cray, Inc. *	9,800	75
Echelon Corp. *	8,800	137
Electronics for Imaging, Inc. *	14,700	415
Gateway, Inc. *	74,871	119
Henry (Jack) & Associates, Inc.	21,500	554
Hutchinson Technology, Inc. *	7,015	132
NORTHERN FUNDS QUARTERLY REPORT       6       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Computers - 2.3% – (continued)
iGate Corp. *	6,000	$48
IHS, Inc., Class A *	7,700	354
Imation Corp.	9,100	335
Immersion Corp. *	7,800	117
Integral Systems, Inc. of Maryland	3,050	74
InterVoice, Inc. *	10,600	88
Isilon Systems, Inc. *	1,404	22
Komag, Inc. *	7,200	230
Limelight Networks, Inc. *	310	6
LivePerson, Inc. *	7,700	41
Magma Design Automation, Inc. *	10,500	147
Manhattan Associates, Inc. *	7,000	195
Mentor Graphics Corp. *	21,700	286
Mercury Computer Systems, Inc. *	5,900	72
Micros Systems, Inc. *	10,500	571
MTS Systems Corp.	5,000	223
Ness Technologies, Inc. *	7,500	98
Palm, Inc. *	26,006	416
Perot Systems Corp., Class A *	22,600	385
Quantum Corp. *	52,400	166
Rackable Systems, Inc. *	7,600	94
Radiant Systems, Inc. *	7,200	95
Radisys Corp. *	5,800	72
Rimage Corp. *	2,100	66
SI International, Inc. *	3,600	119
Sigma Designs, Inc. *	6,200	162
Silicon Graphics, Inc. *	1,200	32
Silicon Storage Technology, Inc. *	24,900	93
Smart Modular Technologies WWH, Inc. *	12,000	165
SRA International, Inc., Class A *	10,500	265
STEC, Inc. *	9,800	63
Stratasys, Inc. *	2,850	134
Super Micro Computer, Inc. *	669	7
SYKES Enterprises, Inc. *	8,000	152
Synaptics, Inc. *	6,600	236
Syntel, Inc.	2,800	85
Tyler Technologies, Inc. *	10,800	134

		9,023

Cosmetics/Personal Care - 0.1%
Chattem, Inc. *	4,400	279
Elizabeth Arden, Inc. *	7,100	172
Inter Parfums, Inc.	1,400	37
Revlon, Inc., Class A *	55,000	76

		564

Distribution/Wholesale - 0.8%
Beacon Roofing Supply, Inc. *	12,000	204
Beijing Med-Pharm Corp. *	5,900	63
BlueLinx Holdings, Inc.	3,700	39
Brightpoint, Inc. *	13,150	181
Building Material Holding Corp.	7,900	112
Central European Distribution Corp. *	8,650	299
Core-Mark Holding Co., Inc. *	2,800	101
Houston Wire & Cable Co. *	3,900	111
LKQ Corp. *	12,100	298
MWI Veterinary Supply, Inc. *	1,600	64
NuCo2, Inc. *	4,200	108
Owens & Minor, Inc.	10,462	365
Scansource, Inc. *	6,900	221
United Stationers, Inc. *	7,192	479
Watsco, Inc.	5,950	324

		2,969

Diversified Financial Services - 2.1%
Accredited Home Lenders Holding Co. *	5,870	80
Advanta Corp., Class B	9,050	282
Asset Acceptance Capital Corp. *	4,300	76
Asta Funding, Inc.	3,300	127
Calamos Asset Management, Inc., Class A	6,200	158
Centerline Holding Co.	14,300	257
Cityscape Financial Corp. *	3,800	—
Cohen & Steers, Inc.	4,900	213
CompuCredit Corp. *	5,600	196
Cowen Group, Inc. *	3,300	59
Credit Acceptance Corp. *	2,052	55
Delta Financial Corp.	5,200	64
Encore Capital Group, Inc. *	3,100	39
eSpeed, Inc., Class A *	5,600	48
Evercore Partners, Inc., Class A	1,700	51
FCStone Group, Inc. *	1,800	103
Federal Agricultural Mortgage Corp., Class C	3,100	106
Financial Federal Corp.	7,400	221
Friedman Billings Ramsey Group, Inc., Class A	39,700	217
GAMCO Investors, Inc., Class A	1,600	90
GFI Group, Inc. *	4,520	328
Greenhill & Co., Inc.	4,800	330
EQUITY INDEX FUNDS       7       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Diversified Financial Services - 2.1% – (continued)
Interactive Brokers Group, Inc., Class A *	9,700	$263
International Securities Exchange Holdings, Inc.	10,100	660
KBW, Inc. *	7,068	208
Knight Capital Group, Inc., Class A *	26,900	447
LaBranche & Co., Inc. *	14,600	108
Ladenburg Thalmann Financial Services, Inc. *	22,200	51
MarketAxess Holdings, Inc. *	8,700	156
National Financial Partners Corp.	9,799	454
Nelnet, Inc., Class A	3,900	95
NewStar Financial, Inc. *	3,757	53
Ocwen Financial Corp. *	9,400	125
optionsXpress Holdings, Inc.	12,030	309
Penson Worldwide, Inc. *	3,200	78
Piper Jaffray Cos. *	4,991	278
Portfolio Recovery Associates, Inc.	4,500	270
Sanders Morris Harris Group, Inc.	3,800	44
Stifel Financial Corp. *	3,633	214
SWS Group, Inc.	6,415	139
Thomas Weisel Partners Group, Inc. *	4,700	78
TradeStation Group, Inc. *	8,800	103
US Global Investors, Inc., Class A	3,500	79
W.P. Stewart & Co., Ltd.	3,900	42
Waddell & Reed Financial, Inc., Class A	21,800	567
World Acceptance Corp. *	5,000	214

		8,135

Electric - 1.6%
Allete, Inc.	6,800	320
Aquila, Inc. *	97,200	398
Avista Corp.	13,500	291
Black Hills Corp.	9,800	390
Central Vermont Public Service Corp.	2,100	79
CH Energy Group, Inc.	4,300	193
Cleco Corp.	15,300	375
El Paso Electric Co. *	11,900	292
Empire District Electric (The) Co.	8,200	183
EnerNOC, Inc. *	645	25
Idacorp, Inc.	11,500	368
ITC Holdings Corp.	11,300	459
MGE Energy, Inc.	5,625	184
NorthWestern Corp.	9,600	305
Ormat Technologies, Inc.	2,900	109
Otter Tail Corp.	8,100	260
Pike Electric Corp. *	4,300	96
PNM Resources, Inc.	19,900	553
Portland General Electric Co.	7,400	203
UIL Holdings Corp.	6,733	223
Unisource Energy Corp.	9,120	300
Westar Energy, Inc.	23,100	561

		6,167

Electrical Components & Equipment - 0.9%
Advanced Energy Industries, Inc. *	9,600	218
American Superconductor Corp. *	9,800	189
Belden, Inc.	11,512	637
Coleman Cable, Inc. *	2,700	70
Color Kinetics, Inc. *	5,000	167
Encore Wire Corp.	6,000	177
Energy Conversion Devices, Inc. *	10,500	324
EnerSys *	6,900	126
GrafTech International Ltd. *	26,900	453
Greatbatch, Inc. *	6,000	194
Insteel Industries, Inc.	3,900	70
Lamson & Sessions (The) Co. *	3,800	101
Littelfuse, Inc. *	6,100	206
Medis Technologies Ltd. *	6,696	98
Powell Industries, Inc. *	2,200	70
Power-One, Inc. *	19,200	76
Superior Essex, Inc. *	5,550	207
Universal Display Corp. *	6,500	102
Vicor Corp.	5,400	72

		3,557

Electronics - 2.6%
American Science & Engineering, Inc. *	2,500	142
Analogic Corp.	3,600	265
Badger Meter, Inc.	3,900	110
Bel Fuse, Inc., Class B	2,800	95
Benchmark Electronics, Inc. *	17,863	404
Brady Corp., Class A	12,438	462
Checkpoint Systems, Inc. *	10,700	270
Cogent, Inc. *	11,900	175
Coherent, Inc. *	8,100	247
CTS Corp.	9,880	125
Cubic Corp.	4,200	127
Cymer, Inc. *	9,373	377
Daktronics, Inc.	8,300	178
NORTHERN FUNDS QUARTERLY REPORT       8       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Electronics - 2.6% – (continued)
Dionex Corp. *	5,100	$362
Eagle Test Systems, Inc. *	2,200	35
Electro Scientific Industries, Inc. *	8,000	166
Excel Technology, Inc. *	3,400	95
FARO Technologies, Inc. *	3,400	108
FEI Co. *	8,700	282
Flir Systems, Inc. *	17,200	796
II-VI, Inc. *	6,300	171
Ionatron, Inc. *	9,040	35
Itron, Inc. *	7,800	608
Kemet Corp. *	21,800	154
L-1 Identity Solutions, Inc. *	15,824	324
LoJack Corp. *	5,100	114
Measurement Specialties, Inc. *	3,900	92
Methode Electronics, Inc.	10,242	160
Multi-Fineline Electronix, Inc. *	2,300	39
Newport Corp. *	9,100	141
OSI Systems, Inc. *	4,200	115
OYO Geospace Corp. *	1,100	82
Park Electrochemical Corp.	5,500	155
Plexus Corp. *	12,000	276
Rofin-Sinar Technologies, Inc. *	4,200	290
Rogers Corp. *	4,700	174
Sonic Solutions, Inc. *	7,000	88
Taser International, Inc. *	16,100	225
Technitrol, Inc.	11,000	315
TTM Technologies, Inc. *	11,500	150
Varian, Inc. *	7,900	433
Watts Water Technologies, Inc., Class A	7,600	285
Woodward Governor Co.	8,100	435
X-Rite, Inc.	6,900	102
Zygo Corp. *	5,100	73

		9,857

Energy — Alternate Sources - 0.3%
Aventine Renewable Energy Holdings, Inc. *	8,317	141
Comverge, Inc. *	949	29
Evergreen Energy, Inc. *	19,500	118
Evergreen Solar, Inc. *	23,200	216
FuelCell Energy, Inc. *	15,600	124
Headwaters, Inc. *	10,200	176
MGP Ingredients, Inc.	2,600	44
Pacific Ethanol, Inc. *	10,300	136
US BioEnergy Corp. *	3,118	35
VeraSun Energy Corp. *	7,665	111
Verenium Corp. *	8,300	42

		1,172

Engineering & Construction - 0.9%
Aecom Technology Corp. *	9,646	239
Baker (Michael) Corp. *	2,300	86
Dycom Industries, Inc. *	10,600	318
EMCOR Group, Inc. *	8,300	605
ENGlobal Corp. *	4,800	58
Granite Construction, Inc.	9,362	601
Infrasource Services, Inc. *	10,100	375
Insituform Technologies, Inc., Class A *	7,500	164
Layne Christensen Co. *	3,300	135
Perini Corp. *	6,700	412
Stanley, Inc. *	1,262	22
Washington Group International, Inc. *	7,600	608

		3,623

Entertainment - 0.9%
Bally Technologies, Inc. *	14,100	373
Bluegreen Corp. *	5,800	68
Carmike Cinemas, Inc.	3,500	77
Churchill Downs, Inc.	2,400	126
Cinemark Holdings, Inc. *	6,000	107
Dover Downs Gaming & Entertainment, Inc.	3,995	60
Great Wolf Resorts, Inc. *	7,360	105
Isle of Capri Casinos, Inc. *	4,300	103
Lakes Entertainment, Inc. *	6,500	77
Macrovision Corp. *	14,000	421
Magna Entertainment Corp., Class A *	11,000	32
National CineMedia, Inc. *	10,900	305
Pinnacle Entertainment, Inc. *	15,500	436
Shuffle Master, Inc. *	9,350	155
Six Flags, Inc. *	18,300	111
Speedway Motorsports, Inc.	4,000	160
Steinway Musical Instruments	2,000	69
Vail Resorts, Inc. *	8,200	499

		3,284

Environmental Control - 0.7%
American Ecology Corp.	4,300	92
Calgon Carbon Corp. *	10,900	126
Casella Waste Systems, Inc., Class A *	6,000	65
EQUITY INDEX FUNDS       9       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Environmental Control - 0.7% – (continued)
Clean Harbors, Inc. *	4,300	$212
Darling International, Inc. *	20,300	186
Fuel Tech, Inc. *	5,000	171
Metal Management, Inc.	6,600	291
Mine Safety Appliances Co.	7,300	319
Rentech, Inc. *	46,600	121
Tetra Tech, Inc. *	15,091	325
Waste Connections, Inc. *	17,775	538
Waste Industries USA, Inc.	2,100	72
Waste Services, Inc. *	7,666	93

		2,611

Food - 1.5%
Arden Group, Inc., Class A	400	55
Cal-Maine Foods, Inc.	2,400	39
Chiquita Brands International, Inc. *	11,000	209
Flowers Foods, Inc.	13,225	441
Fresh Del Monte Produce, Inc.	6,600	165
Great Atlantic & Pacific Tea Co. *	5,300	178
Hain Celestial Group, Inc. *	9,500	258
Imperial Sugar Co.	3,200	99
Ingles Markets, Inc., Class A	3,300	114
J & J Snack Foods Corp.	3,800	143
Lance, Inc.	8,300	196
M & F Worldwide Corp. *	2,900	193
Nash Finch Co.	3,600	178
Pathmark Stores, Inc. *	9,400	122
Performance Food Group Co. *	9,300	302
Pilgrims Pride Corp.	10,500	401
Ralcorp Holdings, Inc. *	7,100	379
Ruddick Corp.	10,700	322
Sanderson Farms, Inc.	4,400	198
Seaboard Corp.	120	281
Spartan Stores, Inc.	5,800	191
Tootsie Roll Industries, Inc.	9,269	257
TreeHouse Foods, Inc. *	8,100	216
United Natural Foods, Inc. *	11,100	295
Village Super Market, Class A	800	38
Weis Markets, Inc.	2,600	105
Wild Oats Markets, Inc. *	7,950	133
Winn-Dixie Stores, Inc. *	8,500	249

		5,757

Forest Products & Paper - 0.4%
Bowater, Inc.	14,600	364
Buckeye Technologies, Inc. *	10,300	159
Deltic Timber Corp.	2,800	154
Glatfelter	12,200	166
Mercer International, Inc. *	7,400	76
Neenah Paper, Inc.	4,000	165
Rock-Tenn Co., Class A	8,740	277
Schweitzer-Mauduit International, Inc.	4,200	130
Wausau Paper Corp.	12,342	165
Xerium Technologies, Inc.	5,400	41

		1,697

Gas - 0.8%
Cascade Natural Gas Corp.	3,100	82
EnergySouth, Inc.	1,850	94
Laclede Group (The), Inc.	5,900	188
New Jersey Resources Corp.	7,550	385
Nicor, Inc.	11,700	502
Northwest Natural Gas Co.	7,450	344
Piedmont Natural Gas Co., Inc.	20,600	508
SEMCO Energy, Inc. *	6,400	50
South Jersey Industries, Inc.	8,026	284
Southwest Gas Corp.	10,800	365
WGL Holdings, Inc.	12,800	418

		3,220

Hand/Machine Tools - 0.4%
Baldor Electric Co.	11,953	589
Franklin Electric Co., Inc.	5,300	250
Hardinge, Inc.	3,300	113
Raser Technologies, Inc. *	6,800	50
Regal-Beloit Corp.	8,341	388

		1,390

Healthcare — Products - 3.5%
Abaxis, Inc. *	5,500	115
Abiomed, Inc. *	6,400	69
Accuray, Inc. *	4,336	96
Align Technology, Inc. *	15,800	382
American Medical Systems Holdings, Inc. *	19,700	355
Angiodynamics, Inc. *	6,100	110
Arrow International, Inc.	6,200	237
Arthrocare Corp. *	7,000	307
Aspect Medical Systems, Inc. *	4,400	66
Biosite, Inc. *	3,900	361
NORTHERN FUNDS QUARTERLY REPORT       10       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Healthcare — Products - 3.5% – (continued)
Bruker BioSciences Corp. *	15,664	$141
Cantel Medical Corp. *	2,100	36
Cepheid, Inc. *	14,900	218
Conceptus, Inc. *	6,900	134
Conmed Corp. *	7,325	215
Cutera, Inc. *	3,100	77
Cyberonics, Inc. *	5,900	99
Cynosure, Inc., Class A *	2,300	84
Datascope Corp.	3,600	138
DJO, Inc. *	6,200	256
ev3, Inc. *	4,500	76
Foxhollow Technologies, Inc. *	5,400	115
Haemonetics Corp. of Massachusetts *	6,900	363
Hansen Medical, Inc., *	1,837	35
Hologic, Inc. *	14,000	774
ICU Medical, Inc. *	3,900	167
Immucor, Inc. *	18,380	514
Insulet Corp. *	298	4
Invacare Corp.	7,412	136
Inverness Medical Innovations, Inc. *	11,800	602
Kensey Nash Corp. *	3,100	83
Kyphon, Inc. *	11,900	573
LCA-Vision, Inc.	5,550	262
Luminex Corp. *	8,800	108
Medical Action Industries, Inc. *	3,900	70
Mentor Corp.	9,800	399
Meridian Bioscience, Inc.	9,325	202
Merit Medical Systems, Inc. *	7,467	89
Micrus Endovascular Corp. *	4,400	108
Minrad International, Inc. *	9,700	58
Natus Medical, Inc. *	5,800	92
Northstar Neuroscience, Inc. *	3,900	45
NuVasive, Inc. *	9,000	243
NxStage Medical, Inc. *	6,400	83
Oakley, Inc.	6,400	182
OraSure Technologies, Inc. *	12,600	103
Orthofix International N.V. *	3,900	175
Palomar Medical Technologies, Inc. *	4,700	163
PolyMedica Corp.	6,300	257
PSS World Medical, Inc. *	17,450	318
Quidel Corp. *	8,300	146
Sirona Dental Systems, Inc. *	4,800	182
Sonic Innovations, Inc. *	5,400	47
SonoSite, Inc. *	4,500	141
Spectranetics Corp. *	9,500	109
Stereotaxis, Inc. *	6,400	84
STERIS Corp.	16,900	517
SurModics, Inc. *	4,300	215
Symmetry Medical, Inc. *	9,570	153
Thoratec Corp. *	13,785	254
TomoTherapy, Inc. *	2,200	48
Ventana Medical Systems, Inc. *	7,800	603
Visicu, Inc. *	2,900	27
Vital Images, Inc. *	3,700	101
Vital Signs, Inc.	2,400	133
Volcano Corp. *	5,400	109
West Pharmaceutical Services, Inc.	8,552	403
Wright Medical Group, Inc. *	9,400	227
Zoll Medical Corp. *	5,200	116

		13,510

Healthcare — Services - 1.7%
Air Methods Corp. *	2,900	106
Alliance Imaging, Inc. *	4,500	42
Amedisys, Inc. *	6,134	223
American Dental Partners, Inc. *	2,500	65
AMERIGROUP Corp. *	14,000	333
Amsurg Corp. *	8,200	198
Apria Healthcare Group, Inc. *	11,400	328
Assisted Living Concepts, Inc., Class A *	13,900	148
Bio-Reference Labs, Inc. *	2,800	77
Capital Senior Living Corp. *	6,200	58
Centene Corp. *	11,600	248
Emeritus Corp. *	1,100	34
Genesis HealthCare Corp. *	5,150	352
Gentiva Health Services, Inc. *	7,400	148
Healthsouth Corp. *	21,200	384
Healthways, Inc. *	9,300	440
Hythiam, Inc. *	7,200	62
Kindred Healthcare, Inc. *	7,800	240
LHC Group, Inc. *	3,200	84
Magellan Health Services, Inc. *	10,000	465
Matria Healthcare, Inc. *	5,700	173
Medcath Corp. *	3,100	99
Molina Healthcare, Inc. *	3,300	101
EQUITY INDEX FUNDS       11       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Healthcare — Services - 1.7% – (continued)
National Healthcare Corp.	1,700	$88
Nighthawk Radiology Holdings, Inc. *	6,200	112
Odyssey HealthCare, Inc. *	9,475	112
Option Care, Inc.	7,400	114
Psychiatric Solutions, Inc. *	14,500	526
Radiation Therapy Services, Inc. *	3,400	89
RehabCare Group, Inc. *	4,700	67
Res-Care, Inc. *	6,100	129
Skilled Healthcare Group, Inc., Class A *	6,900	107
Sun Healthcare Group, Inc. *	12,000	174
Sunrise Senior Living, Inc. *	11,600	464
Symbion, Inc. *	5,100	111

		6,501

Holding Companies — Diversified - 0.2%
Energy Infrastructure Acquisition Corp. *	3,600	35
Freedom Acquisition Holding, Inc. *	14,300	157
Information Services Group, Inc. *	6,000	46
Marathon Acquisition Corp. *	7,100	56
NTR Acquisition Co. *	4,300	41
Resource America, Inc., Class A	4,300	89
Star Maritime Acquisition Corp. *	5,200	64
Walter Industries, Inc.	12,900	373

		861

Home Builders - 0.6%
Amrep Corp.	400	19
Beazer Homes USA, Inc.	9,600	237
Brookfield Homes Corp.	3,267	95
Champion Enterprises, Inc. *	19,908	196
Fleetwood Enterprises, Inc. *	17,500	158
Hovnanian Enterprises, Inc., Class A *	9,700	160
M/I Homes, Inc.	3,300	88
Meritage Homes Corp. *	6,100	163
Monaco Coach Corp.	7,300	105
Palm Harbor Homes, Inc. *	2,812	40
Skyline Corp.	1,900	57
Standard-Pacific Corp.	15,900	279
WCI Communities, Inc. *	8,000	133
Williams Scotsman International, Inc. *	8,200	195
Winnebago Industries, Inc.	8,200	242

		2,167

Home Furnishings - 0.5%
American Woodmark Corp.	3,300	114
Audiovox Corp., Class A *	4,600	60
DTS, Inc. *	4,800	104
Ethan Allen Interiors, Inc.	6,900	236
Furniture Brands International, Inc.	12,400	176
Hooker Furniture Corp.	2,900	65
Kimball International, Inc., Class B	6,756	95
La-Z-Boy, Inc.	13,300	152
Sealy Corp.	10,200	168
Tempur-Pedic International, Inc.	20,800	539
TiVo, Inc. *	22,200	129
Universal Electronics, Inc. *	4,200	153

		1,991

Household Products/Wares - 0.8%
ACCO Brands Corp. *	13,100	302
American Greetings Corp., Class A	14,400	408
Blyth, Inc.	6,600	176
Central Garden and Pet Co., Class A *	17,400	204
CSS Industries, Inc.	1,900	75
Ennis, Inc.	7,000	165
Fossil, Inc. *	11,300	333
Helen of Troy Ltd. *	7,200	194
Playtex Products, Inc. *	15,300	227
Prestige Brands Holdings, Inc. *	9,110	118
Russ Berrie & Co., Inc. *	3,200	60
Spectrum Brands, Inc. *	10,100	68
Standard Register (The) Co.	4,900	56
Tupperware Brands Corp.	15,900	457
WD-40 Co.	4,570	150

		2,993

Housewares - 0.1%
Libbey, Inc.	3,200	69
Lifetime Brands, Inc.	3,100	63
National Presto Industries, Inc.	1,300	81

		213

Insurance - 3.7%
21st Century Insurance Group	9,000	197
Alfa Corp.	8,800	137
American Equity Investment Life Holding Co.	15,300	185
American Physicians Capital, Inc. *	2,700	109
Amerisafe, Inc. *	5,800	114
Amtrust Financial Services, Inc.	7,300	137
Argonaut Group, Inc.	8,400	262
NORTHERN FUNDS QUARTERLY REPORT       12       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Insurance - 3.7% – (continued)
Aspen Insurance Holdings Ltd.	21,700	$609
Assured Guaranty Ltd.	16,400	485
Baldwin & Lyons, Inc., Class B	2,250	59
Bristol West Holdings, Inc.	4,300	96
Citizens, Inc. of Texas *	6,100	43
CNA Surety Corp. *	4,400	83
Commerce Group, Inc.	14,700	510
Crawford & Co., Class B	6,400	43
Darwin Professional Underwriters, Inc. *	1,100	28
Delphi Financial Group, Inc., Class A	11,167	467
Donegal Group, Inc., Class A	3,577	53
eHealth, Inc. *	4,100	78
EMC Insurance Group, Inc.	1,600	40
Employers Holdings, Inc.	15,300	325
Enstar Group Ltd. *	1,600	193
FBL Financial Group, Inc., Class A	3,700	146
First Acceptance Corp. *	4,721	48
First Mercury Financial Corp. *	3,160	66
Flagstone Reinsurance Holdings Ltd. *	1,700	23
FPIC Insurance Group, Inc. *	2,900	118
Great American Financial Resources, Inc.	2,360	57
Greenlight Capital Re Ltd. *	1,400	32
Harleysville Group, Inc.	3,700	123
Hilb, Rogal & Hobbs Co.	9,600	412
Horace Mann Educators Corp.	11,600	246
Independence Holding Co.	1,480	30
Infinity Property & Casualty Corp.	5,600	284
IPC Holdings Ltd.	15,400	497
James River Group, Inc.	2,300	76
Kansas City Life Insurance Co.	1,100	51
LandAmerica Financial Group, Inc.	4,400	425
Max Capital Group Ltd.	14,600	413
Meadowbrook Insurance Group, Inc. *	6,900	76
Midland (The) Co.	3,200	150
Montpelier Re Holdings Ltd.	27,500	510
National Interstate Corp.	2,400	63
National Western Life Insurance Co., Class A	600	152
Navigators Group, Inc. *	3,600	194
NYMAGIC, Inc.	1,600	64
Odyssey Re Holdings Corp.	7,700	330
Ohio Casualty Corp.	15,600	676
Phoenix Companies (The), Inc.	30,400	456
Platinum Underwriters Holdings Ltd.	14,600	507
PMA Capital Corp., Class A *	9,100	97
Presidential Life Corp.	5,900	116
Primus Guaranty Ltd. *	10,100	108
ProAssurance Corp. *	8,946	498
PXRE Group Ltd. *	11,600	54
RAM Holdings Ltd. *	3,300	52
RLI Corp.	6,026	337
Safety Insurance Group, Inc.	3,900	162
Scottish Re Group Ltd. *	15,200	74
SeaBright Insurance Holdings, Inc. *	6,600	115
Security Capital Assurance Ltd.	5,300	164
Selective Insurance Group, Inc.	15,800	425
State Auto Financial Corp.	3,900	120
Stewart Information Services Corp.	4,700	187
Tower Group, Inc.	5,900	188
Triad Guaranty, Inc. *	3,100	124
United America Indemnity Ltd., Class A *	5,300	132
United Fire & Casualty Co.	5,700	202
Universal American Financial Corp. *	10,300	219
Zenith National Insurance Corp.	9,600	452

		14,304

Internet - 3.4%
1-800 Contacts, Inc. *	5,685	133
1-800-FLOWERS.COM, Inc., Class A *	7,200	68
24/7 Real Media, Inc. *	13,300	156
Agile Software Corp. *	15,400	124
Ariba, Inc. *	20,454	203
Art Technology Group, Inc. *	30,600	81
AsiaInfo Holdings, Inc. *	6,900	67
Authorize.Net Holdings, Inc. *	7,384	132
Avocent Corp. *	13,100	380
Blue Coat Systems, Inc. *	3,300	163
Blue Nile, Inc. *	3,600	217
Chordiant Software, Inc. *	9,320	146
CMGI, Inc. *	126,900	247
CNET Networks, Inc. *	39,200	321
Cogent Communications Group, Inc. *	13,400	400
comScore, Inc. *	701	16
CyberSource Corp. *	8,400	101
DealerTrack Holdings, Inc. *	8,200	302
Digital River, Inc. *	10,700	484
EQUITY INDEX FUNDS       13       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% — CONTINUED
Internet - 3.4% — (continued)
Earthlink, Inc. *	32,000	$239
eCollege.com, Inc. *	5,100	113
Equinix, Inc. *	8,401	768
eResearch Technology, Inc. *	13,475	128
FTD Group, Inc.	3,680	68
Global Sources Ltd. *	3,600	82
GSI Commerce, Inc. *	5,800	132
Harris Interactive, Inc. *	14,900	80
i2 Technologies, Inc. *	3,900	73
Ibasis, Inc. *	7,200	72
Imergent, Inc.	3,600	88
Infospace, Inc.	8,600	200
Internap Network Services Corp. *	13,490	195
Internet Capital Group, Inc. *	10,700	133
Interwoven, Inc. *	11,700	164
iPass, Inc. *	17,700	96
j2 Global Communications, Inc. *	12,800	447
Keynote Systems, Inc. *	2,900	48
Knot (The), Inc. *	7,800	157
Lionbridge Technologies *	16,400	97
Liquidity Services, Inc. *	2,300	43
LoopNet, Inc. *	6,300	147
Move, Inc. *	27,500	123
NetFlix, Inc. *	12,200	237
NIC, Inc.	10,500	72
On2 Technologies, Inc. *	32,200	97
Online Resources Corp. *	6,200	68
Openwave Systems, Inc.	21,433	134
Opsware, Inc. *	22,500	214
Overstock.com, Inc. *	4,900	90
Perficient, Inc. *	8,100	168
Priceline.com, Inc. *	9,566	658
RealNetworks, Inc. *	26,500	217
RightNow Technologies, Inc. *	5,600	92
S1 Corp. *	16,400	131
Safeguard Scientifics, Inc. *	33,000	93
Sapient Corp. *	21,100	163
Secure Computing Corp. *	13,200	100
Shutterfly, Inc. *	3,269	70
Sohu.com, Inc. *	7,100	227
SonicWALL, Inc. *	17,700	152
Stamps.com, Inc. *	5,250	72
TechTarget, Inc. *	1,147	15
Terremark Worldwide, Inc. *	11,400	74
TheStreet.com, Inc.	5,100	55
TIBCO Software, Inc. *	54,100	490
Travelzoo, Inc. *	1,500	40
TriZetto Group, Inc. *	11,800	228
United Online, Inc.	17,600	290
ValueClick, Inc. *	25,900	763
Vasco Data Security International, Inc. *	7,300	166
Vignette Corp. *	8,200	157
Vocus, Inc. *	3,900	98
Websense, Inc. *	11,700	249

		13,114

Investment Companies - 0.6%
Apollo Investment Corp.	27,943	601
Ares Capital Corp.	18,200	307
Capital Southwest Corp.	700	109
Compass Diversified Trust	6,800	121
Gladstone Capital Corp.	3,200	69
Hercules Technology Growth Capital, Inc.	6,800	92
Kayne Anderson Energy Development Co.	2,300	58
Kohlberg Capital Corp.	2,800	52
MCG Capital Corp.	15,400	247
MVC Capital, Inc.	6,100	115
NexCen Brands, Inc. *	9,800	109
NGP Capital Resources Co.	4,900	82
Patriot Capital Funding, Inc.	6,400	95
PennantPark Investment Corp.	3,100	43
Prospect Capital Corp.	4,000	70
Technology Investment Capital Corp.	5,500	87

		2,257

Iron/Steel - 0.2%
Claymont Steel, Inc. *	1,500	32
Olympic Steel, Inc.	2,300	66
Ryerson, Inc.	6,832	257
Schnitzer Steel Industries, Inc., Class A	5,700	274
Universal Stainless & Alloy *	2,100	74
Wheeling-Pittsburgh Corp. *	2,900	55

		758

Leisure Time - 0.6%
Ambassadors Group, Inc.	4,900	174
Ambassadors International, Inc.	2,800	93
NORTHERN FUNDS QUARTERLY REPORT     14     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% — CONTINUED
Leisure Time - 0.6% — (continued)
Arctic Cat, Inc.	3,525	$70
Callaway Golf Co.	18,700	333
K2, Inc. *	12,900	196
Life Time Fitness, Inc. *	8,200	436
Marine Products Corp.	3,300	27
Multimedia Games, Inc. *	7,800	100
Nautilus, Inc.	8,137	98
Polaris Industries, Inc.	9,301	504
Town Sports International Holdings, Inc. *	3,500	68
WMS Industries, Inc. *	10,500	303

		2,402

Lodging - 0.4%
Ameristar Casinos, Inc.	6,600	229
Gaylord Entertainment Co. *	10,600	569
Lodgian, Inc. *	5,570	84
Marcus Corp.	5,525	131
Monarch Casino & Resort, Inc. *	2,800	75
Morgans Hotel Group Co. *	5,100	124
MTR Gaming Group, Inc. *	6,400	99
Riviera Holdings Corp. *	3,000	109
Trump Entertainment Resorts, Inc. *	8,500	107

		1,527

Machinery — Construction & Mining - 0.2%
Astec Industries, Inc. *	4,600	194
Bucyrus International, Inc., Class A	9,500	673

		867

Machinery — Diversified - 1.3%
Albany International Corp., Class A	7,367	298
Applied Industrial Technologies, Inc.	11,153	329
Briggs & Stratton Corp.	12,800	404
Cascade Corp.	3,100	243
Chart Industries, Inc. *	3,900	111
Cognex Corp.	11,443	258
Columbus McKinnon Corp. of New York *	5,000	161
Flow International Corp. *	8,400	106
Gehl Co. *	2,940	89
Gerber Scientific, Inc. *	6,200	72
Gorman-Rupp (The) Co.	3,187	102
Hurco Cos., Inc. *	1,700	85
Intermec, Inc. *	14,900	377
Intevac, Inc. *	6,200	132
iRobot Corp. *	4,600	91
Kadant, Inc. *	3,820	119
Lindsay Corp.	3,055	135
Middleby Corp. *	3,600	216
NACCO Industries, Inc., Class A	1,500	233
Nordson Corp.	8,200	411
Robbins & Myers, Inc.	3,600	191
Sauer-Danfoss, Inc.	2,900	86
Tecumseh Products Co., Class A *	4,700	74
Tennant Co.	4,500	164
TurboChef Technologies, Inc. *	5,900	82
Twin Disc, Inc.	1,400	101
Wabtec Corp.	12,574	460

		5,130

Media - 1.4%
Acacia Research — Acacia Technologies *	7,600	123
Belo Corp., Class A	22,000	453
Charter Communications, Inc., Class A *	103,700	420
Citadel Broadcasting Corp.	47,300	305
CKX, Inc. *	11,200	155
Courier Corp.	2,825	113
Cox Radio, Inc., Class A *	8,600	122
Crown Media Holdings, Inc., Class A *	4,000	29
Cumulus Media, Inc., Class A *	9,176	86
DG FastChannel, Inc. *	4,000	81
Emmis Communications Corp., Class A	8,871	82
Entercom Communications Corp., Class A	8,600	214
Entravision Communications Corp., Class A *	18,400	192
Fisher Communications, Inc. *	2,100	107
GateHouse Media, Inc.	4,450	82
Gemstar-TV Guide International, Inc. *	65,000	320
Gray Television, Inc.	11,800	109
Journal Communications, Inc., Class A	12,000	156
Lee Enterprises, Inc.	11,900	248
Lin TV Corp., Class A *	7,100	133
Lodgenet Entertainment Corp. *	5,400	173
Martha Stewart Living Omnimedia, Inc., Class A	6,800	117
Media General, Inc., Class A	6,000	200
Mediacom Communications Corp., Class A *	15,200	147
Nexstar Broadcasting Group, Inc., Class A *	600	8
Playboy Enterprises, Inc., Class B *	5,800	66
Primedia, Inc. *	72,900	208
Radio One, Inc., Class D *	19,800	140
EQUITY INDEX FUNDS     15     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% — CONTINUED
Media - 1.4% — (continued)
Salem Communications Corp., Class A	2,900	$32
Scholastic Corp. *	8,900	320
Sinclair Broadcast Group, Inc., Class A	12,500	178
Spanish Broadcasting System, Inc., Class A *	12,600	54
Sun-Times Media Group, Inc., Class A	18,071	95
Value Line, Inc.	400	17
Westwood One, Inc.	19,300	139
World Wrestling Entertainment, Inc., Class A	5,800	93

		5,517

Metal Fabrication/Hardware - 1.0%
Ampco-Pittsburgh Corp.	2,100	84
Castle (A.M.) & Co.	2,800	101
CIRCOR International, Inc.	4,400	178
Dynamic Materials Corp.	3,300	124
Foster (L.B.) Co., Class A *	3,300	95
Haynes International, Inc. *	2,900	245
Kaydon Corp.	7,313	381
Ladish Co., Inc. *	3,800	163
Lawson Products, Inc.	1,040	40
Mueller Industries, Inc.	9,600	331
Mueller Water Products, Inc., Class A	29,800	508
Northwest Pipe Co. *	1,700	60
Quanex Corp.	9,600	467
RBC Bearings, Inc. *	5,600	231
Sun Hydraulics, Inc.	2,300	113
Trimas Corp. *	2,900	35
Valmont Industries, Inc.	4,900	357
Worthington Industries, Inc.	17,900	388

		3,901

Mining - 1.0%
AMCOL International Corp.	6,014	164
Apex Silver Mines Ltd. *	15,900	321
Brush Engineered Materials, Inc. *	5,300	222
Century Aluminum Co. *	6,300	344
Coeur D’alene Mines Corp. *	72,300	260
Compass Minerals International, Inc.	8,300	288
Hecla Mining Co. *	31,700	271
Idaho General Mines, Inc. *	14,200	90
Kaiser Aluminum Corp. *	4,100	299
Royal Gold, Inc.	5,300	126
RTI International Metals, Inc. *	6,000	452
Stillwater Mining Co. *	11,350	125
U.S. Gold Corp. *	14,200	78
Uranium Resources, Inc. *	14,500	160
USEC, Inc. *	22,700	499

		3,699

Miscellaneous Manufacturing - 1.9%
Actuant Corp., Class A	7,055	445
Acuity Brands, Inc.	11,300	681
American Railcar Industries, Inc.	2,500	97
Ameron International Corp.	2,400	216
Aptargroup, Inc.	17,900	637
AZZ, Inc. *	2,600	87
Barnes Group, Inc.	11,264	357
Blount International, Inc. *	10,400	136
Ceradyne, Inc. *	7,050	521
Clarcor, Inc.	13,324	499
EnPro Industries, Inc. *	5,600	240
ESCO Technologies, Inc. *	6,700	243
Federal Signal Corp.	12,400	197
Freightcar America, Inc.	3,400	163
GenTek, Inc. *	2,800	99
Griffon Corp. *	7,763	169
Hexcel Corp. *	24,507	516
Koppers Holdings, Inc.	4,000	135
Lancaster Colony Corp.	5,800	243
LSB Industries, Inc. *	4,500	96
Matthews International Corp., Class A	8,700	379
Myers Industries, Inc.	7,306	162
Park-Ohio Holdings Corp. *	1,400	38
Raven Industries, Inc.	4,400	157
Reddy Ice Holdings, Inc.	4,600	131
Smith & Wesson Holding Corp. *	8,300	139
Smith (A.O.) Corp.	5,300	211
Standex International Corp.	3,500	100
Sturm Ruger & Co., Inc. *	4,900	76
Tredegar Corp.	8,950	191

		7,361

Office Furnishings - 0.3%
Herman Miller, Inc.	17,400	550
Interface, Inc., Class A	13,100	247
Knoll, Inc.	11,860	266

		1,063

NORTHERN FUNDS QUARTERLY REPORT     16     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% — CONTINUED
Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.	27,900	$436
Oil & Gas - 2.8%
Alon USA Energy, Inc.	3,800	167
APCO Argentina, Inc.	200	17
Arena Resources, Inc. *	3,200	186
Atlas America, Inc.	6,460	347
ATP Oil & Gas Corp. *	6,000	292
Atwood Oceanics, Inc. *	7,100	487
Berry Petroleum Co., Class A	9,700	365
Bill Barrett Corp. *	7,670	282
Bois d’Arc Energy, Inc. *	4,600	78
BPZ Energy, Inc. *	9,500	53
Brigham Exploration Co. *	12,500	73
Bronco Drilling Co., Inc. *	7,600	125
Callon Petroleum Co. *	5,500	78
Carrizo Oil & Gas, Inc. *	5,900	245
Clayton Williams Energy, Inc. *	1,500	40
Comstock Resources, Inc. *	11,600	348
Contango Oil & Gas Co. *	3,300	120
Crosstex Energy, Inc.	10,489	301
Delek US Holdings, Inc.	2,800	75
Delta Petroleum Corp. *	18,000	361
Edge Petroleum Corp. *	8,500	119
Encore Acquisition Co. *	13,800	384
Energy Partners Ltd. *	7,367	123
EXCO Resources, Inc. *	17,100	298
FX Energy, Inc. *	10,700	98
GeoGlobal Resources, Inc. *	8,600	44
GeoMet, Inc. *	2,988	23
GMX Resources, Inc. *	2,600	90
Goodrich Petroleum Corp. *	3,500	121
Grey Wolf, Inc. *	48,000	396
Gulfport Energy Corp. *	6,000	120
Harvest Natural Resources, Inc. *	10,200	121
Mariner Energy, Inc. *	21,661	525
McMoRan Exploration Co. *	6,700	94
Meridian Resource Corp. *	23,512	71
Oilsands Quest, Inc. *	23,600	58
Parallel Petroleum Corp. *	10,300	226
Parker Drilling Co. *	29,200	308
Penn Virginia Corp.	9,700	390
Petrohawk Energy Corp. *	44,200	701
Petroleum Development Corp. *	4,302	204
Petroquest Energy, Inc. *	11,300	164
Pioneer Drilling Co. *	11,400	170
Rosetta Resources, Inc. *	13,170	284
Stone Energy Corp. *	7,476	256
Sulphco, Inc. *	10,300	37
Swift Energy Co. *	7,890	337
Toreador Resources Corp. *	4,700	71
TXCO Resources, Inc. *	8,000	82
Vaalco Energy, Inc. *	15,800	76
Venoco, Inc. *	3,563	67
Warren Resources, Inc. *	14,630	171
Whiting Petroleum Corp. *	9,600	389

		10,658

Oil & Gas Services - 1.7%
Allis-Chalmers Energy, Inc. *	7,300	168
Basic Energy Services, Inc. *	9,800	251
Cal Dive International, Inc. *	4,533	75
CARBO Ceramics, Inc.	5,200	228
Complete Production Services, Inc. *	11,900	308
Dawson Geophysical Co. *	2,300	141
Dril-Quip, Inc. *	6,500	292
Flotek Industries, Inc. *	2,500	150
Geokinetics, Inc. *	2,200	68
Gulf Island Fabrication, Inc.	3,400	118
Hanover Compressor Co. *	23,968	572
Hercules Offshore, Inc. *	6,300	204
Horizon Offshore, Inc. *	7,800	150
Hornbeck Offshore Services, Inc. *	5,900	229
Input/Output, Inc. *	18,400	287
Lufkin Industries, Inc.	4,000	258
Markwest Hydrocarbon, Inc.	1,650	95
Matrix Service Co. *	6,900	171
NATCO Group, Inc., Class A *	4,100	189
Newpark Resources, Inc. *	23,280	180
Oil States International, Inc. *	12,800	529
RPC, Inc. *	8,841	151
Superior Offshore International, Inc. *	2,300	42
Superior Well Services, Inc. *	3,300	84
T-3 Energy Services, Inc. *	500	17
Trico Marine Services, Inc. *	3,300	135
Union Drilling, Inc. *	3,800	62
EQUITY INDEX FUNDS     17     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% — CONTINUED
Oil & Gas Services - 1.7% — (continued)
Universal Compression Holdings, Inc. *	7,800	$565
W-H Energy Services, Inc. *	8,000	495
Willbros Group, Inc. *	7,300	217

		6,431

Packaging & Containers - 0.3%
AEP Industries, Inc. *	1,800	81
Chesapeake Corp.	5,300	67
Graphic Packaging Corp. *	21,500	104
Greif, Inc., Class A	8,600	513
Silgan Holdings, Inc.	6,300	348

		1,113

Pharmaceuticals - 3.0%
Acadia Pharmaceuticals, Inc. *	8,800	120
Adams Respiratory Therapeutics, Inc. *	8,900	351
Akorn, Inc. *	15,000	105
Alexza Pharmaceuticals, Inc. *	4,100	34
Alkermes, Inc. *	26,100	381
Allos Therapeutics, Inc. *	8,300	37
Alnylam Pharmaceuticals, Inc. *	9,000	137
Alpharma, Inc., Class A	11,450	298
Altus Pharmaceuticals, Inc. *	4,400	51
Amicus Therapeutics, Inc. *	3,900	45
Animal Health International, Inc. *	1,987	29
Array Biopharma, Inc. *	10,700	125
Auxilium Pharmaceuticals, Inc. *	8,200	131
Bentley Pharmaceuticals, Inc. *	5,500	67
Biodel, Inc. *	339	7
Bioenvision, Inc. *	15,900	92
BioMarin Pharmaceuticals, Inc. *	24,400	438
Bradley Pharmaceuticals, Inc. *	4,100	89
Cadence Pharmaceuticals, Inc. *	3,163	38
Cubist Pharmaceuticals, Inc. *	14,400	284
CV Therapeutics, Inc. *	14,000	185
Cypress Bioscience, Inc. *	9,200	122
CytRx Corp. *	25,300	79
Dendreon Corp. *	22,900	162
Discovery Laboratories, Inc. *	24,900	70
Durect Corp. *	16,700	64
HealthExtras, Inc. *	7,400	219
I-Flow Corp. *	6,400	107
Idenix Pharmaceuticals, Inc. *	6,800	40
Indevus Pharmaceuticals, Inc. *	17,800	120
Isis Pharmaceuticals, Inc. *	20,000	194
Javelin Pharmaceuticals, Inc. *	9,600	59
KV Pharmaceutical Co., Class A *	10,100	275
Ligand Pharmaceuticals, Inc., Class B	21,500	148
Mannatech, Inc.	4,700	75
MannKind Corp. *	9,800	121
Medarex, Inc. *	33,000	472
Medicines Co. *	13,500	238
Medicis Pharmaceutical Corp., Class A	14,700	449
MGI Pharma, Inc. *	21,100	472
Nabi Biopharmaceuticals *	16,500	76
Nastech Pharmaceutical Co., Inc. *	7,500	82
Neurocrine Biosciences, Inc. *	10,400	117
Neurogen Corp. *	6,400	42
Noven Pharmaceuticals, Inc. *	6,500	152
Obagi Medical Products, Inc. *	1,100	19
Onyx Pharmaceuticals, Inc. *	12,000	323
OSI Pharmaceuticals, Inc. *	15,000	543
Osiris Therapeutics, Inc. *	2,600	35
Pain Therapeutics, Inc. *	9,700	84
Par Pharmaceutical Cos., Inc. *	9,300	263
Penwest Pharmaceuticals Co. *	6,900	86
Perrigo Co.	21,000	411
PetMed Express, Inc. *	6,600	85
Pharmion Corp. *	6,700	194
Pozen, Inc. *	6,900	125
Progenics Pharmaceuticals, Inc. *	6,600	142
Rigel Pharmaceuticals, Inc. *	7,100	63
Salix Pharmaceuticals Ltd. *	12,700	156
Santarus, Inc. *	15,200	79
Sciele Pharma, Inc. *	8,500	200
Sirtris Pharmaceuticals, Inc. *	142	1
Somaxon Pharmaceuticals, Inc. *	3,300	40
Synta Pharmaceuticals Corp. *	1,700	14
Tanox, Inc. *	6,700	130
United Therapeutics Corp. *	5,400	344
USANA Health Sciences, Inc. *	2,400	107
Valeant Pharmaceuticals International	25,100	419
Vanda Pharmaceuticals, Inc. *	7,300	148
Viropharma, Inc. *	18,600	257
Vivus, Inc. *	12,700	66
Xenoport, Inc. *	5,800	258
NORTHERN FUNDS QUARTERLY REPORT     18     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% — CONTINUED
Pharmaceuticals - 3.0% — (continued)
Zymogenetics, Inc. *	10,300	$150

		11,741

Real Estate - 0.2%
Affordable Residential Communities *	11,674	138
Avatar Holdings, Inc. *	1,600	123
Consolidated-Tomoka Land Co. of Florida	1,600	111
Grubb & Ellis Co. *	5,400	63
HFF, Inc., Class A *	3,800	59
Meruelo Maddux Properties, Inc. *	12,300	100
Tarragon Corp. *	3,962	33
Thomas Properties Group, Inc.	5,000	80

		707

Real Estate Investment Trusts - 6.3%
Acadia Realty Trust	8,685	225
Agree Realty Corp.	2,100	66
Alesco Financial, Inc.	16,600	135
Alexander’s, Inc. *	500	202
Alexandria Real Estate Equities, Inc.	7,699	745
American Campus Communities, Inc.	6,300	178
American Financial Realty Trust	33,800	349
American Home Mortgage Investment Corp.	12,005	221
Anthracite Capital, Inc.	15,600	183
Anworth Mortgage Asset Corp.	12,400	112
Arbor Realty Trust, Inc.	4,000	103
Ashford Hospitality Trust, Inc.	29,781	350
Associated Estates Realty Corp.	2,600	41
BioMed Realty Trust, Inc.	17,600	442
BRT Realty Trust	900	23
Capital Lease Funding, Inc.	9,100	98
Capital Trust, Inc. of New York, Class A	2,800	96
CBRE Realty Finance, Inc.	6,000	71
Cedar Shopping Centers, Inc.	9,000	129
Corporate Office Properties Trust	9,917	407
Cousins Properties, Inc.	10,300	299
Crescent Real Estate Equities Co.	20,500	460
Crystal River Capital, Inc.	5,600	136
DCT Industrial Trust, Inc.	43,700	470
Deerfield Triarc Capital Corp.	13,900	203
DiamondRock Hospitality Co.	23,400	446
Digital Realty Trust, Inc.	13,100	494
EastGroup Properties, Inc.	6,500	285
Education Realty Trust, Inc.	8,760	123
Entertainment Properties Trust	7,200	387
Equity Inns, Inc.	15,000	336
Equity Lifestyle Properties, Inc.	5,300	277
Equity One, Inc.	10,300	263
Extra Space Storage, Inc.	15,700	259
FelCor Lodging Trust, Inc.	16,200	422
First Industrial Realty Trust, Inc.	11,800	457
First Potomac Realty Trust	6,300	147
Franklin Street Properties Corp.	15,742	260
Getty Realty Corp.	4,800	126
Glimcher Realty Trust	10,100	253
GMH Communities Trust	10,800	105
Gramercy Capital Corp. of New York	5,100	140
Healthcare Realty Trust, Inc.	12,400	344
Hersha Hospitality Trust	8,400	99
Highland Hospitality Corp.	16,300	313
Highwoods Properties, Inc.	14,600	548
Home Properties, Inc.	8,600	447
IMPAC Mortgage Holdings, Inc.	20,900	96
Inland Real Estate Corp.	17,600	299
Innkeepers USA Trust	11,800	209
Investors Real Estate Trust	12,700	131
JER Investors Trust, Inc.	7,100	107
Kite Realty Group Trust	7,200	137
LaSalle Hotel Properties	10,400	452
Lexington Realty Trust	17,140	357
LTC Properties, Inc.	6,400	146
Luminent Mortgage Capital, Inc.	11,300	114
Maguire Properties, Inc.	9,700	333
Medical Properties Trust, Inc.	11,000	146
MFA Mortgage Investments, Inc.	21,700	158
Mid-America Apartment Communities, Inc.	6,500	341
Mission West Properties	3,400	47
National Health Investors, Inc.	6,500	206
National Retail Properties, Inc.	17,300	378
Nationwide Health Properties, Inc.	22,700	617
Newcastle Investment Corp.	12,000	301
NorthStar Realty Finance Corp.	17,600	220
Novastar Financial, Inc.	10,900	76
OMEGA Healthcare Investors, Inc.	15,800	250
Parkway Properties, Inc. of Maryland	3,900	187
Pennsylvania Real Estate Investment Trust	8,301	368
EQUITY INDEX FUNDS     19     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS — 97.3% – CONTINUED
Real Estate Investment Trusts - 6.3% – (continued)
Post Properties, Inc.	11,300	$589
Potlatch Corp.	10,160	437
PS Business Parks, Inc.	4,300	272
Quadra Realty Trust, Inc. *	2,600	33
RAIT Financial Trust	16,800	437
Ramco-Gershenson Properties	4,600	165
Realty Income Corp.	27,000	680
Redwood Trust, Inc.	5,300	256
Republic Property Trust	7,400	91
Resource Capital Corp.	4,400	62
Saul Centers, Inc.	3,000	136
Senior Housing Properties Trust	20,200	411
Sovran Self Storage, Inc.	4,900	236
Spirit Finance Corp.	27,940	407
Strategic Hotels & Resorts, Inc.	19,262	433
Sun Communities, Inc.	4,900	146
Sunstone Hotel Investors, Inc.	15,700	446
Tanger Factory Outlet Centers, Inc.	8,100	303
U-Store-It Trust	12,900	211
Universal Health Realty Income Trust	3,300	110
Urstadt Biddle Properties, Inc., Class A	5,800	99
Washington Real Estate Investment Trust	12,200	415
Winston Hotels, Inc.	7,900	119
Winthrop Realty Trust	9,200	64

		24,509

Retail - 6.0%
99 Cents Only Stores *	12,200	160
AC Moore Arts & Crafts, Inc. *	4,400	86
Aeropostale, Inc. *	13,400	558
AFC Enterprises *	8,200	142
Applebee’s International, Inc.	19,400	468
Asbury Automotive Group, Inc.	5,800	145
Bebe Stores, Inc.	6,500	104
Benihana, Inc., Class A *	2,400	48
Big 5 Sporting Goods Corp.	6,200	158
BJ’s Restaurants, Inc. *	3,800	75
Blockbuster, Inc., Class A *	49,800	215
Bob Evans Farms, Inc.	9,300	343
Bon-Ton Stores (The), Inc.	2,600	104
Books-A-Million, Inc.	4,700	80
Borders Group, Inc.	15,200	290
Brown Shoe Co., Inc.	11,400	277
Buckle (The), Inc.	3,900	154
Buffalo Wild Wings, Inc. *	4,000	166
Build-A-Bear Workshop, Inc. *	4,000	105
Cabela’s, Inc. *	8,800	195
Cache, Inc. *	3,300	44
California Pizza Kitchen, Inc. *	8,100	174
Carrols Restaurant Group, Inc. *	1,600	24
Casey’s General Stores, Inc.	13,100	357
Cash America International, Inc.	7,700	305
Casual Male Retail Group, Inc. *	10,800	109
Cato (The) Corp., Class A	8,400	184
CBRL Group, Inc.	6,400	272
CEC Entertainment, Inc. *	7,392	260
Charlotte Russe Holding, Inc. *	5,900	159
Charming Shoppes, Inc. *	32,100	348
Children’s Place Retail Stores (The), Inc. *	5,800	299
Chipotle Mexican Grill, Inc., Class B *	8,300	653
Christopher & Banks Corp.	9,425	162
Citi Trends, Inc. *	4,000	152
CKE Restaurants, Inc.	16,300	327
Conn’s, Inc. *	2,600	74
CSK Auto Corp. *	12,000	221
DEB Shops, Inc.	1,400	39
Denny’s Corp. *	26,300	117
Domino’s Pizza, Inc.	10,400	190
Dress Barn, Inc. *	12,400	254
DSW, Inc., Class A *	4,400	153
Eddie Bauer Holdings, Inc. *	6,900	89
Ezcorp, Inc., Class A *	9,800	130
Finish Line (The), Inc., Class A	11,700	107
First Cash Financial Services, Inc. *	7,500	176
Fred’s, Inc.	11,025	147
Gander Mountain Co. *	2,300	26
Genesco, Inc. *	5,900	309
Group 1 Automotive, Inc.	6,300	254
Guitar Center, Inc. *	7,700	460
Haverty Furniture Cos., Inc.	6,200	72
Hibbett Sports, Inc. *	8,743	239
HOT Topic, Inc. *	12,125	132
IHOP Corp.	5,000	272
Insight Enterprises, Inc. *	13,050	294
J Crew Group, Inc. *	9,800	530
NORTHERN FUNDS QUARTERLY REPORT       20       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Retail - 6.0% – (continued)
Jack in the Box, Inc. *	8,100	$575
Jamba, Inc. *	15,300	140
Jo-Ann Stores, Inc. *	6,610	188
Jos. A. Bank Clothiers, Inc. *	4,633	192
Kenneth Cole Productions, Inc., Class A	2,542	63
Krispy Kreme Doughnuts, Inc. *	15,100	140
Landry’s Restaurants, Inc.	4,484	136
Lithia Motors, Inc., Class A	4,300	109
Longs Drug Stores Corp.	8,600	452
MarineMax, Inc. *	4,500	90
McCormick & Schmick’s Seafood Restaurants, Inc. *	3,300	86
Men’s Wearhouse, Inc.	13,700	700
Morton’s Restaurant Group, Inc. *	2,700	49
Movado Group, Inc.	4,500	152
New York & Co., Inc. *	5,900	65
Nu Skin Enterprises, Inc., Class A	14,800	244
O’Charleys, Inc.	6,300	127
P.F. Chang’s China Bistro, Inc. *	6,700	236
Pacific Sunwear of California, Inc. *	18,200	400
Pantry (The), Inc. *	5,900	272
Papa John’s International, Inc. *	6,550	188
Payless Shoesource, Inc. *	16,900	533
PC Connection, Inc. *	1,000	13
Pep Boys — Manny, Moe & Jack	10,900	220
Pier 1 Imports, Inc.	22,900	194
Pricesmart, Inc.	2,800	69
Rare Hospitality International, Inc. *	7,975	213
Red Robin Gourmet Burgers, Inc. *	4,500	182
Regis Corp.	11,500	440
Retail Ventures, Inc. *	6,200	100
Ruby Tuesday, Inc.	14,100	371
Rush Enterprises, Inc., Class A *	5,900	128
Ruth’s Chris Steak House *	4,800	82
Sally Beauty Holdings, Inc. *	22,500	202
School Specialty, Inc. *	5,750	204
Select Comfort Corp. *	14,250	231
Shoe Carnival, Inc. *	2,300	63
Sonic Automotive, Inc., Class A	8,100	235
Sonic Corp. *	17,300	383
Stage Stores, Inc.	11,475	240
Steak n Shake (The) Co. *	7,704	129
Stein Mart, Inc.	7,100	87
Syms Corp. *	1,600	32
Systemax, Inc.	2,200	46
Talbots, Inc.	6,200	155
Texas Roadhouse, Inc., Class A *	14,300	183
Triarc Cos., Inc., Class B	16,803	264
Tuesday Morning Corp.	8,200	101
Tween Brands, Inc. *	7,900	352
Under Armour, Inc., Class A *	6,000	274
West Marine, Inc. *	4,100	56
Wet Seal (The), Inc., Class A *	18,500	111
World Fuel Services Corp.	7,500	315
Zale Corp. *	12,700	302
Zumiez, Inc. *	4,100	155

		23,256

Savings & Loans - 1.3%
Abington Bancorp, Inc.	2,400	23
Anchor BanCorp Wisconsin, Inc.	5,300	139
BankAtlantic Bancorp, Inc., Class A	11,600	100
BankFinancial Corp.	6,700	103
BankUnited Financial Corp., Class A	8,600	173
Berkshire Hills Bancorp, Inc.	2,400	76
Brookline Bancorp, Inc.	16,903	195
Clifton Savings Bancorp, Inc.	3,400	37
Dime Community Bancshares	6,825	90
Downey Financial Corp.	5,500	363
First Financial Holdings, Inc.	3,300	108
First Niagara Financial Group, Inc.	27,919	366
First Place Financial Corp. of Ohio	4,800	101
FirstFed Financial Corp. *	4,250	241
Flagstar Bancorp, Inc.	11,200	135
Flushing Financial Corp.	5,425	87
Franklin Bank Corp. of Houston *	6,400	95
Investors Bancorp, Inc. *	13,200	177
Kearny Financial Corp.	5,900	79
KNBT Bancorp, Inc.	8,000	118
MAF Bancorp, Inc.	8,536	463
NASB Financial, Inc.	1,000	34
NewAlliance Bancshares, Inc.	29,400	433
Northwest Bancorp, Inc.	4,700	123
Partners Trust Financial Group, Inc.	12,330	129
PFF Bancorp, Inc.	6,190	173
Provident Financial Services, Inc.	17,329	273
EQUITY INDEX FUNDS      21       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Savings & Loans - 1.3% – (continued)
Provident New York Bancorp	11,661	$157
Rockville Financial, Inc.	2,200	33
Roma Financial Corp.	3,000	50
TierOne Corp.	4,700	141
United Community Financial Corp. of Ohio	7,400	74
ViewPoint Financial Group	3,300	57
Wauwatosa Holdings, Inc. *	2,900	48
Westfield Financial, Inc.	3,937	39
WSFS Financial Corp.	1,600	105

		5,138

Semiconductors - 3.1%
Actel Corp. *	7,100	99
Advanced Analogic Technologies, Inc. *	11,200	109
AMIS Holdings, Inc. *	15,500	194
Amkor Technology, Inc. *	28,000	441
Anadigics, Inc. *	14,300	197
Applied Micro Circuits Corp. *	73,500	184
Asyst Technologies, Inc. *	13,800	100
ATMI, Inc. *	8,900	267
AuthenTec, Inc. *	337	3
Axcelis Technologies, Inc. *	27,700	180
Brooks Automation, Inc. *	19,644	357
Cabot Microelectronics Corp. *	6,200	220
Cavium Networks, Inc. *	1,196	27
Cirrus Logic, Inc. *	22,900	190
Cohu, Inc.	6,200	138
Conexant Systems, Inc. *	129,900	179
Credence Systems Corp. *	27,480	99
Diodes, Inc. *	5,425	227
DSP Group, Inc. *	7,400	151
Emulex Corp. *	22,100	483
Entegris, Inc. *	25,787	306
Exar Corp. *	8,600	115
Formfactor, Inc. *	12,400	475
Genesis Microchip, Inc. *	9,700	91
Hittite Microwave Corp. *	3,800	162
IPG Photonics Corp. *	2,762	55
IXYS Corp. *	7,400	62
Kulicke & Soffa Industries, Inc. *	15,600	163
Lattice Semiconductor Corp. *	29,800	170
LTX Corp. *	16,700	93
Mattson Technology, Inc. *	14,400	140
Micrel, Inc.	14,400	183
Microsemi Corp. *	19,100	457
Microtune, Inc. *	14,500	76
MIPS Technologies, Inc. *	11,900	105
MKS Instruments, Inc. *	12,400	344
Monolithic Power Systems, Inc. *	6,400	112
Netlogic Microsystems, Inc. *	4,400	140
Omnivision Technologies, Inc. *	14,600	264
ON Semiconductor Corp. *	64,300	689
Pericom Semiconductor Corp. *	7,100	79
Photronics, Inc. *	10,800	161
PLX Technology, Inc. *	6,800	76
PMC — Sierra, Inc. *	53,500	414
Rudolph Technologies, Inc. *	6,632	110
Semitool, Inc. *	6,100	59
Semtech Corp. *	18,800	326
Silicon Image, Inc. *	22,300	191
Sirf Technology Holdings, Inc. *	14,000	290
Skyworks Solutions, Inc. *	41,500	305
Spansion, Inc., Class A *	22,000	244
Standard Microsystems Corp. *	6,100	209
Supertex, Inc. *	3,300	103
Syntax-Brillian Corp. *	13,000	64
Techwell, Inc. *	4,700	62
Tessera Technologies, Inc. *	12,700	515
TriQuint Semiconductor, Inc. *	38,354	194
Ultra Clean Holdings *	5,900	83
Ultratech, Inc. *	6,500	87
Veeco Instruments, Inc. *	8,300	172
Volterra Semiconductor Corp. *	5,300	75
Zoran Corp. *	12,865	258

		12,124

Software - 3.5%
Actuate Corp. *	15,500	105
Advent Software, Inc. *	4,700	153
Allscripts Healthcare Solutions, Inc. *	13,800	352
American Reprographics Co. *	7,140	220
Ansys, Inc. *	19,200	509
Aspen Technology, Inc. *	23,700	332
Avid Technology, Inc. *	11,400	403
Blackbaud, Inc.	11,416	252
Blackboard, Inc. *	7,400	312
NORTHERN FUNDS QUARTERLY REPORT       22       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Software - 3.5% – (continued)
Borland Software Corp. *	21,400	$127
Bottomline Technologies, Inc. *	5,600	69
Commvault Systems, Inc. *	10,147	175
Computer Programs & Systems, Inc.	2,600	81
Concur Technologies, Inc. *	8,800	201
CSG Systems International, Inc. *	11,300	300
Digi International, Inc. *	6,800	100
DivX, Inc. *	5,300	80
Double-Take Software, Inc. *	3,000	49
Eclipsys Corp. *	12,200	242
eFunds Corp. *	12,300	434
Epicor Software Corp. *	15,600	232
EPIQ Systems, Inc. *	6,225	101
FalconStor Software, Inc. *	10,500	111
Glu Mobile, Inc. *	1,900	26
Infocrossing, Inc. *	4,700	87
Informatica Corp. *	22,700	335
infoUSA, Inc.	9,150	94
Innerworkings, Inc. *	4,894	78
InPhonic, Inc. *	6,500	30
Inter-Tel, Inc.	5,800	139
Interactive Intelligence, Inc. *	2,800	58
INVESTools, Inc. *	15,000	149
JDA Software Group, Inc. *	8,000	157
Lawson Software, Inc. *	33,600	332
Mantech International Corp., Class A *	4,900	151
MicroStrategy, Inc., Class A *	2,500	236
Midway Games, Inc. *	9,789	62
MSC.Software Corp. *	10,000	135
Nuance Communications, Inc. *	35,110	587
Omnicell, Inc. *	8,500	177
Omniture, Inc. *	7,900	181
OpenTV Corp., Class A *	18,700	40
Packeteer, Inc. *	9,600	75
Parametric Technology Corp. *	30,120	651
PDF Solutions, Inc. *	5,800	69
Pegasystems, Inc.	3,400	37
Phase Forward, Inc. *	11,600	195
Progress Software Corp. *	10,600	337
PROS Holdings, Inc. *	700	9
QAD, Inc.	3,900	32
Quality Systems, Inc.	4,500	171
Quest Software, Inc. *	18,100	293
Renaissance Learning, Inc.	2,300	30
Schawk, Inc.	4,400	88
Seachange International, Inc. *	5,800	45
Smith Micro Software, Inc. *	8,500	128
Solera Holdings, Inc. *	5,900	114
SourceForge, Inc. *	18,500	78
SPSS, Inc. *	4,800	212
Sybase, Inc. *	23,700	566
Synchronoss Technologies, Inc. *	4,400	129
SYNNEX Corp. *	3,400	70
Take-Two Interactive Software, Inc. *	18,900	378
Taleo Corp., Class A *	4,900	110
THQ, Inc. *	17,225	526
Transaction Systems Architects, Inc. *	9,600	323
Trident Microsystems, Inc. *	14,800	272
Ultimate Software Group, Inc. *	6,600	191
Visual Sciences, Inc. *	6,000	93
Wind River Systems, Inc. *	19,400	213

		13,429

Storage/Warehousing - 0.1%
Mobile Mini, Inc. *	9,500	277

Telecommunications - 4.4%
3Com Corp. *	101,000	417
Acme Packet, Inc. *	4,700	54
Adaptec, Inc. *	31,300	119
Adtran, Inc.	15,300	397
Aeroflex, Inc. *	19,400	275
Alaska Communications Systems Group, Inc.	11,500	182
Anaren, Inc. *	4,600	81
Andrew Corp. *	40,400	583
Anixter International, Inc. *	8,000	602
Arris Group, Inc. *	28,300	498
Atheros Communications, Inc. *	14,100	435
Atlantic Tele-Network, Inc.	1,800	52
Avanex Corp. *	56,500	102
BigBand Networks, Inc. *	2,383	31
Black Box Corp.	4,500	186
C-COR, Inc. *	13,200	186
Cbeyond, Inc. *	5,700	219
Centennial Communications Corp. *	6,200	59
Cincinnati Bell, Inc. *	67,500	390
EQUITY INDEX FUNDS       23       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Telecommunications - 4.4% – (continued)
Comtech Telecommunications Corp. *	6,025	$280
Consolidated Communications Holdings, Inc.	5,600	127
CPI International, Inc. *	1,900	38
CT Communications, Inc.	5,300	162
Ditech Networks, Inc. *	8,900	73
Dobson Communications Corp., Class A *	37,900	421
EMS Technologies, Inc. *	4,300	95
Eschelon Telecom, Inc. *	2,600	77
Extreme Networks *	32,700	132
Fairpoint Communications, Inc.	7,510	133
FiberTower Corp. *	27,700	120
Finisar Corp. *	66,100	250
Foundry Networks, Inc. *	37,800	630
General Communication, Inc., Class A *	14,700	188
GeoEye, Inc. *	3,800	83
Global Crossing Ltd. *	6,800	128
Globalstar, Inc. *	5,154	53
Golden Telecom, Inc.	4,500	248
Harmonic, Inc. *	20,400	181
Harris Stratex Networks, Inc., Class A *	6,600	119
Hughes Communications, Inc. *	1,300	68
Hypercom Corp. *	14,700	87
ICO Global Communications Holdings Ltd. *	23,800	83
IDT Corp., Class B	12,300	127
Infinera Corp. *	666	17
Interdigital Communications Corp. *	12,200	392
Iowa Telecommunications Services, Inc.	8,600	195
iPCS, Inc.	4,600	156
Ixia *	11,700	108
Knology, Inc. *	5,900	102
Loral Space & Communications, Inc. *	3,100	153
Mastec, Inc. *	11,000	174
MRV Communications, Inc. *	34,334	112
Netgear, Inc. *	8,900	323
Network Equipment Technologies, Inc. *	5,600	53
Nextwave Wireless, Inc. *	5,400	45
North Pittsburgh Systems, Inc.	4,100	87
Novatel Wireless, Inc. *	8,100	211
NTELOS Holdings Corp.	6,500	180
Oplink Communications, Inc. *	4,428	66
OpNext, Inc. *	5,232	69
Optium Corp. *	2,190	28
Orbcomm, Inc. *	6,100	100
PAETEC Holding Corp. *	19,687	222
Plantronics, Inc.	12,700	333
Polycom, Inc. *	23,600	793
Powerwave Technologies, Inc. *	31,800	213
Premiere Global Services, Inc. *	18,400	240
RCN Corp. *	8,000	150
RF Micro Devices, Inc. *	50,400	314
Rural Cellular Corp., Class A *	3,000	131
SAVVIS, Inc. *	7,500	371
Shenandoah Telecom Co.	2,143	109
Sirenza Microdevices, Inc. *	9,100	108
Sonus Networks, Inc. *	65,500	558
Starent Networks Corp. *	476	7
SureWest Communications	4,000	109
Switch & Data Facilities Co., Inc. *	3,878	74
Sycamore Networks, Inc. *	47,800	192
Symmetricom, Inc. *	12,600	106
Syniverse Holdings, Inc. *	6,480	83
Tekelec *	15,600	225
Time Warner Telecom, Inc., Class A *	37,700	758
USA Mobility, Inc. *	5,976	160
UTStarcom, Inc. *	27,600	155
Viasat, Inc. *	6,100	196
Vonage Holdings Corp. *	13,200	41

		16,990

Textiles - 0.1%
G&K Services, Inc., Class A	5,750	227
Unifirst Corp. of Massachusetts	3,200	141

		368

Toys, Games & Hobbies - 0.3%
Jakks Pacific, Inc. *	7,550	213
Leapfrog Enterprises, Inc. *	9,300	95
Marvel Entertainment, Inc. *	13,300	339
RC2 Corp. *	5,509	220
Topps (The) Co.	9,800	103

		970

Transportation - 1.9%
ABX Air, Inc. *	15,800	127
American Commercial Lines, Inc. *	16,200	422
Arkansas Best Corp.	5,800	226
Arlington Tankers Ltd.	2,400	69
NORTHERN FUNDS QUARTERLY REPORT       24       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Transportation - 1.9% – (continued)
Atlas Air Worldwide Holdings, Inc. *	3,999	$236
Bristow Group, Inc. *	5,227	259
Celadon Group, Inc. *	6,300	100
Double Hull Tankers, Inc.	3,800	59
Dynamex, Inc. *	3,010	77
Eagle Bulk Shipping, Inc.	9,800	220
EGL, Inc. *	8,490	395
Florida East Coast Industries, Inc.	9,500	788
Forward Air Corp.	8,650	295
Genco Shipping & Trading Ltd.	4,100	169
General Maritime Corp.	6,700	179
Genesee & Wyoming, Inc., Class A *	9,225	275
Golar LNG Ltd.	10,100	168
Gulfmark Offshore, Inc. *	6,000	307
Heartland Express, Inc.	16,370	267
Horizon Lines, Inc., Class A	8,100	265
HUB Group, Inc., Class A *	10,800	380
Knight Transportation, Inc.	14,839	288
Knightsbridge Tankers Ltd.	3,700	113
Marten Transport Ltd. *	4,150	75
Nordic American Tanker Shipping	6,400	261
Old Dominion Freight Line, Inc. *	7,725	233
Pacer International, Inc.	9,500	224
Patriot Transportation Holding, Inc. *	400	35
PHI, Inc. *	3,700	110
Saia, Inc. *	4,000	109
Ship Finance International Ltd.	9,100	270
TBS International Ltd., Class A *	1,700	48
Ultrapetrol Bahamas Ltd. *	3,300	78
Universal Truckload Services, Inc. *	1,700	34
Werner Enterprises, Inc.	12,100	244

		7,405

Trucking & Leasing - 0.1%
AMERCO, Inc. *	2,800	211
Greenbrier Cos., Inc.	3,700	112
Interpool, Inc.	3,400	91
TAL International Group, Inc.	4,400	131

		545

Water - 0.2%
American States Water Co.	4,600	164
California Water Service Group	4,900	184
Consolidated Water Co., Inc.	2,900	85
Pico Holdings, Inc. *	3,500	151
SJW Corp.	4,100	136
Southwest Water Co.	6,197	79

		799

Total Common Stocks

(Cost $283,341)		376,211

OTHER - 0.0%
Escrow Position PetroCorp. *	1,900	—

Total Other

(Cost $-)		—

RIGHTS - 0.0%
CSF Holdings, Inc. *	4,212	—

Total Rights

(Cost $-)		—

	NUMBER
	OF	VALUE
	WARRANTS	(000S)
WARRANTS - 0.0%
Imperial Credit Industries, Exp. 1/31/08, Strike $2.15 *	33	—
Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *	147	—
Optical Cable Corp., Fractional Shares, Exp. 10/24/07, Strike $4.88 *	52,400	—
Pegasus Wireless Corp., Exp. 12/18/08, Strike $8.00 *	1,680	—

Total Warrants

(Cost $-)		—
EQUITY INDEX FUNDS       25       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 2.3%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$8,286	$8,286
U.S. Treasury Bill,(1) 5.01%, 8/9/07	645	641

Total Short-Term Investments

(Cost $8,927)		8,927

Total Investments - 99.6%

(Cost $292,268)		385,138
Other Assets less Liabilities - 0.4%		1,406

NET ASSETS - 100.0%		$386,544

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2007, the Small Cap Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
Russell 2000	128	$10,779	Long	9/07	$17

Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$292,268

Gross tax appreciation of investments	$108,067
Gross tax depreciation of investments	(15,197)

Net tax appreciation of investments	$92,870

NORTHERN FUNDS QUARTERLY REPORT       26       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1%
Advertising - 0.2%
Interpublic Group of Cos. (The), Inc. *	22,435	$256
Omnicom Group, Inc.	17,400	921

		1,177

Aerospace/Defense - 2.2%
Boeing (The) Co.	42,368	4,074
General Dynamics Corp.	20,900	1,635
Goodrich Corp.	6,200	369
L-3 Communications Holdings, Inc.	6,200	604
Lockheed Martin Corp.	19,246	1,812
Northrop Grumman Corp.	19,098	1,487
Raytheon Co.	24,500	1,320
Rockwell Collins, Inc.	8,300	586
United Technologies Corp.	53,800	3,816

		15,703

Agriculture - 1.4%
Altria Group, Inc.	111,700	7,835
Archer-Daniels-Midland Co.	34,792	1,151
Reynolds American, Inc.	9,500	619
UST, Inc.	8,300	446

		10,051

Airlines - 0.1%
Southwest Airlines Co.	41,630	621

Apparel - 0.4%
Coach, Inc. *	19,200	910
Jones Apparel Group, Inc.	6,800	192
Liz Claiborne, Inc.	5,600	209
NIKE, Inc., Class B	20,800	1,212
Polo Ralph Lauren Corp.	2,900	285
VF Corp.	4,628	424

		3,232

Auto Manufacturers - 0.3%
Ford Motor Co.	98,075	924
General Motors Corp.	29,300	1,107

		2,031

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co. *	10,558	367
Johnson Controls, Inc.	10,800	1,250

		1,617

Auto &Truck Manufacturers - 0.1%
PACCAR, Inc.	13,552	1,180

Banks - 6.2%
Bank of America Corp.	236,540	11,565
Bank of New York Co. (The), Inc. *	39,800	1,649
BB&T Corp.	27,600	1,123
Capital One Financial Corp.	22,103	1,734
Comerica, Inc.	7,550	449
Commerce Bancorp, Inc. of New Jersey	10,000	370
Compass Bancshares, Inc.	7,600	524
Fifth Third Bancorp	30,630	1,218
First Horizon National Corp.	7,700	300
Huntington Bancshares, Inc.	19,472	443
KeyCorp	19,600	673
M&T Bank Corp.	3,600	385
Marshall & Ilsley Corp.	14,600	695
Mellon Financial Corp.	23,100	1,016
National City Corp.	30,800	1,026
Northern Trust Corp. (1)	8,700	559
PNC Financial Services Group, Inc.	19,000	1,360
Regions Financial Corp.	37,704	1,248
State Street Corp.	21,200	1,450
SunTrust Banks, Inc.	19,400	1,663
Synovus Financial Corp.	15,750	484
U.S. Bancorp	92,777	3,057
Wachovia Corp.	101,687	5,212
Wells Fargo & Co.	178,114	6,264
Zions Bancorporation	6,500	500

		44,967

Beverages - 2.0%
Anheuser-Busch Cos., Inc.	41,088	2,143
Brown-Forman Corp., Class B	3,700	271
Coca-Cola (The) Co.	107,400	5,618
Coca-Cola Enterprises, Inc.	13,200	317
Constellation Brands, Inc., Class A *	10,600	257
Molson Coors Brewing Co., Class B	2,800	259
Pepsi Bottling Group, Inc.	6,600	222
PepsiCo, Inc.	87,380	5,667

		14,754

Biotechnology - 0.9%
Amgen, Inc. *	61,936	3,425
Biogen Idec, Inc. *	15,255	816
Celgene Corp. *	20,400	1,170
Genzyme Corp. *	14,400	927
EQUITY INDEX FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Biotechnology - 0.9% – (continued)
Millipore Corp. *	2,800	$210

		6,548

Building Materials - 0.2%
American Standard Companies, Inc.	9,200	542
Masco Corp.	21,800	621

		1,163

Chemicals - 1.6%
Air Products & Chemicals, Inc.	11,400	916
Ashland, Inc.	3,200	205
Dow Chemical (The) Co.	50,971	2,254
du Pont (E.I.) de Nemours & Co.	49,877	2,536
Eastman Chemical Co.	3,975	256
Ecolab, Inc.	9,200	393
Hercules, Inc. *	4,600	90
International Flavors & Fragrances, Inc.	3,400	177
Monsanto Co.	29,082	1,964
PPG Industries, Inc.	8,900	677
Praxair, Inc.	17,700	1,274
Rohm & Haas Co.	7,243	396
Sherwin-Williams (The) Co.	6,400	426
Sigma-Aldrich Corp.	7,200	307

		11,871

Coal - 0.2%
Consol Energy, Inc.	10,200	470
Peabody Energy Corp.	13,700	663

		1,133

Commercial Services - 0.7%
Apollo Group, Inc., Class A *	7,600	444
Convergys Corp. *	5,800	141
Donnelley (R.R.) & Sons Co.	11,700	509
Equifax, Inc.	7,100	315
H&R Block, Inc.	17,500	409
McKesson Corp.	16,041	957
Monster Worldwide, Inc. *	7,200	296
Moody’s Corp.	12,204	759
Robert Half International, Inc.	8,200	299
Western Union (The) Co.	42,123	877

		5,006

Computers - 4.2%
Affiliated Computer Services, Inc., Class A *	5,900	335
Apple, Inc. *	45,900	5,602
Cognizant Technology Solutions Corp., Class A *	7,800	586
Computer Sciences Corp. *	8,600	509
Dell, Inc. *	122,300	3,492
Electronic Data Systems Corp.	28,300	785
EMC Corp. of Massachusetts *	110,012	1,991
Hewlett-Packard Co.	140,442	6,266
IBM Corp.	72,640	7,645
Lexmark International, Inc., Class A *	5,500	271
NCR Corp. *	8,900	468
Network Appliance, Inc. *	20,300	593
SanDisk Corp. *	12,400	607
Sun Microsystems, Inc. *	193,600	1,018
Unisys Corp. *	15,600	142

		30,310

Cosmetics/Personal Care - 1.8%
Avon Products, Inc.	22,544	828
Colgate-Palmolive Co.	28,000	1,816
Estee Lauder Cos. (The), Inc., Class A	6,900	314
Procter & Gamble Co.	167,407	10,244

		13,202

Distribution/Wholesale - 0.1%
Genuine Parts Co.	8,050	399
Grainger (W.W.), Inc.	3,900	363

		762

Diversified Financial Services - 7.9%
American Express Co.	64,100	3,922
Ameriprise Financial, Inc.	11,960	760
Bear Stearns Cos. (The), Inc.	6,131	858
Charles Schwab (The) Corp.	56,025	1,150
Chicago Mercantile Exchange Holdings, Inc., Class A	1,900	1,015
CIT Group, Inc.	10,200	559
Citigroup, Inc.	263,061	13,492
Countrywide Financial Corp.	31,000	1,127
E*TRADE Financial Corp. *	23,800	526
Fannie Mae	52,400	3,423
Federated Investors, Inc., Class B	3,914	150
Franklin Resources, Inc.	9,200	1,219
Freddie Mac	36,000	2,185
Goldman Sachs Group, Inc.	21,752	4,715
Janus Capital Group, Inc.	10,900	303
JPMorgan Chase & Co.	182,225	8,829
NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Diversified Financial Services - 7.9% – (continued)
Legg Mason, Inc.	6,710	$660
Lehman Brothers Holdings, Inc.	28,000	2,087
Merrill Lynch & Co., Inc.	46,984	3,927
Morgan Stanley	56,418	4,732
Price (T. Rowe) Group, Inc.	14,200	737
SLM Corp.	22,400	1,290

		57,666

Electric - 3.1%
AES Corp. *	35,100	768
Allegheny Energy, Inc. *	8,200	424
Ameren Corp.	11,900	583
American Electric Power Co., Inc.	21,940	988
Centerpoint Energy, Inc.	15,522	270
CMS Energy Corp.	13,700	236
Consolidated Edison, Inc.	13,400	605
Constellation Energy Group, Inc.	9,700	845
Dominion Resources, Inc. of Virginia	19,293	1,665
DTE Energy Co.	9,600	463
Duke Energy Corp.	68,655	1,256
Dynegy, Inc., Class A *	18,807	177
Edison International	17,600	988
Entergy Corp.	10,600	1,138
Exelon Corp.	36,124	2,623
FirstEnergy Corp.	17,215	1,114
FPL Group, Inc.	21,900	1,243
Integrys Energy Group, Inc.	3,600	183
PG&E Corp.	17,700	802
Pinnacle West Capital Corp.	4,200	167
PPL Corp.	19,400	908
Progress Energy, Inc.	12,600	574
Public Service Enterprise Group, Inc.	13,850	1,216
Southern (The) Co.	39,300	1,348
TECO Energy, Inc.	10,400	179
TXU Corp.	24,168	1,626
Xcel Energy, Inc.	20,985	430

		22,819

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	43,200	2,022
Molex, Inc.	7,775	233

		2,255

Electronics - 0.4%
Agilent Technologies, Inc. *	21,156	813
Applera Corp. — Applied Biosystems Group	8,800	269
Jabil Circuit, Inc.	9,700	214
PerkinElmer, Inc.	5,200	136
Solectron Corp. *	52,800	194
Tektronix, Inc.	3,200	108
Thermo Fisher Scientific Inc. *	23,100	1,195
Waters Corp. *	5,600	332

		3,261

Engineering & Construction - 0.1%
Fluor Corp.	4,400	490

Entertainment - 0.1%
International Game Technology	17,300	687

Environmental Control - 0.2%
Allied Waste Industries, Inc. *	11,400	154
Waste Management, Inc.	29,173	1,139

		1,293

Food - 1.8%
Campbell Soup Co.	11,100	431
ConAgra Foods, Inc.	28,200	757
Dean Foods Co.	7,700	245
General Mills, Inc.	19,100	1,116
Heinz (H.J.) Co.	16,400	778
Hershey (The) Co.	8,400	425
Kellogg Co.	13,700	710
Kraft Foods, Inc., Class A	85,708	3,021
Kroger (The) Co.	38,700	1,089
McCormick & Co., Inc.	5,700	218
Safeway, Inc.	22,800	776
Sara Lee Corp.	36,900	642
SUPERVALU, Inc.	10,892	505
Sysco Corp.	33,600	1,108
Tyson Foods, Inc., Class A	14,500	334
Whole Foods Market, Inc.	7,600	291
Wrigley (Wm.) Jr. Co.	10,925	604

		13,050

Forest Products & Paper - 0.3%
International Paper Co.	24,493	957
MeadWestvaco Corp.	8,843	312
Temple-Inland, Inc.	5,200	320
Weyerhaeuser Co.	11,140	879

		2,468

EQUITY INDEX FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Gas - 0.2%
KeySpan Corp.	9,200	$386
Nicor, Inc.	3,000	129
NiSource, Inc.	16,600	344
Sempra Energy	14,671	869

		1,728

Hand/Machine Tools - 0.1%
Black & Decker Corp.	3,900	344
Snap-On, Inc.	2,550	129
Stanley Works (The)	4,000	243

		716

Healthcare — Products - 2.9%
Bard (C.R.), Inc.	5,000	413
Bausch & Lomb, Inc.	3,300	229
Baxter International, Inc.	35,000	1,972
Becton, Dickinson & Co.	12,600	939
Biomet, Inc.	13,850	633
Boston Scientific Corp. *	62,800	963
Johnson & Johnson	153,800	9,477
Medtronic, Inc.	61,600	3,195
Patterson Cos., Inc. *	7,700	287
St. Jude Medical, Inc. *	17,700	734
Stryker Corp.	16,200	1,022
Varian Medical Systems, Inc. *	6,200	264
Zimmer Holdings, Inc. *	12,940	1,099

		21,227

Healthcare — Services - 1.4%
Aetna, Inc.	26,992	1,333
Coventry Health Care, Inc. *	7,855	453
Humana, Inc. *	8,400	512
Laboratory Corp. of America Holdings *	6,700	524
Manor Care, Inc.	4,050	264
Quest Diagnostics, Inc.	8,300	429
Tenet Healthcare Corp. *	27,100	176
UnitedHealth Group, Inc.	71,500	3,657
WellPoint, Inc. *	32,883	2,625

		9,973

Home Builders - 0.2%
Centex Corp.	6,800	272
D.R. Horton, Inc.	14,100	281
KB Home	4,672	184
Lennar Corp., Class A	7,600	278
Pulte Homes, Inc.	10,100	227

		1,242

Home Furnishings - 0.1%
Harman International Industries, Inc.	3,200	374
Whirlpool Corp.	4,406	490

		864

Household Products/Wares - 0.4%
Avery Dennison Corp.	5,100	339
Clorox Co.	8,600	534
Fortune Brands, Inc.	7,800	643
Kimberly-Clark Corp.	24,936	1,668

		3,184

Housewares - 0.1%
Newell Rubbermaid, Inc.	13,608	400

Insurance - 4.8%
ACE Ltd.	16,600	1,038
Aflac, Inc.	26,200	1,347
Allstate (The) Corp.	32,414	1,994
AMBAC Financial Group, Inc.	5,800	506
American International Group, Inc.	137,689	9,642
AON Corp.	14,975	638
Assurant, Inc.	5,000	295
Chubb Corp.	21,100	1,142
CIGNA Corp.	15,400	804
Cincinnati Financial Corp.	8,489	368
Genworth Financial, Inc., Class A	23,500	808
Hartford Financial Services Group, Inc.	16,900	1,665
Lincoln National Corp.	14,332	1,017
Loews Corp.	23,000	1,173
Marsh & McLennan Cos., Inc.	28,400	877
MBIA, Inc.	7,250	451
Metlife, Inc.	40,600	2,618
MGIC Investment Corp.	4,700	267
Principal Financial Group, Inc.	13,500	787
Progressive (The) Corp.	40,752	975
Prudential Financial, Inc.	25,100	2,441
SAFECO Corp.	6,300	392
Torchmark Corp.	4,300	288
Travelers Cos Inc. (The)	35,013	1,873
Unum Group	17,161	448
XL Capital Ltd., Class A	10,059	848

		34,702

NORTHERN FUNDS QUARTERLY REPORT       4       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Internet - 1.8%
Amazon.com, Inc. *	16,639	$1,138
eBay, Inc. *	60,424	1,944
Google, Inc., Class A *	11,645	6,095
IAC/InterActiveCorp *	11,600	402
Symantec Corp. *	48,024	970
VeriSign, Inc. *	13,100	416
Yahoo!, Inc. *	64,500	1,750

		12,715

Iron/Steel - 0.3%
Allegheny Technologies, Inc.	5,232	549
Nucor Corp.	16,400	962
United States Steel Corp.	6,300	685

		2,196

Leisure Time - 0.3%
Brunswick Corp.	5,200	170
Carnival Corp.	24,296	1,185
Harley-Davidson, Inc.	14,100	840

		2,195

Lodging - 0.5%
Harrah’s Entertainment, Inc.	9,750	831
Hilton Hotels Corp.	20,800	696
Marriott International, Inc., Class A	17,500	757
Starwood Hotels & Resorts Worldwide, Inc.	11,500	772
Wyndham Worldwide Corp. *	9,461	343

		3,399

Machinery — Construction & Mining - 0.4%
Caterpillar, Inc.	33,700	2,639
Terex Corp. *	5,300	431

		3,070

Machinery — Diversified - 0.4%
Cummins, Inc.	5,500	557
Deere & Co.	12,000	1,449
Rockwell Automation, Inc.	8,600	597

		2,603

Media - 3.1%
CBS Corp., Class B	40,674	1,355
Clear Channel Communications, Inc.	26,100	987
Comcast Corp., Class A *	165,981	4,667
DIRECTV Group (The), Inc. *	40,200	929
Disney (Walt) Co.	107,003	3,653
Dow Jones & Co., Inc.	4,100	236
Gannett Co., Inc.	12,300	676
McGraw-Hill Cos. (The), Inc.	19,100	1,300
Meredith Corp.	1,900	117
New York Times Co., Class A	8,100	206
News Corp., Class A	122,600	2,600
Scripps (E.W.) Co., Class A	3,600	165
Time Warner, Inc.	200,800	4,225
Tribune Co.	4,356	128
Viacom, Inc., Class B *	36,174	1,506

		22,750

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	7,300	886

Mining - 0.7%
Alcoa, Inc.	46,912	1,901
Freeport-McMoRan Copper & Gold, Inc., Class B	19,772	1,638
Newmont Mining Corp.	23,377	913
Vulcan Materials Co.	5,100	584

		5,036

Miscellaneous Manufacturing - 5.2%
3M Co.	38,500	3,341
Cooper Industries Ltd., Class A	8,900	508
Danaher Corp.	13,300	1,004
Dover Corp.	10,100	516
Eastman Kodak Co.	14,000	390
Eaton Corp.	7,800	725
General Electric Co.	547,645	20,964
Honeywell International, Inc.	41,612	2,342
Illinois Tool Works, Inc.	22,600	1,225
Ingersoll-Rand Co. Ltd., Class A	16,800	921
ITT Corp.	9,300	635
Leggett & Platt, Inc.	9,000	198
Pall Corp.	7,066	325
Parker Hannifin Corp.	6,525	639
Textron, Inc.	6,700	738
Tyco International Ltd. *	105,790	3,575

		38,046

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	11,200	524
Xerox Corp. *	51,596	954

		1,478

Oil & Gas - 8.5%
Anadarko Petroleum Corp.	24,012	1,248
EQUITY INDEX FUNDS       5       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Oil & Gas - 8.5% – (continued)
Apache Corp.	18,206	$1,485
Chesapeake Energy Corp.	20,800	720
Chevron Corp.	114,132	9,615
ConocoPhillips	87,146	6,841
Devon Energy Corp.	24,200	1,895
ENSCO International, Inc.	8,600	525
EOG Resources, Inc.	12,400	906
Exxon Mobil Corp.	300,514	25,207
Hess Corp.	13,800	814
Marathon Oil Corp.	37,218	2,232
Murphy Oil Corp.	10,500	624
Nabors Industries Ltd. *	15,700	524
Noble Corp.	7,500	731
Occidental Petroleum Corp.	45,256	2,619
Rowan Cos., Inc.	6,600	270
Sunoco, Inc.	6,800	542
Transocean, Inc. *	15,172	1,608
Valero Energy Corp.	29,100	2,149
XTO Energy, Inc.	20,100	1,208

		61,763

Oil & Gas Services - 1.6%
Baker Hughes, Inc.	16,640	1,400
BJ Services Co.	16,500	469
Halliburton Co.	48,031	1,657
National-Oilwell Varco, Inc. *	9,300	969
Schlumberger Ltd.	62,300	5,292
Smith International, Inc.	11,300	663
Weatherford International Ltd. *	17,694	977

		11,427

Packaging & Containers - 0.1%
Ball Corp.	5,900	314
Bemis Co.	3,900	129
Pactiv Corp. *	7,100	226
Sealed Air Corp.	7,506	233

		902

Pharmaceuticals - 5.7%
Abbott Laboratories	82,300	4,407
Allergan, Inc.	16,868	972
AmerisourceBergen Corp.	9,618	476
Barr Pharmaceuticals, Inc. *	5,500	276
Bristol-Myers Squibb Co.	106,260	3,354
Cardinal Health, Inc.	21,124	1,492
Express Scripts, Inc. *	15,000	750
Forest Laboratories, Inc. *	16,400	749
Gilead Sciences, Inc. *	50,488	1,957
Hospira, Inc. *	7,680	300
King Pharmaceuticals, Inc. *	12,900	264
Lilly (Eli) & Co.	52,896	2,956
Medco Health Solutions, Inc. *	14,968	1,167
Merck & Co., Inc.	115,000	5,727
Mylan Laboratories, Inc.	13,700	249
Pfizer, Inc.	374,992	9,589
Schering-Plough Corp.	79,500	2,420
Watson Pharmaceuticals, Inc. *	5,900	192
Wyeth	71,800	4,117

		41,414

Pipelines - 0.4%
El Paso Corp.	38,747	668
Questar Corp.	10,000	528
Spectra Energy Corp.	33,577	872
Williams Cos. (The), Inc.	32,600	1,031

		3,099

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A *	9,500	347

Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co., Class A	5,900	297
Archstone-Smith Trust	11,500	680
AvalonBay Communities, Inc.	4,400	523
Boston Properties, Inc.	6,100	623
Developers Diversified Realty Corp.	6,400	337
Equity Residential	16,500	753
General Growth Properties, Inc.	13,100	694
Host Hotels & Resorts, Inc.	27,700	640
Kimco Realty Corp.	11,100	423
Plum Creek Timber Co., Inc.	8,900	371
ProLogis	14,235	810
Public Storage	6,046	464
Simon Property Group, Inc.	12,200	1,135
Vornado Realty Trust	7,300	802

		8,552

Retail - 5.5%
Abercrombie & Fitch Co., Class A	4,400	321
Autonation, Inc. *	8,185	184
Autozone, Inc. *	2,400	328
NORTHERN FUNDS QUARTERLY REPORT       6      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Retail - 5.5% – (continued)
Bed Bath & Beyond, Inc. *	15,800	$569
Best Buy Co., Inc.	20,925	977
Big Lots, Inc. *	6,400	188
Circuit City Stores, Inc.	7,800	118
Costco Wholesale Corp.	23,816	1,394
CVS Caremark Corp.	81,669	2,977
Darden Restaurants, Inc.	8,250	363
Dillard’s, Inc., Class A	3,700	133
Dollar General Corp.	16,905	371
Family Dollar Stores, Inc.	7,700	264
Gap (The), Inc.	28,987	554
Home Depot (The), Inc.	105,355	4,146
Kohl’s Corp. *	17,000	1,207
Limited Brands, Inc.	18,700	513
Lowe’s Cos., Inc.	80,300	2,464
Macy’s, Inc.	24,482	974
McDonald’s Corp.	62,900	3,193
Nordstrom, Inc.	12,000	613
Office Depot, Inc. *	14,000	424
OfficeMax, Inc.	4,033	158
Penney (J.C.) Co., Inc.	11,500	832
RadioShack Corp.	7,800	258
Sears Holdings Corp. *	4,573	775
Staples, Inc.	38,175	906
Starbucks Corp. *	40,500	1,063
Target Corp.	45,500	2,894
Tiffany & Co.	6,700	355
TJX Cos., Inc.	23,100	635
Wal-Mart Stores, Inc.	129,300	6,221
Walgreen Co.	53,700	2,338
Wendy’s International, Inc.	5,500	202
Yum! Brands, Inc.	26,800	877

		39,789

Savings & Loans - 0.4%
Hudson City Bancorp, Inc.	29,400	359
Sovereign Bancorp, Inc.	18,278	387
Washington Mutual, Inc.	48,176	2,054

		2,800

Semiconductors - 2.7%
Advanced Micro Devices, Inc. *	29,600	423
Altera Corp.	20,100	445
Analog Devices, Inc.	16,900	636
Applied Materials, Inc.	75,400	1,498
Broadcom Corp., Class A *	24,400	714
Intel Corp.	308,400	7,328
Kla-Tencor Corp.	11,000	604
Linear Technology Corp.	13,500	488
LSI Corp. *	39,100	294
Maxim Integrated Products, Inc.	18,000	601
MEMC Electronic Materials, Inc. *	11,900	727
Micron Technology, Inc. *	38,500	482
National Semiconductor Corp.	14,100	399
Novellus Systems, Inc. *	7,000	199
Nvidia Corp. *	18,900	781
QLogic Corp. *	9,300	155
Teradyne, Inc. *	11,400	200
Texas Instruments, Inc.	75,600	2,845
Xilinx, Inc.	17,100	458

		19,277

Software - 3.7%
Adobe Systems, Inc. *	31,400	1,261
Autodesk, Inc. *	12,900	607
Automatic Data Processing, Inc.	30,000	1,454
BMC Software, Inc. *	10,200	309
CA, Inc.	20,893	540
Citrix Systems, Inc. *	9,600	323
Compuware Corp. *	17,900	212
Electronic Arts, Inc. *	16,500	781
Fidelity National Information Services, Inc.	8,800	478
First Data Corp.	39,023	1,275
Fiserv, Inc. *	9,800	557
IMS Health, Inc.	9,404	302
Intuit, Inc. *	18,300	550
Microsoft Corp.	449,180	13,237
Novell, Inc. *	18,700	146
Oracle Corp. *	210,900	4,157
Paychex, Inc.	18,900	739

		26,928

Telecommunications - 6.3%
Alltel Corp.	18,400	1,243
AT&T, Inc.	328,893	13,649
Avaya, Inc. *	23,100	389
CenturyTel, Inc.	6,650	326
Ciena Corp. *	4,857	176
EQUITY INDEX FUNDS       7      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Telecommunications - 6.3% – (continued)
Cisco Systems, Inc. *	322,800	$8,990
Citizens Communications Co.	17,500	267
Corning, Inc. *	83,200	2,126
Embarq Corp.	8,196	519
JDS Uniphase Corp. *	11,850	159
Juniper Networks, Inc. *	30,900	778
Motorola, Inc.	123,465	2,185
QUALCOMM, Inc.	88,200	3,827
Qwest Communications International, Inc. *	84,755	822
Sprint Nextel Corp.	153,336	3,176
Tellabs, Inc. *	23,800	256
Verizon Communications, Inc.	154,930	6,379
Windstream Corp.	23,799	351

		45,618

Textiles - 0.0%
Cintas Corp.	7,900	311

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	8,912	280
Mattel, Inc.	21,641	547

		827

Transportation - 1.7%
Burlington Northern Santa Fe Corp.	18,528	1,578
C.H. Robinson Worldwide, Inc.	9,300	488
CSX Corp.	22,448	1,012
FedEx Corp.	16,740	1,858
Norfolk Southern Corp.	21,600	1,136
Ryder System, Inc.	3,200	172
Union Pacific Corp.	14,400	1,658
United Parcel Service, Inc., Class B	55,800	4,073

		11,975

Total Common Stocks

(Cost $487,938)		712,756

	NUMBER
	OF	VALUE
	WARRANTS	(000S)
WARRANTS - 0.0%
Raytheon Co., Exp. 6/16/11, Strike $37.50	233	4

Total Warrants

(Cost $-)		4

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 1.8%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$12,000	$12,000
U.S. Treasury Bill,(2) 5.01%, 8/9/07	1,210	1,203

Total Short-Term Investments

(Cost $13,203)		13,203

Total Investments - 99.9%

(Cost $501,141)		725,963
Other Assets less Liabilities - 0.1%		585

NET ASSETS - 100.0%		$726,548

(1)	Investment in affiliate.

(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2007, the Stock Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
E-Mini S&P
500	181	$13,714	Long	9/07	$(33)

Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$501,141

Gross tax appreciation of investments	$239,836
Gross tax depreciation of investments	(15,014)

Net tax appreciation of investments	$224,822

NORTHERN FUNDS QUARTERLY REPORT       8       EQUITY INDEX FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0%
California - 100.2%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 3.66%, 7/10/07	$18,935	$18,935
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank LOC), 3.81%, 7/2/07	940	940
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2002, Jackson Labs (Bank of America N.A. LOC), 3.66%, 7/10/07	1,140	1,140
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2004, Thacher Schools, 3.69%, 7/10/07	4,700	4,700
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2005, Institute for Defense Analyses (AMBAC Insured), 3.74%, 7/10/07	3,000	3,000
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.), 3.69%, 7/10/07	5,600	5,600
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB, Series 2000A (AMT), East Ridge Apartments (FNMA LOC), 3.80%, 7/10/07	2,545	2,545
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB, Series 2002 (AMT), The Bachenheimer Building Project (FNMA Gtd.), 3.77%, 7/10/07	7,720	7,720
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB, Series 2002A (AMT), Darling Florist Building Project (FNMA Gtd.), 3.77%, 7/10/07	4,710	4,710
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC), 3.71%, 7/10/07	7,800	7,800
Alameda County IDA Revenue VRDB, Series 1997A (AMT), Tool Family Partnership (Wells Fargo Bank N.A. LOC), 3.75%, 7/10/07	1,135	1,135
Alameda County IDA Revenue VRDB, Series 2001 (AMT), Pacific Paper Tube Project (Wells Fargo Bank N.A. LOC), 3.75%, 7/10/07	2,285	2,285
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC), 3.66%, 7/10/07	2,870	2,870
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC), 3.66%, 7/10/07	3,500	3,500
Azusa Multifamily Housing Revenue Refunding Bonds, Series 1994, Pacific Glen Apartments Project (FNMA LOC), 3.68%, 7/10/07	1,325	1,325
Bay Area Toll Bridge Revenue VRDB, Series 2001A, San Francisco Bay Area Toll Authority (AMBAC Insured), 3.55%, 7/10/07	2,320	2,320
MONEY MARKET FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
Bay Area Toll Bridge Revenue VRDB, Series C, San Francisco Bay Area Toll Authority (AMBAC Insured), 3.59%, 7/10/07	$1,100	$1,100
California Economic Development Financing Authority Revenue VRDB, Series 1996A (AMT), Joseph Schmidt Confections Project (BNP Paribas LOC), 3.75%, 7/10/07	2,700	2,700
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts, (1) 3.73%, 7/10/07	5,000	5,000
California Educational Facilities Authority Revenue VRDB, Series 2005B, Pomona College, 3.65%, 7/10/07	7,500	7,500
California Financing Authority PCR Refunding Bonds, Series 1996E, Pacific Gas and Electricity (JPMorgan Chase Bank LOC), 3.84%, 7/2/07	3,000	3,000
California Health Facilities Financing Authority Revenue VRDB, Series 2002, Adventist Health Systems (Wachovia Bank N.A. LOC), 3.82%, 7/2/07	1,600	1,600
California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC), 3.69%, 7/10/07	5,800	5,800
California Health Facilities Financing Authority Revenue VRDB, Series 2004K, Catholic Healthcare West (Bank of America N.A. LOC), 3.70%, 7/10/07	18,750	18,750
California Infrastructure and Economic Development Bank Revenue VRDB, J Paul Getty Trust, Series B, 3.82%, 7/2/07	7,000	7,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2002, Academy of Motion Pictures Arts and Sciences (AMBAC Insured), 3.72%, 7/10/07	7,000	7,000
California Pollution Control Financing Authority Revenue Bonds, Merrill Lynch P-Floats PA-538R, San Diego Gas and Electric (MBIA Insured), (1) 3.78%, 7/10/07	24,160	24,160
California Pollution Control Financing Authority Revenue Bonds, Merrill Lynch P-Floats PA-633R, San Diego Gas and Electric (MBIA Insured), (1) 3.78%, 7/10/07	11,850	11,850
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996C, Pacific Gas and Electric (JPMorgan Chase Bank LOC), 3.88%, 7/2/07	2,200	2,200
California School Cash Reserve Program Authority Revenue COPS 2007-2008, Series A, TRANS, 4.25%, 7/1/08	28,000	28,168
California State CP G.O. Bonds, 3.80%, 7/10/07	7,000	7,000
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-1 (Bank of New York LOC), 3.79%, 7/2/07	4,400	4,400
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 3.83%, 7/2/07	22,900	22,900
MONEY MARKET FUNDS      2      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-3 (AMBAC Insured), 3.69%, 7/10/07	$6,975	$6,975
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-5 (Dexia Credit Local LOC), 3.63%, 7/10/07	3,600	3,600
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured), 3.65%, 7/10/07	19,350	19,350
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-16 (Bank of New York LOC), 3.66%, 7/10/07	9,750	9,750
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries 2005F (Citibank N.A. LOC), 3.83%, 7/2/07	4,500	4,500
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries F-4 (Bank of America N.A. LOC), 3.79%, 7/2/07	2,000	2,000
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-3 (FSA Corp. Insured), 3.65%, 7/10/07	7,045	7,045
California State Economic Recovery Revenue VRDB, Series 2004C-2, 3.81%, 7/2/07	100	100
Series 2004C-4, 3.81%, 7/2/07	2,050	2,050
Series 2004C-16 (FSA Corp. Insured), 3.71%, 7/10/07	9,700	9,700
California State G.O., Eagle Trust Series 20000507 (XLCA Insured), (1) 3.75%, 7/10/07	10,000	10,000
California State G.O., Kindergarten-University, Series 2004A-2 (Citibank N.A. LOC), 3.76%, 7/2/07	3,630	3,630
Series 2004A-8 (Citibank N.A. LOC), 3.65%, 7/10/07	6,830	6,830
Series 2004A-9 (Citibank N.A. LOC), 3.66%, 7/10/07	22,000	22,000
California State G.O., Merrill Lynch P-Floats Series PT-1257 (XLCA Insured), (1) 3.77%, 7/10/07	11,475	11,475
California State G.O., P-Floats PA 1357 (Merrill Lynch and Co., Inc. Gtd.), (1) 3.78%, 7/10/07	4,000	4,000
California State G.O., Series 2003-1, ABN AMRO Munitops Certificate Trust (AMBAC Insured), (1) 3.74%, 7/10/07	6,000	6,000
California State G.O., Series 2003B-4 Floating Rate Certificates (Bank of New York LOC), 3.65%, 7/10/07	200	200
MONEY MARKET FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 3.67%, 7/10/07	$9,600	$9,600
California State G.O. VRDB, Series B, Subseries 2005 B-6 (KBC Bank N.V. LOC), 3.88%, 7/2/07	1,540	1,540
California State G.O. VRDB, Series N, Macon Trust Certificates (AMBAC Insured), (1) 3.74%, 7/10/07	15,750	15,750
California State Public Works Board Revenue Bonds, Series PT-2915, Merrill Lynch P-Floats (MBIA Insured), (1) 3.75%, 7/10/07	9,570	9,570
California Statewide Communities Development Authority COPS, Series 1995, Covenenat Retirement Communities (LaSalle Bank N.A. LOC), 3.68%, 7/10/07	10,000	10,000
California Statewide Communities Development Authority COPS, Series 1999-176, Morgan Stanley Floating Rate Certificates (FSA Corp. Insured), (1) 3.75%, 7/10/07	10,595	10,595
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured), 3.67%, 7/10/07	100	100
California Statewide Communities Development Authority Multifamily (AMT), Merrill Lynch P-Floats Series PT-1863, Arms Apartments Project (Merrill Lynch & Co., Inc. Gtd.), (1) 3.82%, 7/10/07	3,480	3,480
California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Series 2002C (AMT), Aegis Moraga Project (FNMA LOC), 3.75%, 7/10/07	5,000	5,000
California Statewide Communities Development Authority Multifamily Revenue VRDB, Series 2002B (AMT), Olen Jones Senior Apartments Project (Citibank N.A. LOC), 3.92%, 7/10/07	860	860
California Statewide Communities Development Authority Revenue Bonds, Citigroup ROCS RR II R-854CE (Citibank N.A. Gtd.), (1) 3.74%, 7/10/07	21,240	21,240
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Gemological Institute (AMBAC Insured), 3.65%, 7/10/07	8,650	8,650
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Bank of New York LOC), 3.68%, 7/10/07	15,800	15,800
California Statewide Communities Development Authority Revenue VRDB, Series 2003, Morgan Hill Country School (Bank of America N.A. LOC), 3.62%, 7/10/07	1,600	1,600
California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project, 3.75%, 7/10/07	9,050	9,050
Series 2004J, Kaiser Permanente Project, 3.75%, 7/10/07	18,800	18,800
Series 2004L, Kaiser Permanente Project, 3.75%, 7/10/07	18,150	18,150
MONEY MARKET FUNDS      4      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (LaSalle Bank N.A. LOC), 3.68%, 7/10/07	$18,300	$18,300
California Statewide Communities Development Authority Revenue VRDB, Series 2007B, Front Porch Communities (Banco Santander Central Hispano LOC), 3.69%, 7/10/07	20,000	20,000
California Statewide Communities Development Authority Revenue VRDB, Series B, Presbyterian Homes (Bank of America N.A. LOC), 3.68%, 7/10/07	4,400	4,400
City of Berkeley Revenue VRDB, Series 1993, Berkeley YMCA (Wells Fargo Bank N.A. LOC), 3.65%, 7/10/07	6,025	6,025
City of Hayward Multifamily Housing Revenue VRDB, Series 1984A, Shorewood Apartment Project (FNMA Gtd.), 3.68%, 7/10/07	13,200	13,200
City of Stockton Revenue VRDB, Series 2002A, Dameron Hospital Association (U.S. Bank N.A. LOC), 3.88%, 7/2/07	1,500	1,500
Contra Costa Water District Revenue Bonds, Series 750, Morgan Stanley Floating Certificates (FSA Corp. Insured), (1) 3.75%, 7/10/07	6,330	6,330
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC), 3.67%, 7/10/07	700	700
Elsinore Valley Municipal Water District COPS VRDB, Series 2000A (FGIC Insured), 3.65%, 7/10/07	2,900	2,900
Fremont Revenue VRDB COPS, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC), 3.63%, 7/10/07	10,000	10,000
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC), 3.67%, 7/10/07	1,575	1,575
Golden West Schools Financing Authority G.O., Series 2005A 12, Wachovia MERLOTS (FGIC Insured), (1) (2) 3.77%, 7/10/07	5,775	5,775
Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC), 3.69%, 7/10/07	12,125	12,125
Livermore Multifamily Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC), 3.69%, 7/10/07	3,600	3,600
Long Beach Housing Authority Multifamily Revenue Refunding VRDB, Series 1998, Channel Point Apartments (FNMA Gtd.), 3.69%, 7/10/07	7,900	7,900
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.), 3.67%, 7/10/07	13,100	13,100
MONEY MARKET FUNDS       5      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue VRDB, Series A (AMT), Security Building Project (FNMA Insured), 3.75%, 7/10/07	$6,000	$6,000
Los Angeles Convention and Exhibition Center Authority Lease Revenue Refunding VRDB, Series 2003D (AMBAC Insured), 3.65%, 7/10/07	17,205	17,205
Series 2003E (AMBAC Insured), 3.67%, 7/10/07	23,800	23,800
Los Angeles COPS, Series 2004A, Village School, Inc. (Allied Irish Bank LOC), 3.68%, 7/10/07	6,365	6,365
Los Angeles County G.O. TRANS, Series 2007, 4.50%, 6/30/08	32,595	32,870
Los Angeles Department of Water and Power Waterworks Revenue Bonds, Series 2001B-1, 3.75%, 7/2/07	10,250	10,250
Los Angeles Multifamily Revenue Refunding VRDB, Series 1991, Mountainback I Apartments Project (FHLMC LOC), 3.69%, 7/10/07	7,540	7,540
Los Angeles Unified School District COPS VRDB, Series 2005B, Administration Building Project III (AMBAC Insured), 3.65%, 7/10/07	8,600	8,600
Los Angeles Unified School District G.O., Series 2006, TRANS, 4.25%, 12/3/07	33,665	33,768
Los Angeles Wastewater Revenue Refunding VRDB, Subseries 2001B (FGIC Insured), 3.69%, 7/10/07	9,900	9,900
Los Angeles Water & Power Revenue VRDB, Subseries A-8, 3.66%, 7/10/07	11,100	11,100
Metropolitan Water District of Southern California Revenue Bonds, Series 2005-66, ABN AMRO Munitops Certificate Trust (FSA Corp. Insured), (1) 3.74%, 7/10/07	16,685	16,685
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B, 3.63%, 7/10/07	6,200	6,200
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series 2003C3, 3.67%, 7/10/07	10,000	10,000
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2003C2, 3.70%, 7/10/07	2,620	2,620
Series 2004A2, 3.75%, 7/10/07	3,985	3,985
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2000B-3, 3.82%, 7/2/07	3,900	3,900
Series 2005B-2, 3.63%, 7/10/07	15,500	15,500
MONEY MARKET FUNDS       6      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
Oakland G.O. Bonds, Series 2003-A, ABN AMRO Munitops Certificate Trust 2004-22 (MBIA Insured), (1) 3.74%, 7/10/07	$8,935	$8,935
Oakland Revenue Bonds, MERLOTS Series 2000M (AMBAC Insured), (1) 3.77%, 7/10/07	3,000	3,000
Ohlone Community College, Series 2005B, ABN AMRO Munitops Certificate Trust 2005-43 (FSA Corp. Insured), (1) 3.74%, 7/10/07	10,000	10,000
Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC), 3.69%, 7/10/07	14,800	14,800
Orange County Development Revenue VRDB, Series X, Laguna Summit Apartments (FHLMC Gtd.), 3.65%, 7/10/07	4,200	4,200
Orange County Development Revenue VRDB, Series 1985-Z, Bear Brand Apartments Project (FHLMC LOC), 3.68%, 7/10/07	3,700	3,700
Orange County Housing Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.), 3.68%, 7/10/07	9,200	9,200
Orange County Sanitation District COPS, 3.85%, 7/2/07	3,750	3,750
Orange County Water District COPS, Series 2003A, 3.67%, 7/10/07	2,700	2,700
Oxnard Financing Authority Lease Revenue VRDB, Civic Center Phase 2 Project (AMBAC Insured), 3.65%, 7/10/07	15,240	15,240
Oxnard Financing Authority Wastewater Revenue VRDB, Headworks and Septic System Conversion (AMBAC Insured), 3.65%, 7/10/07	5,510	5,510
Palmdale Community Redevelopment Agency SFM Revenue Bonds, MERLOTS Series 2000-TTT (AMT) (U.S. Treasuries Escrowed), (1) 3.82%, 7/10/07	5,850	5,851
Pittsburg Redevelopment Agency Tax Allocation VRDB, Series 2004A, Los Medanos Community (AMBAC Insured), 3.88%, 7/2/07	4,700	4,700
Pleasanton COPS VRDB, Assisted Living Facilities (Citibank N.A. LOC), 3.70%, 7/10/07	8,800	8,800
Riverside County Communication Facilities District Number 88-4 VRDB, Special Tax Refunding Bonds (Comerica Bank LOC), 3.68%, 7/10/07	1,950	1,950
Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.), 3.69%, 7/10/07	7,900	7,900
MONEY MARKET FUNDS       7      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.), 3.65%, 7/10/07	$3,100	$3,100
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 99, River C (FNMA LOC), 3.69%, 7/10/07	5,900	5,900
Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.), 3.67%, 7/10/07	7,200	7,200
Sacramento County Sanitation District Financing Authority Revenue Bonds, MERLOTS Series 2000-SSS (Colld. by U.S. Government Securities), (1) 3.77%, 7/10/07	7,500	7,500
Sacramento County TRANS, 4.50%, 7/17/07	47,000	47,013
Sacramento-Yolo Port District Revenue Refunding VRDB, Series 1997A (AMT), California Free Trade Zone Project (Wells Fargo Bank N.A. LOC), 3.75%, 7/10/07	3,500	3,500
Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC), 3.68%, 7/10/07	18,655	18,655
San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC), 3.69%, 7/10/07	5,150	5,150
San Diego County and School District TRANS, Series 2007A, 4.50%, 6/30/08	19,000	19,163
San Diego Unified School District G.O., Series 2007A, TRANS, 4.50%, 7/22/08	19,000	19,162
San Francisco City and County Airports Commission International Airport (AMT), Merrill P-Floats PA-661R-A (FSA Corp. Insured), (1) 3.79%, 7/10/07	6,905	6,905
San Francisco City and County Finance Corp. Lease Revenue Bonds, Series 2000-1, Moscone Center Expansion Project (AMBAC Insured), 3.69%, 7/10/07	2,800	2,800
San Francisco City and County G.O. Revenue VRDB, Series 2005D, Laguna Honda Hospital (MBIA Insured), 3.63%, 7/10/07	7,500	7,500
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue Bonds, Series 2005A-2 (AMT), Ceatrice Apartments Project (National City Bank Cleveland LOC), 3.82%, 7/10/07	2,250	2,250
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC), 3.69%, 7/10/07	16,100	16,100
San Fransicso City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC), 3.69%, 7/10/07	7,650	7,650
MONEY MARKET FUNDS      8      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
California - 100.2% — (continued)
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 2001B (AMT), Ocean Beach Apartments Project (Citibank N.A. LOC), 3.88%, 7/10/07	$1,200	$1,200
San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC), 3.69%, 7/10/07	16,050	16,050
Santa Clara County Housing Authority Multifamily Revenue VRDB, Series A, Fountains Project (Citibank N.A. LOC), 3.67%, 7/10/07	2,990	2,990
Sequoia Unified High School District G.O. Bonds, Series 2003-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 3.73%, 7/10/07	1,545	1,545
Simi Valley Unified School District G.O., Series 2004-26, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 3.74%, 7/10/07	6,995	6,995
Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC), 3.88%, 7/2/07	1,650	1,650
Tulare County Local Healthcare District Revenue VRDB, Series 2002 (U.S. Bank N.A. LOC), 3.88%, 7/2/07	2,000	2,000
Turlock Health Facility COPS VRDB, Series B, Emanual Medical Center, Inc. (U.S. Bank N.A. LOC), 3.68%, 7/10/07	150	150
Union City Multifamily Housing Revenue Refunding Bonds, Series A, Green Haven Apartments (FNMA Gtd.), 3.69%, 7/10/07	8,775	8,775
Union County Multifamily Housing Revenue Refunding VRDB, Series 1999A, Mission Sierra (FNMA Colld.), 3.69%, 7/10/07	100	100
Watereuse Finance Authority Revenue VRDB (FSA Corp. Insured), 3.63%, 7/10/07	6,085	6,085
Western Placer Unified School District COPS, Series 2003 (Bank of America N.A. LOC), 3.67%, 7/10/07	5,150	5,150

		1,215,835

Puerto Rico - 7.8%
Commonwealth of Puerto Rico, TRANS, Series 2007 (Bank of Nova Scotia LOC), 4.50%, 7/30/07	57,600	57,644
Puerto Rico Aqueduct and Sewer Authority Revenue Bonds, Citigroup ROCS-RR-II-R-1001CE (Citigroup, Inc. Gtd.), (1) 3.79%, 7/10/07	10,000	10,000
Puerto Rico Electric Power Authority Revenue Bonds, Citigroup ROCS-RR-II-R-637CE (Citigroup, Inc., Gtd.), (1) 3.79%, 7/10/07	15,000	15,000
MONEY MARKET FUNDS      9       NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 108.0% — CONTINUED
Puerto Rico - 7.8% — (continued)
Puerto Rico Highway and Transportation Authority Revenue Bonds, Citigroup ROCS-RR-II-R-785CE (Citigroup, Inc., Gtd.), (1) 3.76%, 7/10/07	$12,005	$12,005

		94,649

		1,310,484

Total Investments - 108.0% (Cost $1,310,484) (3)		1,310,484

Liabilities less Other Assets — (8.0)%		(97,220)

NET ASSETS - 100.0%		$1,213,264

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At June 30, 2007, the value of this restricted illiquid security amounted to approximately $5,775,000 or 0.5% of net assets.
Additional information on this restricted illiquid security is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Golden West Schools Financing Authority G.O. (CA), 3.77%, 7/10/07	7/8/05	$5,775

(3)	The cost for federal income tax purposes was $1,310,484.
At June 30, 2007, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Administration of Environment and Housing and Real Estate	7.6%
Air, Water Services and Solid Waste Management	10.1%
Electric Services, Gas and Combined Utilities	11.0%
Executive, Legislative and General Government	36.0%
Health Services and Residential Care	11.3%
Housing Programs	7.7%
Urban and Community Development and Social Services	7.2%
All other sectors less than 5%	9.1%

Total	100.0%
Percentages shown based on Net Assets.
MONEY MARKET FUNDS       10      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
ABAG      Association of Bay Area Governments
AMBAC      American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
Colld.      Collateralized
COPS      Certificates of Participation
CP      Commerical Paper
FGIC      Financial Guaranty Insurance Corporation
FHLMC      Freddie Mac
FNMA      Federal National Mortgage Association
FSA      Financial Security Assurance
G.O.      General Obligation
Gtd.      Guaranteed
IDA      Industrial Development Authority
LOC      Letter of Credit
MBIA      Municipal Bond Insurance Association
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tender
PCR      Pollution Control Revenue
P-Floats      Puttable Floating Rate Securities
ROCS      Reset Option Certificates
SFM      Single Family Mortgage
MONEY MARKET FUNDS       11       NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
Soc Gen      Societe Generale
TRANS      Tax and Revenue Anticipation Notes
VRDB       Variable Rate Demand Bonds
XLCA       XL Capital Assurance
MONEY MARKET FUNDS       12       NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED NOTES - 5.6%
Auto Receivables - 1.2%
AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A1, 5.32%, 5/6/08	$15,059	$15,059
Capital One Auto Finance Trust, Series 2007-A, Class A1, 5.32%, 2/15/08	10,365	10,365
Ford Credit Auto Owner Trust, Series 2006-C, Class A1, (1) 5.36%, 12/15/07	8,473	8,473
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1) 5.35%, 7/15/08	60,000	60,000
USAA Auto Owner Trust, FRN, Series 2006-4, Class A1, 5.34%, 12/13/07	4,743	4,743
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A1, 5.34%, 6/20/08	30,000	30,000

		128,640

International Receivables - 4.4%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, 5.30%, 7/17/07	40,000	40,000
Granite Master Issuer PLC, FRN, Series 2006-3, Class A4, 5.30%, 7/20/07	78,000	78,000
Granite Master Issuer PLC, FRN, Series 2007-2, Class 4A1, 5.30%, 7/17/07	20,000	20,000
Holmes Financing PLC, FRN, Series 10A, Class 1A, (1) 5.29%, 7/16/07	25,000	25,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A, (1) 5.30%, 7/16/07	35,000	35,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1, 5.30%, 7/16/07	25,000	25,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1, (1) 5.32%, 7/27/07	38,912	38,912
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1) 5.31%, 7/16/07	32,931	32,931
Paragon Mortgages PLC, FRN, Series 13A, Class A1, (1) 5.31%, 7/16/07	28,844	28,844
MONEY MARKET FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED NOTES - 5.6% — CONTINUED
International Receivables - 4.4% — (continued)
Paragon Mortgages PLC, FRN, Series 14A, Class A1, (1) 5.32%, 7/16/07	$40,000	$40,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A, 5.30%, 7/16/07	50,000	50,000
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A, 5.30%, 7/16/07	20,000	20,000
Westpac Securitization Trust, FRN, Series 2007-1G, Class A1, (1) 5.33%, 8/21/07	32,000	32,000

		465,687

Other Receivables - 0.0%
CNH Equipment Trust, Series 2006-B, Class A1, 5.39%, 10/5/07	4,056	4,056

Total Asset-Backed Notes (Cost $598,383)		598,383

CERTIFICATES OF DEPOSIT - 23.1%
Domestic Depository Institutions - 1.3%
Citibank, New York,
5.30%, 8/14/07	40,000	40,000
Comerica Bank, FRCD,
5.30%, 7/24/07	40,000	40,001
Washington Mutual Bank, FA, Stockton, California,
5.75%, 7/5/07	9,600	9,600
Washington Mutual Bank, FRCD,
5.34%, 9/17/07	57,000	57,000

		146,601

Foreign Depository Institutions - 21.8%
ABN AMRO Bank NV Chicago,
5.35%, 1/16/08	35,000	35,000
ABN AMRO, London Branch,
5.32%, 5/27/08	30,000	30,000
Allied Irish Bank, London Branch,
5.44%, 6/16/08	40,000	40,000
Banco Bilbao Vizcaya Argentaria,
5.30%, 8/13/07	40,000	40,000
Banco Bilbao Vizcaya Argentaria, London,
5.31%, 8/16/07	35,000	35,000
Bank of Montreal, Chicago Branch,
5.39%, 7/1/07, FRCD	60,000	60,000
5.30%, 7/27/07	50,000	50,000
Bank of Nova Scotia, FRCD,
5.27%, 7/31/07	25,000	24,997
MONEY MARKET FUNDS       2       NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CERTIFICATES OF DEPOSIT - 23.1% — CONTINUED
Foreign Depository Institutions - 21.8% — (continued)
Barclays Bank, New York Branch,
5.35%, 10/2/07	$30,000	$30,000
5.35%, 1/22/08	25,000	25,000
5.35%, 4/14/08	40,000	40,000
5.30%, 5/22/08	25,000	25,000
BNP Paribas, London Branch,
5.30%, 7/10/07	25,000	25,000
5.26%, 9/17/07	40,000	40,000
5.30%, 9/21/07	68,000	68,000
5.31%, 2/22/08	30,000	30,000
BNP Paribas, New York Branch,
5.28%, 1/11/08	25,000	25,000
CALYON New York, FRCD,
5.33%, 7/1/07	25,000	25,000
5.37%, 7/1/07	40,000	39,994
Canadian Imperial Bank of Commerce, New York Branch,
5.39%, 7/1/07, FRCD	70,000	70,000
5.35%, 7/17/07	40,000	40,000
Credit Agricole SA, London Branch,
5.30%, 7/10/07	35,000	35,000
5.30%, 2/7/08	40,000	40,000
Credit Suisse First Boston, New York Branch,
5.30%, 1/14/08	35,000	35,000
5.33%, 1/16/08	60,000	60,000
5.25%, 4/11/08	30,000	30,000
Credit Suisse New York,
5.36%, 4/10/08	40,000	40,000
Deutsche Bank, London Branch,
5.41%, 7/1/07, FRCD	20,000	20,000
5.36%, 10/19/07	40,000	40,000
Deutsche Bank, New York Branch,
5.25%, 10/3/07	35,000	34,993
DNB NOR Bank, London Branch,
5.33%, 9/28/07	35,000	35,000
HBOS Treasury Services, London Branch,
5.41%, 9/20/07	65,000	65,000
HBOS Treasury Services, New York Branch,
5.22%, 12/17/07	43,000	43,000
5.35%, 6/4/08	35,000	35,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07	50,000	50,000
5.30%, 2/22/08	30,000	30,000
National Australia Bank, London Branch,
5.40%, 6/12/08	40,000	40,000
National Bank of Canada, New York Branch,
5.29%, 7/2/07, FRCD	100,000	99,981
5.36%, 1/22/08	35,000	35,000
MONEY MARKET FUNDS       3      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CERTIFICATES OF DEPOSIT - 23.1% — CONTINUED
Foreign Depository Institutions - 21.8% — (continued)
Nordea Bank Finland, New York Branch,
5.26%, 4/11/08	$28,000	$27,999
5.30%, 5/22/08	50,000	50,000
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07	51,000	51,000
Royal Bank of Scotland, New York Branch,
5.26%, 7/9/07, FRCD	40,000	39,992
5.28%, 1/11/08	35,000	35,000
5.29%, 2/11/08	60,000	60,000
Skandinaviska Enskilda Banken,
5.31%, 11/7/07	30,000	30,000
Skandinaviska Enskilda Banken, New York, FRCD,
5.31%, 7/1/07	25,000	25,000
Societe Generale, London Branch,
5.36%, 7/17/07	30,000	30,000
5.26%, 9/17/07	45,000	45,000
5.32%, 10/2/07	40,000	40,000
5.30%, 1/2/08	30,000	30,000
5.30%, 1/3/08	40,000	39,999
Societe Generale, New York Branch, FRCD,
5.39%, 7/1/07	45,000	45,001
Toronto Dominion Bank, New York Branch,
5.71%, 7/9/07	30,000	30,000
UBS AG, Stamford Branch,
5.30%, 8/7/07	50,000	50,000
5.25%, 4/10/08	20,000	20,000
Unicredito Italiano, London Branch,
5.31%, 7/9/07	35,000	35,000
5.33%, 7/10/07	75,000	75,000

		2,324,956

Total Certificates of Deposit (Cost $2,471,557)		2,471,557

COMMERCIAL PAPER - 27.8%
Auto Receivables - 0.7%
New Center Asset Trust,
5.28%, 7/3/07	75,000	74,978

Bank Holding Companies - 1.2%
Citigroup Funding, Inc.,
5.30%, 7/16/07	50,000	49,890
5.24%, 7/23/07	35,000	34,888
5.32%, 7/27/07	40,000	39,846

		124,624

Collateralized Loan Obligations - 0.6%
Simba Funding Corp.,
5.25%, 8/28/07	30,000	29,746
5.26%, 9/11/07	40,000	39,579

		69,325

MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

COMMERCIAL PAPER - 27.8% — CONTINUED
Credit Card Master Trust - 0.5%
BA Credit Card Trust, Emerald Certificates, (1)
5.29%, 8/16/07	$30,000	$29,797
Capital One Multi Execution Trust, Nova Notes, (1)
5.27%, 7/24/07	27,000	26,909

		56,706

Foreign Depository Institutions - 0.3%
UBS Finance Delaware, Inc.,
5.21%, 7/9/07	30,000	29,965

Multi-Seller Conduits - 19.5%
Alpine Securitization,
5.24%, 7/24/07	25,000	24,916
Amsterdam Funding,
5.30%, 7/16/07	50,000	49,890
Apreco,
5.29%, 9/7/07	22,000	21,780
Cedar Springs Capital Co.,
5.27%, 9/20/07	20,000	19,763
Chariot Funding LLC,
5.27%, 7/10/07 (1)	10,000	9,987
5.30%, 7/23/07	75,000	74,757
Charta Corp.,
5.27%, 7/2/07	40,000	39,994
5.26%, 7/18/07	25,000	24,938
5.30%, 7/23/07	50,000	49,838
5.27%, 7/26/07	10,000	9,963
5.27%, 8/2/07	40,000	39,813
5.29%, 8/17/07	40,000	39,724
Clipper Receivales Corp.,
5.37%, 7/2/07	75,000	74,989
5.31%, 7/11/07	50,000	49,926
Concord Minuteman Capital Co., (1)
5.29%, 7/12/07	60,000	59,903
5.25%, 7/13/07	35,000	34,939
5.29%, 7/19/07	41,000	40,892
Crown Point Capital Co.,
5.31%, 7/18/07 (1)	75,000	74,812
5.24%, 8/17/07 (1)	40,000	39,727
5.31%, 9/5/07, FRCP	50,000	49,996
5.31%, 9/10/07, FRCP (1)	60,000	59,992
Fairway Finance Corp.,
5.30%, 7/10/07	50,000	49,934
5.28%, 7/12/07, FRCP	74,000	74,000
Galleon Capital Corp.,
5.37%, 7/2/07	25,000	24,996
Gemini Securitization,
5.27%, 9/25/07	25,000	24,685
MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

COMMERCIAL PAPER - 27.8% — CONTINUED
Multi-Seller Conduits - 19.5% — (continued)
George Street Finance LLC, (1)
5.32%, 7/20/07	$20,000	$19,944
Gotham Funding Corp.,
5.28%, 7/2/07 (1)	50,000	49,993
5.28%, 7/12/07	50,000	49,919
Jupiter Securitization Corp.,
5.29%, 7/19/07	40,000	39,894
Kitty Hawk Funding Corp.,
5.32%, 7/30/07	70,000	69,700
Legacy Capital LLC, (1)
5.20%, 7/6/07	60,000	59,957
5.26%, 7/13/07	20,000	19,965
Lexington Parker Capital,
5.27%, 7/5/07, FRCP	175,000	174,997
5.30%, 7/9/07, FRCP	75,000	74,992
5.27%, 7/12/07 (1)	10,000	9,984
Park Avenue Receivables, (1)
5.30%, 7/16/07	39,000	38,914
5.31%, 7/24/07	40,000	39,864
Sheffield Receivables Corp.,
5.30%, 7/12/07	40,000	39,935
5.29%, 7/13/07	54,000	53,905
5.30%, 7/16/07	80,000	79,823
5.32%, 7/27/07	45,000	44,827
Thames Asset Global Securitization Number One, Inc., (1)
5.24%, 8/14/07	35,961	35,731
5.25%, 8/28/07	5,000	4,958
Thunder Bay Funding, Inc., (1)
5.28%, 7/5/07	15,000	14,991
Versailles,
5.27%, 9/24/07	20,000	19,751
Victory Receivables Corp.,
5.30%, 7/17/07	25,646	25,585
5.30%, 7/19/07	40,000	39,894
Yorktown Capital LLC,
5.28%, 7/12/07	10,000	9,984

		2,081,661

Other Receivables - 1.2%
Thornburg Mortgage Capital Resources, (1)
5.31%, 7/23/07	20,000	19,935
5.32%, 7/24/07	35,000	34,881
5.32%, 7/25/07	70,000	69,752

		124,568

Structured Investment Vehicles - 3.8%
Aquifer Funding LLC,
5.30%, 7/6/07	30,000	29,978
MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

COMMERCIAL PAPER - 27.8% — CONTINUED
Structured Investment Vehicles - 3.8% — (continued)
Cancara Asset Securitization Ltd.,
5.28%, 7/12/07	$40,000	$39,935
Deer Valley Funding LLC, (1)
5.30%, 7/12/07	50,000	49,919
5.35%, 7/20/07	45,000	44,873
5.31%, 7/24/07	25,000	24,915
5.31%, 7/25/07	25,000	24,912
Five Finance Corp., (1)
5.25%, 9/4/07	24,000	23,773
North Sea Funding LLC,
5.24%, 7/25/07	30,000	29,895
5.25%, 8/27/07	35,000	34,709
Scaldis Capital LLC,
5.28%, 7/9/07	40,000	39,953
Solitaire Funding LLC, (1)
5.26%, 7/16/07	35,000	34,923
White Pine Finance LLC, FRCP, (1)
5.28%, 7/3/07	25,000	25,000

		402,785

Total Commercial Paper (Cost $2,964,612)		2,964,612

CORPORATE NOTES/BONDS - 24.1%
Bank Holding Compaines - 0.9%
HSBC USA Inc., FRN,
5.32%, 7/16/07	25,000	25,000
Wachovia Bank, N.A., FRN,
5.35%, 9/4/07	35,000	35,004
Wachovia Corp., FRN,
5.44%, 7/22/07	36,000	36,002

		96,006

Chemicals and Allied Prouducts - 0.4%
BASF Finance Europe NV, FRN, (1)
5.35%, 10/22/07	40,000	40,000

Domestic Depository Institutions - 2.4%
American Express Bank, FSB, FRN,
5.29%, 7/27/07	49,000	49,000
American Express Centurion, FRN,
5.40%, 7/16/07	20,000	20,008
5.32%, 7/18/07	23,000	23,004
Bank of America, N.A., FRN,
5.28%, 7/2/07	33,000	33,000
Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07	100,000	99,931
Washington Mutual Bank, FRN,
5.40%, 8/16/07	35,000	35,008

		259,951

MONEY MARKET FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/BONDS - 24.1% — CONTINUED
Foreign Depository Institutions - 5.7%
Allied Irish Banks PLC, FRN, (1)
5.30%, 7/19/07	$40,000	$40,000
Australia and New Zealand Banking Group, FRN, (1)
5.32%, 7/9/07	25,000	25,000
5.34%, 7/23/07	21,000	21,000
5.34%, 9/5/07	70,000	70,000
Credit Agricole, London, FRN, (1)
5.33%, 9/24/07	50,000	50,000
Danske Bank, FRN, (1)
5.29%, 7/20/07	39,000	38,997
Nordea Bank Finland, New York, FRN, (1)
5.33%, 7/11/07	65,000	65,000
Royal Bank of Canada, FRN,
5.37%, 7/10/07	24,000	24,000
Royal Bank of Scotland PLC, FRN, (1)
5.33%, 7/23/07	55,000	55,000
UBS AG Stamford,
5.29%, 7/16/07, FRN	40,000	40,000
5.40%, 11/28/07	100,000	100,000
Westpac Banking Corp. FRN,
5.42%, 9/11/07	15,000	15,000
Westpac Banking Corp., New York, FRN, (1) (2)
5.30%, 7/6/07	60,000	60,000

		603,997

Insurance Carriers - 2.0%
Allstate Life Global Funding II, FRN, (1)
5.41%, 7/16/07	25,000	25,000
Genworth Global Funding, FRN, (1)
5.31%, 7/11/07	40,000	40,000
ING Verzekeringen NV, FRN, (1)
5.29%, 7/5/07	55,000	55,000
MET Life Global Funding I, FRN, (1)
5.41%, 7/16/07	50,000	50,000
5.31%, 7/23/07	40,000	40,000

		210,000

Non-Depository Personal Credit - 2.0%
American Express Bank FSB, FRN,
5.32%, 7/9/07	20,000	20,003
5.29%, 7/18/07	40,000	39,997
General Electric Capital Corp., FRN,
5.45%, 7/9/07	35,000	35,000
5.28%, 7/24/07	65,000	65,000
HSBC Finance Corp., FRN,
5.33%, 7/6/07	30,000	30,000
5.37%, 7/24/07	25,000	25,000

		215,000

MONEY MARKET FUNDS     8     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/BONDS - 24.1% — CONTINUED
Paper and Allied Products - 0.3%
Kimberly-Clark, (1)
5.26%, 12/19/07	$30,000	$30,000

Security and Commodity Brokers - 3.3%
Bear Stearns Co., Inc., FRN,
5.40%, 7/5/07	20,000	20,000
Goldman Sachs, FRN,
5.48%, 7/1/07	25,000	25,000
5.32%, 7/2/07	25,000	25,000
Merrill Lynch & Co., FRN, MTN,
5.40%, 7/5/07	40,000	40,000
5.57%, 7/11/07	35,000	35,001
5.30%, 7/18/07	50,000	50,000
5.30%, 7/24/07	25,000	25,000
5.29%, 7/27/07	20,000	20,000
Morgan Stanley, FRN,
5.38%, 7/16/07	22,000	22,000
5.41%, 7/27/07	92,800	92,801

		354,802

Structured Investment Vehicles - 7.1%
Asscher Finance Corp., FRN, (1) (2)
5.33%, 9/25/07	40,000	40,000
Beta Finance, Inc., FRN, (1)
5.35%, 7/30/07	20,000	20,004
CC USA Inc., FRN, (1)
5.32%, 7/25/07	25,000	25,003
Cullinan Finance Corp., MTN, (1)
5.31%, 7/9/07, FRN	30,000	29,997
5.28%, 7/30/07, FRN	60,000	59,993
5.32%, 9/11/07, FRN	48,000	47,996
5.36%, 4/15/08	50,000	50,000
5.35%, 5/15/08, FRN	50,000	50,000
Dorada Finance, Inc., (1)
5.32%, 5/27/08	20,000	19,999
Five Finance, Inc., FRN, (1)
5.33%, 9/14/07	35,000	34,999
Links Finance LLC, FRN, MTN, (1)
5.30%, 7/9/07	17,000	17,000
5.29%, 7/16/07	55,000	55,000
5.32%, 7/18/07	40,000	39,997
Sigma Finance, Inc., MTN, (1)
5.52%, 7/1/07, FRN	45,000	44,997
5.34%, 7/9/07, FRN	10,000	10,000
5.31%, 7/16/07, FRN	40,000	40,003
5.33%, 9/15/07, FRN	40,000	39,996
5.35%, 5/19/08	40,000	40,000
5.37%, 6/3/08	25,000	25,000
MONEY MARKET FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/BONDS - 24.1% — CONTINUED
Structured Investment Vehicles - 7.1% — (continued)
White Pine Finance LLC, FRN,
5.28%, 7/20/07 (1)	$20,000	$19,996
5.28%, 7/25/07 (1)	15,000	15,000
5.32%, 10/19/07 (1) (2)	35,000	34,994

		759,974

Total Corporate Notes/Bonds (Cost $2,569,730)		2,569,730

EURODOLLAR TIME DEPOSITS - 9.5%
Domestic Depository Institutions - 0.7%
Bank of America, Grand Cayman,
5.32%, 9/14/07	30,000	30,000
Manufacturers & Traders Trust Co.,
5.38%, 7/2/07	50,000	50,000

		80,000

Foreign Depository Institutions - 8.8%
Danske Bank, London,
5.40%, 7/2/07	100,000	100,000
Dexia Bank Belgium, Brussels, Belgium,
5.40%, 7/2/07	100,000	100,000
Dexia Credit Local de France, Paris,
5.40%, 7/2/07	100,000	100,000
Fortis Bank, Brussels, Belgium,
5.33%, 7/31/07	35,000	35,000
HBOS Treasury Services, London,
5.42%, 7/2/07	95,000	95,000
ING Bank, Amsterdam,
5.44%, 7/2/07	200,000	200,000
5.30%, 7/3/07	35,000	35,000
5.33%, 9/25/07	40,000	40,000
Royal Bank of Canada, Toronto, Canada,
5.31%, 8/16/07	35,000	35,000
UBS AG, Grand Cayman,
5.44%, 7/2/07	200,000	200,000

		940,000

Total Eurodollar Time Deposits (Cost $1,020,000)		1,020,000

MUNICIPAL INVESTMENTS - 0.8%
Administration of Environmental and Housing Programs - 0.3%
Florida Housing Financial Corp., Taxable Revenue Bonds,
Series 2002A, Affordable Housing (AMBAC Insured),
5.32%, 7/10/07	4,700	4,700
State of Texas G.O. Taxable,
Veterans’ Land Refunding Bonds, Series 2000,
5.32%, 7/10/07	14,960	14,960
State of Texas G.O. Taxable, VRDB,
Veterans’ Land Refunding Bonds, Series 2002,
5.32%, 7/10/07	9,140	9,140

		28,800

MONEY MARKET FUNDS     10     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 0.8% — CONTINUED
Executive, Legislative and General Government - 0.2%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
5.34%, 7/10/07	$15,500	$15,500
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
5.34%, 7/10/07	10,000	10,000

		25,500

Miscellaneous Retail - 0.1%
Macon-Bibb County, Georgia, IDR, Taxable Revenue Bonds,
Bass Pro Outdoor World LLC (General Electric Capital Corp. LOC), (1)
5.32%, 7/10/07	11,000	11,000

Student Loans - 0.1%
Illinois Student Assistance Comission Student Loan
VRDB Taxable, Series D (Bank of America N.A. LOC),
5.35%, 7/10/07	11,000	11,000

Water Services - 0.1%
Los Angeles, California, Department of Water and
Power Waterworks Taxable VRDB, Series B-1,
5.34%, 7/10/07	11,600	11,600

Total Municipal Investments (Cost $87,900)		87,900

REPURCHASE AGREEMENTS - 9.2%
(Colld. at a minimum of 102%) (3)
Joint Repurchase Agreements - 0.2%
Morgan Stanley & Co., Inc., dated 6/29/07, repurchase price $8,884
4.35%, 7/2/07	8,881	8,881
Societe Generale — New York Branch, dated 6/29/07, repurchase price $4,442
4.40%, 7/2/07	4,441	4,441
UBS Securities LLC, dated 6/29/07, repurchase price $6,663
4.40%, 7/2/07	6,661	6,661

		19,983

(Colld. at a minimum of 102%) (4)
Repurchase Agreements - 9.0%
Bank of America N.A., dated 6/29/07, repurchase price $455,203
5.35%, 7/2/07	455,000	455,000
Citigroup Global Markets, Inc., dated 6/29/07, repurchase price $395,178
5.40%, 7/2/07	395,000	395,000
Goldman Sachs & Co., Inc., dated 6/29/07, repurchase price $50,022
5.39%, 7/2/07	50,000	50,000
Lehman Brothers, Inc., dated 6/29/07, repurchase price $57,772
5.39%, 7/2/07	57,746	57,746

		957,746

Total Repurchase Agreements (Cost $977,729)		977,729

MONEY MARKET FUNDS     11     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

Total Investments - 100.1% (Cost $10,689,911) (5)	$10,689,911

Liabilities less Other Assets – (0.1)%	(8,483)

NET ASSETS - 100.0%	$10,681,428

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At June 30, 2007, the value of these restricted illiquid securities amounted to approximately $134,994,000 or 1.3% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Asscher Finance Corp., FRN,
5.33%, 9/25/07	6/13/07	$40,000
Westpac Banking Corp., New York, FRN,
5.30%, 7/6/07	11/21/06	60,000
White Pine Finance LLC, FRN,
5.32%, 10/19/07	4/11/07	34,993

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

U.S. Treasury Bonds	2.00% - 7.50%	11/15/16 - 4/15/29
U.S. Treasury Notes	1.88% - 2.50%	1/15/14 - 1/15/17

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

FHLMC	0.00% - 8.00%	6/1/10 - 7/15/37
FNMA	4.00% - 7.50%	6/1/14 - 6/1/37
GNMA	4.50%	4/20/35

(5)	The cost for federal income tax purposes was $10,689,911.
Percentages shown based on Net Assets.
MONEY MARKET FUNDS     12     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
AMBAC     American Municipal Bond Assurance Corporation
Colld.     Collateralized
FHLMC     Freddie Mac
FNMA     Federal National Mortgage Association
FRCD     Floating Rate Certificates of Deposit
FRCP     Floating Rate Commerical Paper
FRN     Floating Rate Notes
FSB     Federal Savings Bank
GNMA     Government National Mortgage Association
G.O.     General Obligation
IDR     Industrial Development Revenue
LOC     Letter of Credit
MTN     Medium Term Notes
VRDB     Variable Rate Demand Bonds
MONEY MARKET FUNDS     13     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8%
Alabama - 1.7%
Birmingham Special Care Facilities Authority Revenue Bonds,
Series 2003-A, Health Care Medical Center East (AmSouth Bank Birmingham LOC),
3.75%, 7/10/07	$2,250	$2,250
Eutaw IDB PCR Refunding Bonds, Green County Project,
3.95%, 7/2/07	6,550	6,550
Jefferson County Obligation School Warrant Revenue Bonds,
Series 2005B (AMBAC Insured),
3.76%, 7/10/07	66,300	66,300
Taylor-Ryan Improvement District Number 2,
Variable Improvement Bonds, Series 2005 (Wachovia Bank N.A. LOC),
3.77%, 7/10/07	8,180	8,180
University of Alabama at Birmingham Hospital Revenue Bonds,
Merrill Lynch P-Floats PA-1413-2006 (Merrill Lynch & Co. Inc. Gtd.), (1)
3.79%, 7/10/07	8,280	8,280

		91,560

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue VRDB, Series 2007C-1,
Morgan Keegan Municipal Products, Inc. Various States Trust Receipts (Citigroup, Inc. Gtd.), (1)
3.78%, 7/10/07	40,220	40,220
Anchorage G.O.TANS, Series 2007,
4.25%, 12/28/07	10,000	10,033
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003B,
BP Pipelines, Inc. Project (BP PLC Gtd.),
3.92%, 7/2/07	3,000	3,000

		53,253

Arizona - 0.7%
Phoenix IDA Multifamily Housing Revenue Refunding Bonds,
Series 1995, Paradise Lakes Apartments Project (Bank of America N.A. LOC),
3.76%, 7/10/07	22,000	22,000
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001,
Eastside Place Apartments (FNMA LOC),
3.74%, 7/10/07	1,290	1,290
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
3.80%, 7/10/07	8,700	8,700
Salt River Project System Revenue Bonds,
Eagle Trust Series 20020301 Class A, (1)
3.80%, 7/10/07	8,000	8,000

		39,990

Arkansas - 0.1%
Boone County Hospital Revenue VRDB,
North Arkansas Regional Medical Center Project (Bank of America N.A. LOC),
3.73%, 7/10/07	6,600	6,600

California - 6.6%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB,
Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),
3.66%, 7/10/07	2,500	2,500
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2004, Thacher Schools,
3.69%, 7/10/07	1,200	1,200
MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
California - 6.6% — (continued)
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004,
California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),
3.71%, 7/10/07	$5,900	$5,900
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB,
Series A, Elder Care Alliance (Citibank N.A. LOC),
3.71%, 7/10/07	7,800	7,800
Affordable Housing Agency Multifamily Revenue VRDB,
Series 2003A, Westridge Hilltop (FNMA Insured),
3.69%, 7/10/07	4,845	4,845
Alameda-Contra Costa Schools COPS VRDB, Series 2002J,
Capital Improvement Financing Projects (KBC Bank N.V. LOC),
3.66%, 7/10/07	2,510	2,510
Bay Area Toll Bridge Revenue VRDB,
Series C, San Francisco Bay Area Toll Authority (AMBAC Insured),
3.59%, 7/10/07	13,500	13,500
California Communities Note Program TRANS,
Series 2007 A-1,
4.50%, 6/30/08	20,000	20,165
California Educational Facilities Authority Revenue VRDB,
Series 2005B, Pomona College,
3.65%, 7/10/07	400	400
California Infrastructure and Economic Development Bank Revenue VRDB,
J Paul Getty Trust, Series B,
3.82%, 7/2/07	1,100	1,100
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-1 (Bank of New York LOC),
3.79%, 7/2/07	4,500	4,500
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-2 (BNP Paribas LOC),
3.83%, 7/2/07	35,000	35,000
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-1 (Dexia Credit Local LOC),
3.69%, 7/10/07	13,200	13,200
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-4 (JPMorgan Chase Bank LOC),
3.63%, 7/10/07	40,800	40,800
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-5 (Dexia Credit Local LOC),
3.63%, 7/10/07	11,200	11,200
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-7 (FSA Corp. Insured),
3.65%, 7/10/07	8,450	8,450
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries F-4 (Bank of America N.A. LOC),
3.79%, 7/2/07	5,700	5,700
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-1 (Bank of Nova Scotia LOC),
3.69%, 7/10/07	700	700
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-3 (FSA Corp. Insured),
3.65%, 7/10/07	3,700	3,700
MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
California - 6.6% — (continued)
California State Economic Recovery Revenue VRDB,
Series 2004C-2,
3.81%, 7/2/07	$1,850	$1,850
Series 2004C-16 (FSA Corp. Insured),
3.71%, 7/10/07	465	465
California State G.O., Kindergarten-University,
Series 2004A-8 (Citibank N.A. LOC),
3.65%, 7/10/07	5,400	5,400
Series 2004A-9 (Citibank N.A. LOC),
3.66%, 7/10/07	300	300
California State G.O. Puttable Floating Option,
Series EC 1068, Merrill P-Floats (AMBAC Insured), (1)
3.79%, 7/10/07	18,550	18,550
California State G.O.,
Series 2003B-4 Floating Rate Certificates (Bank of New York LOC),
3.65%, 7/10/07	24,400	24,400
California State G.O. VRDB, Series A, Subseries A-3
(Bank of America N.A. LOC),
3.67%, 7/10/07	23,850	23,850
California State G.O. VRDB, Series B, Subseries 2005 B-6
(KBC Bank N.V. LOC),
3.88%, 7/2/07	1,400	1,400
California Statewide Communities Development Authority Multifamily Housing
Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),
3.67%, 7/10/07	6,100	6,100
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Gemological Institute (AMBAC Insured),
3.65%, 7/10/07	2,465	2,465
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of New York LOC),
3.68%, 7/10/07	2,000	2,000
California Statewide Communities Development Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
3.75%, 7/10/07	2,350	2,350
California Statewide Communities Development Authority Revenue VRDB,
Series 2004L, Kaiser Permanente Project,
3.75%, 7/10/07	4,300	4,300
California Statewide Communities Development Authority Revenue VRDB,
Series 2006, Amern Baptist Homes West (LaSalle Bank N.A. LOC),
3.68%, 7/10/07	700	700
California Statewide Communities Development Authority Revenue VRDB,
University of San Diego (BNP Paribas LOC),
3.66%, 7/10/07	3,300	3,300
City of Stockton Revenue VRDB,
Series 2002A, Dameron Hospital Association (U.S. Bank N.A. LOC),
3.88%, 7/2/07	100	100
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB,
Series 1994A, Shadowhills Apartments (FNMA LOC),
3.67%, 7/10/07	200	200
MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
California - 6.6% — (continued)
Invine Improvement Board Special Assessment District Number 93-14,
Limitied Obligation (Bank of America N.A. LOC),
3.80%, 7/2/07	$1,600	$1,600
Los Angeles Convention and Exhibition Center Authority Lease Revenue Refunding VRDB,
Series 2003E (AMBAC Insured),
3.67%, 7/10/07	13,200	13,200
Los Angeles Multifamily Revenue Refunding VRDB,
Series 1991, Mountainback I Apartments Project (FHLMC LOC),
3.69%, 7/10/07	300	300
Los Angeles Unified School District COPS VRDB,
Series 2005B, Administration Building Project III (AMBAC Insured),
3.65%, 7/10/07	1,300	1,300
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB,
Series 2004A2,
3.75%, 7/10/07	4,980	4,980
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2005B-2,
3.63%, 7/10/07	1,000	1,000
Orange County Sanitation District COPS,
3.85%, 7/2/07	12,300	12,300
Oxnard Financing Authority Lease Revenue VRDB,
Civic Center Phase 2 Project (AMBAC Insured),
3.65%, 7/10/07	350	350
Oxnard Financing Authority Wastewater Revenue VRDB,
Headworks and Septic System Conversion (AMBAC Insured),
3.65%, 7/10/07	2,765	2,765
Pleasanton COPS VRDB,
Assisted Living Facilities (Citibank N.A. LOC),
3.70%, 7/10/07	100	100
Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series A,
Summit Hilltop (FNMA Gtd.),
3.69%, 7/10/07	15,080	15,080
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C,
Tyler Springs Apartments (FNMA Gtd.),
3.69%, 7/10/07	8,250	8,250
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series A,
Bent Tree Apartments (FNMA Gtd.),
3.67%, 7/10/07	4,100	4,100
San Bernadino County Housing Authority Multifamily Revenue Refunding VRDB,
Montclair Heritage Project (FHLB of San Francisco LOC),
3.70%, 7/10/07	1,000	1,000
San Francisco City and County Redevelopment Agency Multifamily Housing
Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
3.69%, 7/10/07	2,400	2,400
Sequoia Unified High School District G.O. Bonds,
Series 2003-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.73%, 7/10/07	11,400	11,400

		361,025

Colorado - 2.4%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001,
Rent Housing Hunters Run (FHLMC LOC),
3.75%, 7/10/07	9,355	9,355
MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Colorado - 2.4% — (continued)
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 3.97%, 7/2/07	$4,225	$4,225
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC), 3.77%, 7/10/07	2,000	2,000
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC), 3.73%, 7/10/07	19,315	19,315
Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC), 3.75%, 7/10/07	7,685	7,685
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	12,830	12,830
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.73%, 7/10/07	16,000	16,000
Eagle County Metropolitan District Revenue VRDB, Series 1999B, Eagle Ranch Golf Course Enterprise (Bank of America N.A. LOC), 3.80%, 7/10/07	6,570	6,570
Park Creek Metropolitan District Revenue Bonds, Merrill Lynch P-Floats 157 (Danske Bank Gtd.), (1) (2) 3.68%, 2/14/08	36,995	36,995
Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC), 3.84%, 7/10/07	4,680	4,680
Westminster EDA Tax Increment Revenue VRDB, Series 2005, North Huron Urban Renewal Project (Depfa Bank PLC LOC), 3.76%, 7/10/07	10,000	10,000

		129,655

Connecticut - 0.0%
Connecticut Health and Educational Facilities Authority, Series 1997T- 1, Yale University, 3.80%, 7/2/07	1,700	1,700

District of Columbia - 0.8%
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC), 3.75%, 7/10/07	3,620	3,620
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 3.79%, 7/10/07	10,100	10,100
District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC), 3.74%, 7/10/07	19,000	19,000
District of Columbia Water and Sewer Authority Revenue Bonds, Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1) 3.80%, 7/10/07	3,300	3,300
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 3.80%, 7/10/07	7,590	7,590

		43,610

MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Florida - 6.1%
Brevard County Healthcare Facilities Revenue Refunding VRDB, Series 2003, Health First, Inc. Project (SunTrust Bank LOC), 3.89%, 7/2/07	$340	$340
Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC), 3.85%, 7/10/07	10,000	10,000
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 3.75%, 7/10/07	10,000	10,000
Dade County Special Obligation Refunding Bonds, Morgan Stanley Floating Rate Trust Certificates, Series 2000-415 (AMBAC Insured), (1) 3.79%, 7/10/07	8,995	8,995
Florida Board of Education Capital Outlay Revenue Bonds, Citicorp Eagle Trust, Series 20000902, (1) 3.80%, 7/10/07	4,550	4,550
Florida Gas Utility Revenue VRDB, Series 2006, Gas Supply Project Number 2-A-2, 3.70%, 7/10/07	5,800	5,800
Florida Housing Finance Agency Revenue Bonds, Multifamily XX (FNMA Insured), 3.75%, 7/10/07	8,100	8,100
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 3.75%, 7/10/07	5,815	5,815
Florida Housing Finance Corp. Revenue Bonds, Merrill Lynch P-Floats 305 (Merrill Lynch & Co., Inc. Gtd.), (1) 3.82%, 7/10/07	17,170	17,170
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1) 3.80%, 7/10/07	7,000	7,000
Florida State Board of Education G.O., Series EC 1049, Merrill P-Floats, (1) 3.82%, 7/10/07	21,450	21,450
Florida State Department of Juvenile Justice Lease Certificates Revenue Bonds, Wachovia MERLOTS Series 2000-OOO (MBIA Insured), (1) 3.79%, 7/10/07	5,160	5,160
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series B, Adventist Health (FGIC Insured), 3.73%, 7/10/07	15,000	15,000
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist/Sunbelt (FGIC Insured), 3.73%, 7/10/07	18,890	18,890
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.73%, 7/10/07	2,100	2,100
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.73%, 7/10/07	14,480	14,480
Highlands County Health Facilities Authority Revenue VRDB, Series 2000A, Adventist Health System Sunbelt (FGIC Insured), 3.73%, 7/10/07	17,050	17,050

MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Florida - 6.1% — (continued)
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.74%, 7/10/07	$10,805	$10,805
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 3.73%, 7/10/07	4,365	4,365
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002A, Shell Point Village Project (Bank of America N.A. LOC), 3.73%, 7/10/07	8,405	8,405
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC), 3.80%, 11/15/07	7,930	7,930
Orange County Health Facilities Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC), 3.73%, 7/10/07	10,000	10,000
Orlando and Orange County Expressway Authority Revenue VRDB, Subseries D (AMBAC Insured), 3.70%, 7/10/07	18,340	18,340
Orlando and Orange County Expressway Authority Revenue VRDB, Subseries E (AMBAC Insured), 3.70%, 7/10/07	8,940	8,940
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare Systems Project (SunTrust Bank LOC), 3.89%, 7/2/07	1,200	1,200
Palm Beach County Revenue VRDB, Series 2003, Morse Obligation Group (KeyBank N.A. LOC), 3.75%, 7/10/07	8,755	8,755
Palm Beach School Board COPS, Series 2013, BB&T Municipal Trust Floaters (AMBAC Insured), 3.79%, 7/10/07	11,185	11,185
Palm Beach School District Sales Tax Revenue CP Notes (Bank of America N.A. LOC), 3.72%, 2/14/08	65,500	65,500
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series A, Bayfront Hospital (SunTrust Bank LOC), 3.89%, 7/2/07	5,000	5,000
Polk County IDA Revenue Bonds, Series 2004, Lifepath Hospice Project (SunTrust Bank LOC), 3.74%, 7/10/07	2,700	2,700

		335,025

Georgia - 5.6%
Albany-Dougherty County Hospital Authority Revenue Bonds, Series 96, Phoebe Putney Memorial Hospital (AMBAC Insured), 3.73%, 7/10/07	18,645	18,645
Clayton County Development Authority Revenue VRDB, Series 2000A, Delta Airlines Project (General Electric Capital Corp. LOC), (1) 3.82%, 7/10/07	40,400	40,400
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 3.75%, 7/10/07	6,000	6,000
Cobb County G.O TANS, 4.00%, 12/31/07	10,000	10,022

MONEY MARKET FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Georgia - 5.6% — (continued)
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC), 3.74%, 7/10/07	$8,000	$8,000
DeKalb County Housing Authority Multifamily Revenue Refunding Bonds, Series 1988, Wood Hills Apartment Project (Bank of America N.A. LOC), 3.77%, 7/10/07	14,625	14,625
DeKalb County Housing Authority Multifamily Revenue VRDB, Post Brook Project (FNMA Gtd.), 3.73%, 7/10/07	4,300	4,300
Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999, Piedmont Hospital Project (SunTrust Bank LOC), 3.73%, 7/10/07	26,675	26,675
Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 3.74%, 7/10/07	8,900	8,900
Georgia State G.O. Bonds, (1) Eagle Trust Series 97C1001, 3.80%, 7/10/07	15,500	15,500
Eagle Trust Series 97C1002, 3.80%, 7/10/07	15,100	15,100
Eagle Trust Series 99D1002, 3.80%, 7/10/07	24,280	24,280
Gordon County Hospital Authority Revenue VRDB, Series 1996-A, Adventist Health Systems Sunbelt Project (SunTrust Bank LOC), 3.88%, 7/10/07	730	730
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 3.73%, 7/10/07	6,060	6,060
Gwinnett County Multifamily Housing Revenue VRDB, Series 1998, Post Court Project (FNMA Gtd.), 3.73%, 7/10/07	10,000	10,000
Macon Water and Sewer Authority Revenue Bonds, Series 2004, 3.74%, 7/10/07	10,020	10,020
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue CP Notes VRDB, Series B (Dexia Bank Belgium LOC), 3.87%, 7/13/07	30,000	30,000
Richmond County Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC), 3.74%, 7/10/07	8,800	8,800
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel Roswell (FNMA Gtd.), 3.75%, 7/10/07	10,000	10,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.), 3.73%, 7/10/07	4,000	4,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.), 3.73%, 7/10/07	7,950	7,950
State of Georgia G.O., Merrill Lynch P-Floats-EC 1019, (1) 3.82%, 7/10/07	19,990	19,990

MONEY MARKET FUNDS     8     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Georgia - 5.6% — (continued)
Thomasville Hospital Authority Revenue Anticipation Certificates, Series 2003, John D. Archibold Memorial Hospital Project (SunTrust Bank LOC), 3.74%, 7/10/07	$5,300	$5,300
Waleska Downtown Development Authority Revenue VRDB, Reinhardt College Project (Regions Bank LOC), 3.76%, 7/10/07	3,600	3,600

		308,897

Hawaii - 0.1%
Hawaii State G.O. Bonds, Citicorp Eagle Trust 2000-1101 (FGIC Insured), (1) 3.80%, 7/10/07	6,000	6,000

Idaho - 0.2%
Idaho State G.O. TANS, Series 2007, 4.50%, 6/30/08	9,000	9,066

Illinois - 14.2%
Chicago Board of Education G.O., Series A PA 616, School Reform Board (FGIC Insured), (1) 3.81%, 7/10/07	6,705	6,705
Chicago Board of Education G.O. Variable Rate Certificates, Series 2000A, School Reform Board (FGIC Insured), (1) 3.79%, 7/10/07	6,200	6,200
Chicago Board of Education G.O. VRDB, Series D (Depfa Bank PLC LOC), 3.76%, 7/10/07	24,000	24,000
Chicago G.O. Bonds, Series B 2002, 3.74%, 7/10/07	6,600	6,600
Chicago G.O. Project and Refunding Bonds, Series 1998M, Bank of America Partnership (FGIC Insured), (1) 3.79%, 7/10/07	15,000	15,000
Chicago G.O. Refunding Bonds, Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1) 3.80%, 7/10/07	11,600	11,600
Chicago G.O. Revenue Refunding VRDB, Series 2005D, Refunding Project (FSA Corp. Insured), 3.73%, 7/10/07	33,000	33,000
Chicago G.O. Tender Notes, Series 2006 (Bank of America N.A. LOC), 3.52%, 10/11/07	10,000	10,000
Chicago Housing Revenue Bonds, Lehman Municipal Trust Receipts K58 (FSA Corp. Insured), (1) 3.77%, 7/10/07	23,075	23,075
Elmhurst Revenue Bonds, Commission Accreditation of Healthcare Project (JPMorgan Chase Bank LOC), 3.73%, 7/10/07	9,065	9,065
Evanston G.O., Series 2002A, Sherman Plaza, 3.75%, 7/10/07	18,050	18,050
Evanston G.O. VRDB, Series 2000A, Maple Street Project, 3.75%, 7/10/07	7,600	7,600
Evanston G.O. VRDB, Series C, Recreation Center Project, 3.75%, 7/10/07	3,300	3,300

MONEY MARKET FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Illinois - 14.2% — (continued)
Hazel Crest Retirement Center Revenue Bonds, Series 1992A, Waterford Estates Project (Depfa Bank PLC LOC), 3.78%, 7/10/07	$7,765	$7,765
Illinois Development Finance Authority IDR Bonds, Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC), 3.88%, 7/10/07	2,225	2,225
Illinois Development Finance Authority Revenue Bonds, Series 2001, YMCA of Metropolitan Chicago Project (Harris N.A. LOC), 3.80%, 7/10/07	37,100	37,100
Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (LaSalle Bank N.A. LOC), 3.76%, 7/10/07	6,200	6,200
Illinois Development Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC), 3.83%, 7/10/07	10,515	10,515
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC), 3.75%, 7/10/07	6,275	6,275
Illinois Development Finance Authority Revenue VRDB, Series 1999D1, AMR Pooled Program (Fifth Third Bank LOC), 3.81%, 7/10/07	3,300	3,300
Illinois Development Finance Authority Revenue VRDB, Series 1999D2, AMR Pooled Program (Fifth Third Bank LOC), 3.81%, 7/10/07	5,460	5,460
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, Macon Trust Variable Rate Certificates Series D, (1) 3.79%, 7/10/07	7,005	7,005
Illinois Educational Facilities Authority Revenue Bonds, Series A, IIT Student Housing (Harris N.A. LOC), 3.76%, 7/10/07	20,095	20,095
Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Fifth Third Bank LOC), 3.83%, 7/10/07	3,300	3,300
Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (U.S. Bank N.A. LOC), 3.97%, 7/2/07	8,000	8,000
Illinois Finance Authority Revenue Bonds, Kohl Childrens Museum (Fifth Third Bank LOC), 3.76%, 7/10/07	2,280	2,280
Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC), 3.75%, 7/10/07	11,800	11,800
Illinois Finance Authority Revenue Bonds, Series 2004, Community Action Partnership (Citibank N.A. LOC), 3.76%, 7/10/07	5,930	5,930
Illinois Finance Authority Revenue Refunding VRDB, Series 2006A, Loyola University Health (JPMorgan Chase Bank LOC), 3.74%, 7/10/07	50,145	50,145
Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	17,500	17,500
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	20,050	20,050

MONEY MARKET FUNDS     10     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Illinois - 14.2% — (continued)
Illinois Finance Authority Revenue VRDB, Series 2006B, Loyola University Health System (Harris N.A. LOC), 3.74%, 7/10/07	$1,400	$1,400
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (LaSalle Bank N.A. LOC), 3.74%, 7/10/07	15,000	15,000
Illinois Finance Authority Revenue VRDB, WBEZ Alliance Income Project (LaSalle Bank N.A. LOC), 3.74%, 7/10/07	3,000	3,000
Illinois Health Facilities Authority Revenue Bonds, Advocate Healthcare Network, Series 2003A, 3.85%, 7/6/07	10,550	10,550
Illinois Health Facilities Authority Revenue VRDB, Series 2003, Memorial Health Systems (JPMorgan Chase Bank LOC), 3.96%, 7/2/07	2,500	2,500
Illinois Metropolitan Water Reclamation District, ABN AMRO Munitops Certificate Trust 2006-29, (1) 3.79%, 7/10/07	10,000	10,000
Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC), 3.82%, 7/10/07	5,600	5,600
Illinois State G.O. Bonds, Series 1630, Morgan Stanley Floaters, (1) 3.79%, 7/10/07	12,085	12,085
Illinois State G.O. Bonds, Series 2002, Tax-Exempt Eagle Trust 20021301, Illinois First (FGIC Insured), (1) 3.80%, 7/10/07	5,000	5,000
Illinois State G.O. VRDB, Series 2003B, 3.73%, 7/10/07	190,900	190,900
Illinois State Sales TRB, Salomon Smith Barney Eagle Trust, (1) 3.80%, 7/10/07	5,045	5,045
Illinois State Sales Tax Revenue VRDB, Bank of America Macon Trust Receipts Series C, (1) 3.79%, 7/10/07	3,500	3,500
Illinois State Tollway Highway Revenue Bonds, Series A2, ABN AMRO Munitops Certificate Trust 2006-44 (FSA Corp. Insured), (1) 3.79%, 7/10/07	40,000	40,000
Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC), 3.73%, 7/10/07	2,800	2,800
Metropolitan Pier and Exposition Authority Revenue Bonds, Citicorp Eagle Trust Series 20026001 (MBIA Insured), (1) 3.80%, 7/10/07	10,000	10,000
Normal G.O. VRDB, Series 2003, McLean County Project, 3.78%, 7/10/07	4,750	4,750
Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC), 3.75%, 7/10/07	14,900	14,900

MONEY MARKET FUNDS     11     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Illinois - 14.2% — (continued)
Regional Transportation Authority Revenue Bonds, Citicorp Eagle Trust Series 20001303 (MBIA Insured), (1) 3.80%, 7/10/07	$14,510	$14,510
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 3.91%, 7/2/07	4,985	4,985
Springfield Election Revenue Bonds, Series 2006-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) (2) 3.79%, 7/10/07	14,995	14,995
University of Illinois Auxiliary Facility Revenue Bonds, Eagle Trust Series 20001301 (MBIA Insured), (1) 3.80%, 7/10/07	3,000	3,000
Warren County Industrial Project Revenue Bonds, Series 2002, Monmouth College Project (Allied Irish Bank LOC), 3.76%, 7/10/07	5,430	5,430

		779,090

Indiana - 4.3%
Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC), 3.77%, 7/10/07	15,000	15,000
Fort Wayne Economic Development Revenue VRDB, Series 2004, University of St. Francis (JPMorgan Chase Bank LOC), 3.83%, 7/10/07	2,700	2,700
Indiana Bond Bank Revenue Notes, Series 2007A, Advanced Funding Program Notes, 4.25%, 1/31/08	35,000	35,119
Indiana Development Finance Authority Industrial Revenue Bonds, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC), 3.83%, 7/10/07	1,500	1,500
Indiana Educational Facilities Authority Revenue VRDB, Series 2003, Franklin College (JPMorgan Chase Bank LOC), 3.96%, 7/2/07	2,800	2,800
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC), 3.73%, 7/10/07	7,030	7,030
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Community Hospital LaGrange County (National City Bank Cleveland LOC), 3.75%, 7/10/07	12,465	12,465
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Parkview Health Systems (AMBAC Insured), Series 2005A, 3.74%, 7/10/07	28,000	28,000
Series 2005B, 3.74%, 7/10/07	37,590	37,590
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC), 3.76%, 7/10/07	6,000	6,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Project (LaSalle Bank N.A. LOC), 3.74%, 7/10/07	10,754	10,754

MONEY MARKET FUNDS     12     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Indiana - 4.3% — (continued)
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 3.96%, 7/2/07	$1,400	$1,400
Indiana Hospital Equipment Financing Revenue VRDB, Hospital Equipment Program Project (MBIA Insured), 3.78%, 7/10/07	10,510	10,510
Marion Economic Development Revenue VRDB, Wesleyan University Project (Bank of America N.A. LOC), 3.73%, 7/10/07	9,450	9,450
Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC), 3.77%, 7/10/07	22,700	22,700
Mt. Vernon Industrial Pollution Control and Solid Waste Disposal Revenue VRDB, General Electric Co. Project, 3.84%, 7/2/07	16,800	16,800
Terre Haute Industrial Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (JPMorgan Chase Bank LOC), 3.83%, 7/10/07	300	300
Vincennes University Revenue Bonds, Series 2004G, Student Fees (JPMorgan Chase Bank LOC), 3.75%, 7/10/07	17,905	17,905

		238,023

Iowa - 0.0%
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 3.96%, 7/2/07	800	800
Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Graceland College (Bank of America N.A. LOC), 3.78%, 7/10/07	1,600	1,600

		2,400

Kansas - 0.7%
Kansas Department of Transportation Highway Revenue Bonds, Eagle Series 20001601, (1) 3.80%, 7/10/07	5,975	5,975
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 3.74%, 7/10/07	3,325	3,325
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 3.74%, 7/10/07	2,000	2,000
Olathe Health Facilities Revenue VRDB, Series 2002A, Olathe Medical Center (AMBAC Insured), 3.91%, 7/2/07	4,875	4,875
Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (LaSalle Bank N.A. LOC), 3.74%, 7/10/07	22,000	22,000

		38,175

Kentucky - 1.1%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 3.79%, 7/10/07	11,850	11,850

MONEY MARKET FUNDS     13     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Kentucky - 1.1% — (continued)
Henderson County Revenue Refunding Bonds, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC), 3.84%, 7/10/07	$4,970	$4,970
Kentucky Asset Liability Commission General Fund Revenue, Series 2007-A TRANS, 4.50%, 6/26/08	34,000	34,254
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 3.79%, 7/10/07	10,784	10,784

		61,858

Louisiana - 1.8%
Louisiana Environmental Facilities Development Revenue Bonds, Series 2004, Sacred Heart Project (SunTrust Bank LOC), 3.79%, 7/10/07	1,000	1,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC), 3.76%, 7/10/07	2,800	2,800
Louisiana Public Facilites Authority Revenue VRDB, Series 2004, Tiger Athletic Foundation Project (Regions Bank LOC), 3.74%, 7/10/07	5,885	5,885
Lousiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, Putters (JPMorgan Chase Bank LOC), (1) 3.79%, 7/10/07	51,695	51,695
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds, Series 1992A, 1st Stage A-Loop, Inc. (SunTrust Bank LOC), 3.74%, 7/10/07	25,000	25,000
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds, Series 2003A, LOOP LLC Project (SunTrust Bank LOC), 3.89%, 7/2/07	6,350	6,350
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC), 3.77%, 7/10/07	5,700	5,700

		98,430

Maine - 0.1%
Maine State Turnpike Authority Revenue Bonds, Eagle Trust Series 20001901 (FGIC Insured), (1) 3.80%, 7/10/07	3,000	3,000
South Berwick Educational Revenue VRDB, Series 2000, Berwick Academy Issue (Allied Irish Bank LOC), 3.75%, 7/10/07	3,845	3,845

		6,845

Maryland - 1.5%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 3.75%, 7/10/07	4,900	4,900
Maryland Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Charleston Community (Bank of America N.A. LOC), 3.73%, 7/10/07	3,700	3,700
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 3.75%, 7/10/07	13,800	13,800

MONEY MARKET FUNDS     14     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Maryland - 1.5% — (continued)
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Health Care (Manufacturers & Traders Trust Co. LOC), 3.74%, 7/10/07	$18,500	$18,500
Montgomery County Housing Opportunities Commission Multifamily Housing Revenue Bonds, Series 1991-A, Oakwood Apartments (FHLMC LOC), 3.75%, 7/10/07	15,320	15,320
State of Maryland G.O., Series 1790 B, JP Morgan Putters, (1) 3.79%, 7/10/07	24,975	24,975

		81,195

Massachusetts - 4.8%
Massachusetts State Development Finance Agency Multifamily Revenue Bonds, Variable Certificates Trust Receipts (Bank of America N.A. LOC), (1) 3.80%, 7/10/07	10,600	10,600
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 3.79%, 7/10/07	4,700	4,700
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School, 3.77%, 7/10/07	7,500	7,500
Massachusetts State Development Finance Agency Revenue VRDB, Series 2005, ISO New England, Inc. (KeyBank N.A. LOC), 3.75%, 7/10/07	4,900	4,900
Massachusetts State G.O. Refunding VRDB, Series 2001C, 3.71%, 7/10/07	50,600	50,600
Massachusetts State G.O. Refunding VRDB, Series 2005A, 3.74%, 7/10/07	103,485	103,485
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2004GG-1, Harvard University, 3.72%, 7/10/07	83,600	83,600

		265,385

Michigan - 4.7%
Ann Arbor Michigan Economic Development Corp. Limited Obligaiton Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 3.73%, 7/10/07	3,450	3,450
Avondale School District, Series 2003, Citigroup ROCS RR II R 2047, (1) 3.79%, 7/10/07	6,375	6,375
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds, Series 2001E (FGIC Insured), 3.78%, 7/12/07	37,680	37,680
Farmington Hills Hospital Finance Authority Revenue Bonds, Series 1991, Botsford General Hospital (MBIA Insured), 3.96%, 7/2/07	2,950	2,950
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (LaSalle Bank N.A. LOC), 3.74%, 7/10/07	1,100	1,100
Grand Rapids Economic Development Corp. Revenue VRDB, Series 2000, Limited Obligation, Holland Home Health (Fifth Third Bank LOC), 3.73%, 7/10/07	9,510	9,510

MONEY MARKET FUNDS     15     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Michigan - 4.7% — (continued)
Macomb County Hospital Finance Authority Revenue Refunding VRDB, Series 2003A-2, Mt. Clemens General (Comerica Bank LOC), 3.91%, 7/2/07	$3,700	$3,700
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2006, Albion College (JPMorgan Chase Bank LOC), 3.73%, 7/10/07	26,385	26,385
Michigan Municipal Bond Authority Revenue Notes, Series B-2 (Bank of Nova Scotia LOC), 4.50%, 8/20/07	56,500	56,561
Michigan State G.O. Notes, Series A 2006, 4.25%, 9/28/07	71,275	71,390
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC), 3.91%, 7/2/07	100	100
Michigan State Hospital Finance Authority Revenue VRDB, Series 1999A, Covenant Retirement (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	430	430
Michigan State Hospital Finance Authority Revenue VRDB, Series 2002, Hospice of Michigan (Fifth Third Bank LOC), 3.77%, 7/10/07	5,960	5,960
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured), 3.75%, 7/10/07	2,805	2,805
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Leader Dogs for the Blind Project (Comerica Bank LOC), 3.80%, 7/10/07	2,500	2,500
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2005A, Holland Home Group (Fifth Third Bank LOC), 3.73%, 7/10/07	10,560	10,560
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC), 3.75%, 7/10/07	13,825	13,825

		255,281

Minnesota - 1.3%
Austin Housing and Redevelopment Authority Revenue Bonds, Series 2004A, Cedars of Austin Project (LaSalle Bank N.A. LOC), 3.88%, 7/10/07	4,320	4,320
Duluth EDA Healthcare Facilities Revenue VRDB, Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC), 3.96%, 7/2/07	6,150	6,150
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 3.73%, 7/10/07	5,625	5,625
Minneapolis Multifamily Housing Revenue Refunding VRDB, Series 2002 (AMT), Second Street Acquisition Project (LaSalle Bank N.A. LOC), 3.88%, 7/10/07	2,780	2,780
Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC), 3.96%, 7/2/07	2,025	2,025
Minnesota Housing Finance Agency Revenue Bonds, Residential Housing Finance, Series 2007A, 3.65%, 3/4/08	10,000	10,000

MONEY MARKET FUNDS     16     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Minnesota - 1.3% — (continued)
Minnesota Housing Finance Agency Revenue Bonds, Residential Housing Finance Series O, 3.53%, 11/29/07	$4,080	$4,080
Minnesota Housing Finance Agency Revenue Bonds, Residential Housing Finance Series Q, 3.53%, 11/29/07	4,000	4,000
Minnesota Water PCR Bonds, Series 2002A, Wachovia MERLOTS Series 2003-B06, (1) 3.79%, 7/10/07	9,965	9,965
Northfield Multifamily Housing Revenue Bonds, Series 2003A (AMT), Summerfield Investments LLC (LaSalle Bank N.A. LOC), 3.88%, 7/10/07	3,510	3,510
St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC), 3.77%, 7/10/07	16,700	16,700

		69,155

Mississippi - 2.0%
Jackson Redevelopment Authority Revenue Bonds, Jackson Med Mall Foundation Project (JPMorgan Chase Bank LOC), 3.80%, 7/10/07	3,535	3,535
Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (JPMorgan Chase Bank LOC), 3.78%, 7/10/07	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 3.78%, 7/10/07	2,800	2,800
Mississippi Development Bank Obligation Bonds, Series 04, ABN AMRO Munitops Certificate Trust 2004-40 (FSA Corp. Insured), (1) 3.79%, 7/10/07	19,995	19,995
Mississippi Development Bank Special Obligation Revenue VRDB, Series 2005, Gas Authority National Gas Project, 3.73%, 7/10/07	38,200	38,200
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.73%, 7/2/07	20,085	20,085
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Series 2004, Pediatric and Research Facilities Project (AMBAC Insured), 3.75%, 7/10/07	5,900	5,900

		107,515

Missouri - 1.5%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 3.96%, 7/2/07	545	545
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC), 3.96%, 7/2/07	8,200	8,200
Missouri State Development Finance Board Lease Revenue Bonds, Series 2003, Missouri Association Municipal Utilities (U.S. Bank N.A. LOC), 3.91%, 7/2/07	2,430	2,430

MONEY MARKET FUNDS     17     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Missouri - 1.5% — (continued)
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 3.73%, 7/10/07	$18,685	$18,685
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001, Missouri Valley College (U.S. Bank N.A. LOC), 3.96%, 7/2/07	5,745	5,745
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC), 3.96%, 7/2/07	8,310	8,310
Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1) 3.75%, 7/10/07	8,055	8,055
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.), 3.75%, 7/10/07	10,400	10,400
St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.), 3.75%, 7/10/07	5,570	5,570
St. Charles County IDA Revenue VRDB, Series 2006 (AMT), Trinity Manufacturing Project (Marshall & llsley Bank LOC), 3.82%, 7/10/07	3,800	3,800
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	4,725	4,725
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village West (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	3,670	3,670

		80,135

Nebraska - 0.6%
Omaha Convention Center and Arena, Citigroup Eagle Trust Series 20040009, (1) 3.80%, 7/10/07	8,000	8,000
Omaha Power District Electric Revenue Bonds, ABN AMRO Munitops Certificate Trust 2007-45 (FGIC Insured), (1) (2) 3.79%, 7/10/07	27,495	27,495

		35,495

Nevada - 1.2%
Clark County Economic Development Revenue VRDB, Bishop Gorman High School Project (Allied Irish Bank LOC), 3.74%, 7/10/07	14,800	14,800
Clark County Economic Development Revenue VRDB, Series 2000, Lutheran Secondary School Association Project (Allied Irish Bank LOC), 3.74%, 7/10/07	8,300	8,300
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 3.74%, 7/10/07	40,000	40,000

		63,100

New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC), 3.73%, 7/10/07	2,540	2,540

MONEY MARKET FUNDS     18     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
New Hampshire - 0.3% — (continued)
New Hampshire Health and Educational Facilities Authority Revenue Bonds, Bishop Guertin High School (Allied Irish Bank LOC), 3.78%, 7/10/07	$5,915	$5,915
New Hampshire Health and Educational Facilities Authority Revenue VRDB, New Hampshire Medical Center (Bank of America N.A. LOC), 3.78%, 7/10/07	1,475	1,475
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC), 3.79%, 7/10/07	5,850	5,850

		15,780

New Jersey - 0.6%
New Jersey EDA Revenue Refunding VRDB, Class A 2006, Cedar Crest Village, Inc. (Bank of New York LOC), 3.71%, 7/10/07	18,720	18,720
New Jersey EDA Revenue Refunding VRDB, Class B 2006, Cedar Crest Village, Inc. (Bank of New York LOC), 3.71%, 7/10/07	15,900	15,900

		34,620

New Mexico - 0.5%
State of New Mexico TRANS, Series 2007, 4.50%, 6/30/08	25,000	25,189

New York - 1.2%
Metropolitan Transportation Authority Revenue Bonds, Series C, CP Notes, 3.65%, 7/10/07	21,800	21,800
New York City Capital Resources Corp. Revenue VRDB, Series A, Loan Enhanced Assistance (Bank of America N.A. LOC), 3.68%, 7/10/07	2,000	2,000
New York City Industrial Development Agency Civic Center Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC), 3.78%, 7/10/07	1,200	1,200
Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthonys High School Civic (KBC Bank N.V. LOC), 3.72%, 7/10/07	10,600	10,600
Triborough Bridge and Tunnel Authority Revenue VRDB, Series 2003B, 3.72%, 7/10/07	28,850	28,850

		64,450

North Carolina - 1.5%
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 2006-12, (1) 3.80%, 7/10/07	12,000	12,000
North Carolina G.O., Merrill P-Floats EC 1063, (1) 3.82%, 7/10/07	16,500	16,500
North Carolina Medical Care Commission Healthcare Revenue Refunding Bonds, Series 2003-C, First Mortgage Well Spring (Allied Irish Bank LOC), 3.76%, 7/10/07	8,615	8,615
North Carolina Medical Care Commission Healthcare Revenue VRDB, Series C, First Mortgage Pennybyrn Project (Bank of America N.A. LOC), 3.73%, 7/10/07	24,000	24,000

MONEY MARKET FUNDS     19     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
North Carolina - 1.5% — (continued)
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 3.80%, 7/10/07	$5,800	$5,800
Wake County G.O. VRDB, Series 2003B, Public Improvement, 3.71%, 7/10/07	16,300	16,300

		83,215

Ohio - 1.6%
Akron Income Tax Revenue Bonds, Series 2004A, ABN AMRO Munitops Certificate Trust 2003-37 (FGIC Insured), (1) 3.78%, 7/10/07	3,000	3,000
Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC), 3.76%, 7/10/07	13,265	13,265
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 3.75%, 7/10/07	17,400	17,400
Mahoning County Hospital Facilities Revenue VRDB, Series 1997B, Forum Health Obligation Group (MBIA Insured), 3.75%, 7/10/07	200	200
Middletown Hospital Facilities Revenue Bonds, Merrill Lynch P-Floats MT-239 (Merrill Lynch & Co., Inc. Gtd.), (1) 3.82%, 7/10/07	15,495	15,495
Ohio Housing Finance Agency Multifamily Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC), 3.75%, 7/10/07	8,951	8,951
Ohio State G.O. Bonds, Citigroup ROCS Series RR-II-R-4037, (1) 3.79%, 7/10/07	14,475	14,475
Parma Hospital Improvement Revenue VRDB, Series 2006C, Parma Community Hospital (JPMorgan Chase Bank LOC), 3.75%, 7/10/07	11,300	11,300
Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC), 3.73%, 7/10/07	3,475	3,475

		87,561

Oklahoma - 0.6%
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas & Electric Co. Project, 3.81%, 7/10/07	17,200	17,200
Oklahoma Development Finance Authority Revenue VRDB, Series 2002C, Continuing Care Community (KBC Bank N.V. LOC), 3.96%, 7/2/07	285	285
Tulsa Airports Improvement Variable Rate Certificates Series B2 (MBIA Insured), (1) 3.79%, 7/10/07	14,190	14,190

		31,675

Oregon - 1.3%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 3.73%, 7/10/07	10,100	10,100

MONEY MARKET FUNDS     20     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Oregon - 1.3% — (continued)
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC), 3.78%, 7/10/07	$2,800	$2,800
Oregon State Department of Transportation Highway Usertax Revenue VRDB, Series B-1, Sub Lien, 3.72%, 7/10/07	20,400	20,400
Oregon State Department of Transportation Highway Usertax Revenue VRDB, Series 2007 B-1, Sub Lien, 3.72%, 7/10/07	35,000	35,000
Oregon State Facilities Authority Revenue VRDB, Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC), 3.76%, 7/10/07	3,700	3,700

		72,000

Pennsylvania - 2.5%
Beaver County IDA PCR Refunding VRDB, First Energy Generation (Barclays Bank PLC LOC), 3.90%, 7/2/07	19,900	19,900
Emmaus General Authority Revenue VRDB, Local Government Revenue Bonds (Depfa Bank PLC LOC), Subseries 1989-D24, 3.74%, 7/10/07	10,000	10,000
Subseries 1989-D25, 3.74%, 7/10/07	1,600	1,600
Pennsylvania Economic Development Financing Authority Revenue VRDB, Gertrude Barber Center Project (National City Bank Cleveland LOC), 3.75%, 7/10/07	5,630	5,630
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured), 3.75%, 7/10/07	49,635	49,635
Philadelphia School District TRANS, Series 2007-A (Bank of America N.A. LOC), 4.50%, 6/27/08	20,000	20,147
University of Pittsburgh Revenue Notes, Panthers Notes, 4.50%, 8/24/07	18,500	18,521
Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC), 3.74%, 7/10/07	13,000	13,000

		138,433

Puerto Rico - 0.1%
Puerto Rico TRANS (Bank of Nova Scotia LOC), 4.50%, 7/30/07	6,000	6,005

South Carolina - 0.7%
Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements, 3.73%, 7/10/07	27,200	27,200
Medical University Hospital Authority Revenue VRDB, Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1) 3.79%, 7/10/07	12,230	12,230

		39,430

MONEY MARKET FUNDS      21      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Tennessee - 5.5%
Blount County Public Building Authority Revenue VRDB, Local Government Public Improvement Bonds (AMBAC Insured), Series 2004A-9-A, 3.76%, 7/2/07	$6,125	$6,125
Series 2004A-9-B, 3.76%, 7/2/07	670	670
Series A-2G, 3.95%, 7/2/07	1,250	1,250
Chattanooga IDB Lease Rent Revenue Bonds, Citicorp Eagle Trust Series 20004202 (AMBAC Insured), (1) 3.80%, 7/10/07	6,000	6,000
Clarksville Public Building Authority G.O. VRDB, Series 2001 (SunTrust Bank LOC), 3.74%, 7/10/07	5,900	5,900
Knox County Health Educational and Housing Facilities Board Revenue Bonds, Series 2000, Volunteer Student Housing LLC Project (Allied Irish Bank LOC), 3.75%, 7/10/07	13,220	13,220
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 3.74%, 7/10/07	1,000	1,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series B1, Ascension, 3.72%, 8/3/07	20,000	20,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 1996A, Adventist Health System (SunTrust Bank LOC), 3.73%, 7/10/07	1,645	1,645
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC), 3.74%, 7/10/07	3,880	3,880
Metropolitan Government Nashville and Davidson County IDB Multifamily Housing Revenue Refunding VRDB, Series 1989, Graybrook (Societe Generale LOC), 3.78%, 7/10/07	6,710	6,710
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 3.77%, 7/10/07	1,725	1,725
Metropolitan Nashville and Davidson County Electric Revenue Bonds, Citicorp Eagle Trust Series 984201, (1) 3.80%, 7/10/07	4,205	4,205
Montgomery County Public Building Authority Pooled Financing Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC), 3.88%, 7/2/07	4,300	4,300
Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1) 3.79%, 7/10/07	48,775	48,775
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds (FSA Corp. Insured), Series 2000 IV-B-8, 3.95%, 7/2/07	390	390

MONEY MARKET FUNDS      22      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Tennessee - 5.5% — (continued)
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-F-1 (AMBAC Insured), 3.95%, 7/2/07	$4,325	$4,325
Series 2000 IV-F-2 (AMBAC Insured), 3.95%, 7/2/07	400	400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC), 3.76%, 7/10/07	4,400	4,400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.), 3.75%, 7/10/07	5,575	5,575
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2001, Youth Villages (Allied Irish Bank LOC), 3.76%, 7/10/07	1,700	1,700
Sullivan County Health and Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC), 3.73%, 7/10/07	27,220	27,220
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1) 3.79%, 7/10/07	39,745	39,745
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 3.79%, 7/10/07	84,280	84,280
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program, 5.00%, 6/30/08	8,000	8,107

		301,547

Texas - 9.1%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21 (PSF of Texas Gtd.), (1) (2) 3.70%, 2/15/08	16,010	16,010
Bexar County Health Facilities Development Corp. Revenue VRDB, Healthcare Chandler Memorial Home (JPMorgan Chase Bank LOC), (1) 3.75%, 7/10/07	2,890	2,890
Board of Regents Revenue Financing System CP Notes, Series 2002 (University of Texas Gtd.), 3.72%, 8/16/07	5,000	5,000
Board of Regents Revenue Financing System CP Notes, Series 2002 (University of Texas Gtd.), 3.75%, 7/6/07	24,672	24,672
Conroe Independent School District G.O., ABN AMRO Munitops Certificate Trust 2002-1 (PSF of Texas Gtd.), (1) 3.79%, 7/10/07	9,995	9,995
Comal Independent School District Revenue VRDB, Series 1999-9, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) 3.77%, 7/10/07	1,800	1,800
Cypress-Fairbanks Independent School District, Citicorp Eagle Trust, Series 20004304 (PSF of Texas Gtd.), (1) 3.80%, 7/10/07	7,640	7,640

MONEY MARKET FUNDS      23      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Texas - 9.1% — (continued)
Denton Independent School District Variable Rate Certificates, Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1) 3.80%, 7/10/07	$12,705	$12,705
El Paso Housing Finance Corp. Variable Certificates, Series 2001E, SFM Revenue (GNMA Gtd.), (1) 3.79%, 7/10/07	7,440	7,440
Grand Prairie Independent School District G.O. VRDB, 3.82%, 8/1/07	33,600	33,600
Harris County Health Facilities Development Corp. Revenue VRDB, Series A, Methodist Hospital System, 3.85%, 7/2/07	48,000	48,000
Harris County Revenue TANS, 4.50%, 2/29/08	19,000	19,105
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 3.74%, 7/10/07	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 3.75%, 6/16/08	25,000	25,000
Irving Independent School District Revenue VRDB, Series 2004A (PSF of Texas Gtd.), 3.82%, 8/1/07	15,000	15,000
Keller Independent School District G.O., Series 2001-26, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) 3.77%, 7/10/07	6,350	6,350
La Marque Independent School District G.O., Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1) 3.79%, 7/10/07	8,045	8,045
Leander Independent School District G.O., ABN AMRO Munitops Certificate Trust Series 2002-16 (PSF of Texas Gtd.), (1) 3.79%, 7/10/07	5,500	5,500
Lower Colorado River Authority CP Notes, Series A, 3.75%, 8/7/07	16,300	16,300
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System East Texas (Wachovia Bank N.A. LOC), 3.95%, 7/2/07	3,000	3,000
North Texas Tollway Authority Revenue VRDB, Series 2005C, Dallas North Tollway System (FGIC Insured), 3.77%, 7/10/07	12,900	12,900
Northside Independent School District School Building Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2003-28 (PSF of Texas Gtd.), (1) 3.79%, 7/10/07	9,870	9,870
Nueces River Authority Water Supply, Eagle Trust Series 97430, Corpus Christi Lake Project (FSA Corp. Insured), (1) 3.80%, 7/10/07	16,600	16,600
Richmond Higher Education Corp. Revenue VRDB, Series 2003A, Bayou University Project (AMBAC Insured), 3.76%, 7/10/07	5,800	5,800

MONEY MARKET FUNDS      24      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Texas - 9.1% — (continued)
Rockwall Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.), 3.75%, 7/10/07	$16,000	$16,000
San Antonio Independent School District G.O., Series 2001B, ABN AMRO Munitops Certificate Trust 2001-29 (PSF of Texas Gtd.), (1) 3.79%, 7/10/07	19,995	19,995
State of Texas G.O. Bonds, Series 2006B, Multi-Mode-Mobility, 3.52%, 9/5/07	48,000	48,000
State of Texas TRANS, Series 2006, 4.50%, 8/31/07	20,500	20,531
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.73%, 7/10/07	5,215	5,215
Tarrant County Housing Finance Corp. Revenue Bonds, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 3.75%, 7/10/07	8,545	8,545
Texas City Industrial Development Corp., Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project, (1) 3.79%, 7/10/07	3,865	3,865
Texas State Department of Housing and Community Affairs Revenue VRDB, Series 2003, NHP Foundation, Asmara Project (FHLMC LOC), 3.80%, 7/10/07	3,360	3,360
Texas State Transportation Commission Revenue Bonds, Putters Series 1297, (1) 3.79%, 7/10/07	26,030	26,030
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 3.74%, 7/10/07	9,400	9,400
Texas University Revenue Bonds, Series 2003B, Wachovia MERLOTS Series 2003-B14, (1) 3.79%, 7/10/07	7,775	7,775
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series 2007-A, 3.89%, 7/2/07	7,200	7,200

		499,388

Utah - 1.6%
Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1) 3.80%, 7/10/07	3,300	3,300
St. George Housing Revenue VRDB, Series A, OK Foundation Projects (FNMA Gtd.), 3.74%, 7/10/07	10,490	10,490
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank LOC), 3.85%, 7/2/07	12,200	12,200

MONEY MARKET FUNDS      25      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Utah - 1.6% — (continued)
Utah Water Finance Agency Revenue VRDB (AMBAC Insured),
Series A-1, 3.76%, 7/10/07	$10,945	$10,945
Series A-12, 3.76%, 7/10/07	4,600	4,600
Series A-20, 3.79%, 7/10/07	5,000	5,000
Series 2002A2, 3.79%, 7/10/07	3,400	3,400
Series 2002A5, 3.79%, 7/10/07	7,350	7,350
Series 2003A7, 3.79%, 7/10/07	3,300	3,300
Series 2004A9, 3.79%, 7/10/07	15,000	15,000
Series 2005A13, 3.76%, 7/10/07	10,000	10,000

		85,585

Virginia - 1.3%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC), 3.86%, 7/2/07	10,500	10,500
Alexandria IDA Revenue Refunding VRDB, Series 2005, Institute of Defense (AMBAC Insured), 3.78%, 7/10/07	5,000	5,000
Chesapeake Bay Bridge and Tunnel District Revenue Bonds, Wachovia MERLOTS Series 2003A39 (MBIA Insured), (1) 3.79%, 7/10/07	6,045	6,045
Fairfax County Educational Facilities Revenue Bonds, Series 2003, The Madeira School (Bank of America N.A. LOC), 3.79%, 7/10/07	13,200	13,200
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 3.74%, 7/10/07	14,510	14,510
Harrisonburg IDA Revenue Refunding Bonds, Series B, Mennonite Retirement (Citibank N.A. LOC), 3.74%, 7/10/07	11,760	11,760
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.), 3.75%, 7/10/07	13,200	13,200

		74,215

Washington - 4.4%
Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC), 3.75%, 7/10/07	2,375	2,375
Energy Northwest Washington Enhanced Return Revenue Bonds, Merrill P-Floats EC-1007, (1) 3.82%, 7/10/07	11,145	11,145
King County G.O. Limited BANS, Series A 2006, 4.00%, 11/1/07	3,415	3,420
King County G.O. Limited BANS, Series B 2006, 4.00%, 11/1/07	7,075	7,085

MONEY MARKET FUNDS      26      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Washington - 4.4% — (continued)
King County Sewer Revenue VRDB, Junior Lien Series 2006A (MBIA Insured), 3.72%, 7/10/07	$8,400	$8,400
Seattle Light and Power Revenue Refunding Bonds (FSA Corp. Insured), (1) Smith Barney ROCS II-R Series 47, 3.79%, 7/10/07	17,920	17,920
Smith Barney ROCS II-R Series 48, 3.79%, 7/10/07	5,995	5,995
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1) 3.78%, 7/10/07	20,600	20,600
Washington State G.O., Series 2000B, Eagle Trust Series 20004701, (1) 3.80%, 7/10/07	10,365	10,365
Washington State G.O., Series 2004D, ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), (1) 3.79%, 7/10/07	15,000	15,000
Washington State G.O., Wachovia MERLOTS Series 2001-A54, (1) 3.79%, 7/10/07	4,095	4,095
Washington State Health & Education, ABN AMRO Munitops Certificate Trust 2006-90, (1) (2) 3.78%, 7/10/07	11,050	11,050
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 3.76%, 7/10/07	10,585	10,585
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 3.80%, 7/10/07	4,255	4,255
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC), 3.80%, 7/10/07	9,000	9,000
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 3.80%, 7/10/07	2,100	2,100
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC), 3.94%, 7/2/07	8,365	8,365
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 3.75%, 7/10/07	8,210	8,210
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 3.76%, 7/10/07	500	500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC), 3.73%, 7/10/07	41,000	41,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC), 3.78%, 7/10/07	4,000	4,000

MONEY MARKET FUNDS      27      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Washington - 4.4% — (continued)
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2005, Seattle Art Museum Project (Allied Irish Bank LOC), 3.87%, 7/2/07	$21,600	$21,600
Washington State Motor Vehicle Fuel Tax G.O., Series 2005B, ABN AMRO Munitops Certificate Trust Series 2005-51 (FSA Corp. Insured), (1) 3.79%, 7/10/07	13,040	13,040

		240,105

West Virginia - 0.8%
Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC), 4.10%, 7/10/07	3,160	3,160
Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC), 3.74%, 7/10/07	13,050	13,050
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC), 3.74%, 7/10/07	27,480	27,480

		43,690

Wisconsin - 2.4%
Milwaukee School RANS, 4.50%, 8/30/07	13,000	13,019
State of Wisconsin Operating Notes, Series 2007, 4.50%, 6/16/08	21,500	21,651
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997, Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC), 3.76%, 7/10/07	12,277	12,277
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 3.96%, 7/2/07	1,400	1,400
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC), 3.78%, 7/10/07	3,505	3,505
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C, EastCastle Place, Inc. (LaSalle Bank N.A. LOC), 3.73%, 7/10/07	3,020	3,020
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Lindengrove, Inc. (JPMorgan Chase Bank LOC), 3.75%, 7/10/07	6,835	6,835
Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC), 3.76%, 7/10/07	6,590	6,590
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC), 3.96%, 7/2/07	4,625	4,625
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), 3.96%, 7/2/07	4,665	4,665
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002D, Pooled Financing Program (Marshall & Ilsley Bank LOC), 3.88%, 7/10/07	665	665

MONEY MARKET FUNDS      28      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 101.8% — CONTINUED
Wisconsin - 2.4% — (continued)
Wisconsin School Districts Cash Flow Management Program COPS, Series 2006-A1, 4.50%, 9/19/07	$5,000	$5,010
Wisconsin School Districts Cash Flow Management Program COPS, Series 2006-B, 4.25%, 11/1/07	10,000	10,062
Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Beaver Dam Community Hospital Project (U.S. Bank N.A. LOC), 3.74%, 7/10/07	10,000	10,000
Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC), 3.75%, 7/10/07	6,900	6,900
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC), 3.96%, 7/2/07	6,740	6,740
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005C, Froedtert and Community Health (AMBAC Insured), 3.73%, 7/10/07	13,300	13,300

		130,264

Multiple States Pooled Securities - 0.7%
BB&T Municipal Trust Revenue Bonds, Series 1003 (Branch Banking & Trust Co. LOC), (1) 3.82%, 7/10/07	18,680	18,680
Lehman Brothers Pooled Municipal Trust Receipts, Floating Rate Trust Receipts P10 Regulation D (MBIA Insured), (1) 3.77%, 7/10/07	21,435	21,435

		40,115

Total Municipal Investments (Cost $5,581,730)		5,581,730

	NUMBER OF	VALUE
	SHARES	(000S)

INVESTMENT COMPANIES - 0.1%
AIM Tax-Free Cash Reserve Portfolio	3,437,664	3,438
Dreyfus Tax-Exempt Cash Management Fund	61,897	62
Merrill Lynch Institutional Tax-Exempt Fund	285,000	285

Total Investment Companies (Cost $3,785)		3,785

Total Investments - 101.9% (Cost $5,585,515) (3)		5,585,515

Liabilities less Other Assets — (1.9)%		(105,273)

NET ASSETS - 100.0%		$5,480,242

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may not be publicly sold without registration under the Securities Act of 1933.

MONEY MARKET FUNDS      29      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At June 30, 2007, the value of these restricted illiquid securities amounted to approximately $106,545,000 or 1.9% of net assets. Additional information on these restricted illiquid securities is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Park Creek Metropolitan District Revenue Bonds (CO), 3.68%, 2/14/08	2/15/07	$36,995
Springfield Election Revenue Bonds (IL), 3.79%, 7/10/07	4/26/07	14,995
Omaha Power District Electric Revenue Bonds (NE), 3.79%, 7/10/07	4/19/07	27,495
ABN AMRO Munitops Certificate Trust G.O. (TX), 3.70%, 2/15/08	2/27/07 - 3/8/07	16,010
Washington State Health & Education (WA), 3.78%, 7/10/07	1/18/07	11,050

(3)	The cost for federal income tax purposes was $5,585,515.
At June 30, 2007, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Air, Water Services & Solid Waste Management	5.4%
Educational Services	15.2%
Electric Services, Gas and Combined Utilities	9.3%
Executive, Legislative & General Government	28.8%
General Medical & Surgical, Nursing and Personal Care	9.3%
Health Services and Residential Care	10.7%
Urban & Community Development, Housing Programs & Social Services	5.0%
All other sectors less than 5%	16.3%

Total	100.0%

MONEY MARKET FUNDS      30      NORTHERN FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
ABAG   Association of Bay Area Governments
AMBAC   American Municipal Bond Assurance Corporation
AMT   Alternative Minimum Tax
BANS   Bond Anticipation Notes
COPS   Certificates of Participation
CP   Commercial Paper
EDA   Economic Development Authority
FGIC   Financial Guaranty Insurance Corporation
FHLB   Federal Home Loan Bank
FHLMC   Freddie Mac
FNMA   Federal National Mortgage Association
FSA   Financial Security Assurance
GNMA   Government National Mortgage Association
G.O.   General Obligation
Gtd.   Guaranteed
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue
LOC   Letter of Credit
MBIA   Municipal Bond Insurance Association
MERLOTS   Municipal Exempt Receipts Liquidity Optional Tender
PCR   Pollution Control Revenue
P-Floats   Puttable Floating Rate Securities
PSF   Permanent School Fund

MONEY MARKET FUNDS      31      NORTHERN FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
RANS   Revenue Anticipation Notes
ROCS   Reset Option Certificates
SFM   Single Family Mortgage
SGB   Societe Generale Bank
Soc Gen   Societe Generale
STARS   Short Term Adjustable Rate Securities
TANS   Tax Anticipation Notes
TRANS   Tax and Revenue Anticipation Notes
TRB   Tax Revenue Bonds
TSB   Trustee Savings Bank
VRDB   Variable Rate Demand Bonds

MONEY MARKET FUNDS      32      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 78.8% (1)
Fannie Mae - 19.7%
FNMA Bonds, 4.25%, 9/28/07	$1,292	$1,289
3.38%, 11/9/07	10,485	10,417
3.88%, 2/1/08	3,205	3,179
FNMA Notes, 4.75%, 8/3/07	4,815	4,812
3.00%, 8/15/07	12,445	12,411
4.38%, 8/17/07	1,000	999
3.38%, 9/7/07	1,036	1,032
5.00%, 9/14/07	6,950	6,944
3.70%, 11/1/07	1,000	995
4.63%, 1/15/08	2,420	2,412
FNMA Discount Notes, 5.19%, 7/2/07	6,869	6,868
5.17%, 8/1/07	11,501	11,450
5.19%, 8/1/07	14,473	14,410
5.20%, 8/1/07	10,000	9,957
5.22%, 8/1/07	5,000	4,978
5.16%, 9/4/07	16,564	16,410
4.89%, 10/26/07	2,989	2,941
5.16%, 9/17/07	9,550	9,443
5.07%, 12/7/07	5,000	4,888
5.11%, 12/28/07	6,093	5,937
FNMA FRN, 5.20%, 9/28/07	5,000	4,999

		136,771

Federal Farm Credit Bank - 9.7%
FFCB Discount Note, 4.83%, 11/2/07	5,000	4,917
FFCB FRN, 5.16%, 7/1/07	12,500	12,495
5.19%, 7/12/07	5,000	5,000
5.20%, 7/19/07	15,000	14,999
5.18%, 7/22/07	5,000	4,999
5.19%, 7/25/07	10,000	9,999
5.19%, 7/27/07	5,000	5,000
5.18%, 7/31/07	5,000	5,000
5.21%, 8/28/07	5,000	4,998

		67,407

Federal Home Loan Bank - 21.0%
FHLB Bonds, 4.63%, 7/11/07	5,000	4,999
3.13%, 8/15/07	4,500	4,488
4.75%, 8/17/07	5,705	5,701
5.25%, 9/5/07	5,000	5,000
4.63%, 10/24/07	1,500	1,497
5.25%, 11/2/07	5,000	5,000
5.13%, 2/12/08	5,000	4,996
FHLB Discount Note, 4.80%, 7/2/07	50,000	49,993
FHLB FRN, 5.18%, 7/2/07	5,000	5,000
5.18%, 7/6/07	15,000	15,000
5.19%, 7/10/07	10,000	9,998
5.20%, 7/24/07	10,000	9,996
5.18%, 8/31/07	9,000	8,996
FHLB Note, 4.63%, 7/18/07	14,600	14,596

		145,260

MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 78.8% (1) — CONTINUED
Freddie Mac - 22.5%
FHLMC Discount Notes, 5.07%, 7/23/07	$4,238	$4,225
5.09%, 8/31/07	5,000	4,957
5.10%, 9/20/07	15,000	14,828
5.09%, 9/21/07	1,510	1,492
4.89%, 10/16/07	7,445	7,337
5.12%, 12/10/07	15,000	14,655
FHLMC FRN, 5.22%, 7/6/07	24,000	24,000
5.17%, 7/27/07	25,000	24,998
5.22%, 9/17/07	35,000	34,998
FHLMC Notes, 4.00%, 8/10/07	1,300	1,298
4.35%, 8/15/07	2,800	2,796
4.00%, 8/17/07	3,710	3,704
4.63%, 10/5/07	5,000	4,992
4.71%, 10/11/07	1,500	1,498
4.38%, 11/16/07	10,000	9,966

		155,744

Overseas Private Investment Corp. - 5.9%
Participation Certificates,
Series 518-2002-406-IG, 5.35%, 7/4/07	23,623	23,623
Series 1995-197, 5.35%, 7/4/07	17,168	17,168

		40,791

Total U.S. Government Agencies (Cost $545,973)		545,973

REPURCHASE AGREEMENTS - 25.5%
(Colld. at a minimum of 102%) (2)
Joint Repurchase Agreements - 7.2%
Morgan Stanley & Co., Inc., dated 6/29/07, repurchase price $22,247 4.35%, 7/2/07	22,239	22,239
Societe Generale — New York Branch, dated 6/29/07, repurchase price $11,124 4.40%, 7/2/07	11,120	11,120
UBS Securiites LLC, dated 6/29/07, repurchase price $16,685 4.40%, 7/2/07	16,679	16,679

		50,038

(Colld. at a minimum of 102%) (3)
Repurchase Agreements - 18.3%
Citigroup Global Markets, Inc., dated 6/29/07, repurchase price $25,011 5.40%, 7/2/07	25,000	25,000
Deutsche Bank Securities, Inc., dated 6/29/07, repurchase price $50,022 5.36%, 7/2/07	50,000	50,000
Lehman Brothers, Inc., dated 6/29/07, repurchase price $51,539 5.39%, 7/2/07	51,516	51,516

		126,516

Total Repurchase Agreements (Cost $176,554)		176,554

Total Investments - 104.3% (Cost $722,527) (4)		722,527

Liabilities less Other Assets — (4.3)%		(29,437)

NET ASSETS - 100.0%		$693,090

MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

U.S. Treasury Bonds	2.00% - 7.50%	11/15/16 - 4/15/29
U.S. Treasury Notes	1.88% - 2.50%	1/15/14 - 1/15/17

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

FHLMC	0.00%	5/15/37
FNMA	5.00% - 7.50%	4/1/17 - 6/1/37

(4)	The cost for federal income tax purposes was $722,527.
Percentages shown based on Net Assets.
MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
Colld.     Collateralized
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
FHLMC     Freddie Mac
FNMA     Federal National Mortgage Association
FRN     Floating Rate Notes
MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 99.9% (1)
Federal Farm Credit Bank - 25.7%
FFCB Bond, 2.63%, 9/17/07	$4,000	$3,978
FFCB Discount Note, 4.89%, 10/15/07	13,450	13,256
FFCB FRN, 5.16%, 7/1/07	30,000	29,989
5.18%, 7/1/07	30,000	30,000
5.20%, 7/4/07	10,000	10,000
5.19%, 7/12/07	15,000	14,999
5.20%, 7/19/07	25,000	24,999
5.18%, 7/22/07	20,000	19,997
5.18%, 7/24/07	10,000	10,000
5.19%, 7/25/07	20,000	19,999
5.19%, 7/27/07	10,000	9,999
5.18%, 7/31/07	20,000	19,999
5.21%, 8/28/07	10,000	9,996
5.24%, 9/19/07	25,000	24,999

		242,210

Federal Home Loan Bank - 73.5%
FHLB Bonds, 4.63%, 7/11/07	10,000	9,998
4.00%, 7/13/07	11,000	10,996
4.63%, 8/8/07	5,310	5,306
3.13%, 8/15/07	19,825	19,774
6.50%, 8/15/07	11,170	11,186
4.75%, 8/17/07	8,130	8,125
4.88%, 8/22/07	9,500	9,494
5.25%, 9/5/07	10,000	10,000
4.25%, 9/14/07	1,220	1,218
4.13%, 10/26/07	20,000	19,928
5.25%, 11/2/07	15,000	14,999
5.25%, 11/5/07	7,000	6,999
5.25%, 11/16/07	25,000	24,998
3.75%, 12/21/07	10,000	9,930
2.50%, 12/28/07	1,250	1,234
5.25%, 1/29/08	10,000	10,000
5.13%, 2/12/08	5,000	4,996
5.13%, 2/28/08	5,000	4,995
5.10%, 3/6/08	6,000	5,994
2.75%, 3/14/08	9,235	9,081
FHLB Discount Notes, 4.80%, 7/2/07	111,539	111,524
4.82%, 7/2/07	50,000	49,993
5.10%, 7/3/07	21,494	21,488
5.08%, 7/5/07	17,529	17,519
5.13%, 7/5/07	11,800	11,793
5.15%, 7/6/07	25,236	25,218
5.15%, 7/9/07	18,500	18,479
5.14%, 7/11/07	6,299	6,290
5.14%, 7/13/07	3,704	3,698
5.15%, 7/13/07	6,162	6,151
5.15%, 7/18/07	18,757	18,711
5.16%, 7/18/07	40,300	40,202
5.16%, 7/25/07	20,000	19,931
4.86%, 10/30/07	3,671	3,611
5.09%, 12/12/07	15,000	14,652
MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 99.9% (1) — CONTINUED
Federal Home Loan Bank - 73.5% — (continued)
FHLB FRN, 5.18%, 7/2/07	$10,000	$10,000
5.18%, 7/6/07	35,000	35,000
5.19%, 7/10/07	25,000	24,994
5.20%, 7/24/07	15,000	14,994
FHLB Notes, 4.63%, 7/18/07	20,000	19,994
3.75%, 8/15/07	1,030	1,028
3.88%, 9/14/07	4,210	4,198
3.25%, 12/17/07	5,750	5,697
5.25%, 2/13/08	10,000	9,995

		694,411

Tennessee Valley Authority - 0.7%
Tennessee Valley Authority Discount Note, 5.15%, 8/16/07	7,050	7,004

		7,004

Total U.S. Government Agencies (Cost $943,625)		943,625

Total Investments - 99.9% (Cost $943,625) (2)		943,625

Other Assets less Liabilities - 0.1%		649

NET ASSETS - 100.0%		$944,274

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $943,625.
Percentages shown based on Net Assets.
MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)
JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
FFCB       Federal Farm Credit Bank
FHLB       Federal Home Loan Bank
FRN      Floating Rate Notes
MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 5.3%
Automotive - 0.4%
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4, 5.02%, 11/6/12	$100	$99
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	100	99
Daimier Chrysler Auto Trust, Series 2006-C, Class A3, 5.02%, 7/8/10	250	249
Ford Credit Auto Owner Trust, Series 2006-A, Class A4, 5.07%, 12/15/10	200	199
Household Automotive Trust, Series 2005-3, Class A4, 4.94%, 11/19/12	240	239
Household Automotive Trust, Series 2006-3, Class A3, 5.28%, 9/19/11	100	100

		985

Commercial Mortgage Services - 4.5%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43	190	186
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3, 4.56%, 11/10/41	750	721
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 1/15/49	330	319
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T10, Class A2, 4.74%, 3/13/40	375	358
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	250	243
Chase Funding Mortgage Loan Asset- Backed Certificates, Series 2003-6, Class A7, 4.28%, 9/25/33	273	259
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2, 7.44%, 8/15/31	330	341
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.26%, 7/15/44	500	484
Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2, 7.03%, 6/15/31	125	128
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.61%, 2/15/39	500	490
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	440	430
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	300	274
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	500	510
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33	400	409
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, 9/15/35	400	416
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36	500	489
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	300	292
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39	500	467
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	57	56
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	335	328
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.18%, 12/15/44	500	483
fixed income funds       1       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 5.3% – CONTINUED
Commercial Mortgage Services - 4.5% – (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	$500	$479
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	483
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.57%, 1/15/31	540	506
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	500	481
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2, 4.17%, 8/12/39	300	291
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	500	485
Morgan Stanley Capital I, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	594	588
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, 5.08%, 3/15/42	500	477
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	489

		11,962

Credit Card - 0.3%
Bank One Issuance Trust, Series 2004-A6, Class A6, 3.94%, 4/16/12	154	150
Capital One Multi-Asset Execution Trust, Series 2005-A3, Class A3, 4.05%, 3/15/13	200	193
Chase Issuance Trust, Series 2005-A4, Class A4, 4.23%, 1/15/13	100	97
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	130	124
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 5/10/13	100	100
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 7/15/11	100	100

		764

Utilities - 0.1%
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF3, 4.78%, 2/25/36	150	147
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 3/1/15	100	104

		251

Total Asset-Backed Securities

(Cost $14,292)		13,962

CORPORATE BONDS - 15.2%
Aerospace/Defense - 0.3%
Boeing (The) Co., 5.13%, 2/15/13	100	98
6.13%, 2/15/33	35	36
General Dynamics Corp., 4.25%, 5/15/13	100	94
Lockheed Martin Corp., 8.50%, 12/1/29	75	95
6.15%, 9/1/36	75	75
Northrop Grumman Corp., 7.13%, 2/15/11	100	105
Raytheon Co., 5.38%, 4/1/13	100	99
United Technologies Corp., 6.10%, 5/15/12	100	102
4.88%, 5/1/15	150	142

		846

Agriculture - 0.1%
Archer-Daniels-Midland Co., 5.38%, 9/15/35	175	154
northern funds quarterly report       2      fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Agriculture - 0.1% – (continued)
Philip Morris, 7.75%, 1/15/27	$25	$29

		183

Auto Manufacturers - 0.2%
DaimlerChrysler N.A. Holding Corp., 7.75%, 1/18/11	75	80
6.50%, 11/15/13	375	387
8.50%, 1/18/31	75	95

		562

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc., 5.25%, 1/15/11	75	74
Banks - 1.6%
Bank of America Corp., 5.88%, 2/15/09	175	176
6.25%, 4/15/12	350	361
5.63%, 10/14/16	100	98
Bank of America N.A., 5.30%, 3/15/17	425	406
Bank of New York (The) Co., Inc., 5.13%, 11/1/11	50	49
6.38%, 4/1/12	100	103
BB&T Corp., 5.20%, 12/23/15	100	95
Fifth Third Bank, 4.20%, 2/23/10	100	97
HSBC Bank USA N.A., 4.63%, 4/1/14	125	117
JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	200
KeyBank N.A., 5.45%, 3/3/16	100	97
M&I Marshall & Ilsley Bank, 4.85%, 6/16/15	130	123
Mellon Funding Corp., 5.00%, 12/1/14	100	96
National City Corp., 4.90%, 1/15/15	100	94
PNC Bank N.A., 4.88%, 9/21/17	100	92
SunTrust Bank, 6.38%, 4/1/11	175	180
U.S. Bank N.A./Cincinnati OH, 4.95%, 10/30/14	250	239
UBS A.G./Stamford Branch, 5.88%, 7/15/16	200	203
Union Planters Corp., 7.75%, 3/1/11	150	161
Wachovia Corp., 5.30%, 10/15/11	275	272
5.63%, 10/15/16	300	292
5.75%, 6/15/17	100	99
Wells Fargo & Co., 4.95%, 10/16/13	200	193
5.00%, 11/15/14	100	96
5.13%, 9/15/16	250	238
5.38%, 2/7/35	50	45

		4,222

Beverages - 0.2%
Anheuser-Busch Cos, Inc., 4.95%, 1/15/14	125	119
Bottling Group LLC, 5.50%, 4/1/16	100	98
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	150	183
6.95%, 11/15/26	50	54
PepsiCo, Inc., 5.15%, 5/15/12	75	74

		528

Biotechnology - 0.1%
Amgen, Inc., (1) 5.85%, 6/1/17	75	74
6.38%, 6/1/37	50	49
Genentech, Inc., 4.75%, 7/15/15	50	46

		169

Building Materials - 0.0%
CRH America, Inc., 6.00%, 9/30/16	100	99

Chemicals - 0.2%
Dow Chemical (The) Co., 6.13%, 2/1/11	100	101
EI Du Pont de Nemours & Co., 5.25%, 12/15/16	200	190
fixed income funds       3       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Chemicals - 0.2% – (continued)
Monsanto Co., 5.50%, 8/15/25	$25	$23
Praxair, Inc., 3.95%, 6/1/13	75	69
Rohm & Haas Co., 7.85%, 7/15/29	25	29

		412

Commercial Services - 0.1%
McKesson Corp., 5.70%, 3/1/17	50	48
RR Donnelley & Sons Co., 5.50%, 5/15/15	75	70
Western Union (The) Co., 5.93%, 10/1/16	75	73

		191

Computers - 0.1%
Hewlett-Packard Co., 6.50%, 7/1/12	75	78
IBM Corp., 4.75%, 11/29/12	75	72
6.50%, 1/15/28	100	106

		256

Cosmetics/Personal Care - 0.1%
Procter & Gamble Co., 6.88%, 9/15/09	100	103
4.85%, 12/15/15	83	79
5.80%, 8/15/34	100	97
5.55%, 3/5/37	50	47

		326

Diversified Financial Services - 4.2%
American Express Co., 4.88%, 7/15/13	150	145
American General Finance Corp., 4.00%, 3/15/11	150	142
5.38%, 10/1/12	275	271
5.75%, 9/15/16	75	74
Ameriprise Financial, Inc., 5.35%, 11/15/10	100	99
Bear Stearns (The) Cos, Inc., 4.50%, 10/28/10	100	97
5.30%, 10/30/15	200	190
Capital One Bank, 5.75%, 9/15/10	150	151
Caterpillar Financial Services Corp., 4.75%, 2/17/15	275	257
CIT Group, Inc., 5.60%, 4/27/11	325	322
5.65%, 2/13/17	100	95
Citigroup, Inc., 6.50%, 1/18/11	400	413
5.25%, 2/27/12	150	148
5.13%, 5/5/14	200	193
5.30%, 1/7/16	200	193
6.63%, 6/15/32	100	104
6.00%, 10/31/33	100	96
Countrywide Home Loans, Inc., 4.00%, 3/22/11	125	117
Credit Suisse USA, Inc., 6.13%, 11/15/11	325	332
6.50%, 1/15/12	100	104
5.38%, 3/2/16	75	73
7.13%, 7/15/32	50	57
General Electric Capital Corp., 3.13%, 4/1/09	325	313
4.88%, 10/21/10	200	197
6.13%, 2/22/11	150	153
6.00%, 6/15/12	500	509
5.45%, 1/15/13	225	223
4.88%, 3/4/15	350	331
6.75%, 3/15/32	150	163
Goldman Sachs Group, Inc., 6.88%, 1/15/11	300	312
4.75%, 7/15/13	350	331
5.35%, 1/15/16	100	95
5.63%, 1/15/17	200	192
6.45%, 5/1/36	100	98
Household Finance Co., 4.75%, 5/15/09	60	59
8.00%, 7/15/10	75	80
6.38%, 10/15/11	550	565
International Lease Finance Corp., 5.45%, 3/24/11	75	75
northern funds quarterly report      4      fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND ( continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Diversified Financial Services - 4.2% – (continued)
John Deere Capital Corp., 7.00%, 3/15/12	$100	$106
JP Morgan Chase & Co., 6.75%, 2/1/11	450	468
5.75%, 1/2/13	150	150
5.13%, 9/15/14	125	120
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	50	52
4.80%, 3/13/14	400	377
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	100	98
5.45%, 7/15/14	200	196
6.05%, 5/16/16	200	198
5.70%, 5/2/17	50	48
Morgan Stanley, 6.75%, 4/15/11	200	207
5.63%, 1/9/12	250	249
6.60%, 4/1/12	100	104
4.75%, 4/1/14	425	397
5.38%, 10/15/15	100	96
5.45%, 1/9/17	100	95
National Rural Utilities Cooperative Finance Corp., 7.25%, 3/1/12	275	293
Residential Capital Corp., 6.50%, 4/17/13	125	121
SLM Corp., 5.00%, 10/1/13	150	128
Unilever Capital Corp., 7.13%, 11/1/10	100	105
5.90%, 11/15/32	50	47

		11,024

Electric - 1.1%
AmerenUE, 6.40%, 6/15/17	100	102
American Electric Power Co, Inc., 5.25%, 6/1/15	150	144
Carolina Power & Light Co., 5.13%, 9/15/13	300	291
CenterPoint Energy Transition Bond Co. LLC, 4.97%, 8/1/14	100	98
Consolidated Edison Co. of New York, 4.88%, 2/1/13	150	145
Constellation Energy Group, Inc., 4.55%, 6/15/15	100	91
Dominion Resources, Inc. (VA), 5.15%, 7/15/15	50	47
5.95%, 6/15/35	100	94
DTE Energy Co., 6.38%, 4/15/33	50	49
Duke Energy Corp., 5.30%, 10/1/15	100	97
6.45%, 10/15/32	106	109
Exelon Corp., 5.63%, 6/15/35	75	67
FirstEnergy Corp., 6.45%, 11/15/11	175	179
Florida Power & Light Co., 5.65%, 2/1/37	250	234
FPL Group Capital, Inc., 6.65%, 6/15/67	25	25
Midamerican Energy Holdings Co., 5.88%, 10/1/12	175	177
6.13%, 4/1/36	100	97
Midamerican Funding LLC, 6.93%, 3/1/29	50	54
Nisource Finance Corp., 5.45%, 9/15/20	100	90
Pacific Gas & Electric Co., 4.80%, 3/1/14	100	95
PSEG Power LLC, 5.50%, 12/1/15	175	168
Public Service Co. of Colorado, 4.88%, 3/1/13	125	120
Southern California Edison Co., 5.00%, 1/15/14	150	143
6.65%, 4/1/29	50	52
Southern Power Co., 6.25%, 7/15/12	100	102
Virginia Electric and Power Co., 6.00%, 1/15/36	50	48

		2,918

fixed income funds       5      northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Electrical Components & Equipment - 0.0%
Emerson Electric Co., 4.75%, 10/15/15	$100	$94

Environmental Control - 0.0%
Waste Management, Inc., 5.00%, 3/15/14	100	93

Food - 0.3%
Campbell Soup Co., 6.75%, 2/15/11	100	104
Conagra Foods, Inc., 6.75%, 9/15/11	100	104
General Mills, Inc., 6.00%, 2/15/12	100	101
Heinz (H.J.) Co., 6.63%, 7/15/11	100	103
Kellogg Co., 6.60%, 4/1/11	50	52
7.45%, 4/1/31	50	57
Kraft Foods, Inc., 6.25%, 6/1/12	125	127
6.50%, 11/1/31	50	48
Kroger Co., 5.50%, 2/1/13	75	73
Safeway, Inc., 5.80%, 8/15/12	75	75

		844

Forest Products & Paper - 0.1%
International Paper Co., 5.30%, 4/1/15	100	94
MeadWestvaco Corp., 6.85%, 4/1/12	50	52
Weyerhaeuser Co., 7.50%, 3/1/13	125	133
7.38%, 3/15/32	100	102

		381

Gas - 0.1%
Southern California Gas Co., 5.75%, 11/15/35	150	143
Southern Union Co., 8.25%, 11/15/29	25	28

		171

Healthcare — Products - 0.1%
Boston Scientific Corp., 6.40%, 6/15/16	75	73
Johnson & Johnson, 6.95%, 9/1/29	50	57

		130

Healthcare — Services - 0.2%
Aetna, Inc., 5.75%, 6/15/11	125	126
Quest Diagnostics, Inc., 6.40%, 7/1/17	100	101
UnitedHealth Group, Inc., 5.38%, 3/15/16	150	144
WellPoint, Inc., 5.25%, 1/15/16	150	142
5.88%, 6/15/17	100	99

		612

Holding Companies — Diversified - 0.0%
Capmark Financial Group, Inc., (1) 6.30%, 5/10/17	25	25
Household Products/Wares - 0.1%
Clorox Co., 5.00%, 1/15/15	75	70
Fortune Brands, Inc., 5.38%, 1/15/16	100	93
Kimberly-Clark Corp., 5.00%, 8/15/13	100	96

		259

Insurance - 0.9%
Ace INA Holdings, Inc., 6.70%, 5/15/36	50	51
Allstate Corp., 6.75%, 5/15/18	100	106
5.55%, 5/9/35	50	45
6.50%, 5/15/57	25	24
American International Group, Inc., 4.95%, 3/20/12	375	366
5.05%, 10/1/15	100	95
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	175	166
Chubb Corp., 6.00%, 5/11/37	50	48
northern funds quarterly report       6       fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Insurance - 0.9% – (continued)
GE Global Insurance Holdings Corp., 6.45%, 3/1/19	$75	$77
Genworth Financial, Inc., 5.75%, 6/15/14	100	100
Hartford Financial Services Group, Inc., 4.63%, 7/15/13	75	71
5.95%, 10/15/36	75	72
Lincoln National Corp., 6.05%, 4/20/67	100	96
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	70	66
Metlife, Inc., 5.00%, 6/15/15	175	165
Principal Life Income Funding Trusts, 5.10%, 4/15/14	50	48
Progressive (The) Corp., 6.38%, 1/15/12	350	360
Prudential Financial, Inc., 4.50%, 7/15/13	125	117
5.10%, 9/20/14	40	38
5.75%, 7/15/33	50	46
Travelers Cos (The) Inc., 6.25%, 6/15/37	75	73
Travelers Property Casualty Corp., 5.00%, 3/15/13	100	96

		2,326

Iron/Steel - 0.0%
United States Steel Corp., 6.05%, 6/1/17	25	24

Machinery — Construction & Mining - 0.0%
Caterpillar, Inc., 7.30%, 5/1/31	25	28

Machinery — Diversified - 0.1%
Deere & Co., 6.95%, 4/25/14	175	188

Media - 0.9%
AOL Time Warner, Inc., 6.88%, 5/1/12	100	104
AT&T Broadband, 8.38%, 3/15/13	100	112
Comcast Cable Communications, 6.75%, 1/30/11	75	78
Comcast Corp., 5.85%, 11/15/15	450	442
6.50%, 1/15/17	75	76
COX Communications, Inc., 7.13%, 10/1/12	100	106
4.63%, 6/1/13	100	94
Disney (The Walt) Co., 6.38%, 3/1/12	150	155
News America, Inc., 5.30%, 12/15/14	100	97
6.40%, 12/15/35	125	119
Time Warner Cable, Inc., (1) 5.85%, 5/1/17	175	170
Time Warner Entertainment Co., 8.38%, 3/15/23	75	86
Time Warner, Inc. 5.88%, 11/15/16	375	365
Viacom, Inc., 5.63%, 8/15/12	150	147
6.25%, 4/30/16	150	148

		2,299

Mining - 0.1%
Alcoa, Inc., 6.00%, 1/15/12	75	75
5.55%, 2/1/17	75	72

		147

Miscellaneous Manufacturing - 0.2%
3M Co., 5.70%, 3/15/37	75	72
General Electric Co., 5.00%, 2/1/13	200	194
Honeywell International, Inc., 5.70%, 3/15/36	50	46
5.70%, 3/15/37	75	69
Textron, Inc., 6.50%, 6/1/12	100	104

		485

Office/Business Equipment - 0.1%
Pitney Bowes, Inc., 4.63%, 10/1/12	100	96
fixed income funds       7       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Office/Business Equipment - 0.1% – (continued)
Xerox Corp., 5.50%, 5/15/12	$50	$49
6.75%, 2/1/17	100	102

		247

Oil & Gas - 0.5%
Amerada Hess Corp., 7.13%, 3/15/33	50	52
Anadarko Petroleum Corp., 5.95%, 9/15/16	100	98
Apache Corp., 5.63%, 1/15/17	150	146
Conoco, Inc., 6.95%, 4/15/29	150	164
Devon Financing Corp. ULC, 6.88%, 9/30/11	150	157
7.88%, 9/30/31	25	29
Enterprise Products Operating LP, 5.60%, 10/15/14	250	243
Marathon Oil Corp., 6.00%, 7/1/12	75	76
Pemex Project Funding Master Trust, 7.38%, 12/15/14	200	217
Valero Energy Corp., 7.50%, 4/15/32	50	55
6.63%, 6/15/37	75	75
XTO Energy, Inc., 6.25%, 4/15/13	100	102

		1,414

Pharmaceuticals - 0.5%
Abbott Laboratories, 5.60%, 5/15/11	100	101
5.88%, 5/15/16	75	75
Bristol-Myers Squibb Co., 5.25%, 8/15/13	50	49
5.88%, 11/15/36	50	47
Cardinal Health, Inc., (1) 6.00%, 6/15/17	75	74
Eli Lilly & Co., 5.20%, 3/15/17	125	120
GlaxoSmithKline Capital, Inc. 4.38%, 4/15/14	100	93
Merck & Co., Inc., 4.75%, 3/1/15	75	71
5.75%, 11/15/36	50	47
Pfizer, Inc., 3.30%, 3/2/09	100	97
Pharmacia Corp., 6.60%, 12/1/28	25	27
Schering-Plough Corp., 5.55%, 12/1/13	100	100
Wyeth, 5.50%, 2/1/14	75	74
5.50%, 2/15/16	100	97
5.95%, 4/1/37	175	167

		1,239

Pipelines - 0.2%
Energy Transfer Partners LP, 6.13%, 2/15/17	150	148
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	250	236
Southern Natural Gas Co., 7.35%, 2/15/31	75	79

		463

Real Estate - 0.0%
ERP Operating LP, 6.63%, 3/15/12	100	104
Regency Centers LP, 5.88%, 6/15/17	25	24

		128

Real Estate Investment Trusts - 0.3%
Boston Properties, Inc., 6.25%, 1/15/13	100	103
Brandywine Operating Partnership LP, 5.70%, 5/1/17	150	145
Health Care Property Investors, Inc., 6.00%, 1/30/17	50	49
HRPT Properties Trust, 6.25%, 6/15/17	75	76
iStar Financial, Inc., 5.15%, 3/1/12	120	115
Simon Property Group LP, 5.10%, 6/15/15	50	48
northern funds quarterly report       8       fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Real Estate Investment Trusts - 0.3% – (continued)
5.25%, 12/1/16	$200	$190

		726

Retail - 0.7%
Costco Wholesale Corp., 5.50%, 3/15/17	100	98
CVS Caremark Corp., 5.75%, 8/15/11	100	100
5.75%, 6/1/17	75	72
6.25%, 6/1/27	50	48
Home Depot, Inc., 5.25%, 12/16/13	75	72
5.40%, 3/1/16	200	187
J.C. Penney Corp., Inc., 6.38%, 10/15/36	50	48
Lowe’s Cos, Inc., 5.00%, 10/15/15	150	142
May Department Stores (The)Co., 5.75%, 7/15/14	150	144
Target Corp., 5.88%, 3/1/12	200	203
5.38%, 5/1/17	75	72
Wal-Mart Stores, Inc., 4.55%, 5/1/13	250	237
7.25%, 6/1/13	175	189
5.25%, 9/1/35	125	109
Yum! Brands, Inc., 6.25%, 4/15/16	50	50

		1,771

Savings & Loans - 0.1%
Golden West Financial Corp., 4.75%, 10/1/12	75	72
Washington Mutual Bank Henderson N.V., 6.88%, 6/15/11	200	208

		280

Software - 0.0%
Oracle Corp. and Ozark Holding, Inc., 5.25%, 1/15/16	125	120

Telecommunications - 1.1%
AT&T, Inc., 6.80%, 5/15/36	50	52
AT&T Wireless, 7.88%, 3/1/11	100	108
BellSouth Corp., 5.20%, 12/15/16	600	567
Bellsouth Telecommunications, 6.38%, 6/1/28	75	73
Cisco Systems, Inc., 5.50%, 2/22/16	175	171
Embarq Corp., 7.08%, 6/1/16	150	151
Motorola, Inc., 7.63%, 11/15/10	100	105
SBC Communications, 5.88%, 2/1/12	100	101
5.10%, 9/15/14	150	143
6.15%, 9/15/34	125	120
Sprint Capital Corp., 8.38%, 3/15/12	150	163
6.90%, 5/1/19	100	99
Sprint Nextel Corp., 6.00%, 12/1/16	325	308
Verizon Communications, Inc., 5.55%, 2/15/16	100	97
Verizon Global Funding Corp., 6.88%, 6/15/12	200	211
7.75%, 12/1/30	250	280
Verizon Virginia, Inc., 4.63%, 3/15/13	100	94

		2,843

Textiles - 0.0%
Mohawk Industries, Inc., 6.13%, 1/15/16	100	99

Transportation - 0.3%
Burlington Northern Santa Fe Corp., 6.75%, 7/15/11	100	104
CSX Corp., 6.00%, 10/1/36	100	94
6.15%, 5/1/37	100	96
Federal Express Corp., 9.65%, 6/15/12	75	87
fixed income funds       9       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.2% – CONTINUED
Transportation - 0.3% – (continued)
Norfolk Southern Corp., 5.26%, 9/17/14	$200	$191
Union Pacific Corp., 7.00%, 2/1/16	100	105

		677

Total Corporate Bonds

(Cost $41,007)		39,923

FOREIGN ISSUER BONDS - 4.4%
Banks - 0.8%
HSBC Holdings PLC, 5.25%, 12/12/12	150	148
Kreditanstalt fuer Wiederaufbau, 4.63%, 1/20/11	350	344
4.75%, 5/15/12	250	245
4.13%, 10/15/14	150	140
4.88%, 1/17/17	200	193
Landwirtschaftliche Rentenbank, 5.25%, 7/15/11	175	175
5.13%, 2/1/17	100	98
Oesterreichische Kontrollbank A.G., 4.50%, 3/9/15	250	237
Royal Bank of Canada, 5.65%, 7/20/11	250	252
Royal Bank of Scotland Group PLC, 6.38%, 2/1/11	100	103
5.00%, 10/1/14	200	191

		2,126

Beverages - 0.1%
Diageo Capital PLC, 5.13%, 1/30/12	25	24
5.50%, 9/30/16	150	145

		169

Building Materials - 0.0%
Lafarge S.A., 6.50%, 7/15/16	50	51
Diversified Financial Services - 0.3%
ConocoPhillips Canada Funding Co., 5.63%, 10/15/16	250	246
Credit Suisse Guernsey Ltd., 5.86%, 5/29/49	75	72
Eksportfinans A/S 5.50%, 5/25/16	100	101
5.50%, 6/26/17	100	100
UFJ Finance Aruba AEC, 6.75%, 7/15/13	200	211

		730

Electric - 0.1%
Hydro-Quebec, 8.00%, 2/1/13	150	168
Scottish Power PLC, 5.38%, 3/15/15	100	97

		265

Insurance - 0.1%
AXA S.A., 8.60%, 12/15/30	75	92
ING Groep N.V., 5.78%, 12/29/49	75	72
XL Capital Ltd., 6.50%, 12/31/49	50	47

		211

Mining - 0.2%
Alcan, Inc., 4.50%, 5/15/13	100	93
6.13%, 12/15/33	50	47
BHP Billiton Finance Ltd., 5.40%, 3/29/17	50	48
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	100	96
Vale Overseas Ltd., 6.25%, 1/23/17	100	99
6.88%, 11/21/36	75	75

		458

Multi-National - 0.8%
Asian Development Bank/Pasig, 4.13%, 9/15/10	150	146
5.59%, 7/16/18	50	50
European Investment Bank, 4.00%, 3/3/10	500	487
4.63%, 5/15/14	150	144
4.88%, 1/17/17	400	385
5.13%, 5/30/17	100	98
northern funds quarterly report       10       fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 4.4% – CONTINUED
Multi-National - 0.8% – (continued)
Inter-American Development Bank, 4.38%, 9/20/12	$200	$192
3.50%, 7/8/13	200	182
International Bank for Reconstruction & Development, 5.00%, 4/1/16	150	147
4.75%, 2/15/35	25	22
International Finance Corp., 5.13%, 5/2/11	150	150
4.75%, 4/25/12	25	24
Nordic Investment Bank, 3.88%, 6/15/10	100	97

		2,124

Oil & Gas - 0.4%
Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	82
Anadarko Finance Co., 6.75%, 5/1/11	50	52
7.50%, 5/1/31	75	81
Canadian Natural Resources Ltd., 5.70%, 5/15/17	175	169
Conoco Funding Co., 6.35%, 10/15/11	300	309
Nexen, Inc., 7.88%, 3/15/32	75	85
Norsk Hydro ASA, 7.75%, 6/15/23	100	118
Petro-Canada, 4.00%, 7/15/13	100	91
Suncor Energy, Inc., 5.95%, 12/1/34	50	47

		1,034

Oil & Gas Services - 0.0%
Weatherford International Ltd., 5.50%, 2/15/16	50	48
Pipelines - 0.0%
Enbridge, Inc., 5.80%, 6/15/14	75	74
TransCanada Corp., 5.85%, 3/15/36	25	24

		98

Regional - 0.3%
Province of British Columbia, Canada, 4.30%, 5/30/13	100	95
Province of Nova Scotia, Canada, 5.75%, 2/27/12	100	101
Province of Ontario, Canada, 4.38%, 2/15/13	250	238
Province of Quebec, Canada, 7.50%, 9/15/29	200	242

		676

Sovereign - 0.7%
Italy Government International Bond, 6.00%, 2/22/11	425	435
5.25%, 9/20/16	125	123
5.38%, 6/12/17	150	148
5.38%, 6/15/33	175	165
Mexico Government International Bond, 6.38%, 1/16/13	325	336
6.63%, 3/3/15	100	105
8.13%, 12/30/19	100	119
6.75%, 9/27/34	100	107
Republic of Korea, 4.25%, 6/1/13	100	93
Svensk Exportkredit AB, 4.88%, 9/29/11	225	221

		1,852

Telecommunications - 0.6%
British Telecommunications PLC, 8.63%, 12/15/10	100	109
9.13%, 12/15/30	100	131
Deutsche Telekom International Finance BV, 5.25%, 7/22/13	200	194
5.75%, 3/23/16	150	146
France Telecom S.A., 7.75%, 3/1/11	200	214
Royal KPN N.V., 8.00%, 10/1/10	100	107
Telecom Italia Capital S.A., 5.25%, 11/15/13	150	143
5.25%, 10/1/15	100	93
6.38%, 11/15/33	50	47
fixed income funds       11       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 4.4% – CONTINUED
Telecommunications - 0.6% – (continued)
Telefonica Emisiones SAU, 6.42%, 6/20/16	$200	$203
Vodafone Group PLC, 5.00%, 12/16/13	250	237
6.15%, 2/27/37	100	93

		1,717

Transportation - 0.0%
Canadian National Railway Co., 4.40%, 3/15/13	100	93
Canadian Pacific Railway Co., 5.95%, 5/15/37	50	47

		140

Total Foreign Issuer Bonds

(Cost $11,982)		11,699

U.S. GOVERNMENT AGENCIES - 46.3% (2)
Fannie Mae - 22.8%
3.25%, 8/15/08	500	489
5.25%, 1/15/09	1,000	1,000
7.25%, 1/15/10	500	524
4.75%, 3/12/10	3,000	2,966
6.63%, 11/15/10	1,000	1,043
5.50%, 3/15/11	500	504
6.00%, 5/15/11	500	513
4.63%, 10/15/13	500	480
5.00%, 3/15/16	500	485
5.00%, 5/11/17	1,000	964
6.63%, 11/15/30	200	225
Pool #255376, 6.00%, 8/1/19	296	297
Pool #255695, 4.50%, 3/1/35	107	105
Pool #256675, 5.00%, 4/1/27	690	655
Pool #256677, 6.00%, 4/1/27	489	488
Pool #357630, 5.00%, 10/1/19	481	466
Pool #720049, 5.50%, 7/1/33	997	966
Pool #722424, 4.35%, 7/1/33	186	184
Pool #725185, 5.00%, 2/1/19	531	515
Pool #725425, 5.50%, 4/1/34	985	955
Pool #730811, 4.50%, 8/1/33	980	894
Pool #735222, 5.00%, 2/1/35	511	481
Pool #735358, 5.50%, 2/1/35	1,505	1,457
Pool #735502, 6.00%, 4/1/35	297	295
Pool #745754, 5.00%, 9/1/34	3,995	3,764
Pool #766083, 4.65%, 2/1/34	94	93
Pool #773287, 4.37%, 3/1/35	228	225
Pool #790406, 6.00%, 9/1/34	1,089	1,081
Pool #793666, 5.50%, 9/1/34	910	881
Pool #795136, 4.96%, 10/1/34	144	142
Pool #799999, 4.75%, 11/1/34	153	151
Pool #805043, 3.82%, 12/1/34	328	321
Pool #805159, 4.78%, 1/1/35	193	191
Pool #807701, 4.50%, 12/1/19	531	505
Pool #811944, 4.50%, 1/1/20	830	788
Pool #815639, 4.97%, 6/1/35	115	114
Pool #820998, 4.00%, 4/1/35	292	285
Pool #821912, 4.92%, 6/1/35	404	399
northern funds quarterly report       12       fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 46.3% (2) – CONTINUED
Fannie Mae - 22.8% – (continued)
Pool #822455, 4.64%, 4/1/35	$345	$341
Pool #826057, 5.00%, 7/1/35	842	791
Pool #831676, 6.50%, 8/1/36	481	486
Pool #832628, 5.50%, 9/1/20	388	382
Pool #835517, 4.97%, 8/1/35	184	179
Pool #840577, 5.00%, 10/1/20	318	307
Pool #846600, 5.16%, 1/1/36	411	408
Pool #850614, 5.48%, 1/1/36	352	349
Pool #866109, 5.14%, 12/1/35	130	129
Pool #871135, 6.00%, 1/1/37	721	713
Pool #884125, 5.42%, 6/1/36	68	68
Pool #884720, 5.46%, 8/1/36	315	316
Pool #885866, 6.00%, 6/1/36	995	985
Pool #887111, 5.50%, 5/1/20	282	279
Pool #888100, 5.50%, 9/1/36	3,706	3,588
Pool #888152, 5.00%, 5/1/21	902	874
Pool #888205, 6.50%, 2/1/37	965	974
Pool #888447, 4.00%, 5/1/21	496	459
Pool #892536, 6.50%, 9/1/36	537	543
Pool #893363, 5.00%, 6/1/36	736	692
Pool #894453, 5.93%, 9/1/36	175	175
Pool #897519, 5.99%, 11/1/36	96	97
Pool #902188, 5.88%, 11/1/36	96	97
Pool #906090, 5.50%, 1/1/37	2,935	2,832
Pool #906237, 5.78%, 1/1/37	93	93
Pool #906389, 5.36%, 1/1/37	91	91
Pool #907818, 5.61%, 1/1/37	96	95
Pool #914522, 5.77%, 3/1/37	95	95
Pool #915499, 5.00%, 3/1/37	1,390	1,303
Pool #919461, 5.73%, 4/1/37	100	100
Pool #920457, 4.86%, 8/1/36	94	92
Pool #920468, 4.38%, 4/1/34	87	85
Pool #920988, 5.88%, 11/1/36	93	94
Pool #923023, 6.34%, 1/1/37	200	201
Pool #923166, 7.50%, 1/1/37	467	484
Pool #928261, 4.50%, 3/1/36	496	452
Pool TBA, (3) 4.50%, 7/1/18	1,300	1,233
5.50%, 7/1/18	500	493
5.00%, 10/22/18	500	483
6.00%, 12/1/23	1,000	988
6.00%, 7/1/30	500	502
6.50%, 7/15/32	1,000	1,009
5.50%, 7/15/33	3,000	2,893
6.00%, 7/1/37	4,400	4,352
5.00%, 12/31/49	1,700	1,593
6.50%, 12/31/49	300	305
fixed income funds       13       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 46.3% (2) – CONTINUED
Fannie Mae - 22.8% – (continued)
7.00%, 12/31/49	$1,000	$1,027

		60,018

Federal Farm Credit Bank - 0.2%
5.25%, 9/13/10	500	501
Federal Home Loan Bank - 2.5%
3.63%, 11/14/08	500	489
5.00%, 2/20/09	500	498
4.75%, 4/24/09	2,000	1,985
5.38%, 7/17/09	500	502
5.00%, 9/18/09	1,000	997
5.38%, 8/19/11	1,000	1,004
4.88%, 11/18/11	500	492
5.38%, 5/18/16	500	498

		6,465

Freddie Mac - 8.5%
5.13%, 10/15/08	500	500
6.63%, 9/15/09	1,000	1,029
4.13%, 7/12/10	500	485
5.25%, 10/6/11	1,000	992
4.75%, 3/5/12	3,800	3,719
5.13%, 7/15/12	1,000	994
5.25%, 4/18/16	500	493
5.00%, 2/16/17	500	483
Pool #1B2125, 4.55%, 3/1/35	56	55
Pool #1B2130, 4.32%, 3/1/35	104	102
Pool #1G0321, 4.85%, 9/1/35	424	421
Pool #1G1506, 5.52%, 1/1/37	196	195
Pool #1G1623, 5.70%, 4/1/37	200	198
Pool #1G1763, 4.88%, 11/1/35	134	132
Pool #1G1790, 5.44%, 11/1/35	164	164
Pool #1G2620, 6.00%, 11/1/36	182	183
Pool #1G2638, 6.28%, 9/1/36	200	201
Pool #1G3611, 6.03%, 4/1/37	200	201
Pool #1H2569, 5.22%, 9/1/35	82	81
Pool #1H2605, 5.66%, 4/1/36	92	91
Pool #1J0345, 5.72%, 3/1/37	99	99
Pool #1J0355, 5.60%, 3/1/37	92	91
Pool #1J1317, 5.73%, 4/1/36	340	339
Pool #1J1390, 5.96%, 12/1/36	185	185
Pool #1J1646, 5.30%, 4/1/37	391	389
Pool #1L0078, 5.12%, 6/1/35	195	193
Pool #1L0130, 4.70%, 7/1/35	99	97
Pool #1N0243, 6.50%, 8/1/36	85	86
Pool #781274, 4.73%, 2/1/34	108	107
Pool #782905, 4.90%, 12/1/34	120	116
Pool #783081, 4.69%, 4/1/35	139	138
Pool #847755, 5.54%, 5/1/37	499	494
Pool TBA, (3) 5.00%, 7/1/14	1,000	966
4.50%, 7/15/18	800	759
6.00%, 1/1/24	3,100	3,071
5.50%, 7/1/30	500	492
6.50%, 7/1/30	500	505
5.00%, 12/31/49	1,100	1,031
5.50%, 12/31/49	2,200	2,122
6.00%, 12/31/49	500	495

		22,494

northern funds quarterly report       14       fixed income funds

fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 46.3%(2) – CONTINUED
Freddie Mac Gold - 9.1%
Pool #A16753, 5.00%, 11/1/33	$496	$468
Pool #A27950, 5.50%, 11/1/34	4,260	4,125
Pool #A46224, 5.00%, 7/1/35	412	387
Pool #A48104, 5.00%, 1/1/36	1,047	984
Pool #A51296, 6.00%, 8/1/36	877	869
Pool #A54897, 6.50%, 8/1/36	524	529
Pool #A56110, 5.50%, 12/1/36	1,534	1,480
Pool #A58690, 6.00%, 3/1/37	164	163
Pool #A58718, 5.50%, 3/1/37	521	503
Pool #A61573, 5.00%, 9/1/34	2,967	2,795
Pool #A61597, 5.50%, 12/1/35	510	493
Pool #B10630, 4.50%, 11/1/18	1,346	1,283
Pool #B18502, 5.50%, 6/1/20	234	230
Pool #C91020, 5.50%, 3/1/27	688	670
Pool #D97197, 5.00%, 2/1/27	472	449
Pool #G01907, 4.50%, 8/1/34	570	519
Pool #G02069, 5.50%, 3/1/36	594	574
Pool #G02391, 6.00%, 11/1/36	294	291
Pool #G02540, 5.00%, 11/1/34	1,040	980
Pool #G02649, 6.00%, 1/1/37	490	485
Pool #G02702, 6.50%, 1/1/37	987	998
Pool #G02911, 6.00%, 4/1/37	493	488
Pool #G08189, 7.00%, 3/1/37	454	466
Pool #G11776, 4.50%, 9/1/20	490	466
Pool #G12673, 5.00%, 9/1/21	973	941
Pool #J00991, 4.00%, 1/1/21	500	463
Pool #J02541, 4.00%, 9/1/20	500	463
Pool #J03041, 6.00%, 7/1/21	418	420
Pool #J03736, 5.50%, 11/1/21	470	463
Pool #J06175, 5.00%, 5/1/21	442	428

		23,873

Government National Mortgage Association - 0.5%
Pool TBA, (3) 6.50%, 7/15/28	500	508
6.00%, 7/1/30	500	497
5.50%, 12/31/49	500	485

		1,490

Government National Mortgage Association I - 1.2%
Pool #510835, 5.50%, 2/15/35	523	508
Pool #614169, 5.00%, 7/15/33	498	472
Pool #641416, 5.50%, 4/15/35	668	649
Pool #646341, 6.00%, 11/15/36	503	501
Pool #648538, 5.00%, 12/15/35	682	646
Pool #661917, 7.00%, 4/15/37	499	515

		3,291

fixed income funds       15       northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 46.3% (2)– CONTINUED
Government National Mortgage Association II - 1.5%
Pool #003570, 6.00%, 6/20/34	$537	$535
Pool #003665, 5.50%, 1/20/35	1,572	1,525
Pool #654804, 6.00%, 5/20/36	856	851
Pool TBA, (3) 5.00%, 12/31/49	500	470
6.50%, 12/31/49	500	509

		3,890

Total U.S. Government Agencies

(Cost $123,405)		122,022

U.S. GOVERNMENT OBLIGATIONS - 26.3%
U.S. Treasury Bonds - 5.1%
8.00%, 11/15/21	1,000	1,280
7.13%, 2/15/23	800	960
6.25%, 8/15/23	2,050	2,276
6.00%, 2/15/26	2,500	2,729
5.38%, 2/15/31	1,000	1,027
4.50%, 2/15/36	475	430
4.75%, 2/15/37	4,990	4,705

		13,407

U.S. Treasury Notes - 21.2%
4.75%, 11/15/08	1,000	997
4.75%, 2/28/09	5,000	4,985
4.50%, 3/31/09	3,000	2,978
4.50%, 4/30/09	8,500	8,442
4.88%, 5/31/09	4,000	3,999
4.75%, 2/15/10	5,500	5,480
4.50%, 5/15/10	1,000	989
5.75%, 8/15/10	1,000	1,024
4.50%, 11/15/10	3,000	2,964
4.50%, 2/28/11	3,000	2,959
4.88%, 4/30/11	5,750	5,741
4.63%, 10/31/11	4,500	4,448
4.25%, 8/15/13	650	628
4.00%, 2/15/15	2,000	1,873
4.50%, 11/15/15	2,000	1,929
4.63%, 2/15/17	5,000	4,842
4.50%, 5/15/17	350	336
4.63%, 2/29/12	1,350	1,333

		55,947

Total U.S. Government Obligations

(Cost $70,362)		69,354

MUNICIPAL BOND - 0.1%
Illinois - 0.1%
Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	225	205

Total Municipal Bond

(Cost$219)		205

SHORT-TERM INVESTMENTS - 21.9%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	39,252	39,252
FHLB Discount Note, 4.87%, 7/2/07	18,395	18,393

Total Short-Term Investments

(Cost$57,645)		57,645

Total Investments - 119.5%

(Cost$318,912)		314,810
Liabilities less Other Assets — (19.5)%		(51,426)
NET ASSETS - 100.0%		$263,384

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	When-Issued Security
Percentages shown are based on Net Assets.
northern funds quarterly report       16       fixed income funds

JUNE 30, 2007 (UNAUDITED)
fixed income funds
     SCHEDULE OF INVESTMENTS
     BOND INDEX FUND (continued )
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$318,912

Gross tax appreciation of investments	$79
Gross tax depreciation of investments	(4,181)

Net tax depreciation of investments	$(4,102)

fixed income funds       17       northern funds quarterly report

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 16.4%
Commercial Mortgage Services - 16.4%
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41	$4,810	$4,691
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	9,545	9,344
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/41	11,460	11,206
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2, 5.33%, 1/12/45	5,935	5,855
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2, 7.44%, 8/15/31	7,194	7,426
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	5,171	5,256
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, 4/15/37	10,628	10,826
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2, 4.18%, 11/15/37	8,415	8,180
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	5,200	5,308
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39	2,555	2,471
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	5,940	5,787
GS Mortgage Securities Corp. II, (1) Series 2007-GG10, Class A2, 5.78%, 8/10/45	11,000	11,000
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	5,185	5,081
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30	8,693	8,493
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2, 4.89%, 9/15/30	9,045	8,914
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	11,420	11,028
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	5,800	5,634
Morgan Stanley Capital I, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	14,400	13,789
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.15%, 6/13/41	9,600	9,322
Morgan Stanley Capital I, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	14,450	14,313
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, 2/15/33	8,741	9,012
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	9,545	9,792

		182,728

Total Asset-Backed Securities

(Cost $186,378)		182,728

CORPORATE BONDS - 18.3%
Aerospace/Defense - 0.6%
L-3 Communications Corp., 7.63%, 6/15/12	7,120	7,289

Apparel - 0.4%
Levi Strauss & Co., 12.25%, 12/15/12	4,445	4,812

FIXED INCOME FUNDS       1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 18.3% – CONTINUED
Diversified Financial Services - 6.2%
ANZ Capital Trust, (2)(3) 4.48%, 1/29/49	$4,500	$4,366
Capital One Capital IV, 6.75%, 2/17/37	4,600	4,232
Countrywide Financial Corp., 5.80%, 6/7/12	5,835	5,794
Goldman Sachs Group, Inc., 5.63%, 1/15/17	3,045	2,918
6.45%, 5/1/36	6,175	6,063
International Lease Finance Corp., 5.35%, 3/1/12	5,815	5,741
5.65%, 6/1/14	5,880	5,831
Lazard Group, (2) 6.85%, 6/15/17	3,765	3,767
Lehman Brothers Holdings Capital Trust VII, 5.86%, 11/29/49	5,595	5,545
Lehman Brothers Holdings, Inc., 6.00%, 5/3/32	5,670	5,348
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	4,735	4,443
Power Receivable Finance LLC, (2)(3) 6.29%, 1/1/12	1,230	1,243
Residential Capital Corp., 7.19%, 4/17/09 (2)(3)	5,460	5,436
6.38%, 6/30/10	4,240	4,185
USB Realty Corp., (2)(3) 6.09%, 12/22/49	4,700	4,610

		69,522

Electric - 1.4%
AES (The) Corp., 9.50%, 6/1/09	5,135	5,366
Oncor Electric Delivery Co., 7.25%, 1/15/33	4,700	5,091
PSEG Energy Holdings LLC, 10.00%, 10/1/09	5,215	5,607

		16,064

Healthcare — Services - 0.3%
HCA, Inc., (2) 9.13%, 11/15/14	3,305	3,474
Holding Companies — Diversified - 1.1%
Capmark Financial Group, Inc., (2)(3) 6.30%, 5/10/17	7,780	7,656
Kansas City Southern Railway, 9.50%, 10/1/08	4,105	4,249

		11,905

Insurance - 1.2%
Allstate (The) Corp., 6.50%, 5/15/57	2,930	2,771
Genworth Financial, Inc., 6.15%, 11/15/66	3,600	3,412
Lincoln National Corp., 6.05%, 4/20/67	3,480	3,323
Metlife, Inc., 6.40%, 12/15/36	4,325	4,006

		13,512

Machinery — Diversified - 0.3%
Case New Holland, Inc., 9.25%, 8/1/11	3,130	3,281

Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, (2) 8.00%, 4/30/12	4,545	4,602
Comcast Corp., 4.95%, 6/15/16	3,180	2,917
Time Warner Cable, Inc., (2)(3) 5.85%, 5/1/17	5,550	5,398

		12,917

Oil & Gas - 1.1%
Apache Corp., 6.00%, 1/15/37	2,470	2,355
Premcor Refining Group (The), Inc., 9.50%, 2/1/13	1,950	2,076
6.75%, 5/1/14	7,385	7,546

		11,977

Oil & Gas Producers - 0.3%
Chesapeake Energy Corp., 7.50%, 6/15/14	3,185	3,225

Oil & Gas Services - 0.7%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	3,830	3,845
NORTHERN FUNDS QUARTERLY REPORT       2       FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 18.3% – CONTINUED
Oil & Gas Services - 0.7% – (continued)
Weatherford International, Inc., (2) 6.80%, 6/15/37	$3,450	$3,512

		7,357

Pipelines - 0.9%
Consolidated Natural Gas Co., 5.00%, 3/1/14	2,905	2,768
Kinder Morgan Energy Partners LP, 6.00%, 2/1/17	4,090	4,003
Williams Cos., Inc., 8.13%, 3/15/12	3,435	3,645

		10,416

Real Estate Investment Trusts - 0.3%
iStar Financial, Inc., 5.88%, 3/15/16	3,110	2,994

Retail - 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	1,965	1,896
Home Depot, Inc., 5.88%, 12/16/36	7,750	6,905

		8,801

Telecommunications - 1.5%
Embarq Corp., 7.08%, 6/1/16	3,900	3,922
Sprint Capital Corp., 6.90%, 5/1/19	5,470	5,415
Verizon Communication Inc., 5.85%, 9/15/35	3,220	2,953
Verizon New Jersey, Inc., 5.88%, 1/17/12	2,335	2,344
Verizon of New England, Inc., 6.50%, 9/15/11	1,600	1,642

		16,276

Total Corporate Bonds

(Cost $208,101)		203,822

FOREIGN ISSUER BONDS - 5.2%
Banks - 1.8%
BBVA International Preferred S.A. Unipersonal, (2) 5.92%, 12/31/49	5,405	5,071
Banks - 1.8% – (continued)
Lloyds TSB Group PLC, (2) 6.27%, 12/31/49	10,005	9,492
Shinsei Finance Cayman Ltd., (2)(3) 6.42%, 1/29/49	5,975	5,809

		20,372

Diversified Financial Services - 1.5%
Credit Suisse Guernsey Ltd., 5.86%, 5/29/49	4,570	4,403
MUFG Capital Finance 1 Ltd., 6.35%, 7/29/49	5,795	5,694
SMFG Preferred Capital 1 Ltd., (2)(3) 6.08%, 1/29/49	3,365	3,237
Swiss Re Capital I LP, (2)(3) 6.85%, 5/29/49	3,000	3,018

		16,352

Insurance - 1.3%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	2,620	2,754
Catlin Insurance Co. Ltd., (2) 7.25%, 12/31/49	5,600	5,328
XL Capital Ltd., 6.50%, 12/31/49	7,200	6,762

		14,844

Oil & Gas - 0.5%
Nexen, Inc., 6.40%, 5/15/37	5,913	5,653

Total Foreign Issuer Bonds

(Cost $59,250)		57,221

U.S. GOVERNMENT AGENCIES - 40.5%(4)
Fannie Mae -28.9%
Pool #255452, 5.50%, 10/1/19	6,817	6,732
Pool #535714, 7.50%, 1/1/31	212	221
Pool #535982, 7.50%, 5/1/31	456	477
Pool #545003, 8.00%, 5/1/31	16	17
FIXED INCOME FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 40.5%(4) – CONTINUED
Fannie Mae - 28.9% – (continued)
Pool #545437, 7.00%, 2/1/32	$452	$468
Pool #545556, 7.00%, 4/1/32	306	317
Pool #545757, 7.00%, 6/1/32	2,326	2,411
Pool #555189, 7.00%, 12/1/32	1,581	1,637
Pool #581806, 7.00%, 7/1/31	738	765
Pool #725424, 5.50%, 4/1/34	21,634	20,961
Pool #725787, 5.00%, 9/1/19	16,692	16,173
Pool #739433, 5.00%, 10/1/18	423	411
Pool #796371, 5.00%, 10/1/19	273	265
Pool #796457, 6.00%, 9/1/34	12,150	12,061
Pool #797773, 5.00%, 3/1/20	1,850	1,789
Pool #814782, 7.00%, 4/1/35	42	43
Pool #829125, 5.50%, 10/1/35	14,679	14,193
Pool #831810, 6.00%, 9/1/36	18,834	18,643
Pool #845182, 5.50%, 11/1/35	15,380	14,871
Pool #869217, 5.47%, 2/1/36	13,130	13,106
Pool #869801, 5.50%, 4/1/21	1,692	1,668
Pool #893082, 5.85%, 9/1/36	9,492	9,536
Pool TBA, (1) 6.00%, 7/14/33	51,065	50,506
5.50%, 12/31/49	13,534	13,052
6.00%, 12/31/49	63,118	63,394
6.50%, 12/31/49	57,171	57,707

		321,424

Freddie Mac - 6.6%
Pool #1J0365, 5.93%, 4/1/37	8,151	8,163
Pool TBA, (1) 6.00%, 7/1/28	2,700	2,675
5.50%, 7/14/29	36,621	35,316
6.50%, 7/1/30	17,326	17,504
6.00%, 8/15/32	6,639	6,571
5.00%, 12/31/49	2,695	2,526

		72,755

Freddie Mac Gold - 4.5%
Pool #A46279, 5.00%, 7/1/35	26,722	25,113
Pool #C00910, 7.50%, 1/1/30	748	782
Pool #C02790, 6.50%, 4/1/37	10,383	10,491
Pool #C02838, 5.50%, 5/1/37	14,495	13,980

		50,366

Government National Mortgage Association - 0.5%
Pool #595091, 6.00%, 10/15/32	2,015	2,011
Pool #627123, 5.50%, 3/15/34	4,135	4,020

		6,031

Total U.S. Government Agencies

(Cost $454,443)		450,576
U.S. GOVERNMENT OBLIGATIONS - 17.4%
U.S. Treasury Bonds - 0.1%
4.50%, 2/15/36	1,089	986
U.S. Treasury Inflation Indexed Notes - 2.6%
3.00%, 7/15/12	9,040	10,589
2.38%, 1/15/17	18,605	18,609

		29,198

NORTHERN FUNDS QUARTERLY REPORT       4       FIXED INCOME FUNDS

JUNE 30, 2007 (UNAUDITED)
FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT OBLIGATIONS - 17.4% – CONTINUED
U.S. Treasury Notes - 14.7%	$71,760	$70,426
4.50%, 4/30/12 4.50%, 5/15/17	96,226	92,256

		162,682

Total U.S. Government Obligations

(Cost $194,620)		192,866

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0% Leap Wireless International, Exp. 4/15/10, Strike $96.80 *	500	—

Total Warrants

(Cost $5)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 25.3%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$166,076	166,076
FHLB Discount Note, 4.87%, 7/2/07	115,637	115,622

Total Short-Term Investments

(Cost $281,698)		281,698

Total Investments - 123.1%

(Cost $1,384,495)		1,368,911
Liabilities less Other Assets — (23.1)%		(257,178)

NET ASSETS - 100.0%		$1,111,733

(1)	When-Issued Security

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3)	Restricted security that has been deemed illiquid. At June 30, 2007, the value of these restricted illiquid securities amounted to approximately $40,773,000 or 3.7% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$4,368
Capmark Financial Group Inc., 6.30%, 05/10/17	5/3/07-6/21/07	7,641
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	1,230
Residential Capital Corp., 7.19%, 4/17/09	9/29/06	5,486
Shinsei Finance Cayman Ltd., 6.42%, 1/29/49	2/16/06	6,011
SMFG Preferred Capital 1 Ltd., 6.08%, 1/29/49	12/13/06	3,365
Swiss Re Capital LP, 6.85%, 5/29/49	5/4/06	3,000
Time Warner Cable Inc., 5.85%, 5/1/17	4/4/07	5,537
USB Realty Corp., 6.09%, 12/22/49	1/19/07	4,740

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

*	Non-Income Producing Security Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,384,495

Gross tax appreciation of investments	$1,079
Gross tax depreciation of investments	(16,663)

Net tax depreciation of investments	$(15,584)

FIXED INCOME FUNDS       5       NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   GLOBAL FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)(1)	(000S)
DEBT OBLIGATIONS - 94.1%
British Pound - 5.9%
Treasury of Great Britain, 5.00%, 3/7/08	112	$224
5.00%, 9/7/14	70	136
4.00%, 9/7/16	150	270
4.75%, 3/7/20	148	281
5.00%, 3/7/25	159	313
4.25%, 3/7/36	237	433

		1,657

Canadian Dollar - 4.2%
Government of Canada, 5.00%, 6/1/14	1,230	1,185

Danish Krone - 4.5%
Government of Denmark, 4.00%, 8/15/08	6,920	1,252

Euro - 35.3%
Bundesobligation, 3.25%, 4/17/09	185	245
Buoni Poliennali Del Tesoro, 4.50%, 5/1/09	280	379
5.25%, 11/1/29	590	826
Deutschland Bundesrepublik, 4.25%, 1/4/14	850	1,131
4.00%, 7/4/16	420	546
4.25%, 7/4/17	120	158
6.25%, 1/4/24	450	716
6.50%, 7/4/27	990	1,643
5.50%, 1/4/31	95	142
Government of Belgium, 5.00%, 9/28/11	400	551
4.25%, 9/28/14	190	252
Government of Finland, 5.00%, 7/4/07	500	677
3.00%, 7/4/08	475	634
Government of France O.A.T., 4.75%, 10/25/12	500	683
Government of France Treasury Note BTAN, 2.50%, 7/12/10	413	528
Government of Ireland, 5.00%, 4/18/13	100	138
Government of Spain, 3.25%, 7/30/10	188	245
Portugal Obrigacoes do Tesouro OT, 5.15%, 6/15/11	300	414

		9,908

Japanese Yen - 19.5%
Government of Japan Five Year Bonds, 1.10%, 3/20/11	80,000	646
Government of Japan Ten Year Bonds, 1.80%, 9/21/09	60,000	496
1.90%, 6/21/10	75,000	623
1.40%, 9/20/11	53,000	431
1.50%, 3/20/12	15,000	122
0.80%, 3/20/13	160,000	1,247
1.90%, 6/20/14	36,500	301
1.30%, 3/20/15	20,000	158
Government of Japan Twenty Year Bonds, 1.90%, 3/22/21	180,000	1,436

		5,460

Swedish Krona - 0.9%
Kingdom of Sweden, 9.00%, 4/20/09	1,600	253

United States Dollar - 23.8%
Freddie Mac, 5.13%, 7/15/12	750	746
U.S. Treasury Bond, 8.75%, 5/15/17	300	384
6.63%, 2/15/27	500	586
6.38%, 8/15/27	750	857
4.50%, 2/15/36	165	149
U.S. Treasury Note, 5.00%, 7/31/08	1,171	1,171
4.63%, 11/30/08	300	299
4.88%, 8/15/09	780	779
4.63%, 11/15/09	300	298
4.38%, 12/15/10	300	295
4.13%, 5/15/15	650	613
5.13%, 5/15/16	485	488

		6,665

Total Debt Obligations

(Cost $24,909)		26,380
FIXED INCOME FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 4.1%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$1,144	$1,144

Total Short-Term Investment

(Cost $1,144)		1,144

Total Investments - 98.2%

(Cost $26,053)		27,524
Other Assets less Liabilities - 1.8%		507

NET ASSETS - 100.0%		$28,031

(1)	Principal amounts stated in local currencies.

Percentages shown are based on Net Assets.
At June 30, 2007, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN/LOSS
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Canadian Dollar	1,075	U.S. Dollar	1,007	7/27/07	$(3)

Danish Krone	34,312	U.S. Dollar	6,216	7/27/07	(30)

Swedish Krona	5,397	U.S. Dollar	784	7/27/07	(6)

U.S. Dollar	123	Australian Dollar	145	7/27/07	—

U.S. Dollar	98	British Pound	49	7/27/07	—

U.S. Dollar	520	Canadian Dollar	555	7/27/07	2

U.S. Dollar	5,261	Danish Krone	29,050	7/27/07	27

U.S. Dollar	1,554	Euro	1,153	7/27/07	8

U.S. Dollar	2,902	Japanese Yen	356,210	7/27/07	2

U.S. Dollar	898	Swedish Krona	6,175	7/27/07	6

Total					$6
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$26,053

Gross tax appreciation of investments	$2,141
Gross tax depreciation of investments	(670)

Net tax appreciation of investments	$1,471

NORTHERN FUNDS QUARTERLY REPORT       2       FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 82.3%
Aerospace/Defense - 1.1%
L-3 Communications Corp., 6.38%, 10/15/15	$9,165	$8,661
Moog, Inc., 6.25%, 1/15/15	11,565	11,131

		19,792

Agriculture - 1.0%
Alliance One International, Inc., (1) 8.50%, 5/12/12	13,485	13,788
Reynolds American, Inc., 7.88%, 5/15/09	4,450	4,615

		18,403

Apparel - 1.0%
Levi Strauss & Co., 12.25%, 12/15/12	7,450	8,064
9.75%, 1/15/15	10,225	10,941

		19,005

Auto Manufacturers - 2.0%
General Motors Corp., 7.13%, 7/15/13	39,275	36,869

Auto Parts & Equipment - 0.7%
Lear Corp., 8.50%, 12/1/13	13,325	12,792

Beverages - 0.7%
Constellation Brands, Inc., 7.25%, 9/1/16	13,825	13,479

Building Materials - 0.3%
Ply Gem Industries, Inc., 9.00%, 2/15/12	6,750	6,067

Cable Television - 0.4%
Mediacom Broadband LLC, 8.50%, 10/15/15	7,025	7,130

Chemicals - 3.1%
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	10,950	11,333
Lyondell Chemical Co., 8.00%, 9/15/14	12,650	12,998
Momentive Performance Materials, Inc., (1) 9.75%, 12/1/14	7,025	7,095
11.50%, 12/1/16	1,900	1,919
Mosaic (The) Co., (1) 7.38%, 12/1/14	9,400	9,494
NewMarket Corp., 7.13%, 12/15/16	9,950	9,627
PolyOne Corp., 10.63%, 5/15/10	3,262	3,425

		55,891

Commercial Services - 4.2%
Aramark Corp., (1) 8.86%, 2/1/15	17,150	17,407
Corrections Corp. of America, 6.25%, 3/15/13	8,825	8,472
Education Management LLC/ Education Management Corp., 10.25%, 6/1/16	8,425	8,867
H&E Equipment Services, Inc., 8.38%, 7/15/16	9,875	10,369
Hertz Corp., 8.88%, 1/1/14	10,200	10,634
NCO Group, Inc., (1) 11.88%, 11/15/14	8,100	8,363
Service Corp. International, 7.00%, 6/15/17	5,650	5,382
United Rentals North America, Inc., 6.50%, 2/15/12	6,575	6,460

		75,954

Computers - 0.5%
Sungard Data Systems, Inc., 9.13%, 8/15/13	9,586	9,814

Diversified Financial Services - 3.9%
Ford Motor Credit Co., 7.25%, 10/25/11	35,650	34,311
General Motors Acceptance Corp., 6.75%, 12/1/14	28,355	27,154
Residential Capital Corp., (1)(2) 7.19%, 4/17/09	10,000	9,955

		71,420

Electric - 7.4%
AES (The) Corp., 9.50%, 6/1/09	16,290	17,023
Aquila, Inc., 14.88%, 7/1/12	6,925	8,829
FIXED INCOME FUNDS       1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 82.3%– CONTINUED
Electric - 7.4% – (continued)
CMS Energy Corp., 9.88%, 10/15/07	$5,130	$5,178
8.50%, 4/15/11	1,390	1,478
Dynegy Holdings, Inc., (1) 7.50%, 6/1/15	11,050	10,401
7.75%, 6/1/19	7,400	6,882
Edison Mission Energy, (1) 7.50%, 6/15/13	16,875	16,706
7.00%, 5/15/17	9,350	8,812
NRG Energy, Inc., 7.38%, 2/1/16	12,200	12,231
7.38%, 1/15/17	5,650	5,671
PSEG Energy Holdings LLC, 10.00%, 10/1/09	14,635	15,735
Reliant Energy, Inc., 7.63%, 6/15/14	7,975	7,776
Sierra Pacific Power Co., 6.25%, 4/15/12	1,300	1,311
Sierra Pacific Resources, 8.63%, 3/15/14	4,270	4,583
TECO Energy, Inc., 6.75%, 5/1/15	4,925	5,023
TXU Corp., 6.50%, 11/15/24	8,325	6,884

		134,523

Electrical Components & Equipment - 1.0%
Coleman Cable, Inc., (1) 9.88%, 10/1/12	8,375	8,752
Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	9,677	9,870

		18,622

Engineering & Construction - 0.7%
Ahern Rentals, Inc., 9.25%, 8/15/13	12,600	12,758
Entertainment - 0.4%

WMG Acquisition Corp., 7.38%, 4/15/14	6,810	6,333

Environmental Control - 1.3%
Allied Waste North America, Inc., 9.25%, 9/1/12	11,084	11,624
6.88%, 6/1/17	12,475	12,070

		23,694

Food - 0.5%
Smithfield Foods, Inc., 7.00%, 8/1/11	9,025	8,980

Forest Products & Paper - 2.2%
Georgia-Pacific Corp., 8.13%, 5/15/11	12,890	13,164
P.H. Glatfelter, 7.13%, 5/1/16	10,100	10,176
Verso Paper Holdings LLC and Verson Paper, Inc., (1) 11.38%, 8/1/16	15,060	16,076

		39,416

Gaming - 5.3%
Buffalo Thunder Development Authority, (1)(2) 9.38%, 12/15/14	9,500	9,500
Chukchansi Economic Development Authority, (1)(2) 8.00%, 11/15/13	9,005	9,185
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	14,860	12,408
Isle of Capri Casinos, Inc., 7.00%, 3/1/14	10,725	10,149
MGM Mirage, 8.50%, 9/15/10	16,575	17,342
7.50%, 6/1/16	6,850	6,499
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	6,050	6,231
River Rock Entertainment Authority, 9.75%, 11/1/11	8,316	8,732
Seneca Gaming Corp., 7.25%, 5/1/12	7,295	7,395
Wimar Opco LLC, (1) 9.63%, 12/15/14	8,900	8,566

		96,007

Healthcare — Products - 0.5%
Accellent, Inc., 10.50%, 12/1/13	9,175	9,106
NORTHERN FUNDS QUARTERLY REPORT       2       FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 82.3%– CONTINUED
Healthcare – Services - 3.9%
AMR HoldCo Inc./ Emcare HoldCo Inc., 10.00%, 2/15/15	$4,835	$5,222
Community Health Systems, Inc.,(1)(3) 8.88%, 7/15/15	9,625	9,757
HCA, Inc., (1) 9.13%, 11/15/14	28,550	30,013
9.25%, 11/15/16	13,800	14,697
Tenet Healthcare Corp., 7.38%, 2/1/13	4,092	3,698
6.88%, 11/15/31	10,775	8,243

		71,630

Household Products/Wares - 1.3%
ACCO Brands Corp., 7.63%, 8/15/15	9,210	9,049
Gregg Appliances, Inc., 9.00%, 2/1/13	6,960	7,413
Visant Holding Corp., 8.75%, 12/1/13	7,055	7,337

		23,799

Insurance - 0.5%
Crum & Forster Holdings Corp., (1) 7.75%, 5/1/17	9,350	9,140

Iron/Steel - 1.1%
Gibraltar Industries, Inc., 8.00%, 12/1/15	13,805	13,529
Tube City IMS Corp., (1) 9.75%, 2/1/15	5,700	5,842

		19,371

Lodging - 0.5%
Host Marriott LP, 6.75%, 6/1/16	9,575	9,384

Machinery – Diversified - 0.4%
Case New Holland, Inc., 9.25%, 8/1/11	7,675	8,045

Media - 9.0%
American Media Operations, Inc., 10.25%, 5/1/09	8,487	8,063
CCH I Holdings LLC, 13.50%, 1/15/14	23,775	24,399
CCH I LLC, 11.00%, 10/1/15	18,968	19,798
Media - 9.0% – (continued)
CSC Holdings, Inc., 8.13%, 7/15/09	14,375	14,663
6.75%, 4/15/12	4,315	4,099
Dex Media East LLC, 12.13%, 11/15/12	4,850	5,220
Donnelley (R.H.) Corp., 8.88%, 1/15/16	11,200	11,648
Donnelley (R.H.), Inc., 10.88%, 12/15/12	7,263	7,744
Echostar DBS Corp., 7.00%, 10/1/13	22,650	22,310
Idearc, Inc., 8.00%, 11/15/16	13,175	13,307
TL Acquisitions, Inc., (1)(3) 0.00%, 7/15/15	12,200	9,405
Univision Communications, Inc., (1) 9.75%, 3/15/15	9,100	8,986
Young Broadcasting, Inc., 10.00%, 3/1/11	14,335	14,263

		163,905

Metal Fabricate/Hardware - 0.5%
Mueller Water Products, Inc., (1)(2) 7.38%, 6/1/17	9,050	8,974
Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	8,350	8,809
8.56%, 4/1/15	5,600	5,866

		14,675

Miscellaneous Manufacturing - 0.7%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	13,215	12,720

Oil & Gas - 5.0%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 5/20/16	7,690	7,555
Denbury Resources, Inc., 7.50%, 12/15/15	5,175	5,162
Encore Acquisition Co., 7.25%, 12/1/17	6,400	5,888
FIXED INCOME FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 82.3%– CONTINUED
Oil & Gas - 5.0% – (continued)
Giant Industries, Inc., 11.00%, 5/15/12	$4,705	$4,964
8.00%, 5/15/14	1,000	1,082
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	8,300	8,528
Pioneer Natural Resources Co., 6.88%, 5/1/18	5,000	4,740
Plains Exploration & Production Co., 7.00%, 3/15/17	11,200	10,612
Quicksilver Resources, Inc., 7.13%, 4/1/16	14,395	13,891
Stone Energy Corp., (1) 8.11%, 7/15/10	7,125	7,125
Swift Energy Co., 7.13%, 6/1/17	12,475	11,883
Whiting Petroleum Corp., 7.00%, 2/1/14	9,575	9,001

		90,431

Oil & Gas Producers - 1.1%
Chesapeake Energy Corp., 7.50%, 6/15/14	5,800	5,873
6.88%, 1/15/16	15,225	14,882

		20,755

Oil & Gas Services - 0.6%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	9,927	9,964

Packaging & Containers - 2.5%
Ball Corp., 6.63%, 3/15/18	11,200	10,752
Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	8,250	8,333
Jefferson Smurfit Corp. U.S., 7.50%, 6/1/13	11,628	11,279
Packaging Dynamics Finance Corp., (1)(2) 10.00%, 5/1/16	6,000	6,030
Solo Cup Co., 8.50%, 2/15/14	9,350	8,181

		44,575

Pipelines - 0.8%
Williams Cos., Inc., 8.13%, 3/15/12	12,405	13,165

Real Estate - 0.3%
American Real Estate Partners LP, (1) 7.13%, 2/15/13	1,450	1,399
Realogy Corp., (1)(2) 10.50%, 4/15/14	4,000	3,810
12.38%, 4/15/15	1,000	913

		6,122

Real Estate Investment Trusts - 1.4%
American Real Estate Partners LP/ American Real Estate Finance Corp., 7.13%, 2/15/13	15,685	15,136
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	9,565	9,517

		24,653

Retail - 2.7%
Dave & Buster’s, Inc., 11.25%, 3/15/14	6,725	6,893
Neiman-Marcus Group, Inc., 10.38%, 10/15/15	10,925	12,017
Petro Stopping Centers LP/Petro Financial Corp., 9.00%, 2/15/12	10,355	10,925
Restaurant (The) Co., 10.00%, 10/1/13	6,000	5,745
Rite Aid Corp., 9.38%, 12/15/15 (1)(2)	3,800	3,648
7.50%, 3/1/17	10,000	9,650

		48,878

Semiconductors - 0.9%
Freescale Semiconductor, Inc., (1) 8.88%, 12/15/14	17,000	16,235

Software - 0.7%
Open Solutions, Inc., (1) 9.75%, 2/1/15	6,850	6,918
SS&C Technologies, Inc., 11.75%, 12/1/13	5,905	6,614

		13,532

NORTHERN FUNDS QUARTERLY REPORT       4      FIXED INCOME FUNDS

FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     HIGH YIELD FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 82.3% – CONTINUED
Supermarkets - 0.6%
SUPERVALU, Inc., 7.50%, 5/15/12	$3,825	$3,985
7.50%, 11/15/14	6,525	6,688

		10,673

Telecommunications - 7.2%
Centennial Cellular Operating Co., 10.13%, 6/15/13	3,630	3,893
Centennial Communications Corp., 10.00%, 1/1/13	9,025	9,679
Cincinnati Bell, Inc., 8.38%, 1/15/14	10,750	10,858
Citizens Communications Co., 9.00%, 8/15/31	10,525	10,841
Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15	9,325	10,584
MasTec, Inc., (1) 7.63%, 2/1/17	10,025	10,050
PAETEC Holding Corp., (1)(3) 9.50%, 7/15/15	4,000	4,000
PanAmSat Corp., 9.00%, 8/15/14	8,936	9,316
Qwest Capital Funding, Inc., 7.90%, 8/15/10	14,250	14,499
Qwest Corp., 8.88%, 3/15/12	9,200	9,913
6.50%, 6/1/17 (1)	6,700	6,382
U.S. West Communications, 6.88%, 9/15/33	8,350	7,828
West Corp., 11.00%, 10/15/16	7,345	7,676
Windstream Corp., 8.63%, 8/1/16	9,275	9,808
7.00%, 3/15/19	5,600	5,348

		130,675

Textiles - 0.7%
Invista, ((1)(2) 9.25%, 5/1/12	12,590	13,314
Transportation - 0.9%
Kansas City Southern Railway, 9.50%, 10/1/08	9,670	10,009
Overseas Shipholding Group, 8.25%, 3/15/13	5,655	5,796

		15,805

Total Corporate Bonds

(Cost $1,495,477)		1,496,475

FOREIGN ISSUER BONDS 10.8%
Chemicals - 0.3%
Nell AF SARL, (1)(2) 8.38%, 8/15/15	6,850	6,559
Electronics - 1.1%
NXP BV / NXP Funding LLC, 7.88%, 10/15/14	9,525	9,382
9.50%, 10/15/15	10,525	10,367

		19,749

Forest Products & Paper - 1.2%
Bowater Canada Finance Corp. 7.95%, 11/15/11	22,550	21,225
Gaming - 0.7%
Galaxy Entertainment Finance Co. Ltd., (1)(2) 9.88%, 12/15/12	12,016	12,917
Housewares - 0.9%
Vitro S.A. de CV, (1) 9.13%, 2/1/17	15,350	15,734
Insurance - 0.5%
Catlin Insurance Co. Ltd., (1) 7.25%, 1/19/17	10,000	9,515
Leisure Time - 0.4%
NCL Corp., 10.63%, 7/15/14	8,370	8,077
Media - 0.6%
Kabel Deutschland GmbH, 10.63%, 7/1/14	10,740	11,760
Miscellaneous Manufacturing - 0.6%
Bombardier, Inc., (1) 6.75%, 5/1/12	10,650	10,490
Oil & Gas - 0.8%
Compton Petroleum Finance Corp., 7.63%, 12/1/13	9,550	9,431
FIXED INCOME FUNDS       5       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 10.8% – CONTINUED
Oil & Gas - 0.8% – (continued)
OPTI Canada, Inc., (1) 8.25%, 12/15/14	$4,675	$4,745

		14,176

Semiconductors—1.2%
Avago Technologies Finance Pte/Avago Technologies U.S./Avago Technologies Wireless, 10.13%, 12/1/13	12,450	13,259
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Corp., 8.00%, 12/15/14	11,550	8,432

		21,691

Telecommunications—2.1%
Intelsat Bermuda Ltd., 9.25%, 6/15/16	8,650	9,191
Intelsat Ltd., 7.63%, 4/15/12	7,725	6,894
Intelsat Subsidiary Holding Co. Ltd., 8.25%, 1/15/13	4,110	4,172
Nortel Networks Ltd., (1) 10.75%, 7/15/16	16,225	17,929

		38,186

Transportation—0.4%
Kansas City Southern de Mexico S.A. de CV, (1) 7.63%, 12/1/13	6,650	6,633

Total Foreign Issuer Bonds

(Cost $197,393)		196,712

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS—0.0%
IPCS, Inc., Exp. 7/15/10, Strike $5.50 *	1,500	—
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (1) *	2,500	—
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (1) *	2,000	—

Total Warrants

(Cost $10)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT—5.7%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$103,379	$103,379

Total Short-Term Investment

(Cost $103,379)		103,379

Total Investments—98.8%

(Cost $1,796,259)		1,796,566
Other Assets less Liabilities—1.2%		21,658

NET ASSETS - 100.0%		$1,818,224

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT       6       FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD FIXED INCOME FUND (continued)

JUNE 30, 2007 (UNAUDITED)
(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2007, the value of these restricted illiquid securities amounted to approximately $84,805,000 or 4.7% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORECEABLE	COST
SECURITY	DATE	(000S)
Buffalo Thunder Development Authority, 9.38%, 12/15/14	12/8/06-3/20/07	$9,688
Chukchansi Economic Development Authority, 8.00%, 11/15/13	12/2/05-4/18/07	9,196
Galaxy Entertainment Finance Co. Ltd., 9.88%, 12/15/12	12/7/05-11/30/06	12,471
Invista, 9.25%, 5/1/12	4/23/04-4/18/07	13,284
Mueller Water Products Inc., 7.38%, 6/1/17	5/16/07-5/17/07	9,116
Nell AF SARL, 8.38%, 8/15/15	12/1/05-11/30/06	6,801
Packaging Dynamics Finance Corp., 10.00%, 5/1/16	4/13/06-4/12/07	6,105
Realogy Corp., 10.50%, 4/15/14	4/5/07	3,951
12.38%, 4/15/15	4/5/07	981
Residential Capital Corp., 7.19%, 4/17/09	9/29/06	10,047
Rite Aid Corp., 9.38%, 12/15/15	6/1/07	3,745

(3)When-Issued Security
     Federal Tax Information:
     At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,796,259

Gross tax appreciation of investments	$26,753
Gross tax depreciation of investments	(26,446)

Net tax appreciation of investments	$307

FIXED INCOME FUNDS       7       NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 56.7% (1)
Fannie Mae - 30.7%
5.63%, 5/19/11	$6,000	$6,021
5.75%, 2/13/17	4,000	3,971
Pool #555649, 7.50%, 10/1/32	202	211
Pool #869217, 5.47%, 2/1/36	3,107	3,101
Pool #893082, 5.85%, 9/1/36	1,241	1,247
Pool #913312, 5.50%, 4/1/37	5,599	5,401
Pool TBA, (2) 6.50%, 7/15/32	10,282	10,378
5.50%, 7/15/33	4,380	4,224
6.00%, 7/1/37	6,544	6,472

		41,026

Federal Home Loan Bank - 4.8%
5.00%, 10/16/09	6,510	6,471
Freddie Mac - 14.9%
5.25%, 10/6/11	8,175	8,110
5.30%, 1/9/12	6,700	6,649
5.60%, 9/26/13	775	770
Pool #1J0365, 5.93%, 4/1/37	1,988	1,991
Pool #410092, 7.01%, 11/1/24	24	25
Series 2944, Class WD, 5.50%, 11/15/28	2,365	2,346

		19,891

Freddie Mac Gold - 1.4%
Pool #E91020, 5.50%, 8/1/17	1,874	1,853
Small Business Administration - 4.9%
Participation Certificates, Series 2005-20L, Class 1, 5.39%, 12/1/25	1,427	1,403
Participation Certificates, Series 2006-20B, Class 1, 5.35%, 2/1/26	1,347	1,325
Participation Certificates, Series 2006-20D, Class 1, 5.64%, 4/1/26	1,962	1,964
Series 2005-P10B, Class 1, 4.94%, 8/10/15	1,913	1,859

		6,551

Total U.S. Government Agencies

(Cost $76,359)		75,792

U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury Inflation Indexed Notes - 2.2%
3.00%, 7/15/12	2,500	2,928
U.S. Treasury Notes - 7.7%
4.88%, 6/30/09	9,632	9,631
4.75%, 5/31/12	631	626

		10,257

Total U.S. Government Obligations

(Cost $13,192)		13,185

SHORT-TERM INVESTMENT - 51.8%
FHLB Discount Note, 4.87%, 7/2/07	69,329	69,320

Total Short-Term Investment

(Cost $69,320)		69,320

Total Investments - 118.4%

(Cost $158,871)		158,297
Liabilities less Other Assets - (18.4)%		(24,585)

NET ASSETS - 100.0%		$133,712

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	When-Issued Security
Percentages shown are based on Net Assets.
FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$158,871

Gross tax appreciation of investments	$65
Gross tax depreciation of investments	(639)

Net tax depreciation of investments	$(574)

NORTHERN FUNDS QUARTERLY REPORT      2       FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  U.S. GOVERNMENT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 57.2% (1)
Fannie Mae - 36.4%
6.00%, 8/22/16	$7,200	$7,209
5.75%, 2/13/17	4,000	3,971
5.00%, 5/11/17	6,500	6,266
Pool #555649, 7.50%, 10/1/32	330	346
Pool #869217, 5.47%, 2/1/36	3,539	3,532
Pool #893082, 5.85%, 9/1/36	1,360	1,366
Pool #913312, 5.50%, 4/1/37	5,152	4,969
Pool TBA, (2) 6.50%, 7/15/32	11,171	11,276
5.50%, 7/15/33	5,743	5,538
6.00%, 7/1/37	7,121	7,043

		51,516

Federal Home Loan Bank - 2.6%
5.63%, 6/13/16	3,675	3,661
Freddie Mac - 10.9%
5.25%, 10/6/11	2,000	1,984
5.30%, 1/9/12	7,200	7,145
5.60%, 9/26/13	800	795
Pool #1J0365, 5.93%, 4/1/37	2,236	2,240
Pool #410092, 7.01%, 11/1/24	101	103
Series 2944, Class WD, 5.50%, 11/15/28	3,125	3,100

		15,367

Government National Mortgage Association - 0.0%
Pool #268360, 10.00%, 4/15/19	24	27
Pool #270288, 10.00%, 6/15/19	26	28

		55

Small Business Administration - 7.3%
Participation Certificates, Series 2005-20L, Class 1, 5.39%, 12/1/25	1,752	1,723
Participation Certificates, Series 2006-20B, Class 1, 5.35%, 2/1/26	1,636	1,609
Participation Certificates, Series 2006-20D, Class 1, 5.64%, 4/1/26	1,775	1,776
Participation Certificates, Series 2006-20G, Class 1, 6.07%, 7/1/26	2,920	2,971
Series 2005-P10B, Class 1, 4.94%, 8/10/15	2,343	2,277

		10,356

Total U.S. Government Agencies

(Cost $81,599)		80,955

U.S. GOVERNMENT OBLIGATIONS - 25.6%
U.S. Treasury Inflation Indexed Notes - 6.6%
3.00%, 7/15/12	6,500	7,614
2.38%, 1/15/17	1,691	1,691

		9,305

U.S. Treasury Notes - 19.0%
4.88%, 6/30/09	20,082	20,080
4.75%, 5/31/12	6,831	6,778

		26,858

Total U.S. Government Obligations

(Cost $36,150)		36,163
FIXED INCOME FUNDS      1       NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 44.5%
FHLB Discount Note, 4.87%, 7/2/07	$62,872	$62,864

Total Short-Term Investment

(Cost $62,864)		62,864

Total Investments - 127.3%

(Cost $180,613)		179,982
Liabilities less Other Assets – (27.3)%		(38,544)

NET ASSETS - 100.0%		$141,438

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	When-Issued Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$180,613

Gross tax appreciation of investments	$186
Gross tax depreciation of investments	(817)

Net tax depreciation of investments	$(631)

NORTHERN FUNDS QUARTERLY REPORT      2      FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  ARIZONA TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.9%
Arizona - 82.6%
Arizona State Transportation Board Highway Revenue Bonds, 5.00%, 7/1/20	$35	$37
Arizona State Transportation Board Highway Revenue Bonds, Prerefunded, 5.75%, 7/1/09	2,040	2,114
Arizona State University COP, Research Infrastructure Project (AMBAC Insured), 5.00%, 9/1/30	2,000	2,056
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded, 5.50%, 7/1/12	2,160	2,306
Chandler Water & Sewerage Revenue Bonds (MBIA Insured), 7.25%, 7/1/09	240	255
Downtown Phoenix Hotel Corp. Revenue Bonds, Series B (FGIC Insured), 5.00%, 7/1/36	1,500	1,542
Glendale G.O. Bonds, 2.00%, 7/1/18	2,600	2,028
Glendale IDA Revenue Bonds, Series A, Midwestern University, 4.75%, 5/15/08	425	428
Goodyear G.O. Unlimited Bonds (MBIA Insured), 5.00%, 7/1/16	1,300	1,385
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series A, School Improvement — Project 2006 (FSA Insured), 4.50%, 7/1/20	1,000	1,006
Maricopa County School District No. 8 Osborn G.O. Refunding Bonds, Bank Qualified (FGIC Insured), 4.70%, 7/1/14	1,000	1,043
Maricopa County Unified School District No. 80 Chandler Capital Appreciation G.O. Refunding Bonds (FGIC Insured), 5.25%, 7/1/09	1,000	924
Maricopa County Unified School District No. 89 Dysart G.O. Bonds, Series A, School Improvement (FGIC Insured), 4.00%, 7/1/17	150	147
4.50%, 7/1/21	550	549
Maricopa County Unified School District No. 89 Dysart G.O. Bonds, Series B, School Improvement Project of 2002 (FSA Insured), 5.25%, 7/1/15	1,600	1,710
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series B, School Improvement Project 2004 (FSA Insured), 4.00%, 7/1/18	1,250	1,217
Mesa Utilities System Revenue Bonds (FGIC Insured), Prerefunded, 5.00%, 7/1/09	30	31
Northern Arizona University COP, Northern Arizona University Resh Projects (AMBAC Insured), 5.00%, 9/1/26	400	413
Phoenix Civic Improvement Corp. Excise Refunding TRB, Senior Lien, 5.00%, 7/1/13	1,650	1,736
Phoenix Civic Improvement Corp. Excise TRB, Series A, Senior Lien, Municipal Courthouse Project, Prerefunded, 5.75%, 7/1/09	1,325	1,386
Phoenix Civic Improvement Corp. Municipal Facilities Subordinate Excise TRB (FGIC Insured), Prerefunded, 5.75%, 7/1/10	1,000	1,059
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/20	1,000	1,043
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (FGIC Insured), Prerefunded, 6.25%, 7/1/10	1,000	1,074
TAX-EXEMPT FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.9% – CONTINUED
Arizona - 82.6% – (continued)
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (MBIA Insured), 5.00%, 7/1/28	$1,300	$1,342
5.00%, 7/1/29	400	412
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (FGIC Insured), 5.50%, 7/1/17	3,500	3,712
Phoenix G.O. Bonds, 4.50%, 7/1/22	1,000	998
Phoenix G.O. Bonds, Series B, Various Purpose, 5.38%, 7/1/20	1,000	1,058
Phoenix G.O. Refunding Bonds, Series A, 4.50%, 7/1/15	1,500	1,512
Phoenix G.O. Refunding Bonds, Series B, 4.50%, 7/1/20	1,100	1,101
Pima County G.O. Bonds (FSA Insured), 4.00%, 7/1/14	750	749
Pima County Unified School District No. 6 Marana G.O. Refunding Bonds (FGIC Insured), 5.40%, 7/1/14	1,300	1,364
Pima County Unified School District No. 12 Sunnyside G.O. Bonds (FGIC Insured), Prerefunded, 5.75%, 7/1/09	2,000	2,073
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Bonds (FSA Insured), 5.00%, 7/1/22	1,000	1,071
Salt River Project Agricultural Improvement & Power District Electrical Systems Revenue Refunding Bonds, Series C, 4.90%, 1/1/08	470	472
Scottsdale Municipal Property Corp. Excise Refunding TRB, 5.00%, 7/1/18	1,000	1,068
Scottsdale Municipal Property Corp. Excise TRB, 4.50%, 7/1/25	500	493
Scottsdale Preservation Authority Excise TRB (FGIC Insured), Prerefunded, 6.00%, 7/1/08	370	382
Tempe Excise Refunding TRB, 4.50%, 7/1/21	1,345	1,342
Tucson Water Revenue Bonds, Series 2005-B (FSA Insured), 5.00%, 7/1/25	1,590	1,663
Tucson Water Revenue Refunding Bonds (MBIA Insured), 4.00%, 7/1/18	1,000	973

		47,274

Puerto Rico - 11.3%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity, 5.50%, 10/1/20	2,500	2,638
5.50%, 10/1/40	500	526
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured), 5.25%, 7/1/32	2,000	2,221
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series VV (FGIC Insured), 5.25%, 7/1/24	1,000	1,092

		6,477

Total Municipal Bonds

(Cost $52,836)		53,751

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 3.0%
AIM Tax-Free Cash Reserve Portfolio	1,712,492	1,712
Dreyfus Tax-Exempt Cash Management Fund	2,602	3

Total Investment Companies

(Cost $1,715)		1,715
NORTHERN FUNDS QUARTERLY REPORT      2      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  ARIZONA TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 7.2%
Arizona Health Facilities Authority Revenue VRDB, Series B-2, The Terraces Project (Sovereign Bank FSB LOC), 3.73%, 7/5/07	$900	$900
Phoenix IDA Revenue VRDB, Valley of the Sun YMCA Project (Bank of America N.A. LOC), 3.91%, 7/2/07	100	100
Pima County IDA Revenue VRDB, Series A, Senior Living Facilities - La Posada (LaSalle Bank N.A. LOC), 3.73%, 7/5/07	1,000	1,000
Scottsdale IDA Hospital Revenue VRDB, Series C, Scottsdale Healthcare (FSA Insured), 3.73%, 7/4/07	2,100	2,100

Total Short-Term Investments

(Cost $4,100)		4,100

Total Investments - 104.1%

(Cost $58,651)		59,566
Liabilities less Other Assets — (4.1)%		(2,329)

NET ASSETS — 100.0%		$57,237
Percentages shown are based on Net Assets.
At June 30, 2007, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.7%
General	10.2
General Obligation	14.8
Higher Education	8.7
Medical	5.0
Obligation	5.3
School District	18.7
Transportation	7.3
Utilities	5.2
Water	10.7
All other sectors less than 5%	7.4

Total	100.0%
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$58,651

Gross tax appreciation of investments	$1,313
Gross tax depreciation of investments	(398)

Net tax appreciation of investments	$915

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
FSB — Federal Savings Bank
G.O. — General Obligation
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Municipal Bond Insurance Association
TRB — Tax Revenue Bonds
VRDB — Variable Rate Demand Bonds
TAX-EXEMPT FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 76.4%
California - 74.0%
Antelope Valley Union High School District Capital Appreciation G.O. Bonds, Series B, Election 2002 (MBIA Insured), 0.00%, 8/1/29	$3,500	$1,214
Arcade Water District Revenue COP (FGIC Insured), Prerefunded, 5.00%, 11/1/07	1,000	1,024
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	3,000	3,152
Beverly Hills PFA Lease Revenue Bonds, Capital Improvement Project, 4.50%, 6/1/28	1,000	951
California Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.25%, 11/15/46	2,500	2,575
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/13	1,000	1,041
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (FGIC Insured), Escrowed to Maturity, 5.00%, 7/1/25	500	541
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,023
California State G.O. Bonds (FGIC Insured), 4.75%, 2/1/19	85	86
California State G.O. Bonds (FGIC Insured), Prerefunded, 4.75%, 2/1/09	915	938
California State G.O. Bonds, 5.00%, 2/1/20	710	730
California State G.O. Bonds, Prerefunded, 5.00%, 2/1/12	140	146
California State G.O. Refunding Bonds (MBIA Insured), 4.00%, 12/1/19	1,970	1,903
California State G.O. Refunding Bonds, 4.00%, 12/1/18	700	676
5.00%, 9/1/20	2,055	2,142
5.00%, 3/1/21	1,500	1,550
5.00%, 8/1/22	920	950
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,350	1,422
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,632
California State Public Works Board Lease Revenue Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,080
California State Various Purpose G.O. Bonds, 5.00%, 12/1/21	2,000	2,079
5.25%, 11/1/24	1,000	1,049
4.75%, 3/1/34	1,000	992
5.00%, 6/1/37	3,000	3,063
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (MBIA Insured), 5.50%, 8/15/12	4,030	4,206
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.00%, 8/1/12	1,775	1,830
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Colld. by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,204
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Colld. by FNMA), Escrowed to Maturity, 6.88%, 10/1/11	950	1,058
TAX-EXEMPT FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 76.4% – CONTINUED
California - 74.0% – (continued)
East Bay Regional Park District G.O. Refunding Bonds, 5.00%, 9/1/17	$250	$254
Escondido Union School District G.O. Refunding Bonds, Series B (FGIC Insured), 4.50%, 8/1/25	1,000	973
Fremont-Newark Community College District G.O. Bonds, Series A (MBIA Insured), 5.38%, 8/1/18	1,350	1,429
5.38%, 8/1/19	625	662
Glendale Unified School District G.O. Bonds, Series D (MBIA Insured), 5.38%, 9/1/18	1,000	1,051
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	1,000	1,029
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity, 5.00%, 6/1/10	2,000	2,060
Imperial Irrigation District COP, Electric Systems Project, 6.50%, 11/1/07	1,030	1,039
Industry Public Facilities Authority Tax Allocation Revenue Bonds (MBIA Insured), 3.75%, 5/1/15	1,000	980
4.00%, 5/1/16	500	497
4.00%, 5/1/20	500	480
Los Angeles Community College District G.O. Bonds, Series E, 2003 Election (FSA Insured), 5.00%, 8/1/17	300	320
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Series A, 2nd Senior (FSA Insured), 4.50%, 7/1/30	750	713
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,250	1,276
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded, 4.75%, 7/1/09	$850	$875
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	1,300	1,341
Los Angeles Unified School District G.O. Revenue Refunding Bonds, Series A-2 (FGIC Insured), 4.50%, 7/1/23	2,000	1,975
Lucia Mar Unified School District G.O. Refunding Bonds (FGIC Insured), 5.25%, 8/1/22	1,300	1,425
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, Prerefunded, 5.50%, 7/1/09	1,350	1,409
Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured), 5.25%, 11/1/18	1,000	1,073
Newark Unified School District Capital Appreciation G.O. Bonds, Series D, Election of 1997 (FSA Insured), 0.00%, 8/1/24	2,430	1,091
Orange County Water District COP, Series B (MBIA Insured), 5.38%, 8/15/18	1,000	1,061
Palomar Community College District G.O. Bonds, Series A, Election of 2006 (FSA Insured), 4.50%, 5/1/25	1,500	1,475
Poway Unified School District Public Financing Authority Special TRB (AMBAC Insured), 5.00%, 9/15/31	1,000	1,030
Ross Elementary School District G.O. Bonds, Election 2006 (MBIA Insured), 5.25%, 8/1/27	455	485
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	915	916
NORTHERN FUNDS QUARTERLY REPORT      2      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 76.4% – CONTINUED
California - 74.0% – (continued)
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured), 4.75%, 5/1/15	$500	$507
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series Issue 32F (FGIC Insured), 5.00%, 5/1/15	775	824
San Francisco City & County G.O. Bonds, Series A, Educational Facilities Community College Project, Prerefunded, 5.75%, 6/15/08	700	727
San Gabriel Unified School District G.O. Bonds, Series A (FSA Insured), 5.38%, 8/1/18	180	191
San Joaquin County COP, County Administration Building (MBIA Insured), 4.75%, 11/15/33	1,000	990
San Jose Airport Revenue Bonds, Series A (FGIC Insured), 5.25%, 3/1/16	1,000	1,038
San Juan Unified School District G.O. Bonds, Election of 2002 (FGIC Insured), 5.00%, 8/1/25	925	961
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity, 0.00%, 7/1/11	1,000	853
San Mateo County Community College District G.O. Bonds, Series A, Election of 2001 (FGIC Insured), 5.00%, 9/1/21	1,000	1,039
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded, 5.00%, 6/1/10	575	587
Santa Rosa Wastewater Revenue Refunding Bonds, Series A, Subregional Wastewater Project (FGIC Insured), Prerefunded, 4.75%, 9/1/07	1,000	1,007
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project, 0.00%, 7/1/14	1,000	741
Southern California Public Power Authority Power Project Revenue Bonds, 6.75%, 7/1/12	2,100	2,348
University of California Regents Medical Center Revenue Bonds, Series A (MBIA Insured), 4.50%, 5/15/24	1,250	1,220
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured), 4.75%, 5/15/26	1,900	1,912
University of California Revenue Bonds, Series B, Limited Project, 4.75%, 5/15/38	1,750	1,733
University of California Revenue Bonds, Series C (MBIA Insured), 4.75%, 5/15/31	2,000	2,012
Washington Township Healthcare District Revenue Bonds, 4.50%, 7/1/07	1,005	1,005
5.00%, 7/1/09	250	255

		90,126

Puerto Rico - 1.8%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured), 5.25%, 7/1/32	1,000	1,111
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series VV (FGIC Insured), 5.25%, 7/1/24	1,000	1,092

		2,203

TAX-EXEMPT FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 76.4% – CONTINUED
Virgin Islands - 0.6%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	$705	$717

Total Municipal Bonds

(Cost $92,186)		93,046

SHORT-TERM INVESTMENTS - 21.9%
Bay Area Toll Authority Revenue VRDB, Series C, San Francisco Bay Area (AMBAC Insured), 3.59%, 7/5/07	900	900
California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC), 3.69%, 7/4/07	100	100
California Infrastructure & Economic Development Bank Revenue VRDB, Series B, J Paul Getty Trust, 3.82%, 7/2/07	300	300
California Pollution Control Financing Authority PCR Refunding VRDB (Bank One N.A. LOC), 3.84%, 7/2/07	1,100	1,100
California Pollution Control Financing Authority PCR Refunding VRDB, Series C, Pacific Gas & Electric (JP Morgan Chase Bank LOC), 3.88%, 7/2/07	800	800
California State Department of Water Resources Power Supply Revenue VRDB, Series B-1 (Bank Of New York LOC), 3.79%, 7/2/07	3,000	3,000
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC), 3.83%, 7/2/07	900	900
California State Department of Water Resources Power Supply Revenue VRDB, Series C-4 (JPMorgan Chase Bank LOC), 3.63%, 7/5/07	900	900
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC), 3.69%, 7/5/07	1,000	1,000
California State Department of Water Resources Power Supply VRDB, Series C-7 (FSA Insured), 3.65%, 7/5/07	6,050	6,050
California State Economic Recovery Revenue VRDB, Series C-8 (Lloyds TSB Bank PLC LOC), 3.85%, 7/2/07	1,600	1,600
California State Economic Recovery Revenue VRDB, Series C-16 (FSA ST Gtd.), 3.71%, 7/4/07	400	400
California State G.O. VRDB, Series B-4 (BNP Paribas LOC), 3.65%, 7/4/07	800	800
California State G.O. VRDB, Series B - Subseries B-6 (KBC Bank N.V. LOC), 3.88%, 7/2/07	200	200
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC), 3.66%, 7/4/07	1,200	1,200
California Statewide Communities Development Authority VRDB, Series L, 3.75%, 7/4/07	2,000	2,000
Irvine Improvement Act 1915 Limited Obligation Special Assessment VRDB, Assessment District No. 93-14 (Bank of America N.A. LOC), 3.80%, 7/2/07	200	200
Los Angeles Convention & Exhibit Center Authority Lease Revenue Refunding VRDB, Series D (AMBAC Insured), 3.65%, 7/4/07	200	200
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1, 3.75%, 7/5/07	3,050	3,050
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series C1, 3.62%, 7/5/07	15	15
NORTHERN FUNDS QUARTERLY REPORT      4      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 21.9% – CONTINUED
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B, 3.63%, 7/5/07	$200	$200
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-3, 3.82%, 7/2/07	300	300
Orange County Sanitation District COP VRDB, 3.85%, 7/2/07	200	200
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC), 3.69%, 7/4/07	200	200
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series B, Housing – Bayside Village Project (Bank One Arizona N.A. LOC), 3.69%, 7/4/07	1,000	1,000

Total Short-Term Investments

(Cost $26,615)		26,615

Total Investments - 98.3%

(Cost $118,801)		119,661
Other Assets less Liabilities - 1.7%		2,098

NET ASSETS - 100.0%		$121,759
Percentages shown are based on Net Assets.
At June 30, 2007, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	6.3%
General Obligation	17.9
Higher Education	12.8
Medical	7.6
Power	14.2
School District	7.8
Utilities	5.3
Water	5.9
All other sectors less than 5%	22.2

Total	100.0%
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$118,801

Gross tax appreciation of investments	$1,847
Gross tax depreciation of investments	(987)

Net tax appreciation of investments	$860

TAX-EXEMPT FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
ACA — American Capital Access
AMBAC — American Municipal Bond Assurance Corporation
Colld. — Collateralized
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FNMA — Fannie Mae
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
G.O. — General Obligation
Gtd. — Guaranteed
LOC — Letter of Credit
MBIA — Municipal Bond Insurance Association
PCR — Pollution Control Revenue
PFA — Public Finance Authority
SFM — Single Family Mortgage
TRB — Tax Revenue Bonds
TSB — Trustee Saving Bank
VRDB — Variable Rate Demand Bonds
NORTHERN FUNDS QUARTERLY REPORT      6      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 96.0%
California - 86.7%
Alameda County Unified School District Capital Appreciation G.O. Bonds, Series A (FSA Insured), 0.00%, 8/1/29	$2,000	$691
Alameda County Water District Revenue Refunding Bonds (MBIA Insured), 4.75%, 6/1/20	2,000	2,017
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,000	2,052
Anaheim PFA Tax Allocation Revenue Bonds, Series A, Redevelopment Project (MBIA Insured), 5.25%, 2/1/18	250	255
Anaheim Union High School District Capital Appreciation G.O. Bonds, Election 2002 (MBIA Insured), 0.00%, 8/1/28	575	209
Arcadia Unified School District Capital Appreciation G.O. Bonds, Series A, Election 2006 (FSA Insured), 0.00%, 8/1/25	2,710	1,103
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University, 6.00%, 9/1/31	2,000	2,095
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	3,000	3,152
Beverly Hills PFA Lease Revenue Bonds, Capital Improvement Project, 4.50%, 6/1/28	1,000	952
California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (MBIA Insured), Prerefunded, 0.00%, 10/1/09	4,435	1,231
0.00%, 10/1/09	3,435	837
California Educational Facilities Authority Revenue Bonds, University of the Pacific, 5.00%, 11/1/30	1,500	1,532
California Health Facilities Finance Authority Revenue Bonds, Series A, Cedars-Sinai Medical Center, Prerefunded, 6.13%, 12/1/09	3,350	3,566
California Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.25%, 11/15/46	2,500	2,575
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges — First Lien (AMBAC Insured), Prerefunded, 5.13%, 7/1/26	1,000	1,098
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (FGIC Insured), Escrowed to Maturity, 5.00%, 7/1/25	1,500	1,623
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	256
California State G.O. Bonds, 5.00%, 2/1/20	840	864
5.13%, 6/1/24	25	26
California State G.O. Bonds, Prerefunded, 5.13%, 6/1/11	1,975	2,066
5.00%, 2/1/12	160	167
California State G.O. Refunding Bonds (FGIC Insured), 4.75%, 2/1/29	1,000	1,001
California State G.O. Refunding Bonds (MBIA Insured), 4.25%, 8/1/33	1,000	914
California State G.O. Refunding Bonds, 4.00%, 10/1/17	1,000	975
4.38%, 10/1/17	1,390	1,392
4.00%, 12/1/18	3,700	3,575
5.00%, 9/1/20	650	678
5.00%, 3/1/21	1,000	1,033
5.00%, 8/1/22	500	516
TAX-EXEMPT FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 96.0% – CONTINUED
California - 86.7% – (continued)
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	$1,000	$1,012
California State Public Works Board Lease Revenue Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	500	520
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (MBIA Insured), Prerefunded, 5.50%, 10/1/12	500	538
5.50%, 10/1/12	500	538
California State Various Purpose G.O. Bonds, 4.75%, 3/1/34	1,000	992
5.00%, 6/1/37	4,500	4,595
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.63%, 8/1/34	1,000	1,044
Dry Creek Joint Elementary School District Capital Appreciation G.O. Bonds, Series A (FSA Insured), 0.00%, 8/1/09	400	369
East Bay Municipal Utilities District Water System Revenue Bonds (MBIA Insured), Prerefunded, 5.00%, 6/1/11	1,000	1,041
East Bay Regional Park District G.O. Refunding Bonds, 5.00%, 9/1/17	2,250	2,282
Escondido Union School District G.O. Refunding Bonds, Series B (FGIC Insured), 4.50%, 8/1/25	1,000	973
Folsom G.O. Bonds, Series D, School Facilities Project (FGIC Insured), 5.70%, 8/1/13	200	204
Fremont-Newark Community College District G.O. Bonds, Series A (MBIA Insured), 5.38%, 8/1/19	750	794
Glendale Unified School District G.O. Bonds, Series D (MBIA Insured), 5.38%, 9/1/18	665	699
Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.38%, 6/1/10	2,220	2,309
5.63%, 6/1/13	2,000	2,172
Huntington Beach Unified High School District G.O. Bonds, Election 2004 (FSA Insured), 5.00%, 8/1/29	1,155	1,192
Imperial Irrigation District COP, Electric Systems Project, 6.50%, 11/1/07	825	832
Imperial Irrigation District Refunding COP, Electric Systems Project (MBIA Insured), 5.20%, 11/1/09	175	179
Industry Public Facilities Authority Tax Allocation Revenue Bonds (MBIA Insured), 4.00%, 5/1/16	1,000	993
Lemoore Union High School District G.O. Bonds (AMBAC Insured), 6.00%, 1/1/12	200	217
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Series A, 2nd Senior (FSA Insured), 4.50%, 7/1/30	1,250	1,189
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,750	1,786
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded, 4.75%, 7/1/09	1,150	1,184
NORTHERN FUNDS QUARTERLY REPORT      2      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  CALIFORNIA TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 96.0% – CONTINUED
California - 86.7% – (continued)
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	$1,500	$1,547
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	35	42
Los Angeles Unified School District G.O. Revenue Refunding Bonds, Series A-2 (FGIC Insured), 4.50%, 7/1/23	1,000	988
Lucia Mar Unified School District G.O. Refunding Bonds (FGIC Insured), 5.25%, 8/1/22	700	768
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects, 5.30%, 7/1/22	1,655	1,656
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured), 5.00%, 6/1/24	1,025	1,072
Natomas Unified School District G.O. Bonds, Series B, Election 2002 (FGIC Insured), 5.00%, 9/1/27	1,000	1,033
New Haven Unified School District G.O. Refunding Bonds (FSA Insured), 5.75%, 8/1/20	320	345
Palomar Community College District G.O. Bonds, Series A, Election of 2006 (FSA Insured), 4.50%, 5/1/25	1,250	1,229
Perris Unified High School District Capital Appreciation G.O. Bonds, Series B (FGIC Insured), 0.00%, 9/1/26	1,000	410
Poway Unified School District Public Financing Authority Special TRB (AMBAC Insured), 5.00%, 9/15/31	1,000	1,030
Rio Hondo Community College District G.O. Bonds, Series A, School Facilities Construction & Improvement (MBIA Insured), Prerefunded, 5.25%, 8/1/14	2,000	2,157
Ross Elementary School District G.O. Bonds, Election 2006 (MBIA Insured), 5.25%, 8/1/27	850	906
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	305	305
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured), 4.75%, 5/1/15	1,000	1,015
San Francisco City & County G.O. Bonds, Series A, Educational Facilities Community College Project, Prerefunded, 5.75%, 6/15/08	1,200	1,246
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	4,250	4,396
San Gabriel Unified School District G.O. Bonds, Series A (FSA Insured), 5.38%, 8/1/19	200	212
5.38%, 8/1/20	225	238
San Joaquin County COP, County Administration Building (MBIA Insured), 4.75%, 11/15/33	1,000	990
San Jose Airport Revenue Bonds, Series A (FGIC Insured), 5.25%, 3/1/16	440	457
San Jose G.O. Bonds, Libraries & Public Safety Project, 4.25%, 9/1/23	770	743
San Jose Unified School District Santa Clara County G.O. Bonds, Series A (FSA Insured), 5.38%, 8/1/19	500	529
San Juan Unified School District G.O. Bonds, Election of 2002 (FGIC Insured), 5.00%, 8/1/25	1,000	1,038
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded, 4.50%, 6/1/10	1,225	1,244
5.00%, 6/1/10	500	510
TAX-EXEMPT FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 96.0% – CONTINUED
California - 86.7% – (continued)
Santa Margarita-Dana Point Authority Revenue Bonds, Series B, California Improvements Districts 3, 3a, 4, & 4a (MBIA Insured), 7.25%, 8/1/09	$1,150	$1,229
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (FGIC Insured), 5.25%, 9/1/16	35	37
Santa Rosa Wastewater Revenue Refunding Bonds, Series A, Subregional Wastewater Project (FGIC Insured), Prerefunded, 4.75%, 9/1/07	200	201
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	532
University of California Regents Medical Center Revenue Bonds, Series A (MBIA Insured), 4.50%, 5/15/24	1,000	976
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured), 4.75%, 5/15/26	1,000	1,006
University of California Revenue Bonds, Series B, Limited Project, 4.75%, 5/15/38	2,525	2,501
University of California Revenue Bonds, Series C (MBIA Insured), 4.75%, 5/15/31	1,000	1,006
University of California Revenue Bonds, Series J (FSA Insured), 4.50%, 5/15/26	2,505	2,440
Vista Unified School District G.O. Bonds, Series A (FSA Insured), 5.38%, 8/1/16	100	106
5.38%, 8/1/17	190	201
Walnut Valley Unified School District G.O. Refunding Bonds, Series A (MBIA Insured), 7.20%, 2/1/16	1,000	1,149
Washington Township Healthcare District Revenue Bonds, 5.00%, 7/1/09	405	412
5.00%, 7/1/11	500	512
5.00%, 7/1/12	1,270	1,297
West Kern Community College District Capital Appreciation G.O. Bonds, Series B, Election 2004 (XLCA Insured), 0.00%, 11/1/21	1,280	639

		106,455

Puerto Rico - 8.4%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series B (MBIA Insured), Prerefunded, 5.75%, 7/1/10	1,600	1,697
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured), 5.25%, 7/1/32	2,000	2,220
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity, 5.50%, 10/1/40	4,000	4,210
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured), 5.00%, 7/1/14	1,000	1,059
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series VV (FGIC Insured), 5.25%, 7/1/24	1,000	1,092

		10,278

Virgin Islands — 0.9%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	1,050	1,068

Total Municipal Bonds

(Cost $115,187)		117,801

SHORT-TERM INVESTMENTS - 2.9%
Bay Area Toll Authority Revenue VRDB, Series C, San Francisco Bay Area (AMBAC Insured), 3.59%, 7/5/07	400	400
California Pollution Control Financing Authority PCR Refunding VRDB (Bank One N.A. LOC), 3.84%, 7/2/07	100	100
NORTHERN FUNDS QUARTERLY REPORT      4      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  CALIFORNIA TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 2.9% – CONTINUED
California Pollution Control Financing Authority PCR Refunding VRDB, Series C, Pacific Gas & Electric (JP Morgan Chase Bank LOC), 3.88%, 7/2/07	$550	$550
California State Department of Water Resources Power Supply Revenue VRDB, Series B-1 (Bank Of New York LOC), 3.79%, 7/2/07	200	200
California State Economic Recovery Revenue VRDB, Series C-4, 3.81%, 7/2/07	200	200
California State Economic Recovery Revenue VRDB, Series C-8 (Lloyds TSB Bank PLC LOC), 3.85%, 7/2/07	800	800
Los Angeles Convention & Exhibit Center Authority Lease Revenue Refunding VRDB, Series D (AMBAC Insured), 3.65%, 7/4/07	500	500
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B, 3.63%, 7/5/07	200	200
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-3, 3.82%, 7/2/07	100	100
Orange County Sanitation District COP VRDB, 3.85%, 7/2/07	100	100
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series B, Housing - Bayside Village Project (Bank One Arizona N.A. LOC), 3.69%, 7/4/07	400	400

Total Short-Term Investments

(Cost $3,550)		3,550

Total Investments - 98.9%

(Cost $118,737)		121,351
Other Assets less Liabilities - 1.1%		1,376

NET ASSETS - 100.0%		$122,727
Percentages shown are based on Net Assets.
At June 30, 2007, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.7%
General	5.4
General Obligation	19.8
Higher Education	15.4
Medical	7.3
Power	5.8
School District	11.0
Transportation	8.5
All other sectors less than 5%	21.1

Total	100.0%
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$118,737
Gross tax appreciation of investments	$3,733
Gross tax depreciation of investments	(1,119)

Net tax appreciation of investments	$2,614

TAX-EXEMPT FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
ACA — American Capital Access
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
G.O. — General Obligation
LOC — Letter of Credit
MBIA — Municipal Bond Insurance Association
PCR — Pollution Control Revenue
PFA — Public Finance Authority
TRB — Tax Revenue Bonds
TSB — Trustee Saving Bank
VRDB — Variable Rate Demand Bonds
XLCA — XL Capital Assurance
NORTHERN FUNDS QUARTERLY REPORT      6      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9%
Alabama - 0.6%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project, 5.75%, 9/1/28	$1,000	$1,022
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, 6.13%, 12/1/24	1,000	1,073

		2,095

Alaska - 0.4%
Alaska Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home and Family Service, Inc. Project, 5.88%, 12/1/27	1,500	1,516
Arizona - 2.7%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project, 5.20%, 10/1/37	2,000	1,964
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded, 6.88%, 12/1/10	1,000	1,110
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co., 7.13%, 10/1/32	1,000	1,026
Glendale IDA Revenue Refunding Bonds, Midwestern University, 5.00%, 5/15/31	2,000	2,046
Navajo County IDA Revenue Bonds (AMT), Stone Container Corp. Project, 7.40%, 4/1/26	2,300	2,333
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life, 6.25%, 8/15/20	500	514
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center, 6.00%, 8/1/33	500	526

		9,519

Arkansas - 1.3%
Independence County PCR Refunding Bonds, Entergy Ark, Inc. Project, 5.00%, 1/1/21	3,770	3,812
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB, 7.38%, 8/1/15	500	569

		4,381

California - 8.0%
California Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	990	1,003
5.00%, 12/1/36	2,000	2,005
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/34	3,000	3,016
California Pollution Control Financing Authority Solid Waste Disposal PCR Refunding Bonds, Series A (AMT), USA Waste Services, Inc., 5.10%, Mandatory Put 6/1/08	2,300	2,317
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	500	544
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections, 5.50%, 6/1/15	1,000	1,079
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,009
Golden State Tobacco Securitization Corp. Settlement Revenue Bonds, Series A-1, Asset-Backed Senior, 5.13%, 6/1/47	3,000	2,909
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,000	2,018
TAX-EXEMPT FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
California - 8.0% — (continued)
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded, 7.88%, 6/1/13	$500	$601
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.50%, 6/1/13	1,000	1,078
Irvine Unified School District Financing Authority Special Tax Bonds, Series A, 5.13%, 9/1/36	2,000	1,996
Laguna Beach Unified School District G.O. Bonds, Election of 2001 (FSA Insured), 5.00%, 8/1/28	1,000	1,027
Northstar Community Services District No. 1 Special Tax Bonds, 5.55%, 9/1/36	1,400	1,425
Northstar Community Services District Special Tax Bonds, 5.00%, 9/1/37	3,000	2,940
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Series A1-SNR, 5.00%, 6/1/37	2,000	1,908

		27,875

Colorado - 2.1%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	500	555
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds, 5.85%, 12/1/26	2,000	2,032
5.95%, 12/1/36	2,000	2,030
Prairie Center Metropolitan District No. 3 Property Tax Supported Primary G.O. Limited Bonds, Series A, 5.40%, 12/15/31	2,700	2,710

		7,327

Connecticut - 0.3%
Connecticut State Development Authority PCR Refunding Bonds, Series B (AMT), Connecticut Light & Power, 5.95%, 9/1/28	1,000	1,035
District of Columbia - 0.1%
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue, 6.00%, 1/1/20	400	406
Florida - 11.1%
Belmont Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.13%, 11/1/14	2,000	1,968
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	3,430	3,968
Capital Projects Finance Authority Continuing Care Retirement Community Revenue Bonds, Series A, The Glenridge on Palmer Ranch Project, Prerefunded, 8.00%, 6/1/12	750	878
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, 5.75%, 1/1/32	525	544
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	400	420
Gateway Services Community Development District Special Assessment Bonds, Series B, Sun City Center — Fort Meyers Project, 5.50%, 5/1/10	400	401
Halifax Hospital Medical Center Refunding & Improvement Revenue Bonds, Series A, 5.38%, 6/1/46	2,000	2,037
Heritage Harbor South Community Development District Capital Improvement Special Assessment Bonds, Series B, 5.40%, 11/1/08	5	5
NORTHERN FUNDS QUARTERLY REPORT     2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Florida - 11.1% — (continued)
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded, 6.00%, 11/15/11	$1,250	$1,355
Hillsborough County IDA PCR Refunding Bonds (AMT), Tampa Electric Company, 4.25%, Mandatory Put 8/1/07	1,600	1,600
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A, 5.90%, 5/1/35	975	997
Lee County IDA IDR Bonds, Series A, Lee County Community Charter Foundation, 5.25%, 6/15/27	2,000	1,956
5.38%, 6/15/37	3,000	2,926
Miami Beach Health Facilities Authority Revenue Refunding Bonds, Mount Sinai Medical Center, 6.75%, 11/15/29	1,000	1,109
Midtown Miami Community Development District Special Assessment Bonds, Series A, 6.25%, 5/1/37	1,000	1,066
Old Palm Community Development District Special Assessment Bonds, Series B, Palm Beach Gardens, 5.38%, 5/1/14	975	972
Orange County Health Facilities Authority Revenue Bonds, Orlando Regional Healthcare, 5.13%, 11/15/39	1,000	1,009
Palm Glades Community Development District Special Assessment Bonds, Series B, 4.85%, 5/1/11	1,700	1,658
Poinciana Community Development District Special Assessment Bonds, Series A, 7.13%, 5/1/31	400	421
Reunion East Community Development District Special Assessment Bonds, 5.80%, 5/1/36	1,000	1,019
Florida - 11.1% — (continued)
Reunion West Community Development District Special Assessment Bonds, 6.25%, 5/1/36	990	1,028
South Village Community Development District Capital Improvement Revenue Bonds, Series A, 5.70%, 5/1/35	970	977
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10	310	311
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.00%, 5/1/15	2,475	2,417
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project, 5.00%, 11/1/12	2,000	1,971
Watergrass Community Development District Special Assessment Revenue Bonds, Series B, Watergrass Development, 4.88%, 11/1/10	1,670	1,650
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure, 6.00%, 5/1/23	2,335	2,419
Winter Garden Village at Fowler Groves Community Development District Special Assessment Bonds, 5.65%, 5/1/37	1,500	1,542

		38,624

Georgia - 2.6%
Atlanta Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/1/31	1,235	1,240
Chatham County Hospital Authority Revenue Bonds, Series A, Memorial Health University Medical Center, Inc., 5.50%, 1/1/34	3,000	3,074
TAX-EXEMPT FIXED INCOME FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Georgia - 2.6% — (continued)
Georgia State G.O. Bonds, Series D, Prerefunded, 5.75%, 10/1/10	$705	$745
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded, 6.00%, 9/1/14	3,500	3,932

		8,991

Idaho - 0.9%
Madison County Hospital Revenue COP, 5.25%, 9/1/26	1,500	1,519
5.25%, 9/1/30	1,500	1,514

		3,033

Illinois - 6.6%
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded, 6.00%, 5/15/11	500	540
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.25%, 5/1/12	750	828
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology, 5.00%, 4/1/20	3,000	3,040
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project, 6.00%, 5/15/37	1,250	1,294
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project, 5.75%, 5/15/38	1,600	1,643
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project, 6.25%, 11/15/35	3,000	3,137
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Project, 5.88%, 2/15/38	1,500	1,544
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project, 5.00%, 12/1/36	$2,500	$2,516
Illinois Finance Authority Student Housing Revenue Bonds, Series A, MJH Education Assistance IV, 5.13%, 6/1/35	2,000	2,029
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund, 5.25%, 5/1/34	4,500	4,551
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,094
Illinois Health Facilities Authority Revenue Bonds, Series A, Lutheran Senior Ministries Obligation, Prerefunded, 7.38%, 8/15/11	500	567

		22,783

Indiana - 2.7%
Delaware County Hospital Authority Revenue Bonds, Cardinal Health Systems Obligation Group, 5.13%, 8/1/29	2,000	2,001
Indiana Development Finance Authority Environmental Revenue Refunding Bonds, USX Corp. Project, 5.25%, Mandatory Put 12/2/11	1,000	1,049
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana, 5.50%, 3/1/37	2,000	2,024
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana, 6.38%, 8/1/31	500	533
6.00%, 3/1/34	1,000	1,057
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33	750	770
NORTHERN FUNDS QUARTERLY REPORT     4     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Indiana - 2.7% — (continued)
Petersburg PCR Bonds (AMT), Indianapolis Power & Light, 6.38%, 11/1/29	$1,000	$1,073
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., (1) 5.75%, 9/1/42	1,000	1,005

		9,512

Iowa - 5.0%
Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded, 7.25%, 11/15/09	500	542
Bremer County Retirement Facility Revenue Bonds, Series A, Bartels Lutheran Home Project, 5.13%, 11/15/20	400	400
5.38%, 11/15/27	750	754
Coralville COP, Series D, 5.25%, 6/1/26	2,200	2,264
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project, 5.63%, 12/1/45	5,000	4,881
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities, 5.55%, 10/1/37	3,000	3,055
Iowa Higher Education Loan Authority Revenue Refunding Bonds, Grand View College Project, 5.10%, 10/1/36	2,500	2,527
Washington County Hospital Revenue Bonds, Washington County Hospital Project, 5.38%, 7/1/26	1,525	1,541
5.50%, 7/1/32	1,275	1,290

		17,254

Kansas - 0.5%
Olathe Senior Living Facility Revenue Bonds, Series A, Aberdeen Village, Inc., Prerefunded, 8.00%, 5/15/10	500	562
Kansas - 0.5% — (continued)
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Series B, Sales Tax Second Lien, 5.00%, 12/1/20	1,000	1,027

		1,589

Louisiana - 2.0%
Parish of St. John Baptist Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	5,000	5,040
Plaquemines Port Harbor & Terminal District Revenue Refunding Bonds, Series B, Electro-Coal Tranfer Corp. Project, 5.00%, 9/1/07	2,000	2,003

		7,043

Maine - 0.3%
Maine Finance Authority Solid Waste Recycling Facilities Revenue Bonds, (AMT), Great Northern Paper Project, Bowater Inc., 7.75%, 10/1/22	1,000	1,003
Maryland - 2.6%
Annapolis Special Obligation Revenue Bonds, Series A, Park Place Project, 5.35%, 7/1/34	1,000	1,015
Anne Arundel County Special Obligation Bonds, National Business Park Project, Prerefunded, 7.38%, 7/1/10	500	550
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School, 6.00%, 5/1/35	1,000	1,055
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,080
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, King Farm Presbyterian Community, 5.30%, 1/1/37	1,000	1,007
TAX-EXEMPT FIXED INCOME FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Maryland - 2.6% — (continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded, 6.00%, 4/1/13	$1,000	$1,105
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Washington Christian Academy, 5.50%, 7/1/38	1,170	1,168
Prince Georges County Special Obligation Bonds, National Harbor Project, 5.20%, 7/1/34	1,000	993
Westminster Educational Facilities Revenue Bonds, McDaniel College, Inc., 5.00%, 11/1/31	1,000	1,010

		8,983

Massachusetts - 2.0%
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College, 5.70%, 10/1/34	1,000	1,041
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded, 8.25%, 12/1/10	500	571
Massachusetts State Development Finance Agency Revenue Bonds (AMT), Waste Management Project, 5.50%, Mandatory Put 5/1/14	1,000	1,042
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Northern Berkshire Health System, 6.38%, 7/1/34	1,000	1,051
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Northern Berkshire Health System, 6.38%, 7/1/34	500	526
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series D, Milton Hospital, 5.25%, 7/1/30	2,150	2,163
Massachusetts - 2.0% — (continued)
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System (G.O. of Institution), 6.25%, 10/1/31	500	534

		6,928

Michigan - 2.2%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center, 6.00%, 7/1/20	1,000	1,039
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds (AMT), Dow Chemical Project, 5.50%, Mandatory Put 6/1/13	3,825	3,997
Michigan Strategic Fund PCR Refunding Bonds, General Motors Corp., 6.20%, 9/1/20	2,500	2,532

		7,568

Minnesota - 0.8%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	811
St. Paul Housing & Redevelopment Authority Revenue Bonds, Series A, Rossy & Richard Shaller Sholom Home East Inc., 5.25%, 10/1/42	2,000	1,968

		2,779

Mississippi - 1.4%
Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series B, Weyerhaeuser Co. Project, 6.70%, 4/1/22	1,000	1,168
Mississippi Business Finance Corp. PCR Refunding Bonds, Systems Energy Resources, Inc. Project, 5.90%, 5/1/22	630	632
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (FGIC Insured), 5.00%, 1/1/16	3,000	3,165

		4,965

NORTHERN FUNDS QUARTERLY REPORT     6     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Nevada - 0.9%
Henderson Healthcare Facility Revenue Bonds, Series B, Catholic Healthcare West, 5.25%, 7/1/31	$3,000	$3,073
New Hampshire - 0.1%
New Hampshire Business Finance Authority PCR Refunding Bonds, Series D (AMT), Public Service Co. of New Hampshire, 6.00%, 5/1/21	500	517
New Jersey - 2.2%
Middlesex County Improvement Authority Revenue Bonds, Series A, George Street Student Housing Project, 5.00%, 8/15/35	1,000	1,026
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/34	1,000	1,055
New Jersey Economic Development Authority Revenue Bonds, Series A, First Mortgage-Lions Gate Project, 5.88%, 1/1/37	1,000	1,026
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series A, Capital Health Systems Obligation Group, 5.38%, 7/1/33	1,000	1,026
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University, 6.00%, 7/1/25	1,000	1,076
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	571
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A, 4.75%, 6/1/34	2,000	1,835

		7,615

New York - 4.3%
Long Island Power Authority Electric Systems Revenue Bonds, Series B, 5.25%, 12/1/14	3,000	3,213
New York - 4.3% — (continued)
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), 5.25%, 11/15/14	1,695	1,824
Monroe County IDA Civic Facilities Revenue Refunding Bonds, Highland Hospital Rochester, 5.00%, 8/1/22	1,000	1,012
New York City G.O. Bonds, Series B, 6.50%, 8/15/09	1,500	1,577
New York City IDA Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project, 5.50%, 1/1/24	1,000	1,051
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured, 5.00%, 11/1/14	2,000	2,118
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.50%, 8/15/09	2,500	2,585
New York State Mortgage Agency Revenue Bonds, Series 130 (AMT), Homeowner Mortgage, 4.80%, 10/1/37	1,740	1,652

		15,032

North Carolina - 1.9%
Gaston County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (AMT), Exempt Facilities-National Gypsum Co. Project, 5.75%, 8/1/35	1,500	1,558
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D, 6.45%, 1/1/14	385	409
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, 6.13%, 1/1/09	500	515
5.70%, 1/1/17	1,500	1,559
TAX-EXEMPT FIXED INCOME FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
North Carolina - 1.9% — (continued)
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F, 5.38%, 1/1/13	$1,000	$1,054
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.50%, 1/1/13	1,000	1,053
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series B, 6.38%, 1/1/13	500	531

		6,679

Ohio - 1.9%
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A, University Hospitals Health Systems, Inc., 5.25%, 1/15/46	3,500	3,565
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	2,750	3,194

		6,759

Oklahoma - 1.3%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded, 7.75%, 8/1/10	500	563
Norman Regional Hospital Authority Revenue Bonds, 5.38%, 9/1/36	2,000	2,037
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project, 5.13%, 12/1/36	2,000	1,995

		4,595

Pennsylvania - 7.0%
Allegheny County Hospital Development Authority Health System Revenue Bonds, Series A, West Penn Allegheny Health System, 5.38%, 11/15/40	5,000	4,972
Pennsylvania - 7.0% — (continued)
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	2,102
Bucks County IDA Retirement Community Revenue Bonds, Ann’s Choice Inc., Facility, Series A 6.25%, 1/1/35	2,600	2,722
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project, 6.65%, 5/1/10	1,375	1,411
Fulton County IDA Hospital Revenue Bonds, Fulton County Medical Center Project, 5.90%, 7/1/40	2,000	2,029
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.25%, 12/1/09	500	547
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,400	1,477
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), National Gypsum Co., Shippingport Project, 6.25%, 11/1/27	1,400	1,464
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy, 6.75%, 12/1/36	1,750	1,922
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,000	1,034
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University, 5.25%, 6/1/32	1,250	1,272
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University, 5.40%, 7/15/36	750	774
NORTHERN FUNDS QUARTERLY REPORT     8     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Pennsylvania - 7.0% — (continued)
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	$490	$525
Philadelphia School District G.O. Bonds, Series A (FSA — State Aid Withholding), Prerefunded, 5.50%, 2/1/12	1,000	1,063
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project — Tanger Outlet Development, 5.45%, 7/1/35	1,000	1,005

		24,319

Puerto Rico - 0.3%
Puerto Rico Highway & Transportation Authority Transportation Revenue Bonds, 5.00%, 7/1/09	1,000	1,013
South Carolina - 1.3%
Georgetown County Environmental Improvement Revenue Refunding Bonds, Series A, International Paper Co. Project, 5.70%, 4/1/14	2,200	2,322
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District, 5.38%, 12/1/16	2,000	2,028

		4,350

Tennessee - 1.4%
Johnson City Health & Educational Facilities Board Revenue Bonds, Series A, First Mortgage-Mountain States Health, 5.50%, 7/1/36	2,000	2,076
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, Series A, Trezevant Manor Project, 5.75%, 9/1/37	2,700	2,732

		4,808

Texas - 8.6%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded, 6.70%, 1/1/11	700	760
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds, 5.38%, 1/1/32	2,545	2,622
Brazos River Authority Refunding PCR Bonds, Series A (AMT), Texas Utilities Electric Co. Project, 7.70%, 4/1/33	1,000	1,125
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, 6.13%, 2/1/22	3,000	3,228
Corpus Christi G.O. Certificates (FSA Insured), Prerefunded, 5.75%, 3/1/11	1,000	1,060
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,055
Gulf Coast Waste Disposal Authority Revenue Bonds (AMT), Valero Energy Corp. Project, 6.65%, 4/1/32	1,000	1,076
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Series A (AMT), International Paper Co. Project, 6.10%, 8/1/24	3,000	3,154
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend Project, 5.75%, 11/1/36	1,000	1,023
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo, 6.38%, 1/1/23	500	531
Houston Water & Sewer System Junior Lien Revenue Bonds, Series A (FSA Insured), Prerefunded, 5.50%, 12/1/11	1,535	1,629
TAX-EXEMPT FIXED INCOME FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% — CONTINUED
Texas - 8.6% — (continued)
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project, 5.60%, 3/1/27	$500	$523
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project, 5.20%, 4/1/18	1,000	990
Port Corpus Christi Industrial Development Corp. Environmental Facilities Revenue Bonds (AMT), Citgo Petroleum Corp., 8.25%, 11/1/31	1,000	1,022
Sabine River Authority Revenue Refunding Bonds, Series B, TXU Energy Co. LLC Project, 6.15%, 8/1/22	500	528
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/21	500	521
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series A, Edgemere Project, 6.00%, 11/15/26	750	793
6.00%, 11/15/36	1,265	1,329
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligation Group, 5.13%, 5/15/37	3,000	3,017
Texas State Turnpike Authority Central Texas Turnpike Systems Revenue Bonds, Series A, First Tier (AMBAC Insured), 5.50%, 8/15/39	1,000	1,055
Travis County Health Facilities Development Corp. Retirement Facility Revenue Bonds, Querencia Barton Creek Project, 5.65%, 11/15/35	2,750	2,827

		29,868

Virgin Islands - 0.2%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University), 5.38%, 6/1/34	750	775
Virginia - 4.0%
Amherst IDA Revenue Refunding Bonds, Educational Facilities - Sweet Briar, 5.00%, 9/1/26	1,000	1,002
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project, 6.25%, Mandatory Put 4/1/12	500	532
Chesapeake Hospital Authority Facilities Revenue Bonds, Chesapeake General Hospital, Series A, 5.25%, 7/1/18	1,500	1,565
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., 5.13%, 10/1/37	2,000	2,002
Tobacco Settlement Financing Corp. Revenue Bonds, Asset Backed, Prerefunded, 5.63%, 6/1/15	4,530	4,979
Tobacco Settlement Financing Corp. Revenue Bonds, Series B1, 5.00%, 6/1/47	1,750	1,664
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project, 6.38%, 3/1/19	2,000	2,003

		13,747

Washington - 0.9%
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project, 5.25%, 1/1/17	1,000	995
5.63%, 1/1/27	1,000	1,014
5.63%, 1/1/38	1,000	1,006

		3,015

NORTHERN FUNDS QUARTERLY REPORT     10     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS — 94.9%–CONTINUED
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals, 6.75%, 8/15/34	$1,000	$1,082
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project, 5.10%, 3/1/25	1,000	993
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare, 5.00%, 5/1/32	3,155	3,128
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Vernon Memorial Healthcare Project, 5.25%, 3/1/35	1,000	1,001

		6,204

Wyoming — 0.6%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project, 5.60%, 12/1/35	2,000	2,088

Total Municipal Bonds

(Cost $325,306)		329,666

	NUMBER	VALUE
	OF SHARES	(000S)

INVESTMENT COMPANY — 2.7%
AIM Tax-Free Cash Reserve Portfolio	9,464,369	9,464

Total Investment Company

(Cost $9,464)		9,464

SHORT-TERM INVESTMENTS—1.6%
Clarksville Tennessee Public Building Authority Revenue VRDB, Pooled Financing — Tennessee Municipal Bond Fund (Bank of America LOC), 3.90%, 7/2/07	965	965
3.90%, 7/2/07	400	400
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series T-1, Yale University, 3.80%, 7/2/07	600	600
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series Y-2, Yale University, 3.80%, 7/2/07	590	590
Kansas Development Finance Authority Revenue VRDB, Series BB, VLG Shalom Obligation Group (Sovereign Bank FSB LOC), 3.74%, 7/5/07	1,000	1,000
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.73%, 7/5/07	1,100	1,100
Phoenix IDA Revenue VRDB, Valley of the Sun YMCA Project (Bank of America N.A. LOC), 3.91%, 7/2/07	100	100
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 3.92%, 7/2/07	700	700

Total Short-Term Investments

(Cost $5,455)		5,455

Total Investments—99.2%

(Cost $340,225)		344,585
Other Assets less Liabilities—0.8%		2,624

NET ASSETS - 100.0%		$347,209

(1)	When-Issued Security
Percentages shown are based on Net Assets.
TAX-EXEMPT FIXED INCOME FUNDS     11     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
At June 30, 2007, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Agriculture	5.1%
Development	23.7
General	6.9
Higher Education	5.5
Medical	22.5
Pollution	9.3
All other sectors less than 5%	27.0

Total	100.0%
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$340,225

Gross tax appreciation of investments	$7,154
Gross tax depreciation of investments	(2,794)

Net tax appreciation of investments	$4,360

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
G.O. — General Obligation
IDA — Industrial Development Authority
IDR — Industrial Development Revenue
LOC — Letter of Credit
PCR — Pollution Control Revenue
TRB — Tax Revenue Bonds
VRDB — Variable Rate Demand Bonds
NORTHERN FUNDS QUARTERLY REPORT     12     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
    SCHEDULE OF INVESTMENTS
        INTERMEDIATE TAX — EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS—88.2%
Alabama—0.9%
Birmingham G.O. Unlimited Refunding Bonds, Series A, Capital Improvement (AMBAC Insured), 5.00%, 12/1/24	$5,965	$6,229
Arizona—2.4%
Arizona School District COP TAN, 4.50%, 7/30/07	5,000	5,002
Phoenix G.O. Limited Refunding Bonds, Series B, 5.00%, 7/1/20	10,000	10,598

		15,600

California—10.4%
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,000	2,052
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	5,000	5,210
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	5,000	5,162
Beverly Hills PFA Lease Revenue Bonds, Capital Improvement Project, 4.50%, 6/1/28	2,500	2,379
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (AMBAC Insured), Prerefunded, 5.00%, 1/1/28	4,000	4,322
California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured), 5.00%, 7/1/17	5,000	5,204
California State G.O. Bonds (AMBAC Insured) 5.00%, 10/1/18	235	238
California State G.O. Bonds (AMBAC Insured), Prerefunded, 5.00%, 10/1/07	2,620	2,654
5.00%, 10/1/07	255	258
California State G.O. Refunding Bonds (MBIA Insured), 4.25%, 8/1/33	5,000	4,572
California State G.O. Unlimited Bonds, 5.75%, 5/1/30	135	143
California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	390	413
5.75%, 5/1/10	50	53
California State Various Purpose G.O. Bonds, 5.00%, 6/1/37	10,000	10,212
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (FGIC Insured), 5.38%, 8/1/26	2,500	2,663
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	3,000	3,088
Industry Public Facilities Authority Tax Allocation Revenue Bonds (MBIA Insured), 4.30%, 5/1/21	4,000	3,872
Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,053
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/29	3,500	1,102
Orange County Sanitation District Refunding COP, Series A (MBIA Insured), 4.50%, 2/1/29	5,000	4,767
4.25%, 2/1/30	5,000	4,755
Sacramento Municipal Utility District Electrical Revenue Bonds, Series R (MBIA Insured), 5.00%, 8/15/28	2,620	2,698
University of California Revenue Bonds, Multiple Purpose Projects, Series Q (FSA Insured), Prerefunded, 5.00%, 9/1/11	1,000	1,052

		67,922

TAX-EXEMPT FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS—88.2% —CONTINUED
Colorado—1.1%
Metro Wastewater Reclamation District Gross Revenue Refunding Bonds, Sewer Project, 5.45%, 4/1/12	$2,000	$2,023
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series A, 5.25%, 11/1/19	5,000	5,431

		7,454

Connecticut—0.5%
Connecticut HFA Mortgage Program Revenue Bonds, Series D, 4.65%, 11/15/27	2,500	2,481
Connecticut State Special Obligation Rate Reduction Revenue Bonds, Series A, 5.00%, 6/30/09	1,000	1,023

		3,504

Florida—4.5%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	300	315
Dade County G.O. Unlimited Refunding Bonds (MBIA Insured), 6.50%, 10/1/10	400	431
Florida State Department Environmental Protection Revenue Bonds, Series B, 5.25%, 7/1/16	2,380	2,524
Gainesville Utility Systems Revenue Bonds, Series A, 5.25%, 10/1/15	1,065	1,132
5.25%, 10/1/16	1,120	1,190
JEA St. Johns River Revenue Refunding Bonds, Series 17-2, 5.25%, 10/1/13	2,000	2,096
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/14	900	952
Marco Island Utility System Revenue Bonds (MBIA Insured), 5.25%, 10/1/15	2,520	2,670
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami Intl. Airport (MBIA Insured), 5.25%, 10/1/18	$1,645	1,715
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (FGIC Insured), 5.25%, 7/1/25	2,525	2,674
Miami-Dade County School District G.O. Refunding Bonds (FSA Insured), 5.38%, 8/1/14	1,000	1,079
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), Prerefunded, 5.38%, 10/1/12	1,000	1,065
Palm Beach County Criminal Justice Facilities Revenue Bonds (FGIC Insured), 5.75%, 6/1/13	1,550	1,688
Palm Beach County G.O. Unlimited Refunding Bonds, Series B, 6.50%, 7/1/10	250	268
Palm Coast Utility System Revenue Bonds (MBIA Insured), 5.25%, 10/1/21	1,000	1,056
Pompano Beach Water & Sewer Revenue Bonds (FGIC Insured), Prerefunded, 5.05%, 7/1/07	1,000	1,010
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,333
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,950	6,404

		29,602

Georgia—1.2%
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), 5.50%, 11/1/18	6,500	6,840
NORTHERN FUNDS QUARTERLY REPORT     2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 88.2% –CONTINUED
Georgia - 1.2% – (continued)
Milledgeville-Baldwin County Development Authority Revenue Bonds, College & State University Funding, Prerefunded, 5.50%, 9/1/14	$1,000	$1,091

		7,931

Illinois - 4.8%
Chicago O’Hare International Airport Revenue Bonds, Series A, Passenger Facilities Charge (AMBAC Insured), 5.60%, 1/1/09	5,000	5,041
Chicago Wastewater Transmission Second Lien Revenue Bonds (MBIA Insured), Prerefunded, 6.00%, 1/1/10	1,000	1,058
6.00%, 1/1/10	1,000	1,058
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured), 5.00%, 11/15/25	2,500	2,565
Illinois Development Finance Authority Economic Development Revenue Bonds, Latin School of Chicago Project, Prerefunded, 5.60%, 8/1/08	500	509
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded, 5.75%, 5/15/11	500	535
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project, 4.60%, Mandatory Put 11/1/15	4,250	4,249
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	822
Illinois Finance Authority Revenue Bonds, University of Chicago, 5.00%, 7/1/46	5,000	5,107
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,094
Illinois State G.O. Unlimited Bonds, First Series (MBIA Insured), 5.70%, 6/1/19	4,000	4,179
Metropolitan Pier & Exposition Authority Revenue Bonds, Series A, McCormick Place Expansion (MBIA Insured), 5.25%, 6/15/42	5,000	5,218

		31,435

Iowa - 0.6%
Iowa Finance Authority Hospital Facility Revenue Bonds, Mercy Medical Center Project (FSA Insured), Prerefunded, 6.00%, 8/15/09	3,610	3,796

Kansas - 1.9%
Kansas State Department of Transportation Highway Revenue Bonds, Series A, Prerefunded, 5.75%, 9/1/10	5,000	5,267
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 5.25%, 11/15/15	1,385	1,433
6.25%, 11/15/18	1,600	1,724
Wichita Water & Sewer Utility Revenue Bonds (FGIC Insured), 5.25%, 10/1/18	4,000	4,224

		12,648

Louisiana - 1.1%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Series A-1, Tulane University Project (MBIA Insured), 5.00%, 2/15/30	1,750	1,810
Louisiana State Gas & Fuels TRB, Series A (FSA Insured), 5.00%, 5/1/36	5,150	5,309

		7,119

TAX-EXEMPT FIXED INCOME FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 88.2% – CONTINUED
Maryland - 1.9%
Maryland State G.O. Unlimited Refunding Bonds, 5.00%, 2/1/09	$1,000	$1,019
Montgomery Improvement G.O. Unlimited Bonds, Series A, Consumer Public Improvement, 5.00%, 5/1/18	5,700	6,105
Washington Suburban Sanitation District General Construction G.O. Unlimited Refunding Bonds, 5.00%, 6/1/09	5,000	5,115

		12,239

Massachusetts - 7.5%
Lawrence G.O. Limited Bonds (AMBAC Insured — State Aid Withholding), Prerefunded, 5.50%, 2/1/11	2,625	2,761
Massachusetts Bay Transportation Authority Capital Appreciation Sales TRB, Series A-2, 0.00%, 7/1/35	5,000	1,224
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series L, Massachusetts Institute Technology, 5.00%, 7/1/23	5,000	5,378
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured), 6.25%, 4/1/20	11,050	13,232
Massachusetts School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/24	10,000	10,477
Massachusetts State G.O. Limited Bonds, Series D (FGIC-TCRS Insured), 5.50%, 8/1/19	7,500	8,334
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System, 5.25%, 7/1/12	3,450	3,554
Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family, 3.45%, 12/1/09	1,050	1,037
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority), 5.00%, 8/1/24	3,200	3,259

		49,256

Michigan - 0.4%
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), 4.88%, 12/1/23	2,500	2,522
Minnesota - 2.6%
Minnesota Public Facilities Authority Water PCR Refunding Bonds, Series B, 5.00%, 3/1/18	5,000	5,350
Minnesota State G.O. Unlimited Bonds, 5.00%, 6/1/11	10,720	11,141
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured), 5.35%, 7/1/17	500	510

		17,001

Missouri - 0.8%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured), 5.25%, 10/1/17	$2,620	$2,786
Missouri Housing Development Commission SFM Revenue Bonds, Series C-1 (AMT), Home Ownership Loan Program (Colld. by GNMA/FNMA), 5.00%, 9/1/37	2,500	2,469

		5,255

Nevada - 1.5%
Clark County Passenger Facilities Charge Revenue Bonds, Series A-2, Las Vegas — McCarran International Airport (AMBAC Insured), 5.00%, 7/1/27	5,000	5,179
North Las Vegas G.O. Limited Bonds, Wastewater Reclamation System (MBIA Insured), 4.50%, 10/1/36	5,000	4,765

		9,944

NORTHERN FUNDS QUARTERLY REPORT     4     TAX-EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   INTERMEDIATE TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.2% – CONTINUED
New Jersey - 0.8%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.63%, 6/15/19	$3,985	$4,124
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical Center, 6.25%, 7/1/17	555	602
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical Center, Prerefunded, 6.25%, 7/1/12	445	489

		5,215

New Mexico - 0.8%
Santa Fe City Gross Receipts TRB, 6.00%, 6/1/11	5,250	5,351
New York - 14.0%
Long Island Power Authority Electrical Systems Revenue Bonds, Series E (FGIC Insured), 5.00%, 12/1/22	5,000	5,237
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded, 6.13%, 4/1/10	3,815	4,039
New York City G.O. Bonds, Series A, 6.00%, 5/15/19	30	32
New York City G.O. Bonds, Series A, Prerefunded, 6.00%, 5/15/10	305	325
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2 (FSA State Aid Withholding Insured), 5.00%, 1/15/18	5,000	5,312
New York Liberty Development Corp. Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/1/35	5,000	5,419
New York State Environmental Facilities Corp. Municipal Water Finance Authority Revenue Bonds, Series A, State Clean Water & Drinking Revolving Funds, 5.00%, 6/15/20	5,245	5,527
New York State Environmental Facilities Corp. Municipal Water Fianance Authority Revenue Bonds, Series C, State Clean Water & Drinking Revolving Funds, 5.00%, 6/15/25	5,000	5,200
New York State Environmental Facilities Corp. Revenue Bonds, Series A, State Clean Water & Drinking Revolving Funds, 6.00%, 6/15/16	1,330	1,384
New York State Environmental Facilities Corp. Revenue Bonds, Series A, State Clean Water & Drinking Revolving Funds, Prerefunded, 6.00%, 6/15/09	170	177
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (MBIA-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	2,500	2,747
New York State Municipal Bond Bank Agency Revenue Bonds, Series C (State-Aid Withholding), 5.25%, 6/1/17	10,000	10,540
New York State Thruway Authority Revenue Bonds, Series A, Highway and Bridge Trust Fund (FSA Insured), Prerefunded, 6.00%, 4/1/10	1,000	1,064
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (G.O. of Corp.), 5.50%, 7/1/16	1,250	1,264
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured), 5.25%, 10/15/19	5,100	5,463
Tobacco Settlement Financing Corp. Revenue Bond, Series B-1C, 5.25%, 6/1/13	5,000	5,053
5.50%, 6/1/15	5,000	5,198
5.50%, 6/1/18	5,000	5,295
5.50%, 6/1/19	2,500	2,675
5.50%, 6/1/20	5,000	5,343
TAX – EXEMPT FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.2% – CONTINUED
New York - 14.0% – (continued)
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, 5.00%, 11/15/37	$2,500	$2,586
Triborough Bridge & Tunnel Authority Revenue Bonds, Series Y, General Purpose (G.O. of Authority), Escrowed to Maturity, 6.00%, 1/1/12	2,250	2,381
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (MBIA Insured), 5.50%, 11/15/19	8,260	9,245

		91,506

North Carolina - 1.1%
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A, 5.20%, 1/1/10	2,505	2,569
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 4.25%, 3/1/27	4,750	4,533

		7,102

Ohio - 1.2%
Akron G.O. Limited Bonds, Prerefunded, 5.75%, 12/1/10	1,000	1,067
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Colld. by GNMA Securities), 5.15%, 3/1/13	660	672
River Valley Local School District G.O. Bonds, School Facilities Construction & Improvement (FSA Insured), 5.25%, 11/1/20	1,235	1,289
Trotwood-Madison City School District G.O. Unlimited Refunding Bonds, School Improvement (FSA Insured), 4.50%, 12/1/30	5,000	4,831

		7,859

Oregon - 0.6%
Portland City Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded, 6.00%, 6/15/10	3,450	3,678

Pennsylvania - 4.1%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,200	1,266
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	761
Pennsylvania State G.O. Unlimited Bonds, First Series (MBIA Insured), 5.25%, 2/1/10	5,000	5,169
Pennsylvania State G.O. Unlimited Bonds, First Series, Prerefunded, 6.00%, 1/15/10	2,705	2,864
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured), 5.00%, 7/1/09	5,000	5,116
Pennsylvania State Higher Education Revenue Bonds, Capital Acquisition (MBIA Insured – G.O. of Agency), Prerefunded, 6.00%, 12/15/10	1,815	1,935
6.13%, 12/15/10	1,925	2,060
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System, 6.00%, 1/15/22	2,000	2,134
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,360

		26,665

NORTHERN FUNDS QUARTERLY REPORT      6      TAX – EXEMPT FIXED INCOME FUNDS

TAX - EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.2% – CONTINUED
Puerto Rico - 2.6%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (AMBAC-TCRS-BNY Insured), 5.50%, 7/1/29	$5,000	$5,694
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series D, Prerefunded, 5.25%, 7/1/12	10,000	10,567
Puerto Rico Municipal Financing Agency G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded, 6.00%, 8/1/09	1,000	1,053

		17,314

Rhode Island - 2.0%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Bonds, Series B, Rhode Island University (AMBAC Insured), Prerefunded, 5.70%, 9/15/10	10,000	10,614
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 54 (AMT), Home Ownership Opportunity, 4.75%, 10/1/31	2,500	2,399

		13,013

South Carolina - 0.6%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, 5.25%, 12/1/19	3,500	3,695

Tennessee - 1.1%
Memphis General Improvement G.O. Unlimited Bonds, Prerefunded, 5.25%, 4/1/08	5,000	5,104
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT), ETC Airport (AMBAC Insured), 6.25%, 3/1/15	2,000	2,120

		7,224

Texas - 9.1%
Austin City Utilities System Revenue Refunding Bonds (FSA Insured), 5.13%, 11/15/17	3,000	3,014
Ennis Independent School District Capital Appreciation G.O. Refunding Bonds (PSF Gtd.), Prerefunded, 0.00%, 8/15/10	2,225	694
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 0.00%, 8/15/26	1,140	349
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 6.50%, 8/15/14	1,535	1,706
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (MBIA Insured), 5.25%, 7/1/07	435	435
Harris County Health Facilities Bonds, Series A, Christus Health (MBIA Insured), Escrowed to Maturity, 5.25%, 7/1/07	65	65
Harris County Revenue Refunding Bonds, Series A, Senior Lien – Toll Road (FSA Insured), Prerefunded, 5.25%, 8/15/10	10,000	10,378
Houston Water & Sewer System Revenue Refunding Bonds, Series D, Junior Lien (FGIC Insured), Prerefunded, 5.00%, 12/1/07	3,500	3,586
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 8/15/18	5,000	5,353
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (GNMA Insured), 6.50%, 7/20/21	500	537
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,048
6.00%, 10/1/21	1,250	1,302
TAX – EXEMPT FIXED INCOME FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.2% – CONTINUED
Texas - 9.1% – (continued)
San Antonio Electric & Gas Revenue Refunding Bonds, Series A, 5.25%, 2/1/16	$10,000	$10,290
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/09	875	902
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (FGIC Insured), 4.40%, 9/1/11	5,000	5,003
Texas State TRAN, 4.50%, 8/31/07	15,000	15,017

		59,679

Virgin Islands - 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	700	712

Virginia - 2.5%
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds (AMT), Series C, 4.50%, 7/1/15	3,000	2,982
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series F - Subseries F-1 (G.O. of Authority Insured), 4.00%, 4/1/12	2,000	2,005
Virginia State Housing Development Authority Revenue Bonds, Subseries E-1 (AMT) (G.O. of Authority Insured), 4.00%, 4/10/10	5,100	5,116
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series A, 5.00%, 8/1/11	6,240	6,485

		16,588

Washington - 2.7%
King County School District No. 1 Seattle G.O. Limited Bonds, Series A (School Board Guaranty Insured), 4.00%, 6/1/11	5,000	5,004
King County School District No. 407 Riverview G.O. Unlimited Bonds (MBIA School Board Guaranty Insured), 5.00%, 12/1/28	1,085	1,125
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds, Series B (FSA Insured), 5.00%, 12/1/07	1,000	1,005
Washington State G.O. Unlimited Bonds, Series S-4, 5.75%, 1/1/12	10,000	10,406

		17,540

Wisconsin - 0.4%
Madison Metropolitan School District TRAN, 4.00%, 9/7/07	2,500	2,500

Wyoming - 0.4%
Wyoming Community Development Authority Housing Revenue Bonds, Series 1 (AMT), 4.70%, 12/1/28	2,500	2,398

Total Municipal Bonds

(Cost $577,894)		577,496

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 0.3%
AIM Tax-Free Cash Reserve Portfolio	916,222	916
Dreyfus Tax-Exempt Cash Management Fund	1,321,732	1,322

Total Investment Companies

(Cost $2,238)		2,238

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 9.2%
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC), 3.66%, 7/4/07	$7,700	7,700
NORTHERN FUNDS QUARTERLY REPORT      8      TAX – EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 9.2% – CONTINUED
Clarksville Public Building Authority Adjustable Revenue VRDB, Pooled Financing – Tennesse Municipal Bond Fund (Bank of America N.A. LOC), 3.90%, 7/2/07	$1,100	$1,100
Collier County Health Facilities Authority Revenue VRDB, Cleveland Health Clinic, Series C-1 (JP Morgan Chase Bank LOC), 3.86%, 7/2/07	1,600	1,600
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series T-1, Yale University, 3.80%, 7/2/07	1,300	1,300
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series Y-2, Yale University, 3.80%, 7/2/07	5,100	5,100
Harris County Health Facilities Development Corp. Revenue VRDB, Class A, Methodist Hospital System, 3.85%, 7/2/07	5,800	5,800
Highlands County Health Facilities Authority Revenue VRDB, Series A, Adventist/Sunbelt (Suntrust Bank LOC), 3.73%, 7/5/07	1,250	1,250
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Baptist Medical Center Project (Wachovia Bank N.A. LOC), 3.88%, 7/2/07	600	600
Lee County Housing Finance Authority Multifamily Housing Revenue Refunding VRDB, Series A, Forestwood Apartments Project (FNMA Insured), 3.74%, 7/4/07	300	300
Louisiana Offshore Terminal Authority Deepwater Port Revenue VRDB, Series A, Loop LLC Project (SunTrust Bank LOC), 3.89%, 7/2/07	200	200
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project, 3.85%, 7/2/07	700	700
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University, 3.72%, 7/5/07	5,000	5,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC), 3.91%, 7/2/07	600	600
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.73%, 7/5/07	7,700	7,700
Missouri Development Finance Board Cultural Facilities Revenue VRDB, Series B, Nelson Gallery Foundation (MBIA Insured), 3.86%, 7/2/07	900	900
Montgomery County Public Building Authority Pooled Finaning Revenue VRDB, Tennessee County Loan Pool (Bank of America N.A. LOC), 3.90%, 7/2/07	200	200
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series A, Polution Control - Firstenergy (Barclays Bank PLC LOC), 3.74%, 7/4/07	10,000	10,000
Palm Beach County Health Facilities Authority Revenue VRDB, Bethesda Healthcare Systems Project (Suntrust Bank LOC), 3.89%, 7/2/07	4,100	4,100
University of Kansas Hospital Authority Health Facilities Revenue VRDB, Kansas University Health System (G.O. of Authority Insured) (Harris Trust & Savings Bank LOC), 3.91%, 7/2/07	2,200	2,200
TAX – EXEMPT FIXED INCOME FUNDS      9      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 9.2% – CONTINUED
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC), 3.85%, 7/2/07	$1,500	$1,500
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series C, Froedtert & Community Health (AMBAC Insured), 3.73%, 7/5/07	2,100	2,100

Total Short-Term Investments

(Cost $59,950)		59,950

Total Investments - 97.7%

(Cost $640,082)		639,684
Other Assets less Liabilities - 2.3%		15,320

NET ASSETS - 100.0%		$655,004
Percentages shown are based on Net Assets.
At June 30, 2007, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.3%
General	6.7
General Obligation	23.2
Higher Education	8.8
Medical	6.5
Transportation	9.1
Utilities	7.7
All other sectors less than 5%	32.7

Total	100.0%
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$640,082

Gross tax appreciation of investments	$5,240
Gross tax depreciation of investments	(5,638)

Net tax depreciation of investments	$(398)

NORTHERN FUNDS QUARTERLY REPORT      10      TAX – EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX – EXEMPT FUND (continued)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
Colld. – Collateralized
COP – Certificate of Participation
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
G.O. – General Obligation
Gtd. – Guaranteed
HFA – Housing Finance Authority
LOC – Letter of Credit
MBIA – Municipal Bond Insurance Association
PCR – Pollution Control Revenue
PFA – Public Finance Authority
PSF – Permanent School Fund
SFM – Single Family Mortgage
TAN – Tax Anticipation Notes
TCRS – Transferable Custodial Receipts
TRAN – Tax Revenue Anticipation Notes
TRB – Tax Revenue Bonds
VRDB – Variable Rate Demand Bonds
XLCA – XL Capital Assurance
TAX – EXEMPT FIXED INCOME FUNDS      11      NORTHERN FUNDS QUARTERLY REPORT

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  TAX – EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6%
Arizona - 2.2%
Arizona School District COP TAN, 4.50%, 7/30/07	$3,500	$3,502
Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.), 5.90%, 5/1/24	1,000	1,049
Arizona Tourism & Sports Authority Revenue Bonds, Series A, Multipurpose Stadium Facility (MBIA Insured), 5.00%, 7/1/31	2,250	2,303
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, 6.25%, 7/1/15	235	240
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Prerefunded, 6.25%, 7/1/08	2,765	2,832
Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (FGIC Insured), 0.00%, 7/1/20	2,045	1,676
Tucson Water Revenue Bonds, Series C (FGIC Insured), Prerefunded, 5.25%, 7/1/14	2,000	2,146

		13,748

California - 16.0%
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,345	2,405
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	5,000	5,210
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	5,000	5,162
Beverly Hills PFA Lease Revenue Bonds, Capital Improvement Project, 4.50%, 6/1/28	2,500	2,379
California HFA Revenue Bonds, Series E (AMT), Home Mortgage, 4.75%, 2/1/30	5,000	4,832
California HFA Revenue Bonds, Series E (AMT), Home Mortgage (FGIC Insured), 5.00%, 2/1/24	3,245	3,254
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges – First Lien (AMBAC Insured), Prerefunded, 5.00%, 1/1/28	4,675	5,051
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	12,000	13,064
California State G.O. Refunding Bonds (MBIA Insured), 4.25%, 8/1/33	5,000	4,572
California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	400	424
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance, 5.75%, 5/1/30	130	138
California State Various Purpose G.O. Bonds, 5.00%, 6/1/37	12,500	12,764
Chaffey Community College District G.O. Unlimited Bonds, Series C, Election of 2002 (MBIA Insured), 5.00%, 6/1/32	5,000	5,201
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (FGIC Insured), 0.00%, 2/1/32	5,800	1,617
Industry Public Facilities Authority Tax Allocation Revenue Bonds (MBIA Insured), 4.30%, 5/1/21	4,000	3,872
Kern High School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 6.60%, 2/1/17	1,845	2,018
6.60%, 8/1/17	1,825	1,997
TAX – EXEMPT FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
California - 16.0% – (continued)
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	$2,500	$2,579
Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,053
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/28	3,000	1,003
Orange County Sanitation District COP (FGIC Insured), Prerefunded, 5.25%, 8/1/13	10,000	10,714
Orange County Sanitation District Refunding COP, Series A (MBIA Insured), 4.50%, 2/1/29	5,000	4,767
4.25%, 2/1/30	5,000	4,755
Walnut Valley Unified School District G.O. Unlimited Bonds, Series A (MBIA Insured), Escrowed to Maturity, 6.00%, 8/1/13	1,000	1,112

		99,996

Colorado - 0.7%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	1,000	1,110
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (MBIA Insured), 6.00%, 1/1/14	3,360	3,476

		4,586

Connecticut - 2.0%
Connecticut HFA Mortgage Program Revenue Bonds, Series D, 4.65%, 11/15/27	2,500	2,481
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (MBIA Insured), 4.75%, 11/15/18	1,000	1,003
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded, 7.13%, 6/1/10	8,625	9,169

		12,653

Florida - 6.3%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	1,300	1,365
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, 9.13%, 6/1/14	2,090	2,457
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	420
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	15,950	20,063
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity, 6.75%, 10/1/17	7,700	8,938
Poinciana Community Development District Special Assessment Bonds, Series A, 7.13%, 5/1/31	900	948
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,945	5,322

		39,513

Georgia - 1.7%
Forsyth County G.O. Unlimited Bonds, Prerefunded, 6.00%, 3/1/10	3,290	3,489
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities – Lanier Village, 7.25%, 11/15/29	2,000	2,146
NORTHERN FUNDS QUARTERLY REPORT      2      TAX – EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
Georgia - 1.7% – (continued)
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured), 6.38%, 1/1/16	$2,300	$2,662
Georgia State Housing & Finance Authority Revenue Bonds, Series B (AMT), SFM (G.O. of Authority Insured), 5.00%, 12/1/26	1,500	1,492
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project, 6.00%, 6/1/21	1,000	1,059

		10,848

Illinois - 5.2%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B (MBIA Insured), 0.00%, 1/1/33	1,400	353
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured), 6.00%, 1/1/29	11,000	12,091
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured), 5.00%, 11/15/25	2,500	2,565
Illinois Development Finance Authority Economic Development Revenue Bonds, Latin School of Chicago Project, Prerefunded, 5.60%, 8/1/08	350	356
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	821
Illinois Finance Authority Revenue Bonds, University of Chicago, 5.00%, 7/1/46	5,000	5,107
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,094
Illinois State G.O. Unlimited Bonds, First Series, 5.60%, 8/1/21	5,000	5,208
Metropolitan Pier & Exposition Authority Revenue Bonds, Series A, McCormick Place Expansion (MBIA Insured), 5.25%, 6/15/42	5,000	5,218

		32,813

Indiana - 3.9%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded, 6.50%, 7/15/10	5,000	5,453
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds, 7.25%, 8/1/13	4,200	4,840
Indiana Office Building Commission Capital Complex Revenue Bonds, Series B (MBIA Insured), 7.40%, 7/1/15	5,620	6,708
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured), 3.50%, 6/1/18	3,280	3,042
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured), Escrowed to Maturity, 4.00%, 6/1/08	2,275	2,280
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured), 6.00%, 5/1/29	2,000	2,083

		24,406

Kansas - 0.7%
Kansas State Department of Transportation Highway Revenue Bonds, Series A, Prerefunded, 5.75%, 9/1/10	2,435	2,565
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,685	1,816

		4,381

TAX – EXEMPT FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
Kentucky - 1.7%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (MBIA Insured), 5.50%, 5/15/34	$10,000	$10,610
Louisiana - 2.0%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Series A-1, Tulane University Project (MBIA Insured), 5.00%, 2/15/30	1,750	1,809
Louisiana State Gas & Fuels TRB, Series A (FGIC Insured), 5.00%, 5/1/41	5,000	5,118
Louisiana State Gas & Fuels TRB, Series A (FSA Insured), 5.00%, 5/1/36	5,160	5,320

		12,247

Maryland - 2.1%
Montgomery Improvement G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 5/1/18	5,000	5,356
Prince Georges County G.O. Limited Bonds, Series B, Consolidated Public Improvement, 5.00%, 7/15/23	7,235	7,626

		12,982

Massachusetts - 5.7%
Massachusetts Bay Transportation Authority Capital Appreciation Sales TRB, Series A-2, 0.00%, 7/1/35	5,000	1,224
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series L, Massachusetts Institute Technology, 5.00%, 7/1/23	5,100	5,485
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured), 6.25%, 4/1/20	10,000	11,975
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan (FGIC-TCRS Insured), 5.50%, 8/1/19	7,500	8,334
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program, 6.00%, 8/1/19	3,000	3,486
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority), 5.00%, 8/1/24	5,000	5,092

		35,596

Michigan - 0.6%
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), 4.88%, 12/1/23	2,500	2,522
Wayne Charter County Revenue Refunding Bonds, Series C (FGIC Insured), 5.38%, 12/1/15	1,000	1,056

		3,578

Minnesota - 2.7%
Minnesota Public Facilities Authority Water PCR Refunding Bonds, Series B, 5.00%, 3/1/18	5,000	5,350
Minnesota State G.O. Unlimited Bonds, 5.00%, 6/1/11	10,000	10,392
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured), 5.35%, 7/1/17	500	511
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F, 5.70%, 1/1/17	860	865

		17,118

Missouri - 1.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured), 5.25%, 10/1/17	2,500	2,659
NORTHERN FUNDS QUARTERLY REPORT      4      TAX – EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
Missouri - 1.3% – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds Project, 5.00%, 7/1/18	$5,210	$5,574

		8,233

Nevada - 1.8%
Clark County Passenger Facilities Charge Revenue Bonds, Series A-2, Las Vegas – McCarran International Airport (AMBAC Insured), 5.00%, 7/1/27	6,500	6,733
North Las Vegas G.O. Limited Bonds, Wastewater Reclamation System (MBIA Insured), 4.50%, 10/1/36	5,000	4,765

		11,498

New Jersey - 1.6%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/29	5,000	5,321
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, 6.25%, 7/1/12	555	602
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/17	445	489
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 0.00%, 1/1/35	5,000	3,529

		9,941

New York - 8.8%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded, 5.75%, 8/1/10	2,000	2,123
Long Island Power Authority Electrical Systems Revenue Bonds, Series E (FGIC Insured), 5.00%, 12/1/22	5,000	5,237
New York City G.O. Unlimited Bonds, Series A, 6.00%, 5/15/30	50	53
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Prerefunded, 6.00%, 6/15/10	1,940	2,072
New York City Municipal Water Finance Authority Water & Sewer System Revenue Crossover Refunding Bonds, Series B, 6.00%, 6/15/33	1,160	1,233
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded, 6.00%, 5/15/10	4,000	4,267
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (FGIC Insured), 5.25%, 2/1/17	5,000	5,290
New York Liberty Development Corp. Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/1/35	5,000	5,419
New York State Dormitory Authority Lease Revenue Bonds, Series A, University Dormitory Facilities, Prerefunded, 6.25%, 7/1/10	1,115	1,200
Port Authority of New York & New Jersey Revenue Bonds, Series 109 (G.O. of Authority), 5.38%, 1/15/32	2,000	2,022
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured), 5.25%, 10/15/19	5,000	5,356
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.50%, 6/1/16	10,000	10,509
5.50%, 6/1/18	5,000	5,295
5.50%, 6/1/19	2,500	2,675
TAX – EXEMPT FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
New York - 8.8% – (continued)
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, 5.00%, 11/15/37	$2,500	$2,586

		55,337

North Carolina - 3.0%
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,169
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D, 6.75%, 1/1/26	1,250	1,328
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, 7.00%, 1/1/08	10,000	10,145
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 4.25%, 3/1/27	4,550	4,343

		18,985

Ohio - 1.9%
Hamilton County Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/26	5,000	5,206
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Colld. by GNMA Securities), 5.15%, 3/1/13	665	677
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), 6.00%, 12/1/25	190	202
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 6.00%, 6/1/11	810	870
Trotwood-Madison City School District G.O. Unlimited Refunding Bonds, School Improvement (FSA Insured), 4.50%, 12/1/30	5,000	4,831

		11,786

Oklahoma - 1.4%
McGee Creek Authority Water Revenue Bonds (MBIA Insured), 6.00%, 1/1/13	6,000	6,319
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded, 6.38%, 6/1/11	2,000	2,169

		8,488

Oregon - 0.3%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA Insured), 6.15%, 7/1/30	360	367
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series F, SFM Project, 5.55%, 7/1/30	1,175	1,202

		1,569

Pennsylvania - 3.1%
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.38%, 12/1/09	3,000	3,268
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	761
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured), 5.00%, 7/1/09	5,000	5,116
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series (MBIA Insured), 5.25%, 2/1/10	5,000	5,169
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,330	1,375
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System, 6.00%, 1/15/22	1,750	1,868
NORTHERN FUNDS QUARTERLY REPORT      6      TAX – EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
Pennsylvania - 3.1% – (continued)
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	$1,475	$1,581

		19,138

Puerto Rico - 3.2%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (AMBAC-TCRS-BNY Insured), 5.50%, 7/1/29	5,000	5,694
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded, 6.00%, 7/1/10	2,000	2,133
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series D, Prerefunded, 5.25%, 7/1/12	11,260	11,898

		19,725

Rhode Island - 2.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 54 (AMT), Home Ownership Opportunity, 4.75%, 10/1/31	2,500	2,399
Rhode Island State Economic Development Corp. Airport Revenue Bonds, Series B (FGIC Insured), Prerefunded, 6.50%, 7/1/10	3,000	3,242
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series B, Higher Educational Facility Rhode Island University (AMBAC Insured), Prerefunded, 5.70%, 9/15/10	7,070	7,504

		13,145

Texas - 6.9%
Birdville Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 0.00%, 2/15/10	1,795	893
Dallas-Fort Worth International Airport Revenue Bonds, Series A (AMT) (AMBAC Insured), 5.00%, 11/1/32	1,110	1,121
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (MBIA Insured), Escrowed to Maturity, 5.50%, 7/1/09	180	185
Harris County Revenue Refunding Bonds, Series A, Senior Lien – Toll Road (FSA Insured), Prerefunded, 5.25%, 8/15/10	10,000	10,378
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 8/15/18	5,000	5,353
Parker County Hospital District Revenue Bonds, Campbell Health System, Prerefunded, 6.25%, 8/15/09	1,000	1,065
Pflugerville Certificates G.O. Limited Bonds (AMBAC Insured), 5.00%, 8/1/33	3,075	3,149
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,048
6.00%, 10/1/21	1,250	1,302
Texas State TRAN, 4.50%, 8/31/07	15,000	15,017
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II, 6.10%, 6/1/21	3,000	3,122
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), 0.00%, 8/15/16	240	142
0.00%, 8/15/23	190	70
0.00%, 8/15/28	305	80
0.00%, 8/15/30	320	73

		42,998

TAX – EXEMPT FIXED INCOME FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.6% – CONTINUED
Virginia - 0.8%
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series A, 5.00%, 8/1/11	$5,000	$5,196
Washington - 2.1%
King County School District No. 1 Seattle G.O. Limited Bonds, Series A (School Board Guaranty Insured), (1) 4.00%, 6/1/11	5,000	5,003
King County School District No. 407 Riverview G.O. Unlimited Bonds (MBIA School Board Guaranty Insured), 5.00%, 12/1/29	1,140	1,181
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds, Series B (FSA Insured), 5.00%, 12/1/07	1,000	1,005
Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	5,987

		13,176

Wisconsin - 0.4%
Madison Metropolitan School District TRAN, 4.00%, 9/7/07	2,500	2,500
Wyoming - 0.4%
Wyoming Community Development Authority Housing Revenue Bonds, Series 1 (AMT), 4.70%, 12/1/28	2,500	2,398

Total Municipal Bonds

(Cost $567,676)		579,188

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 0.1%
AIM Tax-Free Cash Reserve Portfolio	791,467	792
Dreyfus Tax-Exempt Cash Management Fund	32,039	32

Total Investment Companies

(Cost $824)		824

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 6.1%
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC), 3.66%, 7/4/07	$2,000	$2,000
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series T-1, Yale University, 3.80%, 7/2/07	600	600
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series Y-2, Yale University, 3.80%, 7/2/07	1,200	1,200
Harris County Health Facilities Development Corp. Revenue VRDB, Class A, Methodist Hospital System, 3.85%, 7/2/07	7,400	7,400
Louisiana Offshore Terminal Authority Deepwater Port Revenue VRDB, Series A, Loop LLC Project (SunTrust Bank LOC), 3.89%, 7/2/07	1,000	1,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University, 3.72%, 7/5/07	5,000	5,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC), 3.91%, 7/2/07	100	100
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series A, Polution Control – Firstenergy (Barclays Bank PLC LOC), 3.74%, 7/4/07	10,000	10,000
Sunshine State Governmental Financing Commission Revenue VRDB (AMBAC Insured), 3.92%, 7/2/07	2,900	2,900
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist/Sunbelt (Suntrust Bank LOC), 3.73%, 7/5/07	400	400
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 3.74%, 7/4/07	200	200
NORTHERN FUNDS QUARTERLY REPORT      8      TAX – EXEMPT FIXED INCOME FUNDS

TAX – EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  TAX – EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 6.1% – CONTINUED
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 3.92%, 7/2/07	$7,200	$7,200
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Emerald Heights Project (Bank of America N.A. LOC), 3.78%, 7/2/07	100	100

Total Short-Term Investments

(Cost $38,100)		38,100

Total Investments - 98.8%

(Cost $606,600)		618,112
Other Assets less Liabilities - 1.2%		7,270

NET ASSETS - 100.0%		$625,382

(1)	When-Issued Security
Percentages shown are based on Net Assets.
At June 30, 2007, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	6.2%
General	8.7
General Obligation	22.6
Higher Education	8.3
Power	6.5
School District	5.8
Transportation	6.8
Utilities	9.1
All other sectors less than 5%	26.0

Total	100.0%
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$606,600

Gross tax appreciation of investments	$14,917
Gross tax depreciation of investments	(3,405)

Net tax appreciation of investments	$11,512

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
Colld. – Collateralized
COP – Certificate of Participation
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
G.O. – General Obligation
Gtd. – Guaranteed
HFA – Housing Finance Authority
IDA – Industrial Development Authority
LOC – Letter of Credit
MBIA – Municipal Bond Insurance Association
PCR – Pollution Control Revenue
PFA – Public Finance Authority
PSF – Permanent School Fund
SFM – Single Family Mortgage
TCRS – Transferable Custodial Receipts
TAN – Tax Anticipation Notes
TRAN – Tax Revenue Anticipation Notes
TRB – Tax Revenue Bonds
VRDB – Variable Rate Demand Bonds
XLCA – XL Capital Assurance
TAX – EXEMPT FIXED INCOME FUNDS      9      NORTHERN FUNDS QUARTERLY REPORT

MULTI — MANAGER FUNDS
   SCHEDULE OF INVESTMENTS
   MULTI — MANAGER INTERNATIONAL EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 95.0%
Australia - 2.7%
Alumina Ltd.	1,114,100	$7,358
AMP Ltd.	271,016	2,325
CSL Ltd.	57,416	4,284
Dyno Nobel Ltd.	2,614,700	5,298
Incitec Pivot Ltd.	57,662	3,896
National Australia Bank Ltd.	72,460	2,520
Newcrest Mining Ltd.	171,350	3,319
Rio Tinto Ltd.	58,153	4,871

		33,871

Belgium - 1.1%
Belgacom S.A.	132,420	5,888
Fortis	77,215	3,296
InBev N.V.	35,766	2,848
KBC Groep N.V.	3	—
UCB S.A.	28,027	1,664

		13,696

Bermuda - 0.8%
Aquarius Platinum Ltd.	69,174	2,172
Credicorp Ltd.	45,000	2,753
SeaDrill Ltd. *	269,000	5,805

		10,730

Brazil - 1.0%
All America Latina Logistica S.A.	192,600	2,636
Centrais Eletricas Brasileiras S.A.	150,216,000	4,516
Cia Vale do Rio Doce ADR	55,400	2,468
Unibanco — Uniao de Bancos Brasileiros S.A. GDR	24,000	2,709

		12,329

Canada - 4.8%
AUR Resources, Inc.	57,100	1,699
Barrick Gold Corp.	572,790	16,651
HudBay Minerals, Inc. *	62,700	1,310
Inmet Mining Corp.	21,800	1,687
Ivanhoe Mines Ltd. *	340,300	4,846
Magna International, Inc., Class A	60,070	5,466
Novagold Resources, Inc. *	309,400	4,650
OPTI Canada, Inc. *	177,400	3,784
Patheon, Inc. *	387,000	1,530
Petro-Canada	82,900	4,407
Rogers Communications, Inc., Class B	129,500	5,522
Suncor Energy, Inc.	65,600	5,899
Teck Cominco Ltd., Class B	55,500	2,355

		59,806

China - 0.7%
China Coal Energy Co., H Shares *	2,092,000	3,136
China Communications Construction Co. Ltd., H Shares	1,842,000	3,298
Foxconn International Holdings Ltd. *	448,000	1,284
Synear Food Holdings Ltd.	1,095,000	1,295

		9,013

Denmark - 0.6%
FLSmidth & Co. A/S	67,350	5,316
Novo Nordisk A/S, Class B	26,240	2,864

		8,180

Egypt - 0.2%
Orascom Construction Industries GDR	21,238	2,779

Finland - 2.2%
Nokia OYJ	327,560	9,227
Outotec OYJ	56,798	3,142
Stora Enso OYJ (Registered)	541,100	10,239
Stora Enso OYJ ADR	165,570	3,101
Wartsila OYJ, Class B	35,421	2,345

		28,054

France - 9.6%
Alcatel-Lucent	475,943	6,687
Alcatel-Lucent ADR	182,600	2,556
Alstom	51,304	8,627
Areva S.A.	4,200	4,512
BNP Paribas	45,336	5,422
Carrefour S.A.	74,594	5,265
Casino Guichard Perrachon S.A.	16,659	1,691
Cie Compagnie Generale de Geophysique- Veritas *	15,340	3,861
Cie de Saint-Gobain	33,921	3,828
France Telecom S.A.	51,330	1,417
Gemalto N.V. *	455,850	10,601
L’Oreal S.A.	33,186	3,944
Neopost S.A. *	16,691	2,452
PPR	19,104	3,350
Sanofi-Aventis	71,483	5,815
Suez S.A.	109,385	6,291
Technip S.A.	45,900	3,809
Thales S.A.	175,120	10,743
MULTI — MANAGER FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.0% – CONTINUED
France - 9.6% – (continued)
Total S.A.	156,706	$12,782
Total S.A. ADR	30,500	2,470
Veolia Environment	76,019	5,971
Vivendi	207,946	8,982

		121,076

Germany - 6.9%
Allianz S.E. (Registered)	49,986	11,745
BASF A.G.	16,160	2,127
Bayer A.G.	48,926	3,715
Deutsche Bank A.G. (Registered)	33,841	4,939
Deutsche Postbank A.G.	26,016	2,291
Deutsche Telekom A.G. (Registered)	153,250	2,840
Hugo Boss A.G.	8,247	541
Infineon Technologies A.G. *	62,395	1,040
IVG Immobilien A.G.	49,187	1,926
Merck KGaA	11,275	1,558
Metro A.G.	125,368	10,433
Muenchener Rueckversicherungs A.G. (Registered)	17,207	3,172
Premiere A.G. *	484,100	11,533
SAP A.G.	192,497	9,920
Siemens A.G. (Registered)	79,925	11,529
Solarworld A.G.	56,270	2,604
Stada Arzneimittel A.G.	43,075	2,754
United Internet A.G. (Registered)	141,807	2,970

		87,637

Greece - 0.7%
Hellenic Telecommunications Organization S.A.	111,424	3,454
National Bank of Greece S.A.	42,651	2,448
Piraeus Bank S.A.	76,625	2,806

		8,708

Guernsey - 0.2%
Eurocastle Investment Ltd.	48,860	2,265

Hong Kong - 0.4%
Cheung Kong Holdings Ltd.	180,828	2,369
Pacific Basin Shipping Ltd.	2,661,000	2,995

		5,364

India - 0.2%
Infosys Technologies Ltd. ADR	42,700	2,151
Indonesia - 0.0%
Bank Mandiri Persero Tbk PT	1,500	1
Ireland - 0.4%
Kingspan Group PLC	165,609	4,643
Italy - 4.9%
Alleanza Assicurazioni S.p.A.	290,590	3,807
Ansaldo STS S.p.A. *	277,990	3,695
Arnoldo Mondadori Editore S.p.A.	328,100	3,220
Assicurazioni Generali S.p.A.	80,370	3,238
Banco Popolare di Verona e Novara Scrl	70,370	2,033
Enel S.p.A.	285,397	3,081
ENI S.p.A.	297,404	10,829
Mediaset S.p.A.	516,076	5,347
Telecom Italia S.p.A. (RNC)	7,796,990	17,340
UniCredito Italiano S.p.A. (Milan Exchange)	974,303	8,744

		61,334

Japan - 21.6%
Acom Co. Ltd.	89,200	3,203
Bank of Yokohama (The) Ltd.	344,000	2,415
Bridgestone Corp.	101,900	2,186
Canon, Inc.	40,750	2,394
Coca-Cola West Holdings Co. Ltd.	174,800	4,069
Dai Nippon Printing Co. Ltd.	645,000	9,637
Daiichi Sankyo Co Ltd.	265,900	7,065
Daiwa House Industry Co. Ltd.	91,314	1,307
Daiwa Securities Group, Inc.	327,492	3,494
East Japan Railway Co.	430	3,319
Fanuc Ltd.	39,700	4,103
Fast Retailing Co. Ltd.	31,500	2,245
Fuji Television Network, Inc.	1,720	3,466
FUJIFILM Holdings Corp.	237,500	10,632
Honda Motor Co. Ltd.	57,100	2,088
Japan Steel Works Ltd.	453,000	6,920
Japan Tobacco, Inc.	490	2,421
Joyo Bank (The) Ltd.	789,380	4,913
JSR Corp.	95,000	2,296
Keyence Corp.	9,100	1,991
Kirin Holdings Co. Ltd.	438,000	6,559
Komatsu Ltd.	102,300	2,976
Kose Corp.	181,478	5,146
Marui Co. Ltd.	107,500	1,358
Matsushita Electric Industrial Co. Ltd.	152,000	3,020
MID REIT, Inc.	460	2,328
Millea Holdings, Inc.	92,300	3,795
Mitsubishi Corp.	104,800	2,750
NORTHERN FUNDS QUARTERLY REPORT      2      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI — MANAGER INTERNATIONAL EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.0% – CONTINUED
Japan - 21.6% – (continued)
Mitsubishi Electric Corp.	220,000	$2,041
Mitsubishi Estate Co. Ltd.	232,000	6,315
Mitsubishi UFJ Financial Group, Inc.	496	5,481
Mitsui Engineering & Shipbuilding Co. Ltd.	535,000	2,865
Mitsui-Soko Co. Ltd.	358,587	2,141
NEC Electronics Corp. *	100,000	2,632
New City Residence Investment Corp.	283	1,575
Nippon Commercial Investment Corp.	497	2,164
Nippon Electric Glass Co. Ltd.	90,000	1,590
Nippon Oil Corp.	852,000	7,933
Nippon Residential Investment Corp.	295	1,714
Nippon Telegraph & Telephone Corp. ADR	512,200	11,355
Nipponkoa Insurance Co. Ltd.	747,852	6,745
Nomura Holdings, Inc.	425,399	8,295
NTT Data Corp.	876	4,164
NTT DoCoMo, Inc.	1,267	2,007
ORIX Corp.	4,280	1,128
Pioneer Corp.	161,500	2,201
Promise Co. Ltd.	84,650	2,614
Sankyo Co. Ltd.	115,500	4,870
Secom Co. Ltd.	42,400	2,002
Sega Sammy Holdings, Inc.	153,400	2,486
Sekisui House Ltd.	87,000	1,163
Seven & I Holdings Co. Ltd.	294,001	8,408
Sharp Corp.	170,000	3,232
Shin-Etsu Chemical Co. Ltd.	32,500	2,326
Shiseido Co. Ltd.	234,000	5,000
Sugi Pharmacy Co. Ltd.	106,390	2,433
Sumco Corp.	53,700	2,701
Sumitomo Bakelite Co. Ltd.	498,836	3,498
Sumitomo Forestry Co. Ltd.	188,185	1,824
Sumitomo Heavy Industries Ltd.	226,000	2,565
Sumitomo Mitsui Financial Group, Inc.	502	4,691
Sumitomo Realty & Development Co. Ltd.	41,000	1,339
Sumitomo Trust & Banking (The) Co. Ltd.	537,427	5,131
Suzuki Motor Corp.	111,322	3,166
T&D Holdings, Inc.	41,550	2,812
Takeda Pharmaceutical Co. Ltd.	64,020	4,140
Takefuji Corp.	196,400	6,606
TDK Corp.	18,500	1,792
Tokuyama Corp.	117,000	1,527
Tokyu Land Corp.	288,000	3,072
Toppan Printing Co. Ltd.	349,000	3,757
Toyota Motor Corp.	36,100	2,288
Wacoal Holdings Corp.	276,000	3,409
West Japan Railway Co.	622	2,901

		272,195

Mexico - 0.3%
America Movil S.A.B. de C.V. ADR, Series L	55,000	3,406

Netherlands - 5.6%
Aegon N.V.	110,581	2,191
Akzo Nobel N.V.	38,847	3,363
Corporate Express	263,802	4,064
European Aeronautic Defence & Space Co. N.V.	47,154	1,539
Heineken N.V.	87,060	5,125
ING Groep N.V. CVA	180,997	8,033
Koninklijke BAM Groep N.V.	95,908	2,724
Koninklijke Philips Electronics N.V.	118,928	5,081
Koninklijke Philips Electronics N.V. (New York Shares)	61,300	2,594
Royal Dutch Shell PLC ADR	147,080	12,259
Royal Dutch Shell PLC, Class A	147,891	6,044
Royal Dutch Shell PLC, Class B	79,669	3,332
Royal KPN N.V.	437,290	7,292
SBM Offshore N.V.	66,792	2,559
Unilever N.V. CVA	121,470	3,792

		69,992

Norway - 1.3%
Renewable Energy Corp. A/S *	182,400	7,115
Statoil ASA	217,422	6,766
Yara International ASA	81,900	2,472

		16,353

Papua New Guinea - 0.2%
Lihir Gold Ltd. *	1,261,150	3,208

Portugal - 0.3%
Energias de Portugal S.A.	311,930	1,727
Energias de Portugal S.A. ADR	46,490	2,568

		4,295

Russia - 0.2%
Evraz Group S.A. GDR (Registered)	64,728	2,660

MULTI — MANAGER FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.0% – CONTINUED
Singapore - 0.8%
City Developments Ltd.	292,000	$3,301
DBS Group Holdings Ltd.	421,725	6,283

		9,584

South Africa - 1.5%
AngloGold Ashanti Ltd. ADR	189,550	7,169
Gold Fields Ltd.	315,650	4,884
Impala Platinum Holdings Ltd.	208,678	6,374

		18,427

South Korea - 3.3%
Hyundai Motor Co.	32,750	2,588
Kookmin Bank ADR	43,850	3,847
Korea Electric Power Corp. ADR	325,010	7,118
KT Corp. ADR	460,490	10,803
Samsung Electronics Co. Ltd. GDR (1)	360	110
Samsung Electronics Co. Ltd. GDR (Registered) (1)	8,620	2,668
Samsung Heavy Industries Co. Ltd.	78,590	3,845
Samsung SDI Co. Ltd. GDR (1)	271,100	4,401
SK Telecom Co. Ltd. ADR	212,450	5,810

		41,190

Spain - 0.9%
Repsol YPF S.A.	203,137	8,043
Telefonica S.A.	126,324	2,828

		10,871

Sweden - 2.1%
Assa Abloy AB, Class B	103,400	2,290
Nordea Bank AB	507,003	7,969
Ssab Svenskt Stal AB, Class A	97,200	4,015
Swedbank AB, Class A	64,700	2,356
Telefonaktiebolaget LM Ericsson ADR	31,000	1,237
Telefonaktiebolaget LM Ericsson, Class B	2,276,721	9,142

		27,009

Switzerland - 3.3%
ABB Ltd. (Registered)	153,261	3,489
Clariant A.G. (Registered) *	175,700	2,863
Credit Suisse Group (Registered)	52,621	3,764
Julius Baer Holding A.G. (Registered)	32,482	2,338
Nestle S.A. (Registered)	24,677	9,416
Novartis A.G. (Registered)	104,616	5,911
Roche Holding A.G. (Genusschein)	36,986	6,584
Swatch Group A.G. (Registered)	43,984	2,503
Swiss Reinsurance (Registered)	13,636	1,250
Syngenta A.G. (Registered)	6,368	1,247
Zurich Financial Services A.G. (Registered)	5,985	1,859

		41,224

Taiwan - 1.2%
Chunghwa Telecom Co. Ltd. ADR	629,249	11,868
United Microelectronics Corp.	2,929,020	1,769
United Microelectronics Corp. ADR	307,258	1,051

		14,688

Thailand - 0.1%
Bangkok Bank PCL (Registered)	539,146	1,905

United Kingdom - 14.0%
Anglo American PLC *	38,384	2,270
BAE Systems PLC	577,974	4,700
Barclays PLC	151,687	2,120
Benfield Group Ltd.	251,440	1,632
Berkeley Group Holdings PLC *	59,411	2,125
BP PLC	977,750	11,838
BP PLC ADR	67,230	4,850
BT Group PLC	833,380	5,564
Burberry Group PLC	181,432	2,503
Cadbury Schweppes PLC	797,149	10,884
Carnival PLC	25,835	1,237
Dawnay Day Treveria PLC	1,552,767	2,362
Diageo PLC	372,560	7,757
GlaxoSmithKline PLC	530,248	13,894
Imperial Chemical Industries PLC	323,596	4,041
International Power PLC	922,454	7,955
Kesa Electricals PLC	64,104	405
Kingfisher PLC	1,667,231	7,582
Land Securities Group PLC	58,477	2,047
Lloyds TSB Group PLC	280,516	3,132
Lonmin PLC	48,140	3,886
Morrison WM Supermarkets PLC	396,904	2,411
Prudential PLC	252,867	3,625
Reckitt Benckiser PLC	34,120	1,874
Rio Tinto PLC	151,950	11,676
Rolls-Royce Group PLC *	270,219	2,922
Rolls-Royce Group PLC, B Shares	14,024,835	29
Royal Bank of Scotland Group PLC	388,527	4,938
Sainsbury (J.) PLC	404,829	4,751
Scottish & Southern Energy PLC	82,910	2,412
Smiths Group PLC	78,288	1,863
NORTHERN FUNDS QUARTERLY REPORT      4      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI — MANAGER INTERNATIONAL EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.0% – CONTINUED
United Kingdom - 14.0% – (continued)
Standard Chartered PLC	100,810	$3,299
Vodafone Group PLC	3,417,550	11,515
Vodafone Group PLC ADR	281,431	9,465
Whitbread PLC	94,608	3,360
Woolworths Group PLC	1,134,042	609
WPP Group PLC	555,400	8,347

		175,880

United States - 0.9%
Apex Silver Mines Ltd. *	273,200	5,513
Newmont Mining Corp.	155,000	6,054

		11,567

Total Common Stocks

(Cost $1,047,922)		1,196,091

PREFERRED STOCKS - 1.2%
Brazil - 0.5%
Centrais Eletricas Brasileiras S.A. ADR	294,000	4,350
Usinas Siderurgicas de Minas Gerais S.A., Class A	46,400	2,646

		6,996

Germany - 0.6%
Henkel KGaA	97,986	5,185
Hugo Boss A.G.	31,022	1,863

		7,048

South Korea - 0.1%
Samsung SDI Co. Ltd.	18,390	757

Total Preferred Stocks

(Cost $12,393)		14,801

INVESTMENT COMPANY - 2.8%
Northern Institutional Funds — Diversified Assets Portfolio(2)	34,793,221	34,793

Total Investment Company

(Cost $34,793)		34,793

RIGHTS - 0.0%
Veolia Environnement *	76,019	86

Total Rights

(Cost $-)		86

WARRANTS - 0.2%
Reliance Communications Ltd., Call Warrants, Exp. 1/25/11, Strike $0.00 *	206,704	2,632

Total Warrants

(Cost $1,739)		2,632

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.2%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$2,589	2,589

Total Short-Term Investment

(Cost $2,589)		2,589

Total Investments - 99.4%

(Cost $1,099,436)		1,250,992
Other Assets less Liabilities - 0.6%		7,339

NET ASSETS - 100.0%		$1,258,331

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
MULTI — MANAGER FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)
At June 30, 2007, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	32.4%
Japanese Yen	21.0
U.S. Dollar	15.9
British Pound	13.6
All other currencies less than 5%	17.1

Total	100.0%
At June 30, 2007, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
U.S. Dollar	421	British Pound	210	7/2/07	$1
U.S. Dollar	96	Euro	72	7/2/07	1
Japanese Yen	6,032	U.S. Dollar	49	7/2/07	—
Japenese Yen	12,666	U.S. Dollar	103	7/3/07	—
U.S. Dollar	114	Euro	85	7/4/07	—

Total					$2
At June 30, 2007, the industry sectors for the Multi-Manager International Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	10.0%
Consumer Staples	7.4
Energy	8.7
Financials	15.3
Health Care	3.4
Industrials	23.7
Information Technology	6.3
Materials	12.0
Telecommunication Services	9.3
Utilities	3.9

Total	100.0%
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,099,436

Gross tax appreciation of investments	$174,861

Gross tax depreciation of investments	(23,305)

Net tax appreciation of investments	$151,556

NORTHERN FUNDS QUARTERLY REPORT      6      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI — MANAGER MID CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.7%
Advertising - 0.4%
Focus Media Holding Ltd. ADR *	32,200	$1,626

Aerospace/Defense - 1.4%
L-3 Communications Holdings, Inc.	57,135	5,564

Apparel - 1.2%
Coach, Inc. *	70,835	3,357
Jones Apparel Group, Inc.	42,900	1,212
Kellwood Co.	13,500	379

		4,948

Auto Parts & Equipment - 0.8%
American Axle & Manufacturing Holdings, Inc.	33,400	989
ArvinMeritor, Inc.	33,600	746
Goodyear Tire & Rubber (The) Co. *	20,400	709
TRW Automotive Holdings Corp. *	21,300	785

		3,229

Banks - 3.5%
Associated Banc-Corp	25,800	844
BancorpSouth, Inc.	28,200	690
Comerica, Inc.	54,500	3,241
Commerce Bancorp, Inc. of New Jersey	66,790	2,470
East-West Bancorp, Inc.	32,605	1,268
First Horizon National Corp.	15,600	608
FirstMerit Corp.	33,300	697
Huntington Bancshares, Inc. of Ohio	75,100	1,708
KeyCorp	43,200	1,483
UnionBanCal Corp.	19,300	1,152

		14,161

Beverages - 1.4%
Coca-Cola Enterprises, Inc.	52,600	1,262
Hansen Natural Corp. *	39,600	1,702
Molson Coors Brewing Co., Class B	9,600	888
Pepsi Bottling Group, Inc.	50,100	1,687

		5,539

Biotechnology - 0.3%
InterMune, Inc. *	10,400	270
Vertex Pharmaceuticals, Inc. *	28,000	800

		1,070

Building Materials - 0.7%
Lennox International, Inc.	39,000	1,335
Masco Corp.	47,400	1,349

		2,684

Chemicals - 3.4%
Lubrizol Corp.	26,900	1,736
Lyondell Chemical Co.	45,400	1,685
Olin Corp.	87,900	1,846
PolyOne Corp. *	60,300	433
PPG Industries, Inc.	24,000	1,827
RPM International, Inc.	43,800	1,012
Schulman (A.), Inc.	30,200	735
Sensient Technologies Corp.	55,300	1,404
Sherwin-Williams (The) Co.	21,000	1,396
Spartech Corp.	30,500	810
Valspar Corp.	23,900	679

		13,563

Commercial Services - 3.5%
Advisory Board (The) Co. *	24,000	1,333
Bright Horizons Family Solutions, Inc. *	12,613	491
Corporate Executive Board Co.	24,500	1,590
Donnelley (R.R.) & Sons Co.	32,200	1,401
Manpower, Inc.	25,830	2,382
Monster Worldwide, Inc. *	31,600	1,299
Resources Connection, Inc. *	57,900	1,921
Robert Half International, Inc.	30,600	1,117
Strayer Education, Inc.	12,700	1,673
TravelCenters of America LLC *	2,470	100
United Rentals, Inc. *	18,800	612

		13,919

Computers - 4.2%
Brocade Communications Systems, Inc. *	175,200	1,370
Cognizant Technology Solutions Corp., Class A *	68,610	5,152
Computer Sciences Corp. *	28,000	1,656
Data Domain, Inc. *	7,100	163
Factset Research Systems, Inc.	49,715	3,398
Lexmark International, Inc., Class A *	42,400	2,091
Research In Motion Ltd. *	10,100	2,020
Seagate Technology	46,200	1,006

		16,856

Cosmetics/Personal Care - 0.4%
Bare Escentuals, Inc. *	43,100	1,472

Distribution/Wholesale - 1.5%
Fastenal Co.	76,735	3,212
Grainger (W.W.), Inc.	15,400	1,433
LKQ Corp. *	58,455	1,442

		6,087

MULTI — MANAGER FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.7% – CONTINUED
Diversified Financial Services - 4.9%
Affiliated Managers Group, Inc. *	34,970	$4,503
AmeriCredit Corp. *	41,200	1,094
Chicago Mercantile Exchange Holdings, Inc., Class A	3,927	2,099
CIT Group, Inc.	44,500	2,440
Eaton Vance Corp.	39,735	1,756
Edwards (A.G.), Inc.	7,900	668
Financial Federal Corp.	38,800	1,157
GFI Group, Inc. *	21,500	1,558
IntercontinentalExchange, Inc. *	5,400	798
Nuveen Investments, Inc., Class A	42,885	2,665
Price (T. Rowe) Group, Inc.	16,500	856

		19,594

Electric - 4.3%
Alliant Energy Corp.	39,700	1,542
American Electric Power Co., Inc.	40,500	1,824
Centerpoint Energy, Inc.	50,400	877
DTE Energy Co.	24,200	1,167
Energy East Corp.	82,900	2,163
OGE Energy Corp.	10,100	370
Pepco Holdings, Inc.	84,500	2,383
Pinnacle West Capital Corp.	35,100	1,399
Puget Energy, Inc.	37,000	895
TECO Energy, Inc.	65,900	1,132
Westar Energy, Inc.	68,400	1,661
Xcel Energy, Inc.	74,800	1,531

		16,944

Electrical Components & Equipment - 0.3%
Energy Conversion Devices, Inc. *	34,200	1,054

Electronics - 1.4%
Amphenol Corp., Class A	72,305	2,578
Kemet Corp. *	87,500	617
Sanmina-SCI Corp. *	58,200	182
Technitrol, Inc.	33,600	963
Vishay Intertechnology, Inc. *	76,700	1,213

		5,553

Engineering & Construction - 0.5%
Foster Wheeler Ltd. *	19,500	2,086

Environmental Control - 0.9%
Stericycle, Inc. *	84,355	3,750

Food - 1.4%
Del Monte Foods Co.	36,900	449
JM Smucker (The) Co.	13,800	879
Seaboard Corp.	900	2,110
SUPERVALU, Inc.	46,200	2,140

		5,578

Forest Products & Paper - 0.2%
MeadWestvaco Corp.	24,000	847

Gas - 0.8%
AGL Resources, Inc.	39,800	1,611
Nicor, Inc.	21,000	901
WGL Holdings, Inc.	21,600	705

		3,217

Hand/Machine Tools - 0.9%
Black & Decker Corp.	26,400	2,332
Lincoln Electric Holdings, Inc.	18,740	1,391

		3,723

Healthcare — Products - 5.5%
Bard (C.R.), Inc.	23,905	1,975
Datascope Corp.	19,600	750
Dentsply International, Inc.	58,710	2,246
Hologic, Inc. *	29,200	1,615
IDEXX Laboratories, Inc. *	31,580	2,988
Intuitive Surgical, Inc. *	13,400	1,860
Kyphon, Inc. *	34,530	1,663
Palomar Medical Technologies, Inc. *	17,800	618
Resmed, Inc. *	68,310	2,818
Stryker Corp.	47,865	3,020
Varian Medical Systems, Inc. *	59,060	2,511

		22,064

Healthcare — Services - 2.0%
Apria Healthcare Group, Inc. *	5,100	147
Covance, Inc. *	45,980	3,152
Coventry Health Care, Inc. *	31,490	1,816
Healthways, Inc. *	52,190	2,472
Universal Health Services, Inc., Class B	3,400	209

		7,796

Home Furnishings - 0.8%
Ethan Allen Interiors, Inc.	53,500	1,832
Whirlpool Corp.	11,700	1,301

		3,133

NORTHERN FUNDS QUARTERLY REPORT      2      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI — MANAGER MID CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.7% – CONTINUED
Household Products/Wares - 0.5%
Blyth, Inc.	32,700	$869
Tupperware Brands Corp.	45,300	1,302

		2,171

Insurance - 6.4%
Assurant, Inc.	16,800	990
CIGNA Corp.	20,700	1,081
Cincinnati Financial Corp.	19,400	842
Commerce Group, Inc.	72,100	2,503
eHealth, Inc. *	29,880	570
Everest Re Group Ltd.	4,900	532
LandAmerica Financial Group, Inc.	20,100	1,940
Lincoln National Corp.	13,500	958
MBIA, Inc.	26,700	1,661
MGIC Investment Corp.	25,800	1,467
National Interstate Corp.	51,737	1,349
Nationwide Financial Services, Inc., Class A	40,200	2,542
Ohio Casualty Corp.	66,500	2,880
PMI Group (The), Inc.	17,800	795
Presidential Life Corp.	19,600	385
Radian Group, Inc.	15,100	815
SAFECO Corp.	53,300	3,319
Security Capital Assurance Ltd.	25,100	775

		25,404

Internet - 2.6%
Akamai Technologies, Inc. *	57,875	2,815
Baidu.com ADR *	8,600	1,445
Cogent Communications Group, Inc. *	48,702	1,455
Ctrip.com International Ltd. ADR	27,900	2,194
Digital River, Inc. *	33,175	1,501
NetFlix, Inc. *	49,000	950

		10,360

Iron/Steel - 1.3%
Allegheny Technologies, Inc.	15,100	1,583
Steel Dynamics, Inc.	30,200	1,266
United States Steel Corp.	21,600	2,349

		5,198

Leisure Time - 0.8%
Brunswick Corp.	21,900	714
K2, Inc. *	62,600	951
Polaris Industries, Inc.	27,800	1,506

		3,171

Lodging - 0.7%
Home Inns & Hotels Management, Inc. ADR *	29,900	963
Wynn Resorts Ltd.	18,400	1,650

		2,613

Machinery — Construction & Mining - 1.3%
Joy Global, Inc.	86,990	5,074

Machinery — Diversified - 1.0%
Albany International Corp., Class A	10,500	425
Flowserve Corp.	16,700	1,196
IDEX Corp.	59,375	2,288

		3,909

Media - 0.6%
Belo Corp., Class A	43,800	902
Gannett Co., Inc.	20,200	1,110
Tribune Co.	10,107	297

		2,309

Metal Fabrication/Hardware - 0.8%
Precision Castparts Corp.	13,600	1,651
Timken (The) Co.	40,800	1,473

		3,124

Miscellaneous Manufacturing - 2.2%
Donaldson Co., Inc.	48,140	1,711
Leggett & Platt, Inc.	70,200	1,548
Parker Hannifin Corp.	25,800	2,526
Roper Industries, Inc.	51,585	2,946

		8,731

Office Furnishings - 0.4%
Steelcase, Inc., Class A	77,657	1,437

Office/Business Equipment - 0.7%
IKON Office Solutions, Inc.	55,700	870
Xerox Corp. *	103,900	1,920

		2,790

Oil & Gas - 3.4%
Apache Corp.	19,415	1,584
Hess Corp.	23,400	1,380
Patterson-UTI Energy, Inc.	94,600	2,479
Sunoco, Inc.	33,000	2,629
Tesoro Corp.	37,000	2,115
XTO Energy, Inc.	58,355	3,507

		13,694

Oil & Gas Services - 4.3%
BJ Services Co.	44,275	1,259
MULTI — MANAGER FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.7% – CONTINUED
Oil & Gas Services - 4.3% – (continued)
Compagnie Generale de Geophysique-Veritas ADR *	36,775	$1,828
Core Laboratories N.V. *	14,500	1,475
FMC Technologies, Inc. *	43,845	3,473
Oceaneering International, Inc. *	31,000	1,632
SEACOR Holdings, Inc. *	15,600	1,457
Smith International, Inc.	100,515	5,894

		17,018

Packaging & Containers - 0.2%
Sonoco Products Co.	21,700	929

Pharmaceuticals - 0.9%
CV Therapeutics, Inc. *	32,400	428
King Pharmaceuticals, Inc. *	100,900	2,065
Watson Pharmaceuticals, Inc. *	29,000	943

		3,436

Real Estate Investment Trusts - 2.1%
American Home Mortgage Investment Corp.	25,700	472
Anthracite Capital, Inc.	52,100	610
Capital Trust, Inc. of New York, Class A	17,500	597
Entertainment Properties Trust	14,000	753
Equity Inns, Inc.	27,700	621
FelCor Lodging Trust, Inc.	26,600	692
Hospitality Properties Trust	24,700	1,025
Newcastle Investment Corp.	25,100	629
Parkway Properties, Inc. of Maryland	14,800	711
Plum Creek Timber Co., Inc.	20,900	871
RAIT Financial Trust	24,700	643
Ramco-Gershenson Properties	19,400	697

		8,321

Retail - 6.5%
Bed Bath & Beyond, Inc. *	53,215	1,915
Borders Group, Inc.	10,300	196
Chipotle Mexican Grill, Inc., Class A *	7,200	614
Chipotle Mexican Grill, Inc., Class B *	12,800	1,006
Darden Restaurants, Inc.	18,100	796
Dick’s Sporting Goods, Inc. *	57,555	3,348
Dillard’s, Inc., Class A	26,600	956
Family Dollar Stores, Inc.	34,300	1,177
O’Reilly Automotive, Inc. *	107,600	3,933
P.F. Chang’s China Bistro, Inc. *	45,300	1,595
Panera Bread Co., Class A *	48,140	2,217
PetSmart, Inc.	85,475	2,774
Ruby Tuesday, Inc.	71,600	1,885
Tractor Supply Co. *	39,020	2,031
Urban Outfitters, Inc. *	39,100	940
Zumiez, Inc. *	18,700	707

		26,090

Savings & Loans - 0.1%
Washington Federal, Inc.	22,000	535

Semiconductors - 2.2%
Atmel Corp. *	55,200	307
Cavium Networks, Inc. *	35,500	803
Hittite Microwave Corp. *	24,600	1,051
Linear Technology Corp.	43,800	1,585
Marvell Technology Group Ltd. *	108,200	1,970
MKS Instruments, Inc. *	47,754	1,323
Novellus Systems, Inc. *	22,100	627
Photronics, Inc. *	15,400	229
Zoran Corp. *	40,500	812

		8,707

Software - 6.6%
Adobe Systems, Inc. *	68,765	2,761
Ansys, Inc. *	130,430	3,456
Cerner Corp. *	61,110	3,390
Citrix Systems, Inc. *	84,080	2,831
Electronic Arts, Inc. *	58,875	2,786
Fiserv, Inc. *	63,125	3,585
Global Payments, Inc.	55,780	2,212
Intuit, Inc. *	82,670	2,487
Salesforce.com, Inc. *	38,000	1,629
SEI Investments Co.	26,200	761
SYNNEX Corp. *	28,000	577

		26,475

Telecommunications - 1.5%
Amdocs Ltd. *	85,750	3,415
Clearwire Corp., Class A *	39,500	965
Infinera Corp. *	33,000	822
RF Micro Devices, Inc. *	98,100	612

		5,814

Toys, Games & Hobbies - 0.8%
Hasbro, Inc.	64,700	2,032
Mattel, Inc.	53,100	1,343

		3,375

NORTHERN FUNDS QUARTERLY REPORT      4      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS SCHEDULE OF INVESTMENTS MULTI — MANAGER MID CAP FUND (continued)	JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.7% – CONTINUED
Transportation - 3.2%
C.H. Robinson Worldwide, Inc.	50,595	$2,657
Con-way, Inc.	16,700	839
Expeditors International Washington, Inc.	62,045	2,563
Laidlaw International, Inc.	28,600	988
Overseas Shipholding Group	27,200	2,214
Ryder System, Inc.	9,500	511
Tidewater, Inc.	30,700	2,176
YRC Worldwide, Inc. *	21,000	773

		12,721

Total Common Stocks

(Cost $348,846)		389,463

INVESTMENT COMPANY - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio (1)	8,489,623	8,490

Total Investment Company

(Cost $8,490)		8,490

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.4%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$1,654	1,654

Total Short-Term Investment

(Cost $1,654)		1,654

Total Investments - 100.3%

(Cost $358,990)		399,607
Liabilities less Other Assets — (0.3)%		(1,055)

NET ASSETS - 100.0%		$398,552

(1)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$358,990

Gross tax appreciation of investments	$48,432

Gross tax depreciation of investments	(7,815)

Net tax appreciation of investments	$40,617

MULTI - MANAGER FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI— MANAGER SMALL CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5%
Advertising - 0.7%
inVentiv Health, Inc. *	35,130	$1,286
ValueVision Media, Inc., Class A *	61,250	693

		1,979

Aerospace/Defense - 0.0%
Aerovironment, Inc. *	600	12

Agriculture - 0.6%
Alliance One International, Inc. *	37,269	374
Andersons (The), Inc.	25,515	1,157
Universal Corp. of Virginia	100	6

		1,537

Airlines - 0.0%
Allegiant Travel Co. *	1,100	34
Copa Holdings S.A., Class A	100	6
ExpressJet Holdings, Inc. *	9,500	57
Pinnacle Airlines Corp. *	1,500	28

		125

Apparel - 2.0%
Coach, Inc. *	20,825	987
CROCS, Inc. *	46,920	2,019
Deckers Outdoor Corp. *	1,900	192
G-III Apparel Group Ltd. *	5,700	90
Hartmarx Corp. *	2,300	18
Iconix Brand Group, Inc. *	53,780	1,195
Jones Apparel Group, Inc.	1,410	40
Kellwood Co.	6,920	195
Perry Ellis International, Inc. *	17,731	570

		5,306

Auto Manufacturers - 0.0%
Force Protection, Inc. *	4,200	87

Auto Parts & Equipment - 1.1%
Aftermarket Technology Corp. *	35,000	1,039
American Axle & Manufacturing Holdings, Inc.	1,200	36
BorgWarner, Inc.	12,200	1,050
Cooper Tire & Rubber Co.	15,800	436
Lear Corp. *	2,000	71
Standard Motor Products, Inc.	7,200	108
Visteon Corp. *	33,700	273

		3,013

Banks - 4.1%
Bank Mutual Corp.	11,300	130
Boston Private Financial Holdings, Inc.	46,000	1,236
Cascade Bancorp	6,705	155
Cathay General Bancorp	41,000	1,375
Central Pacific Financial Corp.	3,080	102
Chittenden Corp.	1,900	66
City National Corp. of California	100	8
CVB Financial Corp.	108,100	1,202
East-West Bancorp, Inc.	900	35
First Financial Bankshares, Inc.	100	4
First Regional Bancorp of California *	2,122	54
First South Bancorp, Inc. of North Carolina	1,029	28
Greater Bay Bancorp	1,725	48
Greene Bankshares, Inc.	100	3
Hanmi Financial Corp.	21,688	370
Heritage Commerce Corp.	1,500	35
Horizon Financial Corp.	1,761	38
Independent Bank Corp. of Massachusetts	100	3
International Bancshares Corp.	51,000	1,307
Intervest Bancshares Corp.	520	15
Preferred Bank of California	6,972	279
Prosperity Bancshares, Inc.	30,500	999
Republic Bancorp, Inc. of Kentucky, Class A	100	2
Royal Bancshares of Pennsylvania, Inc., Class A	100	2
Signature Bank of New York *	19,950	680
South Financial Group (The), Inc.	1,600	36
Southwest Bancorp, Inc. of Oklahoma	1,400	34
Superior Bancorp *	72,000	736
Tompkins Financial Corp.	100	4
Trustco Bank Corp. of New York	41,500	410
Umpqua Holdings Corp.	22,600	531
Vineyard National Bancorp	4,305	99
Virginia Commerce Bancorp *	5,434	92
W. Holding Co., Inc.	250,000	660
Wintrust Financial Corp.	6,200	272

		11,050

Beverages - 0.0%
Molson Coors Brewing Co., Class B	100	9
National Beverage Corp. *	852	10

		19

Biotechnology - 1.7%
Acorda Therapeutics, Inc. *	2,300	39
Applera Corp. — Celera Group *	19,620	243
Cambrex Corp.	15,800	210
MULTI — MANAGER FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Biotechnology - 1.7% – (continued)
Integra LifeSciences Holdings Corp. *	39,160	$1,935
Kosan Biosciences, Inc. *	12,800	67
Lifecell Corp. *	26,390	806
Millennium Pharmaceuticals, Inc. *	39,619	419
Omrix Biopharmaceuticals, Inc. *	2,200	69
Savient Pharmaceuticals, Inc. *	38,597	480
SuperGen, Inc. *	24,800	138

		4,406

Chemicals - 2.9%
Airgas, Inc.	29,950	1,435
Ashland, Inc.	23	2
Celanese Corp., Class A	100	4
CF Industries Holdings, Inc.	11,840	709
Ecolab, Inc.	24,830	1,060
Innospec, Inc.	3,734	221
Landec Corp. *	66,300	888
Metabolix, Inc. *	2,000	50
OM Group, Inc. *	8,268	438
Rockwood Holdings, Inc. *	1,900	69
RPM International, Inc.	50,000	1,156
Stepan Co.	2,450	74
Terra Industries, Inc. *	12,430	316
Tronox, Inc., Class B	100	1
UAP Holding Corp.	39,120	1,179

		7,602

Commercial Services - 8.2%
ABM Industries, Inc.	18,700	483
Albany Molecular Research, Inc. *	14,807	220
Alliance Data Systems Corp. *	25,525	1,972
Arbitron, Inc.	3,330	172
Bowne & Co., Inc.	10,000	195
Chemed Corp.	21,500	1,425
Coinstar, Inc. *	49,540	1,559
Corinthian Colleges, Inc. *	85,000	1,385
Cornell Cos., Inc. *	6,000	147
Corvel Corp. *	4,324	113
CPI Corp.	5,929	412
Dollar Thrifty Automotive Group *	4,485	183
DynCorp International, Inc., Class A *	6,200	136
Euronet Worldwide, Inc. *	38,810	1,132
FirstService Corp., Voting Shares *	41,910	1,510
FTI Consulting, Inc. *	13,200	502
Gartner, Inc. *	14,800	364
Geo Group (The), Inc. *	39,060	1,137
Great Lakes Dredge & Dock Corp. *	6,000	57
Heartland Payment Systems, Inc.	39,080	1,146
Huron Consulting Group, Inc. *	14,490	1,058
Integrated Electrical Services, Inc. *	300	10
ITT Educational Services, Inc. *	300	35
Kelly Services, Inc., Class A	2,300	63
Kforce, Inc. *	73,900	1,181
Navigant Consulting, Inc. *	84,000	1,559
On Assignment, Inc. *	80,780	866
Parexel International Corp. *	400	17
PharmaNet Development Group, Inc. *	5,600	178
Pre-Paid Legal Services, Inc. *	6,500	418
Sotheby’s	5,800	267
Spherion Corp. *	31,611	297
Standard Parking Corp. *	371	13
TeleTech Holdings, Inc. *	9,480	308
Viad Corp.	900	38
Volt Information Sciences, Inc. *	11,466	211
WNS Holdings Ltd. ADR *	34,420	980

		21,749

Computers - 3.6%
Agilysys, Inc.	23,820	536
Ansoft Corp. *	10,431	308
CACI International, Inc., Class A *	46,790	2,286
CIBER, Inc. *	10,713	88
Electronics for Imaging, Inc. *	52,200	1,473
Immersion Corp. *	10,100	151
Komag, Inc. *	30,900	985
Manhattan Associates, Inc. *	6,500	182
Netscout Systems, Inc. *	10,633	92
Radiant Systems, Inc. *	101,320	1,342
Silicon Storage Technology, Inc. *	47,700	178
Smart Modular Technologies WWH, Inc. *	3,500	48
STEC, Inc. *	9,700	62
SYKES Enterprises, Inc. *	110	2
Synopsys, Inc. *	14,580	385
Unisys Corp. *	150,000	1,371

		9,489

NORTHERN FUNDS QUARTERLY REPORT      2      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI— MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Distribution/Wholesale - 2.3%
Beacon Roofing Supply, Inc. *	55,910	$950
Bell Microproducts, Inc. *	15,800	103
Central European Distribution Corp. *	40,435	1,400
Houston Wire & Cable Co. *	27,280	775
Huttig Building Products, Inc. *	74,500	564
Ingram Micro, Inc., Class A *	8,940	194
Tech Data Corp. *	9,897	381
United Stationers, Inc. *	28,438	1,895

		6,262

Diversified Financial Services - 3.8%
Affiliated Managers Group, Inc. *	13,820	1,779
AmeriCredit Corp. *	16,300	433
Cohen & Steers, Inc.	1,700	74
Cowen Group, Inc. *	2,700	48
Epoch Holding Corp. *	3,000	40
Interactive Brokers Group, Inc. , Class A *	38,780	1,052
IntercontinentalExchange, Inc. *	7,960	1,177
Janus Capital Group, Inc.	6,900	192
Ladenburg Thalmann Financial Services, Inc. *	9,000	21
National Financial Partners Corp.	25,860	1,198
Penson Worldwide, Inc. *	38,165	936
Piper Jaffray Cos. *	5,320	296
Portfolio Recovery Associates, Inc.	22,590	1,356
World Acceptance Corp. *	37,669	1,610

		10,212

Electric - 1.1%
Alliant Energy Corp.	100	4
Aquila, Inc. *	100	—
Centerpoint Energy, Inc.	100	2
Central Vermont Public Service Corp.	2,550	96
El Paso Electric Co. *	4,400	108
ITC Holdings Corp.	23,500	955
Pike Electric Corp. *	58,200	1,303
Portland General Electric Co.	1,330	36
Reliant Energy, Inc. *	10,500	283
Westar Energy, Inc.	9,035	219

		3,006

Electrical Components & Equipment - 0.8%
Ametek, Inc.	24,200	960
Belden, Inc.	9,300	515
General Cable Corp. *	1,740	132
Greatbatch, Inc. *	5,412	175
Powell Industries, Inc. *	4,200	134
Superior Essex, Inc. *	9,000	336

		2,252

Electronics - 3.7%
Analogic Corp.	2,830	208
Benchmark Electronics, Inc. *	54,500	1,233
Coherent, Inc. *	34,500	1,053
Flir Systems, Inc. *	43,170	1,997
II-VI, Inc. *	3,400	92
Methode Electronics, Inc.	8,500	133
Mettler-Toledo International, Inc. *	100	9
Plexus Corp. *	61,000	1,402
Sonic Solutions, Inc. *	45,010	568
TTM Technologies, Inc. *	136,910	1,780
Varian, Inc. *	9,300	510
Watts Water Technologies, Inc., Class A	24,500	918

		9,903

Engineering & Construction - 0.6%
Aecom Technology Corp. *	37,065	920
EMCOR Group, Inc. *	6,370	464
Perini Corp. *	3,300	203
Stanley, Inc. *	3,000	53

		1,640

Entertainment - 1.4%
Lakes Entertainment, Inc. *	100	1
Lions Gate Entertainment Corp. *	99,750	1,100
Macrovision Corp. *	40,600	1,221
Penn National Gaming, Inc. *	11,700	703
Shuffle Master, Inc. *	38,990	647

		3,672

Food - 1.3%
American Dairy, Inc. *	1,000	19
Chiquita Brands International, Inc. *	16,200	307
Flowers Foods, Inc.	1,200	40
Fresh Del Monte Produce, Inc.	1,500	38
Ingles Markets, Inc., Class A	11,360	391
J & J Snack Foods Corp.	27,700	1,045
Performance Food Group Co. *	34,183	1,111
Sanderson Farms, Inc.	1,400	63
Seaboard Corp.	59	138
Spartan Stores, Inc.	5,973	197

		3,349

MULTI — MANAGER FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Forest Products & Paper - 0.6%
Domtar Corp. *	1,200	$13
Neenah Paper, Inc.	32,500	1,341
Rock-Tenn Co., Class A	4,535	144
Schweitzer-Mauduit International, Inc.	390	12

		1,510

Gas - 0.4%
New Jersey Resources Corp.	18,200	928
Northwest Natural Gas Co.	300	14

		942

Hand/Machine Tools - 0.1%
Baldor Electric Co.	3,100	153

Healthcare — Products - 7.0%
Advanced Medical Optics, Inc. *	40,500	1,413
Align Technology, Inc. *	12,900	312
American Medical Systems Holdings, Inc. *	61,700	1,113
Conmed Corp. *	8,500	249
Cooper Cos., Inc.	27,400	1,461
Cynosure, Inc. , Class A *	600	22
DJO, Inc. *	51,380	2,120
ICU Medical, Inc. *	31,000	1,331
Immucor, Inc. *	12,390	346
Intuitive Surgical, Inc. *	6,470	898
Kyphon, Inc. *	32,770	1,578
LCA-Vision, Inc.	20,650	976
NuVasive, Inc. *	41,780	1,128
Patterson Cos., Inc. *	29,450	1,098
PSS World Medical, Inc. *	100	2
Resmed, Inc. *	48,385	1,996
Sonic Innovations, Inc. *	5,100	45
SurModics, Inc. *	23,610	1,180
West Pharmaceutical Services, Inc.	27,990	1,320
Xtent, Inc. *	1,800	18
Zoll Medical Corp. *	6,280	140

		18,746

Healthcare — Services - 2.3%
Apria Healthcare Group, Inc. *	15,000	431
Healthways, Inc. *	35,420	1,678
Kindred Healthcare, Inc. *	16,400	504
Magellan Health Services, Inc. *	34,500	1,603
Matria Healthcare, Inc. *	11,600	351
Psychiatric Solutions, Inc. *	41,440	1,503

		6,070

Home Builders - 0.7%
Amrep Corp.	1,845	88
Thor Industries, Inc.	26,000	1,174
Winnebago Industries, Inc.	18,100	534

		1,796

Home Furnishings - 0.4%
DTS, Inc. *	43,490	947

Household Products/Wares - 0.4%
American Greetings Corp., Class A	6,804	193
Jarden Corp. *	21,845	939

		1,132

Insurance - 2.3%
ACA Capital Holdings, Inc. *	9,500	113
Alleghany Corp. *	100	41
American Physicians Capital, Inc. *	1,876	76
Amerisafe, Inc. *	1,600	31
Assured Guaranty Ltd.	7,700	228
FBL Financial Group, Inc., Class A	780	31
IPC Holdings Ltd.	6,000	194
Max Capital Group Ltd.	5,900	167
Odyssey Re Holdings Corp.	6,400	274
Primus Guaranty Ltd. *	89,240	957
SeaBright Insurance Holdings, Inc. *	6,039	106
Security Capital Assurance Ltd.	32,250	995
Selective Insurance Group, Inc.	40,500	1,089
StanCorp Financial Group, Inc.	20,600	1,081
W.R. Berkley Corp.	19,435	632

		6,015

Internet - 3.3%
AsiaInfo Holdings, Inc. *	21,800	212
Authorize.Net Holdings, Inc. *	26,390	472
Blue Nile, Inc. *	5,500	332
Chordiant Software, Inc. *	11,900	186
CyberSource Corp. *	63,850	770
F5 Networks, Inc. *	10,090	813
Imergent, Inc.	37,370	914
Infospace, Inc.	8,293	193
Interwoven, Inc. *	27,976	393
j2 Global Communications, Inc. *	53,760	1,876
RealNetworks, Inc. *	16,060	131
S1 Corp. *	28,090	225
Shutterfly, Inc. *	10,500	226
SonicWALL, Inc. *	21,396	184
NORTHERN FUNDS QUARTERLY REPORT      4      MULTI — MANAGER FUNDS

MULTI — MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI—MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Internet - 3.3% – (continued)
United Online, Inc.	2,300	$38
ValueClick, Inc. *	49,120	1,447
Vignette Corp. *	18,060	346

		8,758

Investment Companies - 0.1%
Capital Southwest Corp.	905	141

Iron/Steel - 0.2%
Cleveland-Cliffs, Inc.	800	62
Olympic Steel, Inc.	1,339	39
Ryerson, Inc.	8,000	301
Schnitzer Steel Industries, Inc., Class A	1,800	86
Wheeling-Pittsburgh Corp. *	4,110	78

		566

Leisure Time - 0.4%
K2, Inc. *	63,000	957

Machinery — Diversified - 0.8%
AGCO Corp. *	5,497	239
Flow International Corp. *	112,060	1,412
Hurco Cos., Inc. *	2,200	110
NACCO Industries, Inc., Class A	2,110	328

		2,089

Media - 0.7%
Belo Corp., Class A	14,600	301
Central European Media Enterprises Ltd., Class A *	14,900	1,454
Cox Radio, Inc., Class A *	16,646	237

		1,992

Metal Fabrication/Hardware - 0.2%
Ampco-Pittsburgh Corp.	1,890	76
Haynes International, Inc. *	2,400	203
Mueller Industries, Inc.	6,100	210
RBC Bearings, Inc. *	900	37

		526

Mining - 0.3%
Brush Engineered Materials, Inc. *	2,700	113
Uranium Resources, Inc. *	2,100	23
USEC, Inc. *	31,380	690

		826

Miscellaneous Manufacturing - 2.3%
Actuant Corp., Class A	17,940	1,131
Acuity Brands, Inc.	1,720	104
AZZ, Inc. *	1,300	44
EnPro Industries, Inc. *	1,977	84
Harsco Corp.	16,000	832
Hexcel Corp. *	46,500	980
LSB Industries, Inc. *	600	13
Matthews International Corp., Class A	41,200	1,797
Roper Industries, Inc.	19,000	1,085
SPX Corp.	306	27
Teleflex, Inc.	100	8
Tredegar Corp.	4,149	88

		6,193

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.	25,369	396

Oil & Gas - 1.1%
Atlas America, Inc.	1,500	81
Holly Corp.	5,552	412
Plains Exploration & Production Co. *	2,000	96
Quicksilver Resources, Inc. *	32,000	1,426
Rosetta Resources, Inc. *	12,100	261
Swift Energy Co. *	8,030	343
Western Refining, Inc.	4,600	266

		2,885

Oil & Gas Services - 2.0%
Lufkin Industries, Inc.	16,140	1,042
Matrix Service Co. *	2,700	67
Newpark Resources, Inc. *	13,400	104
Oceaneering International, Inc. *	29,600	1,558
SEACOR Holdings, Inc. *	500	47
Tetra Technologies, Inc. *	78,155	2,204
Trico Marine Services, Inc. *	8,093	331
Universal Compression Holdings, Inc. *	900	65

		5,418

Packaging & Containers - 0.5%
AEP Industries, Inc. *	1,900	85
Ball Corp.	24,880	1,323

		1,408

Pharmaceuticals - 2.6%
Barr Pharmaceuticals, Inc. *	20,555	1,033
Bradley Pharmaceuticals, Inc. *	400	9
Caraco Pharmaceutical Laboratories Ltd. *	17,680	268
Express Scripts, Inc. *	39,880	1,994
Javelin Pharmaceuticals, Inc. *	10,300	64
MULTI — MANAGER FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Pharmaceuticals - 2.6% – (continued)
NBTY, Inc. *	5,835	$252
Pharmion Corp. *	11,400	330
Pozen, Inc. *	11,900	215
Santarus, Inc. *	176,390	912
Sciele Pharma, Inc. *	52,000	1,225
VCA Antech, Inc. *	20,175	760

		7,062

Pipelines - 0.0%
Oneok, Inc.	900	45

Real Estate - 0.1%
Avatar Holdings, Inc. *	303	23
Jones Lang LaSalle, Inc.	1,235	140

		163

Real Estate Investment Trusts - 1.3%
Arbor Realty Trust, Inc.	15,360	396
BRT Realty Trust	1,900	49
Crystal River Capital, Inc.	11,000	267
Entertainment Properties Trust	8,200	441
Equity One, Inc.	12,800	327
Gramercy Capital Corp. of New York	3,650	101
HRPT Properties Trust	11,600	121
Medical Properties Trust, Inc.	17,832	236
NorthStar Realty Finance Corp.	9,770	122
Potlatch Corp.	8,100	349
RAIT Financial Trust	14,100	367
Redwood Trust, Inc.	5,115	248
Resource Capital Corp.	5,100	71
Saul Centers, Inc.	1,900	86
Senior Housing Properties Trust	8,143	166
Winston Hotels, Inc.	738	11

		3,358

Retail - 7.3%
Abercrombie & Fitch Co., Class A	9,800	715
AC Moore Arts & Crafts, Inc. *	64,550	1,266
Aeropostale, Inc. *	5,300	221
Asbury Automotive Group, Inc.	18,057	451
AutoNation, Inc. *	3,240	73
Big Lots, Inc. *	2,030	60
Borders Group, Inc.	80,000	1,525
Brown Shoe Co., Inc.	5,160	125
Buffalo Wild Wings, Inc. *	4,200	175
CEC Entertainment, Inc. *	10,040	353
Duckwall-ALCO Stores, Inc. *	14,960	558
Ezcorp, Inc., Class A *	14,672	194
Fred’s, Inc.	39,000	522
GameStop Corp., Class A *	29,030	1,135
Group 1 Automotive, Inc.	37,232	1,502
Jack in the Box, Inc. *	6,810	483
Jo-Ann Stores, Inc. *	6,900	196
Jos. A. Bank Clothiers, Inc. *	29,010	1,203
Landry’s Restaurants, Inc.	9,600	291
McCormick & Schmick’s Seafood Restaurants, Inc. *	31,600	820
O’Charleys, Inc.	7,230	146
Office Depot, Inc. *	29,870	905
Payless Shoesource, Inc. *	4,200	133
PC Connection, Inc. *	3,500	46
Rush Enterprises, Inc., Class A *	3,960	86
School Specialty, Inc. *	47,000	1,666
Select Comfort Corp. *	84,000	1,362
Sonic Automotive, Inc., Class A	17,370	503
Systemax, Inc.	5,500	114
Tractor Supply Co. *	24,630	1,282
World Fuel Services Corp.	32,790	1,379

		19,490

Savings & Loans - 0.4%
BankFinancial Corp.	100	2
Downey Financial Corp.	6,300	416
Partners Trust Financial Group, Inc.	20,140	211
PFF Bancorp, Inc.	838	23
Provident Financial Services, Inc.	33,000	520
TierOne Corp.	540	16

		1,188

Semiconductors - 4.1%
Actel Corp. *	9,174	128
Applied Micro Circuits Corp. *	19,000	48
ARM Holdings PLC ADR	157,910	1,382
Atmel Corp. *	33,236	185
Diodes, Inc. *	22,715	949
Exar Corp. *	13,382	179
MEMC Electronic Materials, Inc. *	14,100	862
ON Semiconductor Corp. *	130,545	1,399
Silicon Laboratories, Inc. *	29,160	1,009
Silicon Motion Technology Corp. ADR *	65,905	1,636
northern funds quarterly report      6      multi-manager funds

multi-manager funds
     SCHEDULE OF INVESTMENTS
     MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Semiconductors - 4.1% – (continued)
Skyworks Solutions, Inc. *	45,000	$331
Syntax-Brillian Corp. *	15,600	77
Tessera Technologies, Inc. *	18,890	766
TriQuint Semiconductor, Inc. *	25,530	129
Ultra Clean Holdings *	65,577	917
Volterra Semiconductor Corp. *	66,720	947

		10,944

Software - 4.2%
Acxiom Corp.	100	3
Avid Technology, Inc. *	49,000	1,732
Business Objects S.A. ADR *	36,700	1,425
Double-Take Software, Inc. *	9,800	161
Global Payments, Inc.	17,070	677
Innerworkings, Inc. *	62,350	999
MicroStrategy, Inc., Class A *	2,004	189
MSC.Software Corp. *	98,000	1,327
Nuance Communications, Inc. *	83,370	1,395
Schawk, Inc.	36,000	721
SEI Investments Co.	84	2
SYNNEX Corp. *	7,100	146
Taleo Corp., Class A *	4,400	99
Ultimate Software Group, Inc. *	76,460	2,212

		11,088

Storage/Warehousing - 0.2%
Mobile Mini, Inc. *	22,000	642
Telecommunications - 4.3%
Andrew Corp. *	24,000	347
C-COR, Inc. *	92,720	1,304
Cbeyond Communications, Inc. *	700	27
Citizens Communications Co.	500	8
CT Communications, Inc.	2,000	61
Ditech Networks, Inc. *	14,804	121
Foundry Networks, Inc. *	51,350	855
General Communication, Inc., Class A *	120,000	1,537
Golden Telecom, Inc.	6,400	352
IDT Corp., Class B	6,600	68
Loral Space & Communications, Inc. *	300	15
NeuStar, Inc., Class A *	39,785	1,153
NII Holdings, Inc. *	19,460	1,571
Novatel Wireless, Inc. *	20,300	528
NTELOS Holdings Corp.	11,300	312
PAETEC Holding Corp. *	12,100	137
Polycom, Inc. *	11,040	371
RF Micro Devices, Inc. *	38,700	241
Rural Cellular Corp., Class A *	1,100	48
Sirenza Microdevices, Inc. *	142,392	1,690
SureWest Communications	1,200	33
Switch & Data Facilities Co., Inc. *	5,800	111
Tekelec *	800	12
USA Mobility, Inc. *	12,500	335
UTStarcom, Inc. *	23,014	129

		11,366

Textiles - 0.8%
G&K Services, Inc., Class A	21,000	830
Unifirst Corp. of Massachusetts	30,500	1,343

		2,173

Toys, Games & Hobbies - 0.3%
RC2 Corp. *	21,000	840

Transportation - 2.8%
Atlas Air Worldwide Holdings, Inc. *	21,365	1,259
Celadon Group, Inc. *	69,565	1,106
Dynamex, Inc. *	400	10
General Maritime Corp.	5,700	153
Gulfmark Offshore, Inc. *	3,700	190
HUB Group, Inc., Class A *	9,700	341
Knight Transportation, Inc.	47,030	912
Landstar System, Inc.	20,000	965
Overseas Shipholding Group	2,350	191
P.A.M. Transportation Services, Inc. *	5,810	106
Saia, Inc. *	4,892	133
Ship Finance International Ltd.	2,200	65
Tsakos Energy Navigation Ltd.	20,200	1,412
U.S. Xpress Enterprises, Inc., Class A *	3,123	58
USA Truck, Inc. *	31,500	523

		7,424

Total Common Stocks

(Cost $223,080)		251,919
multi-manager funds      7      northern funds quarterly report

JUNE 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 4.1%
iShares Russell 2000 Index Fund	4,984	$413
Northern Institutional Funds - Diversified Assets Portfolio (1)	10,572,562	10,573

Total Investment Companies

(Cost $10,971)		10,986

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.3%
Dexia Bank Belgium, Brussels, Eurodollar Time Deposit, 5.44%, 7/2/07	$711	711

Total Short-Term Investment

(Cost $711)		711

Total Investments - 98.9%

(Cost $234,762)		263,616
Other Assets less Liabilities - 1.1%		2,995

NET ASSETS - 100.0%		$266,611

(1)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
Federal Tax Information:
At June 30, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$234,762

Gross tax appreciation of investments	$33,842
Gross tax depreciation of investments	(4,988)

Net tax appreciation of investments	$28,854

northern funds quarterly report      8      multi-manager funds

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Funds

By:	/s/ Lloyd A. Wennlund

Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 27, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Northern Funds

By:	/s/ Lloyd A. Wennlund

Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 27, 2007

By:	/s/ Gregory A. Chidsey

Gregory A. Chidsey, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2007